s

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/07

              Date of Reporting Period:  Six months ended 1/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--
July 31, 2006	$1.00	0.041	--
January 31, 2007 [5]	$1.00	0.025	--

Municipal Obligations Fund
July 31, 2002	$1.00	0.017	--
July 31, 2003	$1.00	0.011	--
July 31, 2004	$1.00	0.008	(0.000	) [6]
July 31, 2005	$1.00	0.017	0.000	[6]
July 31, 2006	$1.00	0.029	(0.000	) [6]
January 31, 2007 [5]	$1.00	0.017	--

Prime Cash Obligations Fund
July 31, 2002	$1.00	0.022	--
July 31, 2003	$1.00	0.012	--
July 31, 2004	$1.00	0.009	--
July 31, 2005	$1.00	0.021	--
July 31, 2006	$1.00	0.042	--
January 31, 2007 [5]	$1.00	0.026	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2007 (unaudited).

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return [1]		Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Asset Value, End of Period (000 omitted)

0.014	(0.014)	$1.00	1.38%		0.31%	[4]	2.92%	[4]	0.24%	[4]	$298,625
0.041	(0.041)	$1.00	4.19%		0.31%		4.17%		0.20%		$377,414
0.025	(0.025)	$1.00	2.56%		0.30%	[4]	5.05%	[4]	0.09%	[4]	$513,564

0.017	(0.017)	$1.00	1.67%		0.30%		1.63%		0.28%		$196,824
0.011	(0.011)	$1.00	1.13%		0.30%		1.08%		0.27%		$416,036
0.008	(0.008)	$1.00	0.82%		0.30%		0.82%		0.27%		$265,345
0.017	(0.017)	$1.00	1.71%		0.28%		1.94%		0.28%		$1,061,717
0.029	(0.029)	$1.00	2.90%		0.28%		2.83%		0.24%		$882,006
0.017	(0.017)	$1.00	1.70%		0.29%	[4]	3.35%	[4]	0.11%	[4]	$1,092,681

0.022	(0.022)	$1.00	2.22%		0.30%		2.07%		0.26%		$894,934
0.012	(0.012)	$1.00	1.25%		0.30%		1.26%		0.26%		$690,099
0.009	(0.009)	$1.00	0.87%		0.30%		0.86%		0.26%		$634,504
0.021	(0.021)	$1.00	2.16%		0.28%		2.12%		0.26%		$709,195
0.042	(0.042)	$1.00	4.28%	[6]	0.26%		4.21%		0.24%		$987,698
0.026	(0.026)	$1.00	2.60%		0.28%	[4]	5.08%	[4]	0.11%	[4]	$879,638

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015
July 31, 2006	$1.00	0.042	--		0.042
January 31, 2007 [5]	$1.00	0.026	--		0.026

Prime Value Obligations Fund
July 31, 2002	$1.00	0.022	--		0.022
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
January 31, 2007 [5]	$1.00	0.026	--		0.026

Treasury Obligations Fund
July 31, 2002	$1.00	0.019	0.001		0.020
July 31, 2003	$1.00	0.012	0.000	[6]	0.012
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
January 31, 2007 [5]	$1.00	0.025	--		0.025

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2007 (unaudited).

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.015)	--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
(0.042)	--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$734,060
(0.026)	--		(0.026)	$1.00	2.61%	0.27%	[4]	5.13%	[4]	0.14%	[4]	$799,415

(0.022)	--		(0.022)	$1.00	2.26%	0.29%		2.29%		0.27%		$506,382
(0.013)	--		(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$387,288
(0.009)	--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$883,749
(0.022)	--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
(0.042)	--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
(0.026)	--		(0.026)	$1.00	2.61%	0.27%	[4]	5.11%	[4]	0.12%	[4]	$1,826,212

(0.019)	(0.001)		(0.020)	$1.00	2.06%	0.30%		1.85%		0.24%		$577,516
(0.012)	(0.000)	[6]	(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$623,407
(0.008)	--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$871,735
(0.020)	--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$622,744
(0.040)	--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
(0.025)	--		(0.025)	$1.00	2.53%	0.30%	[4]	4.98%	[4]	0.08%	[4]	$1,107,821

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,025.60	$1.53
Municipal Obligations Fund	$1,000	$1,017.00	$1.47
Prime Cash Obligations Fund	$1,000	$1,026.00	$1.43
Prime Management Obligations Fund	$1,000	$1,026.10	$1.38
Prime Value Obligations Fund	$1,000	$1,026.10	$1.38
Treasury Obligations Fund	$1,000	$1,025.30	$1.53
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.69	$1.53
Municipal Obligations Fund	$1,000	$1,023.74	$1.48
Prime Cash Obligations Fund	$1,000	$1,023.79	$1.43
Prime Management Obligations Fund	$1,000	$1,023.84	$1.38
Prime Value Obligations Fund	$1,000	$1,023.84	$1.38
Treasury Obligations Fund	$1,000	$1,023.69	$1.53

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.30%
Municipal Obligations Fund	0.29%
Prime Cash Obligations Fund	0.28%
Prime Management Obligations Fund	0.27%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	78.9%
U.S. Government Agency Securities	22.8%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.3	% [4]
8-30 Days	3.7%
31-90 Days	11.1%
91-180 Days	1.9%
181 Days or more	8.7%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 74.2% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--22.8%
$15,000,000	[1]	Federal Home Loan Bank System Discount Note, 5.000%, 2/1/2007	$15,000,000
359,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/8/2007 - 4/4/2007	358,919,764
425,500,000		Federal Home Loan Bank System Notes, 4.750% - 5.580%, 2/1/2007 - 2/28/2008	425,454,017
347,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.010%, 2/6/2007 - 1/7/2008	340,382,006
405,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.235%, 2/7/2007 - 3/19/2007	404,932,192
282,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	281,609,460
185,000,000	[2]	Federal National Mortgage Association Floating Rate Note, 5.203%, 3/28/2007	184,910,943
387,001,000		Federal National Mortgage Association Notes, 3.875% - 5.410%, 5/15/2007 - 1/8/2008	386,421,195
284,298,000	[2]	Housing and Urban Development Floating Rate Note, 5.560%, 2/1/2007	284,298,000
		TOTAL GOVERNMENT AGENCIES	2,681,927,577
		REPURCHASE AGREEMENTS--78.9%
1,135,820,000		Interest in $2,675,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	1,135,820,000
415,000,000	[3]	Interest in $875,000,000 joint repurchase agreement 5.270%, dated 1/11/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $881,148,333 on 2/28/2007. The market value of the underlying securities at the end of the period was $895,169,503.	415,000,000
1,079,388,000		Interest in $4,200,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	1,079,388,000
585,770,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	585,770,000
260,933,000		Interest in $1,478,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	260,933,000
36,000,000		Interest in $36,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2034 for $36,005,280 on 2/1/2007. The market value of the underlying securities at the end of the period was $36,856,040.	36,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,050,154,292 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,077,745,457.	550,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$920,000,000		Interest in $1,840,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,840,269,867 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,876,800,001.	$920,000,000
650,000,000		Interest in $1,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2037 for $1,300,191,028 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,327,433,312.	650,000,000
578,198,000		Interest in $3,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	578,198,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 5.080%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	45,000,000
300,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	300,000,000
863,059,000		Interest in $1,863,059,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $1,863,332,249 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,918,953,303.	863,059,000
340,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.340%, dated 9/6/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	340,000,000
860,200,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	860,200,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.180%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	25,000,000
150,000,000		Interest in $700,000,000 joint repurchase agreement 5.250%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	150,000,000
360,000,000		Interest in $850,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $850,124,667 on 2/1/2007. The market value of the underlying securities at the end of the period was $867,314,965.	360,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/20/2037 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,143,622.	121,000,000
		TOTAL REPURCHASE AGREEMENTS	9,275,368,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	11,957,295,577
		OTHER ASSETS AND LIABILITIES - NET--(1.7%)	(198,775,447)
		TOTAL NET ASSETS--100%	$11,758,520,130

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.7%
Municipal Bonds/Notes	10.5%
Commercial Paper	6.3%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

At January 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	84.3%
8-30 days	1.3%
31-90 days	3.3%
91-180 days	6.2%
181 days or more	5.4%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.690%, 2/1/2007	$4,500,000
7,930,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.710%, 2/1/2007	7,930,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	4,230,000
18,500,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.510%, 2/7/2007	18,500,000
1,515,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 3.750%, 2/7/2007	1,515,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.590%, 2/7/2007	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.670%, 2/1/2007	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.560%, 2/7/2007	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	6,600,000
		TOTAL	68,175,000
		Alaska--3.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,750,000
52,370,000		Alaska State Housing Finance Corp., (Series 2002 A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.650%, 2/1/2007	52,370,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	9,500,000
31,800,000		North Slope Borough, AK, (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	31,800,000
45,600,000		Valdez, AK Marine Terminal, (Series 1993B), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	45,600,000
20,000,000		Valdez, AK Marine Terminal, (Series 1993C), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	20,000,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	193,535,000
		Arizona--0.7%
1,750,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	1,750,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	3,400,000
13,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	13,000,000
3,700,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	3,700,000
2,000,000		Pinal County, AZ IDA, (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	2,000,000
15,500,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007	15,500,000
		TOTAL	39,350,000
		Arkansas--1.3%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.710%, 2/1/2007	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	5,130,000
16,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	16,800,000
34,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	34,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.930%, 2/1/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRBs (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	7,100,000
		TOTAL	72,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--2.8%
$1,245,000		California PCFA, (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	$1,245,000
910,000		California PCFA, (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/ (Comerica Bank LOC), 3.620%, 2/7/2007	910,000
1,880,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,880,000
4,100,000		California PCFA, (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,100,000
5,200,000		California PCFA, (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	5,200,000
1,550,000		California PCFA, (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	1,550,000
6,815,000		California PCFA, (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 2/1/2007	6,815,000
5,000,000		California PCFA, (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	5,000,000
6,000,000		California PCFA, (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	6,000,000
2,940,000		California PCFA, (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	2,940,000
3,165,000		California PCFA, (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/ (Comerica Bank LOC), 3.620%, 2/7/2007	3,165,000
4,060,000		California PCFA, (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,060,000
2,365,000		California PCFA, (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	2,365,000
8,000,000		California PCFA, (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	8,000,000
2,000,000		California PCFA, (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 3.740%, 2/1/2007	2,000,000
1,800,000		California PCFA, (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	1,800,000
2,350,000		California PCFA, (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,350,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	9,000,000
2,000,000		California PCFA, (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,000,000
7,280,000		California PCFA, (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	7,280,000
5,160,000		California PCFA, (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/ (Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	5,160,000
2,960,000		California PCFA, (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	2,960,000
3,075,000		California PCFA, (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	3,075,000
4,115,000		California PCFA, (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,115,000
1,345,000		California PCFA, (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,345,000
8,905,000		California PCFA, (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.680%, 2/7/2007	8,905,000
2,240,000		California PCFA, (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	2,240,000
3,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-1), Daily VRDNs (Bank of New York and CALSTRS LOCs), 3.610%, 2/1/2007	3,000,000
16,500,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2), Daily VRDNs (JPMorgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.590%, 2/1/2007	16,500,000
2,490,000	[3,4]	California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 2/1/2007	2,490,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.690%, 2/7/2007	2,515,000
5,000,000		California Statewide Communities Development Authority, (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007	5,000,000
10,500,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	10,500,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	11,500,000
		TOTAL	156,965,000
		Colorado--1.4%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	14,660,000
		TOTAL	80,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.4%
$3,100,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.620%, 2/1/2007	$3,100,000
3,435,000		New Britain, CT, (Series 2000B), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,435,000
3,100,000		New Britain, CT, (Series 2005), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,100,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,006,895
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,002,595
		TOTAL	22,644,490
		District of Columbia--0.4%
16,600,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	16,600,000
3,140,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	3,140,000
		TOTAL	19,740,000
		Florida--4.5%
9,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/ (Bank of America N.A. LOC), 3.660%, 2/1/2007	9,000,000
7,875,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 2/1/2007	7,875,000
2,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,500,000
7,865,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 3.570%, 2/7/2007	7,865,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.720%, 2/7/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/ (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 2/15/2007	11,280,000
5,310,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,310,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	8,700,000
11,034,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	11,034,000
13,524,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,524,000
21,846,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	21,846,000
3,000,000		Miami-Dade County, FL, (Series A), 3.62% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	3,000,000
40,000,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	40,000,000
13,650,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,650,000
17,916,000		Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	17,916,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.780%, 2/1/2007	70,585,000
		TOTAL	258,420,000
		Georgia--1.8%
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	7,000,000
26,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 2/1/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.050%, 2/1/2007	5,910,000
800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 3.680%, 2/1/2007	800,000
4,875,000		Gainesville and Hall County, GA Development Authority, (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	4,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,000,000		Gwinnett County, GA Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	$5,000,000
12,500,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.670%, 2/1/2007	12,500,000
20,000,000		Mitchell County, GA Development Authority, (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.760%, 2/1/2007	20,000,000
8,040,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 3.660%, 2/1/2007	8,040,000
11,600,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.670%, 2/7/2007	11,600,000
2,200,000		Tattnall County, GA IDA, (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,200,000
		TOTAL	103,925,000
		Hawaii--0.0%
60,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	60,000
		Illinois--3.4%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 2/1/2007	3,500,000
11,000,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	11,000,000
16,375,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	16,375,000
17,000,000		Chicago, IL Midway Airport, (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 2/1/2007	17,000,000
28,000,000		Chicago, IL MFH Revenue, (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.680%, 2/1/2007	28,000,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 3.680%, 2/1/2007	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-685), 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	7,810,000
2,815,000		Chicago, IL, (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/7/2007	2,815,000
1,340,000		Chicago, IL, (Series 1999 IDRBs), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	1,340,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	10,500,000
12,465,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	12,465,000
2,620,000		Elgin, IL, (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,620,000
490,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	490,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.740%, 2/1/2007	3,400,000
2,190,000		Huntley, IL IDRBs, (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.590%, 2/7/2007	2,190,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 3.710%, 2/1/2007	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.740%, 2/1/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.560%,2/7/2007	2,850,000
5,695,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	5,695,000
3,110,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.620%, 2/7/2007	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.560%, 2/7/2007	4,000,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.800%, 2/1/2007	6,600,000
490,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	$7,000,000
3,445,000		Tinley Park, IL, (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,445,000
2,845,000		Upper Illinois River Valley Development Authority, (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,845,000
3,140,000		Vernon Hills, IL Industrial Development, (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,140,000
2,410,000		Will-Kankakee, IL Regional Development Authority, (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,410,000
		TOTAL	193,825,000
		Indiana--3.1%
250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.950%, 2/1/2007	250,000
7,931,000		Elkhart County, IN MFH, (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.700%, 2/1/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 2/1/2007	2,292,000
980,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	980,000
3,200,000		Indiana Port Commission, (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.550%, 2/7/2007	3,200,000
8,000,000		Indiana State Finance Authority, (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.580%, 2/1/2007	8,000,000
1,155,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,155,000
20,500,000		Indiana State Housing & Community Development Authority, (Series 2006 E-2), 3.62% BANs, 12/20/2007	20,500,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,135,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 2/1/2007	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	5,000,000
4,035,000		Jasper County, IN EDA, (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	6,500,000
1,390,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 2/1/2007	1,390,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	24,200,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.670%, 2/1/2007	6,000,000
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,916,251
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,200,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
22,225,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	22,225,000
6,065,000		Whiting, IN Environmental Facilities Revenue, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,065,000
2,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,000,000
		TOTAL	174,474,251
		Iowa--0.4%
20,000,000		Iowa Finance Authority, (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 2/1/2007	20,000,000
		Kansas--0.8%
12,174,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	12,174,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,170,378
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--continued
$10,000,000		Kansas Development Finance Authority, (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	$10,000,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,049,677
2,920,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,920,000
		TOTAL	47,314,055
		Kentucky--0.3%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.690%, 2/1/2007	8,300,000
4,900,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 2/1/2007	4,900,000
740,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.050%, 2/1/2007	740,000
2,182,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 2/1/2007	2,182,000
1,630,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	1,630,000
		TOTAL	17,752,000
		Louisiana--1.0%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	4,000,000
6,303,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.760%, 2/1/2007	6,303,000
11,770,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	11,770,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 2/1/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(JPMorgan Chase Bank, N.A. LOC), 3.560%, 2/7/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.820%, 2/1/2007	11,600,000
		TOTAL	57,773,000
		Maine--0.2%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.580%, 2/7/2007	2,025,000
8,315,000		Maine Finance Authority, (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.650%, 2/1/2007	8,315,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,285,000
		TOTAL	13,625,000
		Maryland--0.9%
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	5,555,000
3,950,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/7/2007	3,950,000
13,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	4,830,000
5,850,000		Maryland IDFA, (Series 1999), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.570%, 2/7/2007	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$6,925,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.720%, 2/2/2007	$6,925,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	5,730,000
		TOTAL	54,185,000
		Massachusetts--1.2%
12,000,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.690%, 2/1/2007	12,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.68% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 4/9/2007	10,000,000
10,000,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.620%, 2/1/2007	10,000,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 2/1/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	9,580,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.610%, 2/1/2007	1,800,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.530%, 2/7/2007	1,800,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/1/2007	19,610,000
		TOTAL	69,290,000
		Michigan--0.9%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.550%, 2/7/2007	6,000,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.570%, 2/7/2007	7,300,000
3,360,000	[3,4]	Michigan State Building Authority, PUTTERs (Series 1465), Weekly VRDNs (FGIC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	3,360,000
2,800,000		Michigan State Housing Development Authority, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.560%, 2/7/2007	2,800,000
401,000		Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	401,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	9,790,000
12,655,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	12,655,000
		TOTAL	48,806,000
		Minnesota--2.3%
24,410,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	24,410,000
17,740,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	17,740,000
2,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,225,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	5,220,000
45,000,000		Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
1,700,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.700%, 2/1/2007	$4,965,000
10,190,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	10,190,000
445,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	445,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,250,000
3,300,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	3,300,000
		TOTAL	132,490,000
		Mississippi--1.0%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 2/1/2007	10,000,000
2,050,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 3.760%, 2/1/2007	2,050,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,185,000
9,000,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.650%, 2/1/2007	9,000,000
1,180,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,180,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.670%, 2/1/2007	7,500,000
11,020,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 3.580%, 2/7/2007	11,020,000
1,555,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,555,000
5,510,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 3.760%, 2/1/2007	5,510,000
		TOTAL	56,915,000
		Missouri--3.5%
29,841,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	29,841,000
725,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/ (Commerce Bank, N.A., Kansas City LOC), 3.650%, 2/1/2007	725,000
10,000,000		Kansas City, MO IDA, (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	10,000,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	47,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 2/1/2007	20,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.700%, 2/1/2007	8,250,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	15,000,000
10,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	10,000,000
2,795,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,795,000
1,655,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,655,000
16,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 2/1/2007	16,000,000
9,300,000		St. Louis, MO IDA, (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.560%, 2/7/2007	9,300,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.020%, 2/1/2007	1,000,000
		TOTAL	200,966,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Montana--0.3%
$2,220,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$2,220,000
6,400,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/1/2007	6,400,000
3,055,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.580%, 2/7/2007	3,055,000
3,555,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.740%, 2/1/2007	3,555,000
		TOTAL	15,230,000
		Multi State--9.8%
41,581,721	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.810%, 2/1/2007	41,581,721
18,652,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 1999-3), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	18,652,000
47,931,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.760%, 2/1/2007	47,931,000
10,170,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 2/1/2007	10,170,000
10,240,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	10,240,000
21,688,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	21,688,000
5,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	5,725,000
6,197,223	[3,4]	GS Pool Trust ((Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	6,197,223
30,327,673	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	30,327,673
18,339,079	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	18,339,079
20,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 2/1/2007	20,000,000
269,375,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	269,375,000
60,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-004), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	60,000,000
		TOTAL	560,226,696
		Nebraska--0.4%
2,900,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	2,900,000
1,200,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,200,000
7,325,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	7,325,000
3,066,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	3,066,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,000,000
5,200,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,200,000
		TOTAL	21,691,000
		Nevada--4.1%
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	11,775,000
7,140,000		Clark County, NV, (Series 1997A), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,535,000
113,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Bayerische Landesbank (GTD) LIQ), 3.570%, 2/7/2007	113,000,000
80,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.570%, 2/7/2007	80,000,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.650%, 2/7/2007	13,000,000
		TOTAL	232,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--0.9%
$20,000,000		New Hampshire Business Finance Authority, (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.690%, 2/1/2007	$20,000,000
1,175,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.630%, 2/7/2007	1,175,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.64% CP (New England Power Co.), Mandatory Tender 4/12/2007	30,000,000
1,100,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,100,000
780,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	780,000
		TOTAL	53,055,000
		New Jersey--3.2%
12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	12,723,380
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,507,201
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,116,204
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,029,670
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,612,134
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,577,176
10,070,000		New Jersey EDA, (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	10,070,000
14,610,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	14,610,000
4,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	4,250,000
12,820,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	12,820,000
30,000,000		Newark, NJ, (Series 2006A-B), 4.00% BANs, 6/15/2007	30,043,311
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,036,189
12,600,000		Plainfield, NJ, 4.50% BANs, 3/20/2007	12,613,644
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,098,963
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,402,797
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,600,750
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,598,630
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,194,688
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,882,860
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,810,974
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,975,535
		TOTAL	181,574,106
		New Mexico--1.5%
1,570,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	1,570,000
4,485,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	4,485,000
15,859,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	15,859,000
2,625,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 2/7/2007	2,625,000
56,532,541		New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	56,532,541
970,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	970,000
2,515,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/1/2007	2,515,000
1,085,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,085,000
		TOTAL	85,641,541
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--2.4%
$3,900,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 3.670%, 2/1/2007	$3,900,000
22,275,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 2/1/2007	22,275,000
17,000,000		New York City, NY Housing Development Corp., (Series 2006 J-2), 3.60% TOBs, Mandatory Tender 11/1/2007	17,000,000
11,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.550%, 2/7/2007	11,000,000
9,710,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.700%, 2/1/2007	9,710,000
2,410,000		New York City, NY, (2004 Series H-3), Weekly VRDNs (Bank of New York LOC), 3.450%, 2/7/2007	2,410,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.540%, 2/7/2007	2,800,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.540%, 2/7/2007	2,300,000
4,750,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing), Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.540%, 2/7/2007	4,750,000
2,000,000		New York State HFA, Avalon Bowery Place II (Series 2006A), Weekly VRDNs (CVP III LLC)/(Bank of America N.A. LOC), 3.640%, 2/7/2007	2,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	36,145,000
19,635,000	[3,4]	Westchester County, NY IDA, (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 2/1/2007	19,635,000
		TOTAL	133,925,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	2,000,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.570%, 2/7/2007	11,800,000
395,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007	395,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	2,900,000
3,110,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	3,110,000
1,600,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.770%, 2/1/2007	1,600,000
3,300,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 2/1/2007	3,300,000
10,835,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	10,835,000
16,000,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006A), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	16,000,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 2/1/2007	11,250,000
155,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	155,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,700,000
2,300,000		Raleigh & Durham, NC Airport Authority, (Series 2006A), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.540%, 2/7/2007	2,300,000
3,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006B), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.560%, 2/7/2007	3,000,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	1,300,000
		TOTAL	83,085,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--2.3%
$2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	$2,157,945
5,760,000	[3,4]	Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	5,760,000
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	4,750,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,919,904
3,925,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	3,925,000
6,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	6,000,000
4,500,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 3.740%, 2/1/2007	4,500,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,560,705
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 2/1/2007	6,250,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.590%, 2/7/2007	45,000,000
3,500,000		Ohio HFA, (Series J), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.560%, 2/7/2007	3,500,000
1,420,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,420,000
2,895,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.730%, 2/1/2007	2,895,000
22,675,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	22,675,000
5,995,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	5,995,000
2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	2,870,742
6,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.660%, 2/1/2007	6,000,000
		TOTAL	129,179,296
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	5,650,000
16,814,223	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 2/1/2007	16,814,223
7,500,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.600%, 2/7/2007	7,500,000
		TOTAL	29,964,223
		Oregon--0.3%
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
		TOTAL	20,000,000
		Pennsylvania--3.1%
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	1,000,000
933,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	933,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 2/7/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.650%, 2/7/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	10,000,000
14,600,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.700%, 2/1/2007	14,600,000
82,485,000		Philadelphia, PA Airport System, (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.580%, 2/7/2007	82,485,000
		TOTAL	176,718,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.1%
$3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	$3,555,000
1,900,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 3.780%, 2/1/2007	1,900,000
		TOTAL	5,455,000
		South Carolina--2.1%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	12,550,000
2,100,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.790%, 2/1/2007	2,100,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,000,000
12,830,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.660%, 2/1/2007	12,830,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.690%, 2/2/2007	1,525,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.780%, 2/2/2007	1,450,000
50,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.790%, 2/6/2007	50,000
2,300,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/ (PNC Bank, N.A. LOC), 3.580%, 2/7/2007	2,300,000
500,000		South Carolina Jobs-EDA, (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/ (Branch Banking & Trust Co. LOC), 3.710%, 2/1/2007	500,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 2/1/2007	6,000,000
2,075,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	2,075,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	10,300,000
		TOTAL	118,880,000
		South Dakota--0.3%
4,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	4,000,000
14,980,000	[3,4]	South Dakota Housing Development Authority, (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	14,980,000
		TOTAL	18,980,000
		Tennessee--1.7%
1,400,000		Dover, TN IDB, (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	1,400,000
1,760,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	1,760,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,000,000
44,100,000		Loudon, TN IDB Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	44,100,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.680%, 2/1/2007	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	200,000
29,605,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 2/1/2007	29,605,000
845,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.810%, 2/1/2007	7,000,000
		TOTAL	97,310,000
		Texas--17.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G), Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 2/1/2007	8,830,000
4,955,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.720%, 2/1/2007	4,955,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$42,500,000		Brazos Harbor, TX IDC, (Series 2006), Weekly VRDNs (BASF Corp.), 3.580%, 2/7/2007	$42,500,000
43,610,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	43,610,000
51,920,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	51,920,000
36,500,000		Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.580%, 2/7/2007	36,500,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 2/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	28,500,000
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	805,754
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	930,871
5,340,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.630%, 2/7/2007	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,000,000
2,725,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,725,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	7,150,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	3,000,000
21,300,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.760%, 2/1/2007	21,300,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004),Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.670%, 2/1/2007	9,400,000
7,435,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	7,435,000
20,865,000		Gulf Coast, TX IDA, (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.790%, 2/1/2007	20,865,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	18,000,000
32,500,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	32,500,000
19,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,500,000
11,790,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	11,790,000
19,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,050,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	24,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	15,000,000
14,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.790%, 2/1/2007	14,500,000
6,070,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,070,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.000%, 2/1/2007	7,000,000
9,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,900,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.590%, 2/7/2007	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	$2,000,000
9,565,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	9,565,000
45,200,000		Houston, TX Airport System, (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.570%, 2/7/2007	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	6,930,000
1,300,000		Houston, TX, (Series F), 3.60% CP, Mandatory Tender 2/20/2007	1,300,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,500,000
1,500,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2007	1,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	15,000,000
4,985,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.760%, 2/1/2007	4,985,000
27,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.680%, 2/1/2007	27,000,000
2,845,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	2,845,000
10,060,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,060,000
7,000,000	[3,4]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	7,000,000
69,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	69,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	13,325,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3784), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,995,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	29,995,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	10,000,000
7,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	7,000,000
3,500,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	3,500,000
5,125,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.680%, 2/1/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.680%, 2/1/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.810%, 2/1/2007	13,400,000
2,770,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,770,000
150,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	150,784,511
3,800,000		Waco, TX IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	3,800,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,850,000
		TOTAL	1,009,881,136
		Utah--0.2%
10,000,000		Murray City, Utah Hospital Revenue, (Series 2005C) Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 3.600%, 2/1/2007	10,000,000
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	4,000,000
		TOTAL	14,000,000
		Vermont--0.2%
4,960,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	4,960,000
2,750,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,750,000
1,950,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,950,000
		TOTAL	9,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--3.8%
$3,500,000		Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 2/1/2007	$3,500,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 3/6/2007	34,300,000
30,688,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 3.540%, 2/7/2007	30,688,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/6/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/8/2007	5,000,000
11,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2007	11,500,000
12,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.63% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/5/2007	12,000,000
14,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.65% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	14,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.66% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 3/6/2007	10,000,000
45,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.67% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	45,000,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,895,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,500,000
28,430,000	[3,4]	Virginia State Housing Development Authority, (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	28,430,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,285,000
		TOTAL	215,098,000
		Washington--2.3%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,980,000
5,170,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.660%, 2/1/2007	5,170,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 2/1/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 2/1/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 2/1/2007	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.550%, 2/7/2007	8,425,000
7,570,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	7,570,000
3,945,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,945,000
5,015,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,015,000
4,450,000	[3,4]	Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,320,000
7,000,000	[3,4]	Port of Seattle, WA, RBC Floater Certificates (Series I-11), Weekly VRDNs (SEATAC Fuel Facilities LLC)/(MBIA Insurance Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 3.690%, 2/1/2007	7,000,000
11,550,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 2/1/2007	11,550,000
9,905,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.580%, 2/7/2007	9,905,000
5,500,000		Washington State EDFA, (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.570%, 2/7/2007	5,500,000
1,000,000		Washington State EDFA, (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	1,000,000
5,200,000		Washington State EDFA, (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,200,000
5,000,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.620%, 2/7/2007	5,000,000
5,890,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,890,000
3,590,000		Washington State Housing Finance Commission, (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.680%, 2/1/2007	3,590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 3.680%, 2/1/2007	$4,825,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 2/1/2007	5,350,000
		TOTAL	128,885,500
		West Virginia--1.4%
800,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.600%, 2/7/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.68% CP (Virginia Electric & Power Co.), Mandatory Tender 4/12/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2007	4,000,000
14,600,000		Marion County, WV County Commission, (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.550%, 2/7/2007	14,600,000
3,100,000		Marion County, WV County Commission, (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.570%, 2/7/2007	3,100,000
3,760,000		Ritchie County, WV, IDRBs (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	3,760,000
23,000,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/1/2007	23,000,000
23,300,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/1/2007	23,300,000
		TOTAL	82,560,000
		Wisconsin--3.5%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 2/1/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 2/1/2007	4,000,000
800,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	800,000
1,720,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 2/1/2007	1,720,000
2,300,000		Milwaukee, WI, (Series 1997), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,085,000
16,835,000		Wisconsin Housing & EDA, (Series 2004E),Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,835,000
56,020,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	56,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$64,900,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	$64,900,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	5,000,000
16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,100,000
17,230,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	17,230,000
2,370,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank NA, New York LIQ), 3.680%, 2/1/2007	2,370,000
		TOTAL	200,860,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,727,104,294
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(29,327,220)
		TOTAL NET ASSETS--100%	$5,697,777,074

Securities that are subject to the federal alternative minimum tax (AMT) represent 74.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	42.3%
Variable Rate Demand Instruments	39.2%
Bank Instruments	9.6%
Repurchase Agreements--Cash	8.6%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.3	% [4]
8-30 Days	29.6%
31-90 Days	17.9%
91-180 Days	3.4%
181 Days or more	7.5%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 27.5% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Finance - Automotive--1.4%
$49,797,660	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$49,797,660
17,409,852		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/15/2007	17,409,851
9,349,233	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	9,349,232
8,227,811	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	8,227,811
9,219,138		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	9,219,138
8,405,947	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	8,405,947
10,666,167	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	10,666,167
		TOTAL	113,075,806
		Finance - Equipment--0.3%
1,529,715		CITEquipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	1,529,715
75,762		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	75,762
11,092,484		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	11,092,484
12,322,190	[1,2]	Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007	12,322,190
		TOTAL	25,020,151
		Finance - Retail--0.4%
28,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	28,000,000
		TOTAL-ASSET-BACKED SECURITIES	166,095,957
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
124,000,000		Barclays Bank PLC, 5.320% - 5.420%, 4/9/2007- 1/25/2008	124,000,000
15,000,000		Calyon, Paris, 5.260%, 4/11/2007	15,000,000
74,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	74,000,000
155,000,000		Credit Suisse, Zurich, 4.920% - 5.365%, 2/5/2007 - 1/18/2008	155,000,000
90,000,000		DePfa Bank PLC, 5.260% - 5.410%, 2/12/2007 - 7/12/2007	90,000,000
10,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	10,000,000
62,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	62,000,000
160,000,000		Societe Generale, Paris, 5.225% - 5.410%, 2/20/2007 - 10/9/2007	159,965,822
80,000,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	80,017,963
		TOTAL CERTIFICATES OF DEPOSIT	769,983,785
		COLLATERALIZED LOAN AGREEMENTS--11.8%
		Banking--3.5%
275,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	275,000,000
		Brokerage--8.3%
150,000,000		Citigroup Global Markets, Inc., 5.413%, 2/1/2007	150,000,000
370,000,000		Goldman Sachs & Co., 5.413%, 2/1/2007	370,000,000
145,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	145,000,000
		TOTAL	665,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	940,000,000
Principal Amount			Value
		COMMERCIAL PAPER--22.3% [3]
		Banking--6.0%
$15,000,000		Bank of America Corp., 5.240%, 4/12/2007	$14,847,167
25,000,000		Barclays US Funding Corp., (Barclays Bank PLC GTD), 5.260%, 2/14/2007	24,952,514
35,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007	34,670,502
45,000,000		DePfa Bank PLC, 5.235%, 2/20/2007	44,875,669
15,000,000		Deutsche Bank Financial, Inc., (Deutsche Bank AG GTD), 5.400%, 2/13/2007	14,973,000
80,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250%, 4/4/2007 - 4/24/2007	79,189,167
15,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank NV GTD), 5.200%, 5/14/2007	14,779,000
169,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.125% - 5.250%, 2/13/2007 - 10/5/2007	166,775,207
34,000,000		Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.265%, 2/12/2007	33,945,303
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 5.280%, 3/1/2007	49,794,667
		TOTAL	478,802,196
		Finance - Automotive--4.7%
34,000,000		DRAC LLC, A1+/P1 Series, 5.250%, 4/10/2007 - 4/18/2007	33,652,333
214,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.310%, 2/5/2007 - 7/23/2007	213,385,900
132,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.240% - 5.310%, 2/12/2007 - 3/23/2007	131,506,599
		TOTAL	378,544,832
		Finance - Commercial--0.8%
62,484,000	[1,2]	Versailles CDS LLC, 5.250%, 4/16/2007	61,809,694
		Finance - Retail--2.4%
25,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	24,751,313
10,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	9,938,633
163,000,000	[1,2]	Paradigm Funding LLC, 5.210% - 5.270%, 2/6/2007 - 7/19/2007	161,798,917
		TOTAL	196,488,863
		Finance - Securities--8.4%
30,000,000	[1,2]	Beta Finance, Inc., 5.240%, 3/12/2007	29,829,700
298,955,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	297,984,378
147,000,000	[1,2]	Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007	146,427,710
120,516,000	[1,2]	KLIO II Funding Ltd., 5.260%, 2/28/2007 - 4/17/2007	119,765,473
40,000,000	[1,2]	Perry Global Funding LLC Series A, 5.245% - 5.260%, 2/14/2007 - 4/12/2007	39,758,039
29,000,000	[1,2]	Scaldis Capital LLC, 5.265%, 2/9/2007	28,966,070
10,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.190%, 7/11/2007	9,769,333
		TOTAL	672,500,703
		TOTAL COMMERCIAL PAPER	1,788,146,288
		CORPORATE NOTES--5.0%
		Banking--2.2%
45,000,000		Deutsche Bank AG, 5.400%, 12/12/2007	45,000,000
30,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	30,000,000
46,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	46,000,000
53,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 -12/28/2007	53,000,000
		TOTAL	174,000,000
		Finance - Securities--2.4%
76,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.000%, 12/6/2006	76,000,000
118,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.000% - 5.375%, 2/4/2008	118,000,000
		TOTAL	194,000,000
Principal Amount			Value
		CORPORATE NOTES--continued
		Insurance--0.4%
$35,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	$35,000,000
		TOTAL CORPORATE NOTES	403,000,000
		LOAN PARTICIPATION--0.4%
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.340%, 5/21/2007	32,000,000
		NOTES - VARIABLE --39.2% [5]
		Banking--18.4%
3,910,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	3,910,000
3,870,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	3,870,000
4,495,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	4,495,000
3,221,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,221,000
3,835,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,835,000
1,875,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	1,875,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.500%, 2/1/2007	2,000,000
1,075,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,075,000
2,680,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,680,000
7,775,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.410%, 2/1/2007	7,775,000
3,155,000		B & H Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,155,000
2,445,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	2,445,000
5,000,000		BNP Paribas SA, 5.300%, 4/3/2007	4,998,642
3,826,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,826,000
25,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	25,000,000
25,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	24,998,445
7,790,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/7/2007	7,790,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 5.310%, 2/7/2007	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	7,690,000
865,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	865,000
1,750,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,750,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	925,000
5,180,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 2/1/2007	5,180,000
5,775,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 2/1/2007	5,775,000
630,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	630,000
5,780,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	5,780,000
2,225,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,225,000
33,059,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	33,059,000
156,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	156,000
1,609,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,609,000
3,300,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	3,300,000
1,510,000		Charles River LLC, (Harris, N.A. LOC), 5.350%, 2/1/2007	1,510,000
9,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	9,100,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,350,000
3,500,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	3,500,000
6,325,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	6,325,000
14,100,000		Cook County, IL, Series 2002 A, 5.340%, 2/7/2007	14,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.350%, 2/1/2007	$27,120,000
60,000,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	60,000,000
4,400,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,400,000
5,380,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 2/1/2007	5,380,000
170,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	170,000,000
3,460,000		Duncan Machinery Movers, Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	3,460,000
1,585,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	1,585,000
4,720,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	4,720,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	875,000
2,695,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,695,000
6,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	6,700,000
402,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	402,000
1,875,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 5.370%, 2/2/2007	1,875,000
635,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.410%, 2/7/2007	635,000
5,505,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.360%, 2/1/2007	5,505,000
1,960,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,960,000
1,680,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	1,680,000
3,700,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.360%, 2/7/2007	3,700,000
3,785,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,785,000
1,355,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	1,355,000
1,905,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	1,905,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	153,000,000
159,900,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	159,900,000
23,000,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	23,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	8,055,000
8,400,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	8,400,000
4,290,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,290,000
4,995,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,995,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	3,085,000
1,050,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.410%, 2/1/2007	1,050,000
6,750,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	6,750,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 2/1/2007	15,000,000
32,500,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	32,500,000
3,605,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.350%, 2/1/2007	3,605,000
7,890,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	7,890,000
3,790,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%, 2/1/2007	3,790,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 5.320%, 2/1/2007	830,000
2,575,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	2,575,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	5,000,000
2,425,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	2,425,000
1,785,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	1,785,000
7,900,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	7,900,000
870,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.400%, 2/1/2007	870,000
2,695,000		Mike Patton Real Estate II LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,695,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,000,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	$3,000,000
1,460,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.320%, 2/1/2007	1,460,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	2,835,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	2,565,000
3,775,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	3,775,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.470%, 2/6/2007	14,000,000
2,080,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	2,080,000
3,885,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,885,000
2,000,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	2,000,000
6,290,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 2/1/2007	6,290,000
7,180,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	7,180,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 2/12/2007	55,000,000
689,000		Sandridge Food Corp., (National City Bank LOC), 5.360%, 2/1/2007	689,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	3,110,000
1,955,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	1,955,000
4,930,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	4,930,000
4,300,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 2/1/2007	4,300,000
4,075,000		Springhill Medical Comples, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	4,075,000
6,865,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	6,865,000
2,255,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,255,000
2,050,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,050,000
1,640,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,640,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 5.363%, 3/28/2007	30,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (Wachovia Corp. GTD), 5.360%, 3/15/2007	20,000,000
2,465,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	2,465,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,595,000
1,240,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,240,000
550,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 2/1/2007	550,000
3,345,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	3,345,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	4,055,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	6,400,000
85,000,000		Wells Fargo & Co., 5.386%, 2/2/2007	85,000,000
14,300,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.300%, 2/1/2007	14,300,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	50,000,000
1,105,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,105,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 2/1/2007	4,190,000
		TOTAL	1,478,359,087
		Brokerage--8.1%
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	40,000,929
40,000,000		Merrill Lynch & Co., Inc., 5.401%, 2/5/2007	40,000,000
165,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	165,000,000
404,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	404,000,902
		TOTAL	649,001,831
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [5]
		Finance - Commercial--2.6%
$5,350,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.350%, 2/1/2007	$5,350,000
193,500,000	[1,2]	General Electric Capital Corp., 5.445%, 2/20/2007	193,500,000
6,950,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 5.350%, 2/1/2007	6,950,000
		TOTAL	205,800,000
		Finance - Retail--2.3%
70,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/12/2007	69,992,165
60,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	59,999,536
51,000,000	[1,2]	SLM Corp., 5.320%, 2/14/2007	51,000,000
		TOTAL	180,991,701
		Finance - Securities--3.3%
145,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.345%, 2/1/2007 - 4/25/2007	144,996,893
35,000,000	[1,2]	Sigma Finance, Inc., (K2 Corp. GTD), 5.413%, 2/1/2007	35,011,469
30,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.320%, 2/1/2007	29,997,132
55,000,000	[1,2]	Sigma Finance, Inc., 5.325%, 2/1/2007	54,997,627
		TOTAL	265,003,121
		Government Agency--0.1%
3,725,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 2/1/2007	3,725,000
930,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	930,000
		TOTAL	4,655,000
		Insurance--3.4%
25,000,000		Genworth Life Insurance Co., 5.459%, 3/1/2007	25,000,000
25,000,000		Hartford Life Insurance Co., 5.539% - 5.541%, 2/1/2007 - 3/1/2007	25,000,000
22,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 2/21/2007	21,998,599
45,000,000		MetLife Insurance Co. of Connecticut, 5.453%, 3/28/2007	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.480% - 5.490%, 2/1/2007 - 4/2/2007	45,000,000
35,000,000		Monumental Life Insurance Co., 5.440% - 5.510%, 2/1/2007 - 2/28/2007	35,000,000
40,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	40,000,000
12,000,000	[1,2]	Pacific Life Global Funding, 5.371%, 2/5/2007	12,000,088
25,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 4/2/2007	25,000,000
		TOTAL	273,998,687
		Municipal--1.0%
84,000,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	84,000,000
		TOTAL NOTES-VARIABLE	3,141,809,427
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		DWS Money Market Trust	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.6%
$150,000,000		Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	$150,000,000
414,429,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	414,429,000
125,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	125,000,000
		TOTAL REPURCHASE AGREEMENTS	689,429,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	7,985,553,394
		OTHER ASSETS AND LIABILITIES - NET--0.3%	25,241,632
		TOTAL NET ASSETS--100%	$8,010,795,026

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $2,986,600,746, which represented 37.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $2,936,803,086, which represented 36.7% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	56.4%
Variable Rate Demand Instruments	34.3%
Bank Instruments	8.2%
Repurchase Agreements	0.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.2	% [4]
8-30 Days	24.2%
31-90 Days	16.3%
91-180 Days	5.8%
181 Days or more	7.0%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.1% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--1.1%
$18,108,240	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$18,108,240
10,445,911		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	10,445,911
7,346,260	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	7,346,260
4,993,700		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	4,993,700
		TOTAL	40,894,111
		Finance - Equipment--0.8%
367,132		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%,3/20/2007	367,132
162,348		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	162,348
16,779,353		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	16,779,353
4,151,882		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	4,151,882
9,908,426	[1,2]	Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007	9,908,426
		TOTAL	31,369,141
		Finance - Retail--1.0%
28,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	28,000,000
13,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	13,000,000
		TOTAL	41,000,000
		TOTAL ASSET-BACKED SECURITIES	113,263,252
		BANKERS ACCEPTANCE--0.8%
		Banking--0.8%
30,000,000		Bank of America N.A., 5.305%, 5/9/2007	30,000,000
		CERTIFICATES OF DEPOSIT--7.4%
		Banking--7.4%
35,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/24/2007 - 1/16/2008	35,000,000
25,000,000		Calyon, Paris, 5.310%, 4/19/2007	25,000,000
10,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	10,000,000
54,000,000		Credit Suisse, Zurich, 5.200% - 5.410%, 2/20/2007 - 1/14/2008	54,000,000
50,000,000		DePfa Bank PLC, 5.260%, 2/12/2007 - 4/9/2007	50,000,000
20,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	20,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007	9,994,446
5,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007	5,000,000
51,000,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	51,013,064
30,000,000		Washington Mutual Bank, 5.330%, 2/16/2007	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	290,007,510
		COLLATERALIZED LOAN AGREEMENTS--24.6%
		Banking--11.9%
80,000,000		BNP Paribas Securities Corp., 5.422%, 2/1/2007	80,000,000
125,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 2/1/2007	125,000,000
25,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	25,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.437%, 2/1/2007	75,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$25,000,000		HSBC Securities (USA), Inc., 5.412%, 2/1/2007	$25,000,000
60,000,000		J.P. Morgan Securities, Inc., 5.412%, 2/1/2007	60,000,000
75,000,000		RBC Capital Markets Corp., 5.382% - 5.392%, 2/1/2007	75,000,000
		TOTAL	465,000,000
		Brokerage--12.7%
107,000,000		Bear Stearns & Co., Inc., 5.432%, 2/1/2007	107,000,000
115,000,000		Citigroup Global Markets, Inc., 5.412%, 2/1/2007	115,000,000
102,000,000		Goldman Sachs & Co., 5.382% - 5.412%, 2/1/2007	102,000,000
10,000,000		Lehman Brothers, Inc., 5.462%, 2/1/2007	10,000,000
135,000,000		Merrill Lynch & Co., Inc., 5.442%, 2/1/2007	135,000,000
25,000,000		Morgan Stanley & Co., Inc., 5.412%, 2/1/2007	25,000,000
		TOTAL	494,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	959,000,000
		COMMERCIAL PAPER--19.9% [3]
		Banking--5.8%
10,000,000		Bank of America Corp., 5.210%, 4/24/2007	9,881,328
15,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	14,804,571
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,811,716
25,000,000		DePfa Bank PLC, 5.235%, 2/20/2007	24,930,927
26,000,000		Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 5.400%, 2/13/2007	25,953,200
20,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250%, 4/4/2007	19,819,167
20,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.200%, 5/14/2007	19,705,333
60,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	59,426,132
30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.265%, 2/12/2007	29,951,737
		TOTAL	224,284,111
		Finance - Automotive--4.4%
92,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.310%, 2/5/2007 - 7/9/2007	91,298,732
80,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.240% - 5.310%, 2/12/2007 - 3/22/2007	79,651,364
		TOTAL	170,950,096
		Finance - Commercial--1.0%
39,000,000		CIT Group, Inc., 5.230%, 3/21/2007 - 7/12/2007	38,317,630
		Finance - Retail--3.1%
10,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	9,900,525
12,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	11,926,360
80,000,000	[1,2]	Paradigm Funding LLC, 5.210% - 5.275%, 2/6/2007 - 7/19/2007	79,305,842
20,000,000	[1,2]	Sheffield Receivables Corp., 5.250%, 4/26/2007	19,755,000
		TOTAL	120,887,727
		Finance - Securities--4.5%
20,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.313%, 3/21/2007	19,917,711
80,500,000	[1,2]	Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007	80,206,609
25,000,000	[1,2]	KLIO II Funding Ltd., 5.260%, 4/17/2007	24,726,042
39,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.245% - 5.260%, 2/14/2007 - 4/12/2007	38,706,215
5,000,000	[1,2]	Scaldis Capital LLC, 5.265%, 2/9/2007	4,994,150
9,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.190%, 7/11/2007	8,792,400
		TOTAL	177,343,127
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Insurance--0.3%
$14,000,000	[1,2]	Aspen Funding Corp., 5.275%, 2/13/2007	$13,975,383
		Metals--0.8%
32,000,000		Alcoa, Inc., 5.265% - 5.280%, 2/5/2007 - 3/5/2007	31,938,223
		TOTAL COMMERCIAL PAPER	777,696,297
		CORPORATE BOND--0.5%
		Finance - Retail--0.5%
20,422,000		Countrywide Home Loans, Inc., 5.500%, 2/1/2007	20,422,000
		CORPORATE NOTES--6.3%
		Banking--2.1%
20,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	20,000,000
23,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	23,000,000
22,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	22,500,000
17,000,000		UBS AG, 5.400%, 11/28/2007	17,000,000
		TOTAL	82,500,000
		Brokerage--1.8%
70,000,000		Goldman Sachs Group, Inc., 5.403% - 5.432%, 12/18/2007 - 1/16/2008	70,000,000
		Finance - Securities--2.4%
26,000,000	[1,2]	Beta Finance, Inc., 4.160%, 3/15/2007	26,000,000
14,050,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	14,050,000
54,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250% - 5.355%, 4/19/2007 - 2/4/2008	54,000,000
		TOTAL	94,050,000
		TOTAL CORPORATE NOTES	246,550,000
		LOAN PARTICIPATION--2.2%
		Chemicals--0.7%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.320%, 2/26/2007	25,000,000
		Finance - Retail--0.5%
20,000,000		Countrywide Home Loans, Inc., 5.320%, 2/16/2007	20,000,000
		Miscellaneous--1.0%
40,000,000		Cargill, Inc., 5.310%, 2/21/2007	40,000,000
		TOTAL LOAN PARTICIPATION	85,000,000
		NOTES - VARIABLE--34.3% [5]
		Banking--20.1%
2,800,000		AlaTrade Foods LLC, (Series 4), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	2,800,000
941,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.360%, 2/1/2007	941,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne,5.320% -5.336%, 2/23/2007 - 3/5/2007	108,000,000
1,920,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	1,920,000
62,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	62,000,000
614,000		Baldwin County Sewer Service LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	614,000
7,976,000		Baldwin County Sewer Service LLC, (Series 2005), (Amsouth Bank N.A., Birmingham AL LOC), 5.370%, 2/1/2007	7,976,000
20,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	20,000,000
1,950,000		Battle Creek, MI Downtown Development Authority, (Series 2004), (Insured by AMBAC Financial Group, Inc.), 5.310%, 2/7/2007	1,950,000
5,960,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	5,960,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	925,000
3,685,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 2/1/2007	3,685,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 2/1/2007	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	$4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 2/26/2007	45,000,000
70,000,000		Credit Agricole S.A., 5.330%, 4/23/2007	70,000,000
4,500,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	4,500,000
2,345,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	2,345,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Bank of America N.A. LOC), 5.490%, 2/1/2007	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	3,999,992
10,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.320%, 2/1/2007	10,000,000
13,280,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%, 2/1/2007	13,280,000
5,000,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,000,000
735,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	735,000
1,230,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,230,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.290%, 2/9/2007	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.436%, 3/26/2007	3,000,376
9,416,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.420%, 2/1/2007	9,416,000
4,715,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	4,715,000
4,950,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 5.320%, 2/1/2007	4,950,000
14,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.390%, 2/1/2007	14,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 2/1/2007	20,000,000
9,550,000		Lake Mary Bay LP, (Series 2005), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	9,550,000
1,635,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/2/2007	1,635,000
5,300,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	5,300,000
4,345,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	4,345,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	3,000,000
235,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	235,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	136,000,000
10,100,000		Nautical Transport LLC, (Series 2005), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	10,100,000
4,350,000		Ohmart/Vega Corp., (Series 2003), (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	4,350,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 5.390%, 2/1/2007	3,000,000
2,825,000		Pizitz Properties LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	2,825,000
3,915,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 5.300%, 2/1/2007	3,915,000
3,295,000		Pro-Cell LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	3,295,000
5,975,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 5.380%, 2/1/2007	5,975,000
5,450,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 5.320%, 2/1/2007	5,450,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	46,000,135
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 2/1/2007	10,000,000
360,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 2/1/2007	360,000
20,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	20,000,000
900,000		Spiller LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	900,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,600,000
910,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	910,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	36,000,000
2,980,000		William Morris Realty Huntsville LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	2,980,000
		TOTAL	782,577,503
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--5.7%
$20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	$20,000,464
6,000,000		Goldman Sachs Group, Inc., 5.464%, 3/30/2007	6,001,052
30,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.335%, 2/15/2007 - 3/1/2007	30,000,000
165,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	165,000,659
		TOTAL	221,002,175
		Finance - Retail--2.7%
30,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007- 2/12/2007	29,998,610
30,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	29,999,768
45,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	45,000,000
		TOTAL	104,998,378
		Finance - Securities--2.5%
54,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.320%, 2/1/2007 -4/25/2007	53,996,462
42,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.325%, 2/1/2007	41,997,454
		TOTAL	95,993,916
		Insurance--2.4%
10,000,000		Genworth Life Insurance Co., 5.465%, 2/9/2007	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.320%, 2/15/2007	10,000,000
10,000,000		Hartford Life Insurance Co., 5.539%, 3/1/2007	10,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 3/5/007 - 3/28/2007	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.490%, 2/1/2007	20,000,000
30,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	30,000,000
		TOTAL	95,000,000
		Municipal--0.9%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	37,000,000
		Pharmaceuticals and Health Care--0.0%
333,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 2/1/2007	333,008
		TOTAL NOTES - VARIABLE	1,336,904,980
Principal Amount			Value
		REPURCHASE AGREEMENTS--0.6%
$1,708,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	$1,708,000
20,000,000		Interest in $125,000,000 joint repurchase agreement 5.080%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	21,708,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [6]	3,880,552,039
		OTHER ASSETS AND LIABILITIES - NET--0.5%	17,899,386
		TOTAL NET ASSETS--100%	$3,898,451,425

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,297,895,688, which represented 33.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,279,787,448, which represented 32.8% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	46.1%
Variable Rate Demand Instruments	41.0%
Bank Instruments	9.9%
Repurchase Agreements	2.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.0	% [4]
8-30 Days	23.5%
31-90 Days	21.0%
91-180 Days	4.3%
181 Days or more	6.7%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 31.2% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--1.2%
$51,608,484	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$51,608,484
17,409,851		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	17,409,851
11,754,016	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	11,754,017
22,159,963		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	22,159,963
11,227,544	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	11,227,544
		TOTAL	114,159,859
		Finance - Equipment--0.3%
611,886		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	611,886
29,537,001		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	29,537,001
432,929		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	432,928
		TOTAL	30,581,815
		Finance - Retail--0.9%
81,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	81,000,000
		TOTAL ASSET-BACKED SECURITIES	225,741,674
		BANK NOTES--0.3%
		Banking--0.3%
25,000,000		Bank of America N.A., 5.305%, 5/9/2007	25,000,000
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
103,000,000		Barclays Bank PLC, 5.300% - 5.420%, 5/24/2007 - 1/16/2008	103,000,000
90,000,000		Calyon, Paris, 5.260% - 5.310%, 4/11/2007 - 4/19/2007	90,000,000
25,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	25,000,000
145,000,000		Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 1/14/2008	145,000,000
153,000,000		DePfa Bank PLC, 5.320% - 5.410%, 2/12/2007 - 7/12/2007	153,000,000
40,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	40,000,000
41,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	41,000,000
80,500,000		Societe Generale, Paris, 5.190% - 5.410%, 2/20/2007 - 10/9/2007	80,461,487
101,500,000		Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007	101,515,513
45,000,000		Wilmington Trust Co., 5.310%, 3/12/2007	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	823,977,000
		COLLATERALIZED LOAN AGREEMENTS--22.4%
		Banking--15.7%
170,000,000		BNP Paribas Securities Corp., 5.422%, 2/1/2007	170,000,000
304,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 2/1/2007	304,000,000
60,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	60,000,000
200,000,000		Fortis Securities LLC, 5.362%, 2/1/2007	200,000,000
317,000,000		Greenwich Capital Markets, Inc., 5.437%, 2/1/2007	317,000,000
190,000,000		J.P. Morgan Securities, Inc., 5.412%, 2/1/2007	190,000,000
150,000,000		RBC Capital Markets Corp., 5.382% - 5.392%, 2/1/2007	150,000,000
117,000,000		WAMU Capital Corp., 5.382% - 5.512%, 2/1/2007	117,000,000
		TOTAL	1,508,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--6.7%
$125,000,000		Bear Stearns & Co., Inc., 5.432%, 2/1/2007	$125,000,000
25,000,000		Goldman Sachs & Co., 5.382%, 2/1/2007	25,000,000
100,000,000		Lehman Brothers, Inc., 5.412%, 2/1/2007	100,000,000
149,000,000		Merrill Lynch & Co., Inc., 5.442%, 2/1/2007	149,000,000
240,000,000		Morgan Stanley & Co., Inc., 5.412%, 2/1/2007	240,000,000
		TOTAL	639,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,147,000,000
		COMMERCIAL PAPER--16.4% [3]
		Aerospace/Auto--1.4%
100,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.330%, 2/6/2007 - 5/1/2007	99,037,758
36,325,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.320% - 5.330%, 2/13/2007 - 3/1/2007	36,202,156
		TOTAL	135,239,914
		Banking--3.7%
29,000,000		Bank of America Corp., 5.210%, 4/24/2007	28,655,851
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,811,716
15,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240%, 2/8/2007	14,984,717
80,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	78,821,333
153,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	150,324,043
63,900,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.255%, 2/12/2007	63,797,396
		TOTAL	356,395,056
		Consumer Products--1.1%
102,800,000	[1,2]	Fortune Brands, Inc., 5.310% - 5.320%, 2/23/2007 - 4/25/2007	102,005,175
		Finance - Automotive--3.5%
108,400,000		DaimlerChrysler North America Holding Corp., 5.350% - 5.380%, 2/12/2007 - 4/25/2007	107,388,583
97,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.280% - 5.290%, 2/5/2007 - 2/6/2007	96,939,347
134,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.180% - 5.290%, 2/6/2007 - 4/5/2007	133,209,941
		TOTAL	337,537,871
		Finance - Equipment--0.1%
14,000,000		John Deere Credit Ltd., (GTD by John Deere Capital Corp.), 5.320%, 2/16/2007	13,968,967
		Finance - Retail--1.0%
15,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	14,850,788
28,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	27,828,173
50,000,000	[1,2]	Paradigm Funding LLC, 5.210%, 7/19/2007	48,784,333
		TOTAL	91,463,294
		Finance - Securities--3.2%
50,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 3/1/2007	49,794,278
93,500,000	[1,2]	Grampian Funding LLC, 5.275%, 2/5/2007	93,445,199
25,000,000	[1,2]	KLIO II Funding Ltd., 5.260%, 4/17/2007	24,726,042
85,000,000	[1,2]	Perry Global Funding LLC, (Series A), 5.245% - 5.260%, 2/14/2007 - 4/12/2007	84,631,068
59,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.205% - 5.265%, 2/13/2007 - 5/21/2007	58,546,340
		TOTAL	311,142,927
		Food & Beverage--0.3%
25,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330%, 2/23/2007	24,918,569
		Metals--0.6%
56,000,000		Alcoa, Inc., 5.270% - 5.280%, 2/5/2007 - 3/5/2007	55,802,369
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Oil & Oil Finance--0.1%
$13,000,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips Co.), 5.320%, 3/19/2007 - 3/27/2007	$12,900,989
		Publishing And Printing--1.1%
107,700,000	[1,2]	Gannett Co., Inc., 5.290% - 5.320%, 2/13/2007 - 3/2/2007	107,394,360
		Retail--0.3%
25,000,000	[1,2]	Safeway Inc., 5.360%, 2/1/2007	25,000,000
		TOTAL COMMERCIAL PAPER	1,573,769,491
		CORPORATE NOTES--4.6%
		Banking--2.2%
69,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	69,000,000
40,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	40,000,000
45,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	45,000,000
59,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	59,000,000
		TOTAL	213,000,000
		Finance - Securities--2.2%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	80,000,000
127,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.000% - 5.375%, 3/8/2007 - 2/4/2008	127,000,000
		TOTAL	207,000,000
		Insurance--0.2%
20,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	20,000,000
		TOTAL CORPORATE NOTES	440,000,000
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 5/21/2007	28,000,000
		Miscellaneous--0.0%
5,000,000		Cargill, Inc., 5.310%, 2/21/2007	5,000,000
		TOTAL LOAN PARTICIPATION	33,000,000
		NOTES - VARIABLE--41.0% [5]
		Banking--24.1%
1,467,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 2/1/2007	1,467,000
1,925,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,925,000
75,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 2/1/2007	75,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.336%, 3/5/2007	200,000,000
1,500,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,500,000
4,360,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 2/7/2007	4,360,000
50,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	49,996,890
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas LOC), 5.420%, 2/1/2007	4,000,000
3,355,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.320%, 2/1/2007	3,355,000
6,930,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	6,930,000
735,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	735,000
42,000,000	[1,2]	BNP Paribas SA, 5.345%, 2/20/2007	42,000,000
5,315,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.320%, 2/1/2007	5,315,000
1,510,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,510,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	8,260,000
1,325,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.510%, 2/1/2007	1,325,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$710,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	$710,000
2,378,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	2,378,000
3,041,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,041,000
11,890,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 2/1/2007	11,890,000
4,785,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 2/7/2007	4,785,000
3,505,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	3,505,000
4,035,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%, 2/1/2007	4,035,000
4,200,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.490%, 2/1/2007	4,200,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.360%, 2/1/2007	4,665,000
3,225,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 5.380%, 2/1/2007	3,225,000
6,250,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	6,250,000
880,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%, 2/1/2007	880,000
6,550,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.420%, 2/1/2007	6,550,000
6,970,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 2/1/2007	6,970,000
165,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	165,000,000
4,845,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	4,845,000
2,685,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,685,000
3,000,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	3,000,000
3,005,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,005,000
2,418,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,418,000
8,115,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	8,115,000
2,541,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,541,000
5,990,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.440%, 2/1/2007	5,990,000
2,890,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,890,000
1,568,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,568,000
5,625,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	5,625,000
1,080,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	1,080,000
6,510,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	6,510,000
1,611,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,611,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	920,000
3,020,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	3,020,000
825,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	825,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	11,950,000
4,180,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	4,180,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	150,000,000
17,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	17,700,000
2,130,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	2,130,000
7,829,000		HP Huntsville LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	7,829,000
665,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	665,000
3,595,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,595,000
5,750,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 2/1/2007	5,750,000
40,500,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	40,500,000
6,716,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 2/2/2007	6,716,290
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$1,435,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	$1,435,000
3,540,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	3,540,000
8,400,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	8,400,000
1,995,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	1,995,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	16,000,000
19,835,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	19,835,000
3,140,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	3,140,000
10,550,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	10,550,000
10,150,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	10,150,000
3,940,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	3,940,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	135,000,000
9,490,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	9,490,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	85,000,000
4,700,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	4,700,000
3,214,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	3,214,000
900,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	900,000
17,085,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.410%, 2/1/2007	17,085,000
2,428,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,428,500
3,200,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.410%, 2/1/2007	3,200,000
4,950,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	4,950,000
7,495,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 2/1/2007	7,495,000
1,175,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,175,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 2/1/2007	8,750,000
2,980,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	2,980,000
1,920,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,920,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 2/12/2007	55,000,000
17,245,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	17,245,000
13,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	13,000,000
7,535,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	7,535,000
30,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	30,000,000
4,435,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.460%, 2/1/2007	4,435,000
6,720,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	6,720,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	3,200,000
5,395,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	5,395,000
9,705,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 2/2/2007	9,705,000
8,920,000		Test Associates, Series 2002, (Fulton Bank LOC), 5.470%, 2/1/2007	8,920,000
990,000		TLC Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	990,000
2,935,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	2,935,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-2 Tranche #1), (GTD by Wachovia Corp.), 5.365%, 3/21/2007	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 5.380%, 2/7/2007	12,360,000
2,015,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,015,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$10,695,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 2/1/2007	$10,695,000
87,000,000		Wells Fargo & Co., 5.386%, 2/2/2007	87,000,000
6,570,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	6,570,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	100,000,000
13,805,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	13,805,000
6,790,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/7/2007	6,790,000
4,405,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.400%, 2/1/2007	4,405,000
8,060,000		Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 2/1/2007	8,060,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.380%, 2/1/2007	8,375,000
15,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.390%, 2/1/2007	15,300,000
		TOTAL	2,308,728,680
		Brokerage--6.0%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	28,000,650
181,500,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 3/1/2007	181,500,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	85,500,000
279,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	279,000,000
		TOTAL	574,000,650
		Finance - Commercial--1.0%
97,500,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	97,500,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 2/15/2007	43,000,000
45,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/12/2007	44,994,957
85,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	84,999,343
149,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	149,000,000
		TOTAL	321,994,300
		Finance - Securities--2.6%
193,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.320% - 5.325%, 2/1/2007 - 4/25/2007	193,484,503
57,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320%, 2/1/2007	56,994,551
		TOTAL	250,479,054
		Government Agency--0.1%
4,255,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (Federal Home Loan Bank of Atlanta LOC), 5.330%, 2/1/2007	4,255,000
		Insurance--2.8%
45,000,000		Genworth Life Insurance Co., 5.465%, 2/9/2007	45,000,000
15,000,000		Hartford Life Insurance Co., 5.541%, 2/1/2007	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 3/5/2007 - 3/28/2007	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.480%, 4/2/2007	25,000,000
60,000,000		New York Life Insurance Co., 5.449% - 5.480%, 2/28/2007 - 3/1/2007	60,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 5.370%, 2/5/2007	35,000,256
20,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	20,003,474
		TOTAL	265,003,730
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Municipal--1.0%
$98,000,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	$98,000,000
		TOTAL NOTES-VARIABLES	3,919,961,414
		TIME DEPOSIT--1.0%
		Banking--1.0%
95,000,000		WestLB AG, 5.312%, 2/1/2007	95,000,000
		REPURCHASE AGREEMENTS--2.5%
225,658,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	225,658,000
10,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	235,658,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [6]	9,519,107,579
		OTHER ASSETS AND LIABILITIES - NET--0.5%	47,245,589
		TOTAL NET ASSETS--100%	$9,566,353,168
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $3,501,759,626, which represented 36.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $3,131,151,142, which represented 32.7% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	15.0%
31-90 Days	4.4%
91-180 Days	0.0%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of investments

January 31, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$400,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $400,058,111 on 2/1/2007. The market value of the underlying securities at the end of the period was $408,000,752.	$400,000,000
395,773,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007.The market value of the underlying securities at the end of the period was $1,507,560,837.	395,773,000
391,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/16/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/31/2011 for $502,455,556 on 2/20/2007. The market value of the underlying securities at the end of the period was $511,105,329.	391,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $503,033,333 on 2/15/2007. The market value of the underlying securities at the end of the period was $510,000,086.	486,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,961,111 on 2/15/2007. The market value of the underlying securities at the end of the period was $511,989,289.	486,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,115.	728,000,000
500,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2015 for $500,072,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $512,177,204.	500,000,000
100,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,014,528 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,001,270.	100,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,148,184.	1,000,000,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 8/15/2028 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,002,551.	250,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $100,014,250 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,000,517.	96,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	700,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,147.	1,000,000,000
1,228,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,500,217,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,607.	1,228,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000	[1]	Repurchase agreement 5.20%, dated 1/4/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2012 for $252,491,667 on 3/15/2007. The market value of the underlying securities at the end of the period was $256,142,718.	$250,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,497.	728,000,000
200,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $200,029,056 on 2/1/2007. The market value of the underlying securities at the end of the period was $204,004,604.	200,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,022.	1,000,000,000
928,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	928,000,000
852,000,000	[1]	Interest in $975,000,000 joint repurchase agreement 5.23%, dated 1/23/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $979,249,375 on 2/23/2007. The market value of the underlying securities at the end of the period was $994,501,403.	852,000,000
239,676,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001.	239,676,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,840.	250,000,000
135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $156,326,127.	135,000,000
177,110,000		Interest in $181,110,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 11/15/2008 for $181,135,808 on 2/1/2007. The market value of the underlying security at the end of the period was $184,732,798.	177,110,000
1,800,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2026 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,003,193.	1,800,000,000
136,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $156,983,768.	136,000,000
268,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $313,964,453.	268,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $113,946,214.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	14,809,059,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(27,066,428)
		TOTAL NET ASSETS--100%	$14,781,992,572

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

January 31, 2007 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$9,275,368,000	$--	$689,429,000
Investments in securities	2,681,927,577	5,727,104,294	7,296,124,394
Total investments in securities, at amortized cost and value	$11,957,295,577	$5,727,104,294	$7,985,553,394
Income receivable	34,352,410	33,453,454	41,043,239
Receivable for shares sold	1,096,864	5,385,150	1,429,711
TOTAL ASSETS	11,992,744,851	5,765,942,898	8,028,026,344
Liabilities:
Payable for investments purchased	55,000,000	65,008,889	--
Payable for shares redeemed	153,448,792	453,542	--
Payable to bank	475,253	15,602	1,629,760
Payable for distribution services fee (Note 5)	75,720	--	--
Payable for shareholder services fee (Note 5)	819,703	256,444	391,232
Income distribution payable	24,262,634	2,260,463	15,114,431
Accrued expenses	142,619	170,884	95,895
TOTAL LIABILITIES	234,224,721	68,165,824	17,231,318
TOTAL NET ASSETS	$11,758,520,130	$5,697,777,074	$8,010,795,026
Net Assets Consist of:
Paid-in capital	$11,758,544,864	$5,697,879,142	$8,010,804,435
Accumulated net realized loss on investments	--	(92,270)	--
Distributions in excess of net investment income	(24,734)	(9,798)	(9,409)
TOTAL NET ASSETS	$11,758,520,130	$5,697,777,074	$8,010,795,026
Net Assets:
Institutional Shares	$7,249,531,665	$3,772,412,205	$5,744,542,107
Institutional Service Shares	3,753,901,082	832,683,643	1,386,614,629
Institutional Capital Shares	513,564,193	1,092,681,226	879,638,290
Trust Shares	241,523,190	--	--
TOTAL NET ASSETS	$11,758,520,130	$5,697,777,074	$8,010,795,026
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	7,249,322,182	3,772,320,808	5,744,320,901
Institutional Service Shares	3,754,168,928	832,798,022	1,386,857,513
Institutional Capital Shares	513,572,320	1,092,760,311	879,645,778
Trust Shares	241,481,442	--	--
Net Asset Value, Offering Price And Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

January 31, 2007 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$21,708,000	$235,658,000	$14,809,059,000
Investments in securities	3,858,844,039	9,283,449,579	--
Total investments in securities, at amortized cost and value	$3,880,552,039	$9,519,107,579	$14,809,059,000
Cash	763,196	--	--
Income receivable	18,359,206	48,743,388	21,088,311
Receivable for shares sold	645,061	13,973,793	242,305
TOTAL ASSETS	3,900,319,502	9,581,824,760	14,830,389,616
Liabilities:
Payable for shares redeemed	3,060	416,144	167,613
Payable to bank	--	1,585,256	2,320,108
Payable for Directors'/Trustees' fees	--	7,406	--
Payable for distribution services fee (Note 5)	--	--	186,738
Payable for shareholder services fee (Note 5)	345,139	571,423	1,208,464
Income distribution payable	1,463,258	12,794,209	44,116,788
Accrued expenses	56,620	97,154	397,333
TOTAL LIABILITIES	1,868,077	15,471,592	48,397,044
TOTAL NET ASSETS	$3,898,451,425	$9,566,353,168	$14,781,992,572
Net Assets Consist of:
Paid-in capital	$3,898,457,913	$9,566,428,778	$14,782,021,702
Distributions in excess of net investment income	(6,488)	(75,610)	(29,130)
TOTAL NET ASSETS	$3,898,451,425	$9,566,353,168	$14,781,992,572
Net Assets:
Institutional Shares	$1,723,076,632	$5,712,646,244	$7,224,264,930
Institutional Service Shares	1,375,959,624	2,027,494,426	5,597,242,190
Institutional Capital Shares	799,415,169	1,826,212,498	1,107,821,347
Trust Shares	--	--	852,664,105
TOTAL NET ASSETS	$3,898,451,425	$9,566,353,168	$14,781,992,572
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,723,004,320	5,712,391,822	7,224,016,622
Institutional Service Shares	1,375,990,193	2,027,721,901	5,597,564,793
Institutional Capital Shares	799,463,400	1,826,315,055	1,107,671,652
Trust Shares	--	--	852,768,635
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$306,886,689	$105,034,712	$213,347,632
Expenses:
Investment adviser fee (Note 5)	11,468,959	5,834,024	7,936,278
Administrative personnel and services fee (Note 5)	4,559,608	2,319,465	3,155,185
Account administration fee--Institutional Service Shares	23,595	63,084	42,700
Account administration fee--Institutional Capital Shares	234,940	--	7,997
Account administration fee--Trust Shares	246,039	--	--
Custodian fees	230,384	125,652	177,420
Transfer and dividend disbursing agent fees and expenses	181,969	179,100	136,266
Directors'/Trustees' fees	51,237	21,961	50,438
Auditing fees	9,365	9,365	9,364
Legal fees	6,287	10,250	5,994
Portfolio accounting fees	99,676	94,397	93,589
Distribution services fee--Trust Shares (Note 5)	274,810	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	4,230,522	803,722	2,081,552
Shareholder services fee--Institutional Capital Shares (Note 5)	198,656	487,923	448,238
Share registration costs	78,746	57,550	49,402
Printing and postage	23,749	26,040	23,758
Insurance premiums	29,076	17,156	29,761
Miscellaneous	25,010	9,560	23,299
TOTAL EXPENSES	21,972,628	10,059,249	14,271,241
Waivers (Note 5):
Waiver of investment adviser fee	(4,824,623)	(3,214,616)	(4,224,943)
Waiver of administrative personnel and services fee	(189,936)	(96,702)	(131,463)
TOTAL WAIVERS	(5,014,559)	(3,311,318)	(4,356,406)
Net expenses	16,958,069	6,747,931	9,914,835
Net investment income	$289,928,620	$98,286,781	$203,432,797
Net realized gain on investments	--	37,399	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$289,928,620	$98,324,180	$203,432,797

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$106,430,428	$286,399,994	$380,259,557
Expenses:
Investment adviser fee (Note 5)	3,950,398	10,628,508	14,412,162
Administrative personnel and services fee (Note 5)	1,570,565	4,225,658	5,729,854
Account administration fee--Institutional Service Shares	--	11,571	517,967
Account administration fee--Institutional Capital Shares	--	3,132	1,837
Account administration fee--Trust Shares	--	--	1,047,711
Custodian fees	112,175	252,438	296,100
Transfer and dividend disbursing agent fees and expenses	294,926	126,816	80,199
Directors'/Trustees' fees	15,000	50,783	61,900
Auditing fees	10,310	9,366	9,365
Legal fees	6,193	6,030	6,883
Portfolio accounting fees	93,639	93,672	99,603
Distribution services fee--Trust Shares (Note 5)	--	--	1,083,688
Shareholder services fee--Institutional Service Shares (Note 5)	1,490,099	2,382,142	6,458,826
Shareholder services fee--Institutional Capital Shares (Note 5)	418,973	776,584	526,666
Share registration costs	76,648	31,257	33,044
Printing and postage	11,734	19,207	19,940
Insurance premiums	14,795	28,188	38,284
Miscellaneous	5,569	14,055	26,822
TOTAL EXPENSES	8,071,024	18,659,407	30,450,851
Waivers (Note 5):
Waiver of investment adviser fee	(2,738,650)	(6,017,608)	(5,810,649)
Waiver of administrative personnel and services fee	(65,463)	(176,196)	(238,821)
TOTAL WAIVERS	(2,804,113)	(6,193,804)	(6,049,470)
Net expenses	5,266,911	12,465,603	24,401,381
Net investment income	$101,163,517	$273,934,391	$355,858,176

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$289,928,620	$397,053,749	$98,286,781	$146,978,865
Net realized gain (loss) on investments	--	--	37,399	(101,081)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	289,928,620	397,053,749	98,324,180	146,877,784
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(185,928,793)	(256,450,437)	(70,717,025)	(101,730,945)
Institutional Service Shares	(87,746,242)	(122,791,609)	(11,153,947)	(16,628,052)
Institutional Capital Shares	(11,221,980)	(14,901,586)	(16,421,012)	(28,618,336)
Trust Shares	(5,162,739)	(2,835,807)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(290,059,754)	(396,979,439)	(98,291,984)	(146,977,333)
Share Transactions:
Proceeds from sale of shares	51,971,827,374	121,622,215,277	28,716,881,566	52,382,943,955
Net asset value of shares issued to shareholders in payment of distributions declared	150,525,679	214,926,107	83,613,104	121,331,427
Cost of shares redeemed	(50,958,488,207)	(120,077,728,527)	(28,096,291,488)	(52,255,060,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	1,759,412,857	704,203,182	249,215,172
Change in net assets	1,163,733,712	1,759,487,167	704,235,378	249,115,623
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	4,993,541,696	4,744,426,073
End of period	$11,758,520,130	$10,594,786,418	$5,697,777,074	$4,993,541,696
Undistributed (distributions in excess of) net investment income	$(24,734)	$106,400	$(9,798)	$(4,595)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$203,432,797	$387,173,238	$101,163,517	$147,640,466
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(138,017,161)	(282,500,044)	(49,975,210)	(74,352,557)
Institutional Service Shares	(42,131,343)	(67,668,841)	(29,738,473)	(38,571,323)
Institutional Capital Shares	(23,267,433)	(37,023,256)	(21,477,214)	(34,589,344)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(203,415,937)	(387,192,141)	(101,190,897)	(147,513,224)
Share Transactions:
Proceeds from sale of shares	33,792,872,620	85,644,582,220	8,541,154,025	26,136,821,666
Net asset value of shares issued to shareholders in payment of distributions declared	116,320,281	210,361,380	90,291,652	132,777,852
Cost of shares redeemed	(33,182,657,811)	(86,734,626,374)	(8,480,316,299)	(26,790,546,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	726,535,090	(879,682,774)	151,129,378	(520,946,784)
Change in net assets	726,551,950	(879,701,677)	151,101,998	(520,819,542)
Net Assets:
Beginning of period	7,284,243,076	8,163,944,753	3,747,349,427	4,268,168,969
End of period	$8,010,795,026	$7,284,243,076	$3,898,451,425	$3,747,349,427
Undistributed (distributions in excess of) net investment income	$(9,409)	$(26,269)	$(6,488)	$20,892

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$273,934,391	$466,555,570	$355,858,176	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(184,634,738)	(349,204,081)	(174,073,490)	(257,475,405)
Institutional Service Shares	(47,703,146)	(59,625,600)	(135,550,709)	(208,686,308)
Institutional Capital Shares	(41,597,832)	(57,788,318)	(26,285,041)	(31,673,738)
Trust Shares	--	--	(19,918,946)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(273,935,716)	(466,617,999)	(355,828,186)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	47,139,912,412	121,377,436,367	33,952,751,784	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	197,436,618	316,717,960	109,216,496	165,943,475
Cost of shares redeemed	(47,662,687,740)	(120,034,108,003)	(33,240,744,958)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(325,338,710)	1,660,046,324	821,223,322	1,910,648,576
Change in net assets	(325,340,035)	1,659,983,895	821,253,312	1,910,589,456
Net Assets:
Beginning of period	9,891,693,203	8,231,709,308	13,960,739,260	12,050,149,804
End of period	$9,566,353,168	$9,891,693,203	$14,781,992,572	$13,960,739,260
Distributions in excess of net investment income	$(75,610)	$(74,285)	$(29,130)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$49,797,660

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$18,108,240

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 51,608,404
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	3/28/2006	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	3/28/2006	$135,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,991,691,924	$39,991,691,924	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	94,421,428	94,421,428	137,243,183	137,243,183
Shares redeemed	(39,456,419,096)	(39,456,419,096)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	629,694,256	$629,694,256	897,750,426	$897,750,426

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,766,404,679	$9,766,404,679	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	43,075,127	43,075,127	62,429,858	62,429,858
Shares redeemed	(9,548,688,019)	(9,548,688,019)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	260,791,787	$260,791,787	733,664,400	$733,664,400

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	368,393,090	$368,393,090	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	11,080,935	11,080,935	14,800,977	14,800,977
Shares redeemed	(243,330,610)	(243,330,610)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	136,143,415	$136,143,415	78,807,394	$78,807,394

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,845,337,681	$1,845,337,681	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	1,948,189	1,948,189	452,089	452,089
Shares redeemed	(1,710,050,482)	(1,710,050,482)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	137,235,388	$137,235,388	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	$1,163,864,846	1,759,412,857	$1,759,412,857

	Municipal Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,712,559,218	$25,712,559,218	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	59,736,956	59,736,956	81,476,882	81,476,882
Shares redeemed	(25,491,005,838)	(25,491,005,838)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	281,290,336	$281,290,336	450,233,897	$450,233,897

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,043,056,356	$1,043,056,356	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	9,361,138	9,361,138	13,961,548	13,961,548
Shares redeemed	(840,220,620)	(840,220,620)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	212,196,874	$212,196,874	(21,358,164)	$(21,358,164)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,961,265,992	$1,961,265,992	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	14,515,010	14,515,010	25,892,997	25,892,997
Shares redeemed	(1,765,065,030)	(1,765,065,030)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	210,715,972	$210,715,972	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	704,203,182	$704,203,182	249,215,172	$249,215,172

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,464,167,527	$27,464,167,527	70,536,994,017	$70,536,994,017
Shares issued to shareholders in payment of distributions declared	79,806,982	79,806,982	161,355,050	161,355,050
Shares redeemed	(26,163,335,342)	(26,163,335,342)	(72,008,871,373)	(72,008,871,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,380,639,167	$1,380,639,167	(1,310,522,306)	$(1,310,522,306)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,716,936,447	$3,716,936,447	10,566,795,860	$10,566,795,860
Shares issued to shareholders in payment of distributions declared	17,941,822	17,941,822	18,223,345	18,223,345
Shares redeemed	(4,280,886,426)	(4,280,886,426)	(10,432,734,748)	(10,432,734,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(546,008,157)	$(546,008,157)	152,284,457	$152,284,457

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,611,768,646	$2,611,768,646	4,540,792,343	$4,540,792,343
Shares issued to shareholders in payment of distributions declared	18,571,477	18,571,477	30,782,985	30,782,985
Shares redeemed	(2,738,436,043)	(2,738,436,043)	(4,293,020,253)	(4,293,020,253)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(108,095,920)	$(108,095,920)	278,555,075	$278,555,075
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	726,535,090	$726,535,090	(879,682,774)	$(879,682,774)

	Prime Management Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,638,987,422	$6,638,987,422	22,720,652,458	$22,720,652,458
Shares issued to shareholders in payment of distributions declared	40,059,154	40,059,154	60,837,635	60,837,635
Shares redeemed	(6,942,133,981)	(6,942,133,981)	(23,433,559,021)	(23,433,559,021)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(263,087,405)	$(263,087,405)	(652,068,928)	$(652,068,928)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	841,207,647	$841,207,647	1,122,765,191	$1,122,765,191
Shares issued to shareholders in payment of distributions declared	28,819,143	28,819,143	37,377,237	37,377,237
Shares redeemed	(521,193,335)	(521,193,335)	(945,873,165)	(945,873,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	348,833,455	$348,833,455	214,269,263	$214,269,263

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,060,958,956	$1,060,958,956	2,293,404,017	$2,293,404,017
Shares issued to shareholders in payment of distributions declared	21,413,355	21,413,355	34,562,980	34,562,980
Shares redeemed	(1,016,988,983)	(1,016,988,983)	(2,411,114,116)	(2,411,114,116)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	65,383,328	$65,383,328	(83,147,119)	$(83,147,119)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	151,129,378	$151,129,378	(520,946,784)	$(520,946,784)

	Prime Value Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,269,326,991	$38,269,326,991	103,692,917,824	$103,692,917,824
Shares issued to shareholders in payment of distributions declared	143,078,964	143,078,964	246,934,132	246,934,132
Shares redeemed	(39,408,462,944)	(39,408,462,944)	(103,030,683,708)	(103,030,683,708)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(996,056,989)	$(996,056,989)	909,168,248	$909,168,248

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,497,871,170	$3,497,871,170	6,825,236,442	$6,825,236,442
Shares issued to shareholders in payment of distributions declared	38,671,412	38,671,412	46,250,432	46,250,432
Shares redeemed	(3,264,640,618)	(3,264,640,618)	(6,378,794,460)	(6,378,794,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	271,901,964	$271,901,964	492,692,414	$492,692,414

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,372,714,251	$5,372,714,251	10,859,282,101	$10,859,282,101
Shares issued to shareholders in payment of distributions declared	15,686,242	15,686,242	23,533,396	23,533,396
Shares redeemed	(4,989,584,178)	(4,989,584,178)	(10,624,629,835)	(10,624,629,835)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	398,816,315	$398,816,315	258,185,662	$258,185,662
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(325,338,710)	$(325,338,710)	1,660,046,324	$1,660,046,324

	Treasury Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,638,676,663	$20,638,676,663	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	76,796,056	76,796,056	122,359,876	122,359,876
Shares redeemed	(19,910,688,286)	(19,910,688,286)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	804,784,433	$804,784,433	686,286,370	$686,286,370

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,118,636,016	$10,118,636,016	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	25,696,794	25,696,794	38,022,724	38,022,724
Shares redeemed	(10,259,358,854)	(10,259,358,854)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(115,026,044)	$(115,026,044)	466,664,689	$466,664,689

	Six Months Ended 1/31/2007		Year Ended 7/31/ 2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,387,715,985	$2,387,715,985	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	5,628,746	5,628,746	3,868,188	3,868,188
Shares redeemed	(2,322,998,872)	(2,322,998,872)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	70,345,859	$70,345,859	414,648,219	$414,648,219

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	807,723,120	$807,723,120	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	1,094,900	1,094,900	1,692,687	1,692,687
Shares redeemed	(747,698,946)	(747,698,946)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	61,119,074	$61,119,074	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	821,223,322	$821,223,322	1,910,648,576	$1,910,648,576

4. FEDERAL TAX INFORMATION

At July 31, 2006, Municipal Obligations Fund had a capital loss carryforward of $15,340 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the six months ended January 31, 2007, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,824,623
Municipal Obligations Fund	$3,214,616
Prime Cash Obligations Fund	$4,224,943
Prime Management Obligations Fund	$2,738,650
Prime Value Obligations Fund	$6,017,608
Treasury Obligations Fund	$5,810,649

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $18,531 of fees paid by Treasury Obligations Fund, and did not retain any fees paid by Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Funds. For the six months ended January 31, 2007, Institutional Shares for all of the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2007, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$3,613,292,000	$6,093,683,000

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Funds did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Funds' Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ending July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July, 2005 and July, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July, 2005 and July, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July, 2007. During the Funds' fiscal years ended July, 2005 and July, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Funds no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823
Cusip 608919809
Cusip 608919841

25245 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2002	$1.00	0.022	--		0.022
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
January 31, 2007 [3]	$1.00	0.026	--		0.026

Government Obligations Tax-Managed Fund
July 31, 2002	$1.00	0.021	0.001		0.022
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.041	--		0.041
January 31, 2007 [3]	$1.00	0.026	--		0.026

Municipal Obligations Fund
July 31, 2002	$1.00	0.018	--		0.018
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	(0.000	) [5]	0.009
July 31, 2005	$1.00	0.018	0.000	[5]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [5]	0.030
January 31, 2007 [3]	$1.00	0.017	--		0.017

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.022)	--	(0.022)	$1.00	2.23%	0.20%		2.19%		0.34%		$ 7,380,640
(0.013)	--	(0.013)	$1.00	1.30%	0.20%		1.30%		0.34%		$ 6,166,411
(0.009)	--	(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$ 5,134,296
(0.022)	--	(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$ 5,721,965
(0.042)	--	(0.042)	$1.00	4.30%	0.20%		4.22%		0.28%		$ 6,619,952
(0.026)	--	(0.026)	$1.00	2.61%	0.20	% [4]	5.15	% [4]	0.09	% [4]	$ 7,249,532

(0.021)	(0.001)	(0.022)	$1.00	2.22%	0.20%		2.16%		0.34%		$ 1,798,217
(0.013)	--	(0.013)	$1.00	1.26%	0.20%		1.25%		0.34%		$ 1,521,953
(0.009)	--	(0.009)	$1.00	0.89%	0.20%		0.88%		0.35%		$ 1,159,503
(0.022)	--	(0.022)	$1.00	2.17%	0.20%		2.15%		0.34%		$ 1,206,111
(0.041)	--	(0.041)	$1.00	4.21%	0.20%		4.15%		0.29%		$ 1,556,092
(0.026)	--	(0.026)	$1.00	2.58%	0.20	% [4]	5.05	% [4]	0.09	% [4]	$ 1,543,492

(0.018)	--	(0.018)	$1.00	1.79%	0.18%		1.68%		0.13%		$ 856,839
(0.012)	--	(0.012)	$1.00	1.25%	0.18%		1.19%		0.12%		$ 1,570,532
(0.009)	--	(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$2,144,468
(0.018)	--	(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$3,040,759
(0.030)	--	(0.030)	$1.00	3.01%	0.18%		2.99%		0.12%		$3,490,983
(0.017)	--	(0.017)	$1.00	1.75%	0.18	% [4]	3.40	% [4]	0.11	% [4]	$3,772,412

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Cash Obligations Fund
July 31, 2002	$1.00	0.023	--		0.023
July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
January 31, 2007 [3]	$1.00	0.026	--		0.026

Prime Management Obligations Fund
July 31, 2005 [5]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
January 31, 2007 [3]	$1.00	0.026	--		0.026

Prime Obligations Fund
July 31, 2002	$1.00	0.023	--		0.023
July 31, 2003	$1.00	0.014	(0.000	) [6]	0.014
July 31, 2004	$1.00	0.010	0.000	[6]	0.010
July 31, 2005	$1.00	0.022	0.000	[6]	0.022
July 31, 2006	$1.00	0.042	0.000	[6]	0.042
January 31, 2007 [3]	$1.00	0.026	--		0.026

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.023)	$1.00	2.34%	0.18%		2.25%		0.11%		$ 8,219,465
(0.014)	$1.00	1.37%	0.18%		1.34%		0.11%		$ 9,986,839
(0.010)	$1.00	0.99%	0.18%		0.98%		0.11%		$ 8,605,478
(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$ 5,674,270
(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$ 4,363,938
(0.026)	$1.00	2.65%	0.18	% [4]	5.19	% [4]	0.11	% [4]	$ 5,744,542

(0.024)	$1.00	2.39%	0.13	% [4]	2.82	% [4]	0.45	% [4]	$ 2,638,079
(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$ 1,986,138
(0.026)	$1.00	2.66%	0.17	% [4]	5.20	% [4]	0.14	% [4]	$ 1,723,077

(0.023)	$1.00	2.32%	0.20%		2.21%		0.34%		$ 20,707,206
(0.014)	$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
(0.010)	$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
(0.022)	$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659
(0.042)	$1.00	4.33%	0.20%		4.24%		0.28%		$15,151,070
(0.026)	$1.00	2.64%	0.20	% [4]	5.18	% [4]	0.09	% [4]	$14,934,484

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Value Obligations Fund
July 31, 2002	$1.00	0.024	--		0.024	(0.024)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
July 31, 2005	$1.00	0.023	--		0.023	(0.023)
July 31, 2006	$1.00	0.043	--		0.043	(0.043)
January 31, 2007 [3]	$1.00	0.026	--		0.026	(0.026)

Tax-Free Obligations Fund
July 31, 2002	$1.00	0.016	0.000	[5]	0.016	(0.016)
July 31, 2003	$1.00	0.011	(0.000	) [5]	0.011	(0.011)
July 31, 2004	$1.00	0.008	0.000	[5]	0.008	(0.008)
July 31, 2005	$1.00	0.017	(0.000	) [5]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000	) [5]	0.029	(0.029)
January 31, 2007 [3]	$1.00	0.017	0.000	[5]	0.017	(0.017)

Treasury Obligations Fund
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)
July 31, 2003	$1.00	0.013	0.000	[5]	0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
January 31, 2007 [3]	$1.00	0.026	--		0.026	(0.026)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Assets Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.024)	$1.00	2.39%	0.17%		2.28%		0.12%		$ 7,967,856
--		(0.014)	$1.00	1.41%	0.17%		1.38%		0.12%		$ 10,410,998
--		(0.010)	$1.00	1.03%	0.17%		1.02%		0.12%		$ 9,502,207
--		(0.023)	$1.00	2.30%	0.17%		2.17%		0.12%		$ 5,799,231
--		(0.043)	$1.00	4.40%	0.17%		4.32%		0.12%		$ 6,708,463
--		(0.026)	$1.00	2.66%	0.17	% [4]	5.22	% [4]	0.12	% [4]	$ 5,712,646

--		(0.016)	$1.00	1.65%	0.20%		1.59%		0.34%		$ 5,265,275
--		(0.011)	$1.00	1.14%	0.20%		1.12%		0.34%		$ 6,143,476
--		(0.008)	$1.00	0.85%	0.20%		0.85%		0.34%		$ 6,249,045
--		(0.017)	$1.00	1.75%	0.20%		1.78%		0.34%		$ 8,460,989
--		(0.029)	$1.00	2.91%	0.20%		2.82%		0.29%		$ 5,941,736
--		(0.017)	$1.00	1.72%	0.20	% [4]	3.38	% [4]	0.09	% [4]	$ 6,368,786

(0.001)		(0.021)	$1.00	2.17%	0.20%		2.04%		0.34%		$ 7,484,039
(0.000	) [5]	(0.013)	$1.00	1.27%	0.20%		1.25%		0.34%		$ 5,085,604
--		(0.009)	$1.00	0.86%	0.20%		0.85%		0.34%		$ 5,558,392
--		(0.021)	$1.00	2.12%	0.20%		2.12%		0.34%		$ 5,733,139
--		(0.041)	$1.00	4.20%	0.20%		4.14%		0.27%		$ 6,419,380
--		(0.026)	$1.00	2.59%	0.20	% [4]	5.07	% [4]	0.08	% [4]	$ 7,224,265

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)
January 31, 2007 [3]	$1.00	0.025	--		0.025	(0.025)

Government Obligations Tax-Managed Fund
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.039	--		0.039	(0.039)
January 31, 2007 [3]	$1.00	0.024	--		0.024	(0.024)

Municipal Obligations Fund
July 31, 2002	$1.00	0.015	--		0.015	(0.015)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	(0.000	) [5]	0.007	(0.007)
July 31, 2005	$1.00	0.016	0.000	[5]	0.016	(0.016)
July 31, 2006	$1.00	0.027	(0.000	) [5]	0.027	(0.027)
January 31, 2007 [3]	$1.00	0.016	--		0.016	(0.016)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investment	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--	(0.020)	$1.00	1.97%	0.45%		1.92%		0.09%		$3,820,479
--	(0.010)	$1.00	1.05%	0.45%		1.05%		0.09%		$3,621,295
--	(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$3,036,452
--	(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$2,759,651
--	(0.040)	$1.00	4.04%	0.45%		3.99%		0.09%		$3,493,161
--	(0.025)	$1.00	2.49%	0.45	% [4]	4.89	% [4]	0.09	% [4]	$3,753,901

(0.001)	(0.019)	$1.00	1.97%	0.45%		1.88%		0.09%		$2,260,128
--	(0.010)	$1.00	1.01%	0.45%		1.00%		0.09%		$1,996,288
--	(0.006)	$1.00	0.64%	0.45%		0.63%		0.10%		$1,756,992
--	(0.019)	$1.00	1.92%	0.45%		1.90%		0.09%		$1,797,876
--	(0.039)	$1.00	3.96%	0.45%		3.90%		0.10%		$2,010,881
--	(0.024)	$1.00	2.45%	0.45	% [4]	4.80	% [4]	0.09	% [4]	$2,126,240

--	(0.015)	$1.00	1.53%	0.43%		1.54%		0.13%		$258,515
--	(0.010)	$1.00	1.00%	0.43%		1.00%		0.12%		$302,262
--	(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$363,595
--	(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$641,950
--	(0.027)	$1.00	2.75%	0.43%		2.72%		0.12%		$620,552
--	(0.016)	$1.00	1.62%	0.43	% [4]	3.19	% [4]	0.11	% [4]	$832,684

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments
Prime Cash Obligations Fund
July 31, 2002	$1.00	0.021	--
July 31, 2003	$1.00	0.011	--
July 31, 2004	$1.00	0.007	--
July 31, 2005	$1.00	0.020	--
July 31, 2006	$1.00	0.040	--
January 31, 2007 [3]	$1.00	0.025	--

Prime Management Obligations Fund
July 31, 2005 [5]	$1.00	0.014	--
July 31, 2006	$1.00	0.040	--
January 31, 2007 [3]	$1.00	0.025	--

Prime Obligations Fund
July 31, 2002	$1.00	0.020	--
July 31, 2003	$1.00	0.011	(0.000	) [6]
July 31, 2004	$1.00	0.007	0.000	[6]
July 31, 2005	$1.00	0.020	0.000	[6]
July 31, 2006	$1.00	0.040	0.000	[6]
January 31, 2007 [3]	$1.00	0.025	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

0.021	(0.021)	$1.00	2.08%	0.43%		1.97%		0.11%		$ 2,092,235
0.011	(0.011)	$1.00	1.12%	0.43%		1.11%		0.11%		$ 1,960,635
0.007	(0.007)	$1.00	0.74%	0.43%		0.73%		0.11%		$ 2,025,081
0.020	(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$ 1,780,479
0.040	(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$ 1,932,607
0.025	(0.025)	$1.00	2.52%	0.43	% [4]	4.94	% [4]	0.11	% [4]	$ 1,386,615

0.014	(0.014)	$1.00	1.40%	0.38	% [4]	2.87	% [4]	0.20	% [4]	$ 812,886
0.040	(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$ 1,027,151
0.025	(0.025)	$1.00	2.53%	0.42	% [4]	4.99	% [4]	0.14	% [4]	$ 1,375,960

0.020	(0.020)	$1.00	2.06%	0.45%		2.06%		0.09%		$ 6,020,704
0.011	(0.011)	$1.00	1.11%	0.45%		1.11%		0.09%		$ 4,789,142
0.007	(0.007)	$1.00	0.72%	0.45%		0.71%		0.09%		$ 4,824,570
0.020	(0.020)	$1.00	1.99%	0.45%		1.96%		0.0%	%	$ 5,727,774
0.040	(0.040)	$1.00	4.07%	0.45%		4.02%		0.09%		$ 5,827,992
0.025	(0.025)	$1.00	2.51%	0.45	% [4]	4.93	% [4]	0.09	% [4]	$ 6,457,959

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Value Obligations Fund
July 31, 2002	$1.00	0.021	--		0.021
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
January 31, 2007 [3]	$1.00	0.025	--		0.025

Tax-Free Obligations Fund
July 31, 2002	$1.00	0.014	0.000	[5]	0.014
July 31, 2003	$1.00	0.009	(0.000	) [5]	0.009
July 31, 2004	$1.00	0.006	0.000	[5]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [5]	0.015
July 31, 2006	$1.00	0.026	0.000	[5]	0.026
January 31, 2007 [3]	$1.00	0.016	0.000	[5]	0.016

Treasury Obligations Fund
July 31, 2002	$1.00	0.018	0.001		0.019
July 31, 2003	$1.00	0.010	0.000	[5]	0.010
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
January 31, 2007 [3]	$1.00	0.024	--		0.024

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 For the six months ended January 31, 2007 (unaudited).

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.021)	--		(0.021)	$1.00	2.13%	0.42%		2.12%		0.12%		$ 966,996
(0.012)	--		(0.012)	$1.00	1.16%	0.42%		1.15%		0.12%		$ 1,369,542
(0.008)	--		(0.008)	$1.00	0.77%	0.42%		0.77%		0.12%		$ 1,564,255
(0.020)	--		(0.020)	$1.00	2.05%	0.42%		1.98%		0.12%		$ 1,263,130
(0.041)	--		(0.041)	$1.00	4.14%	0.42%		4.11%		0.12%		$ 1,755,737
(0.025)	--		(0.025)	$1.00	2.53%	0.42	% [4]	4.97	% [4]	0.12	% [4]	$ 2,027,494

(0.014)	--		(0.014)	$1.00	1.40%	0.45%		1.37%		0.09%		$ 2,076,385
(0.009)	--		(0.009)	$1.00	0.89%	0.45%		0.88%		0.09%		$ 2,054,523
(0.006)	--		(0.006)	$1.00	0.60%	0.45%		0.60%		0.09%		$ 1,787,740
(0.015)	--		(0.015)	$1.00	1.50%	0.45%		1.53%		0.09%		$ 2,073,222
(0.026)	--		(0.026)	$1.00	2.65%	0.45%		2.61%		0.09%		$ 2,066,260
(0.016)	--		(0.016)	$1.00	1.59%	0.45	% [4]	3.14	% [4]	0.09	% [4]	$ 3,145,571

(0.018)	(0.001)		(0.019)	$1.00	1.91%	0.45%		1.83%		0.09%		$ 5,519,235
(0.010)	(0.000	) [5]	(0.010)	$1.00	1.02%	0.45%		0.95%		0.09%		$ 5,770,025
(0.006)	--		(0.006)	$1.00	0.61%	0.45%		0.60%		0.09%		$ 4,965,031
(0.019)	--		(0.019)	$1.00	1.87%	0.45%		1.85%		0.09%		$ 5,245,762
(0.039)	--		(0.039)	$1.00	3.94%	0.45%		3.87%		0.09%		$ 5,712,346
(0.024)	--		(0.024)	$1.00	2.46%	0.45	% [4]	4.82	% [4]	0.08	% [4]	$ 5,597,242

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,026.10	$1.02
Government Obligations Tax-Managed Fund	$1,000	$1,025.80	$1.02
Municipal Obligations Fund	$1,000	$1,017.50	$0.92
Prime Cash Obligations Fund	$1,000	$1,026.50	$0.92
Prime Management Obligations Fund	$1,000	$1,026.60	$0.87
Prime Obligations Fund	$1,000	$1,026.40	$1.02
Prime Value Obligations Fund	$1,000	$1,026.60	$0.87
Tax-Free Obligations Fund	$1,000	$1,017.20	$1.02
Treasury Obligations Fund	$1,000	$1,025.90	$1.02
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.20	$1.02
Government Obligations Tax-Managed Fund	$1,000	$1,024.20	$1.02
Municipal Obligations Fund	$1,000	$1,024.30	$0.92
Prime Cash Obligations Fund	$1,000	$1,024.30	$0.92
Prime Management Obligations Fund	$1,000	$1,024.35	$0.87
Prime Obligations Fund	$1,000	$1,024.20	$1.02
Prime Value Obligations Fund	$1,000	$1,024.35	$0.87
Tax-Free Obligations Fund	$1,000	$1,024.20	$1.02
Treasury Obligations Fund	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.17%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,024.90	$2.30
Government Obligations Tax-Managed Fund	$1,000	$1,024.50	$2.30
Municipal Obligations Fund	$1,000	$1,016.20	$2.19
Prime Cash Obligations Fund	$1,000	$1,025.20	$2.19
Prime Management Obligations Fund	$1,000	$1,025.30	$2.14
Prime Obligations Fund	$1,000	$1,025.10	$2.30
Prime Value Obligations Fund	$1,000	$1,025.30	$2.14
Tax-Free Obligations Fund	$1,000	$1,015.90	$2.29
Treasury Obligations Fund	$1,000	$1,024.60	$2.30
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.94	$2.29
Government Obligations Tax-Managed Fund	$1,000	$1,022.94	$2.29
Municipal Obligations Fund	$1,000	$1,023.04	$2.19
Prime Cash Obligations Fund	$1,000	$1,023.04	$2.19
Prime Management Obligations Fund	$1,000	$1,023.09	$2.14
Prime Obligations Fund	$1,000	$1,022.94	$2.29
Prime Value Obligations Fund	$1,000	$1,023.09	$2.14
Tax-Free Obligations Fund	$1,000	$1,022.94	$2.29
Treasury Obligations Fund	$1,000	$1,022.94	$2.29

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.42%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	78.9%
U.S. Government Agency Securities	22.8%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.3	% [4]
8-30 Days	3.7%
31-90 Days	11.1%
91-180 Days	1.9%
181 Days or more	8.7%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 74.2% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--22.8%
$15,000,000	[1]	Federal Home Loan Bank System Discount Note, 5.000%, 2/1/2007	$15,000,000
359,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/8/2007 - 4/4/2007	358,919,764
425,500,000		Federal Home Loan Bank System Notes, 4.750% - 5.580%, 2/1/2007 - 2/28/2008	425,454,017
347,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.010%, 2/6/2007 - 1/7/2008	340,382,006
405,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.235%, 2/7/2007 - 3/19/2007	404,932,192
282,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	281,609,460
185,000,000	[2]	Federal National Mortgage Association Floating Rate Note, 5.203%, 3/28/2007	184,910,943
387,001,000		Federal National Mortgage Association Notes, 3.875% - 5.410%, 5/15/2007 - 1/8/2008	386,421,195
284,298,000	[2]	Housing and Urban Development Floating Rate Note, 5.560%, 2/1/2007	284,298,000
		TOTAL GOVERNMENT AGENCIES	2,681,927,577
		REPURCHASE AGREEMENTS--78.9%
1,135,820,000		Interest in $2,675,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	1,135,820,000
415,000,000	[3]	Interest in $875,000,000 joint repurchase agreement 5.270%, dated 1/11/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $881,148,333 on 2/28/2007. The market value of the underlying securities at the end of the period was $895,169,503.	415,000,000
1,079,388,000		Interest in $4,200,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	1,079,388,000
585,770,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	585,770,000
260,933,000		Interest in $1,478,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	260,933,000
36,000,000		Interest in $36,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2034 for $36,005,280 on 2/1/2007. The market value of the underlying securities at the end of the period was $36,856,040.	36,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,050,154,292 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,077,745,457.	550,000,000
920,000,000		Interest in $1,840,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,840,269,867 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,876,800,001.	920,000,000
650,000,000		Interest in $1,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2037 for $1,300,191,028 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,327,433,312.	650,000,000
578,198,000		Interest in $3,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	578,198,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 5.080%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	45,000,000
300,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	300,000,000
863,059,000		Interest in $1,863,059,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $1,863,332,249 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,918,953,303.	863,059,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$340,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.340%, dated 9/6/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	$340,000,000
860,200,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	860,200,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.180%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	25,000,000
150,000,000		Interest in $700,000,000 joint repurchase agreement 5.250%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	150,000,000
360,000,000		Interest in $850,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $850,124,667 on 2/1/2007. The market value of the underlying securities at the end of the period was $867,314,965.	360,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/20/2037 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,143,622.	121,000,000
		TOTAL REPURCHASE AGREEMENTS	9,275,368,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	11,957,295,577
		OTHER ASSETS AND LIABILITIES - NET--(1.7%)	(198,775,447)
		TOTAL NET ASSETS--100%	$11,758,520,130

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.7%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.1%
8-30 Days	44.4%
31-90 Days	35.1%
91-180 Days	2.8%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax-Managed Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.7%
$185,000,000	[1]	Federal Farm Credit System Discount Notes, 5.110% - 5.155%, 2/13/2007 - 3/18/2007	$184,475,825
994,815,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.180% - 5.260%, 2/1/2007 - 4/10/2007	994,636,019
1,874,696,000	[1]	Federal Home Loan Bank System Discount Notes, 5.125% - 5.170%, 2/2/2007 - 4/27/2007	1,866,756,992
233,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.210%, 2/14/2007-4/17/2007	232,920,535
309,105,000		Federal Home Loan Bank System Notes, 2.625% - 7.625%, 2/15/2007 - 2/28/2008	308,834,699
110,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.120%, 3/1/2007 - 3/22/2007	109,382,756
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [3]	3,697,006,826
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(27,274,490)
		TOTAL NET ASSETS--100%	$3,669,732,336

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.7%
Municipal Bonds/Notes	10.5%
Commercial Paper	6.3%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

At January 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	84.3%
8-30 days	1.3%
31-90 days	3.3%
91-180 days	6.2%
181 days or more	5.4%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.690%, 2/1/2007	$4,500,000
7,930,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.710%, 2/1/2007	7,930,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	4,230,000
18,500,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.510%, 2/7/2007	18,500,000
1,515,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 3.750%, 2/7/2007	1,515,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.590%, 2/7/2007	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.670%, 2/1/2007	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.560%, 2/7/2007	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	6,600,000
		TOTAL	68,175,000
		Alaska--3.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,750,000
52,370,000		Alaska State Housing Finance Corp., (Series 2002 A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.650%, 2/1/2007	52,370,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	9,500,000
31,800,000		North Slope Borough, AK, (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	31,800,000
45,600,000		Valdez, AK Marine Terminal, (Series 1993B), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	45,600,000
20,000,000		Valdez, AK Marine Terminal, (Series 1993C), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	20,000,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	193,535,000
		Arizona--0.7%
1,750,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	1,750,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	3,400,000
13,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	13,000,000
3,700,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	3,700,000
2,000,000		Pinal County, AZ IDA, (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	2,000,000
15,500,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007	15,500,000
		TOTAL	39,350,000
		Arkansas--1.3%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.710%, 2/1/2007	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	5,130,000
16,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	16,800,000
34,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	34,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.930%, 2/1/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRBs (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	7,100,000
		TOTAL	72,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--2.8%
$1,245,000		California PCFA, (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	$1,245,000
910,000		California PCFA, (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/ (Comerica Bank LOC), 3.620%, 2/7/2007	910,000
1,880,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,880,000
4,100,000		California PCFA, (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,100,000
5,200,000		California PCFA, (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	5,200,000
1,550,000		California PCFA, (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	1,550,000
6,815,000		California PCFA, (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 2/1/2007	6,815,000
5,000,000		California PCFA, (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	5,000,000
6,000,000		California PCFA, (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	6,000,000
2,940,000		California PCFA, (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	2,940,000
3,165,000		California PCFA, (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/ (Comerica Bank LOC), 3.620%, 2/7/2007	3,165,000
4,060,000		California PCFA, (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,060,000
2,365,000		California PCFA, (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	2,365,000
8,000,000		California PCFA, (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	8,000,000
2,000,000		California PCFA, (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 3.740%, 2/1/2007	2,000,000
1,800,000		California PCFA, (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	1,800,000
2,350,000		California PCFA, (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,350,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	9,000,000
2,000,000		California PCFA, (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,000,000
7,280,000		California PCFA, (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	7,280,000
5,160,000		California PCFA, (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/ (Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	5,160,000
2,960,000		California PCFA, (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	2,960,000
3,075,000		California PCFA, (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	3,075,000
4,115,000		California PCFA, (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,115,000
1,345,000		California PCFA, (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,345,000
8,905,000		California PCFA, (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.680%, 2/7/2007	8,905,000
2,240,000		California PCFA, (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	2,240,000
3,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-1), Daily VRDNs (Bank of New York and CALSTRS LOCs), 3.610%, 2/1/2007	3,000,000
16,500,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2), Daily VRDNs (JPMorgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.590%, 2/1/2007	16,500,000
2,490,000	[3,4]	California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 2/1/2007	2,490,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.690%, 2/7/2007	2,515,000
5,000,000		California Statewide Communities Development Authority, (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007	5,000,000
10,500,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	10,500,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	11,500,000
		TOTAL	156,965,000
		Colorado--1.4%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	14,660,000
		TOTAL	80,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.4%
$3,100,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.620%, 2/1/2007	$3,100,000
3,435,000		New Britain, CT, (Series 2000B), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,435,000
3,100,000		New Britain, CT, (Series 2005), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,100,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,006,895
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,002,595
		TOTAL	22,644,490
		District of Columbia--0.4%
16,600,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	16,600,000
3,140,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	3,140,000
		TOTAL	19,740,000
		Florida--4.5%
9,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/ (Bank of America N.A. LOC), 3.660%, 2/1/2007	9,000,000
7,875,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 2/1/2007	7,875,000
2,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,500,000
7,865,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 3.570%, 2/7/2007	7,865,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.720%, 2/7/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/ (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 2/15/2007	11,280,000
5,310,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,310,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	8,700,000
11,034,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	11,034,000
13,524,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,524,000
21,846,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	21,846,000
3,000,000		Miami-Dade County, FL, (Series A), 3.62% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	3,000,000
40,000,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	40,000,000
13,650,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,650,000
17,916,000		Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	17,916,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.780%, 2/1/2007	70,585,000
		TOTAL	258,420,000
		Georgia--1.8%
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	7,000,000
26,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 2/1/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.050%, 2/1/2007	5,910,000
800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 3.680%, 2/1/2007	800,000
4,875,000		Gainesville and Hall County, GA Development Authority, (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	4,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,000,000		Gwinnett County, GA Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	$5,000,000
12,500,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.670%, 2/1/2007	12,500,000
20,000,000		Mitchell County, GA Development Authority, (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.760%, 2/1/2007	20,000,000
8,040,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 3.660%, 2/1/2007	8,040,000
11,600,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.670%, 2/7/2007	11,600,000
2,200,000		Tattnall County, GA IDA, (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,200,000
		TOTAL	103,925,000
		Hawaii--0.0%
60,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	60,000
		Illinois--3.4%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 2/1/2007	3,500,000
11,000,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	11,000,000
16,375,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	16,375,000
17,000,000		Chicago, IL Midway Airport, (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.770%, 2/1/2007	17,000,000
28,000,000		Chicago, IL MFH Revenue, (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.680%, 2/1/2007	28,000,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 3.680%, 2/1/2007	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-685), 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	7,810,000
2,815,000		Chicago, IL, (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/7/2007	2,815,000
1,340,000		Chicago, IL, (Series 1999 IDRBs), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	1,340,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	10,500,000
12,465,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	12,465,000
2,620,000		Elgin, IL, (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,620,000
490,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	490,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.740%, 2/1/2007	3,400,000
2,190,000		Huntley, IL IDRBs, (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.590%, 2/7/2007	2,190,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 3.710%, 2/1/2007	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.740%, 2/1/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.560%,2/7/2007	2,850,000
5,695,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	5,695,000
3,110,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.620%, 2/7/2007	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.560%, 2/7/2007	4,000,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.800%, 2/1/2007	6,600,000
490,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	$7,000,000
3,445,000		Tinley Park, IL, (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,445,000
2,845,000		Upper Illinois River Valley Development Authority, (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,845,000
3,140,000		Vernon Hills, IL Industrial Development, (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,140,000
2,410,000		Will-Kankakee, IL Regional Development Authority, (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,410,000
		TOTAL	193,825,000
		Indiana--3.1%
250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.950%, 2/1/2007	250,000
7,931,000		Elkhart County, IN MFH, (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.700%, 2/1/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 2/1/2007	2,292,000
980,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	980,000
3,200,000		Indiana Port Commission, (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.550%, 2/7/2007	3,200,000
8,000,000		Indiana State Finance Authority, (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.580%, 2/1/2007	8,000,000
1,155,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,155,000
20,500,000		Indiana State Housing & Community Development Authority, (Series 2006 E-2), 3.62% BANs, 12/20/2007	20,500,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,135,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 2/1/2007	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	5,000,000
4,035,000		Jasper County, IN EDA, (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	6,500,000
1,390,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 2/1/2007	1,390,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	24,200,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.670%, 2/1/2007	6,000,000
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,916,251
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,200,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
22,225,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	22,225,000
6,065,000		Whiting, IN Environmental Facilities Revenue, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,065,000
2,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,000,000
		TOTAL	174,474,251
		Iowa--0.4%
20,000,000		Iowa Finance Authority, (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 2/1/2007	20,000,000
		Kansas--0.8%
12,174,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	12,174,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,170,378
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--continued
$10,000,000		Kansas Development Finance Authority, (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	$10,000,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,049,677
2,920,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,920,000
		TOTAL	47,314,055
		Kentucky--0.3%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.690%, 2/1/2007	8,300,000
4,900,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 2/1/2007	4,900,000
740,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.050%, 2/1/2007	740,000
2,182,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 2/1/2007	2,182,000
1,630,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	1,630,000
		TOTAL	17,752,000
		Louisiana--1.0%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	4,000,000
6,303,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.760%, 2/1/2007	6,303,000
11,770,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	11,770,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 2/1/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(JPMorgan Chase Bank, N.A. LOC), 3.560%, 2/7/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.820%, 2/1/2007	11,600,000
		TOTAL	57,773,000
		Maine--0.2%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.580%, 2/7/2007	2,025,000
8,315,000		Maine Finance Authority, (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.650%, 2/1/2007	8,315,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,285,000
		TOTAL	13,625,000
		Maryland--0.9%
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	5,555,000
3,950,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/7/2007	3,950,000
13,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	4,830,000
5,850,000		Maryland IDFA, (Series 1999), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.570%, 2/7/2007	5,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$6,925,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.720%, 2/2/2007	$6,925,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	5,730,000
		TOTAL	54,185,000
		Massachusetts--1.2%
12,000,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.690%, 2/1/2007	12,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.68% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 4/9/2007	10,000,000
10,000,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.620%, 2/1/2007	10,000,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 2/1/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	9,580,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.610%, 2/1/2007	1,800,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.530%, 2/7/2007	1,800,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/1/2007	19,610,000
		TOTAL	69,290,000
		Michigan--0.9%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.550%, 2/7/2007	6,000,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.570%, 2/7/2007	7,300,000
3,360,000	[3,4]	Michigan State Building Authority, PUTTERs (Series 1465), Weekly VRDNs (FGIC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	3,360,000
2,800,000		Michigan State Housing Development Authority, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.560%, 2/7/2007	2,800,000
401,000		Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	401,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	9,790,000
12,655,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	12,655,000
		TOTAL	48,806,000
		Minnesota--2.3%
24,410,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	24,410,000
17,740,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	17,740,000
2,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,225,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	5,220,000
45,000,000		Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
1,700,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.700%, 2/1/2007	$4,965,000
10,190,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	10,190,000
445,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	445,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,250,000
3,300,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	3,300,000
		TOTAL	132,490,000
		Mississippi--1.0%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 2/1/2007	10,000,000
2,050,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 3.760%, 2/1/2007	2,050,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,185,000
9,000,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.650%, 2/1/2007	9,000,000
1,180,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,180,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.670%, 2/1/2007	7,500,000
11,020,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 3.580%, 2/7/2007	11,020,000
1,555,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,555,000
5,510,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 3.760%, 2/1/2007	5,510,000
		TOTAL	56,915,000
		Missouri--3.5%
29,841,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	29,841,000
725,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/ (Commerce Bank, N.A., Kansas City LOC), 3.650%, 2/1/2007	725,000
10,000,000		Kansas City, MO IDA, (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	10,000,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	47,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 2/1/2007	20,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.700%, 2/1/2007	8,250,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	15,000,000
10,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	10,000,000
2,795,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,795,000
1,655,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,655,000
16,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 2/1/2007	16,000,000
9,300,000		St. Louis, MO IDA, (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.560%, 2/7/2007	9,300,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.020%, 2/1/2007	1,000,000
		TOTAL	200,966,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Montana--0.3%
$2,220,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$2,220,000
6,400,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/1/2007	6,400,000
3,055,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.580%, 2/7/2007	3,055,000
3,555,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.740%, 2/1/2007	3,555,000
		TOTAL	15,230,000
		Multi State--9.8%
41,581,721	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.810%, 2/1/2007	41,581,721
18,652,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 1999-3), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	18,652,000
47,931,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.760%, 2/1/2007	47,931,000
10,170,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 2/1/2007	10,170,000
10,240,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	10,240,000
21,688,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	21,688,000
5,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	5,725,000
6,197,223	[3,4]	GS Pool Trust ((Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	6,197,223
30,327,673	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	30,327,673
18,339,079	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	18,339,079
20,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 2/1/2007	20,000,000
269,375,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	269,375,000
60,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-004), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	60,000,000
		TOTAL	560,226,696
		Nebraska--0.4%
2,900,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	2,900,000
1,200,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,200,000
7,325,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	7,325,000
3,066,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	3,066,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,000,000
5,200,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,200,000
		TOTAL	21,691,000
		Nevada--4.1%
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	11,775,000
7,140,000		Clark County, NV, (Series 1997A), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,535,000
113,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Bayerische Landesbank (GTD) LIQ), 3.570%, 2/7/2007	113,000,000
80,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.570%, 2/7/2007	80,000,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.650%, 2/7/2007	13,000,000
		TOTAL	232,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--0.9%
$20,000,000		New Hampshire Business Finance Authority, (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.690%, 2/1/2007	$20,000,000
1,175,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.630%, 2/7/2007	1,175,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.64% CP (New England Power Co.), Mandatory Tender 4/12/2007	30,000,000
1,100,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,100,000
780,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	780,000
		TOTAL	53,055,000
		New Jersey--3.2%
12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	12,723,380
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,507,201
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,116,204
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,029,670
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,612,134
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,577,176
10,070,000		New Jersey EDA, (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	10,070,000
14,610,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	14,610,000
4,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	4,250,000
12,820,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	12,820,000
30,000,000		Newark, NJ, (Series 2006A-B), 4.00% BANs, 6/15/2007	30,043,311
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,036,189
12,600,000		Plainfield, NJ, 4.50% BANs, 3/20/2007	12,613,644
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,098,963
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,402,797
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,600,750
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,598,630
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,194,688
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,882,860
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,810,974
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,975,535
		TOTAL	181,574,106
		New Mexico--1.5%
1,570,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	1,570,000
4,485,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	4,485,000
15,859,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	15,859,000
2,625,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 2/7/2007	2,625,000
56,532,541		New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	56,532,541
970,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	970,000
2,515,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/1/2007	2,515,000
1,085,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,085,000
		TOTAL	85,641,541
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--2.4%
$3,900,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 3.670%, 2/1/2007	$3,900,000
22,275,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 2/1/2007	22,275,000
17,000,000		New York City, NY Housing Development Corp., (Series 2006 J-2), 3.60% TOBs, Mandatory Tender 11/1/2007	17,000,000
11,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.550%, 2/7/2007	11,000,000
9,710,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.700%, 2/1/2007	9,710,000
2,410,000		New York City, NY, (2004 Series H-3), Weekly VRDNs (Bank of New York LOC), 3.450%, 2/7/2007	2,410,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.540%, 2/7/2007	2,800,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.540%, 2/7/2007	2,300,000
4,750,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing), Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.540%, 2/7/2007	4,750,000
2,000,000		New York State HFA, Avalon Bowery Place II (Series 2006A), Weekly VRDNs (CVP III LLC)/(Bank of America N.A. LOC), 3.640%, 2/7/2007	2,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	36,145,000
19,635,000	[3,4]	Westchester County, NY IDA, (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 2/1/2007	19,635,000
		TOTAL	133,925,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	2,000,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.570%, 2/7/2007	11,800,000
395,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007	395,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	2,900,000
3,110,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	3,110,000
1,600,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.770%, 2/1/2007	1,600,000
3,300,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 2/1/2007	3,300,000
10,835,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	10,835,000
16,000,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006A), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	16,000,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 2/1/2007	11,250,000
155,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	155,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,700,000
2,300,000		Raleigh & Durham, NC Airport Authority, (Series 2006A), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.540%, 2/7/2007	2,300,000
3,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006B), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.560%, 2/7/2007	3,000,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	1,300,000
		TOTAL	83,085,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--2.3%
$2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	$2,157,945
5,760,000	[3,4]	Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	5,760,000
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	4,750,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,919,904
3,925,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	3,925,000
6,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	6,000,000
4,500,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 3.740%, 2/1/2007	4,500,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,560,705
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 2/1/2007	6,250,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.590%, 2/7/2007	45,000,000
3,500,000		Ohio HFA, (Series J), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.560%, 2/7/2007	3,500,000
1,420,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,420,000
2,895,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.730%, 2/1/2007	2,895,000
22,675,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	22,675,000
5,995,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	5,995,000
2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	2,870,742
6,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.660%, 2/1/2007	6,000,000
		TOTAL	129,179,296
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	5,650,000
16,814,223	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 2/1/2007	16,814,223
7,500,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.600%, 2/7/2007	7,500,000
		TOTAL	29,964,223
		Oregon--0.3%
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
		TOTAL	20,000,000
		Pennsylvania--3.1%
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	1,000,000
933,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	933,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 2/7/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.650%, 2/7/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	10,000,000
14,600,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.700%, 2/1/2007	14,600,000
82,485,000		Philadelphia, PA Airport System, (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.580%, 2/7/2007	82,485,000
		TOTAL	176,718,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.1%
$3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	$3,555,000
1,900,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 3.780%, 2/1/2007	1,900,000
		TOTAL	5,455,000
		South Carolina--2.1%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	12,550,000
2,100,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.790%, 2/1/2007	2,100,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,000,000
12,830,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.660%, 2/1/2007	12,830,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 3.690%, 2/2/2007	1,525,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.780%, 2/2/2007	1,450,000
50,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.790%, 2/6/2007	50,000
2,300,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/ (PNC Bank, N.A. LOC), 3.580%, 2/7/2007	2,300,000
500,000		South Carolina Jobs-EDA, (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/ (Branch Banking & Trust Co. LOC), 3.710%, 2/1/2007	500,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 2/1/2007	6,000,000
2,075,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	2,075,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	10,300,000
		TOTAL	118,880,000
		South Dakota--0.3%
4,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	4,000,000
14,980,000	[3,4]	South Dakota Housing Development Authority, (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	14,980,000
		TOTAL	18,980,000
		Tennessee--1.7%
1,400,000		Dover, TN IDB, (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	1,400,000
1,760,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	1,760,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,000,000
44,100,000		Loudon, TN IDB Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	44,100,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.680%, 2/1/2007	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	200,000
29,605,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 2/1/2007	29,605,000
845,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.810%, 2/1/2007	7,000,000
		TOTAL	97,310,000
		Texas--17.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G), Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 2/1/2007	8,830,000
4,955,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.720%, 2/1/2007	4,955,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$42,500,000		Brazos Harbor, TX IDC, (Series 2006), Weekly VRDNs (BASF Corp.), 3.580%, 2/7/2007	$42,500,000
43,610,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	43,610,000
51,920,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	51,920,000
36,500,000		Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.580%, 2/7/2007	36,500,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 2/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	28,500,000
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	805,754
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	930,871
5,340,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.630%, 2/7/2007	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,000,000
2,725,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,725,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	7,150,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	3,000,000
21,300,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.760%, 2/1/2007	21,300,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004),Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.670%, 2/1/2007	9,400,000
7,435,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	7,435,000
20,865,000		Gulf Coast, TX IDA, (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.790%, 2/1/2007	20,865,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	18,000,000
32,500,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	32,500,000
19,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,500,000
11,790,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	11,790,000
19,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,050,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	24,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	15,000,000
14,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.790%, 2/1/2007	14,500,000
6,070,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,070,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.000%, 2/1/2007	7,000,000
9,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,900,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.590%, 2/7/2007	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	$2,000,000
9,565,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	9,565,000
45,200,000		Houston, TX Airport System, (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.570%, 2/7/2007	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	6,930,000
1,300,000		Houston, TX, (Series F), 3.60% CP, Mandatory Tender 2/20/2007	1,300,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,500,000
1,500,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2007	1,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	15,000,000
4,985,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.760%, 2/1/2007	4,985,000
27,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.680%, 2/1/2007	27,000,000
2,845,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	2,845,000
10,060,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,060,000
7,000,000	[3,4]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	7,000,000
69,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	69,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	13,325,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3784), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,995,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	29,995,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	10,000,000
7,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	7,000,000
3,500,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	3,500,000
5,125,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.680%, 2/1/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.680%, 2/1/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.810%, 2/1/2007	13,400,000
2,770,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,770,000
150,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	150,784,511
3,800,000		Waco, TX IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	3,800,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,850,000
		TOTAL	1,009,881,136
		Utah--0.2%
10,000,000		Murray City, Utah Hospital Revenue, (Series 2005C) Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 3.600%, 2/1/2007	10,000,000
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	4,000,000
		TOTAL	14,000,000
		Vermont--0.2%
4,960,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	4,960,000
2,750,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,750,000
1,950,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,950,000
		TOTAL	9,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--3.8%
$3,500,000		Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 2/1/2007	$3,500,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 3/6/2007	34,300,000
30,688,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 3.540%, 2/7/2007	30,688,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/6/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/8/2007	5,000,000
11,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2007	11,500,000
12,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.63% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/5/2007	12,000,000
14,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.65% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	14,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.66% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 3/6/2007	10,000,000
45,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.67% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	45,000,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,895,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,500,000
28,430,000	[3,4]	Virginia State Housing Development Authority, (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	28,430,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,285,000
		TOTAL	215,098,000
		Washington--2.3%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,980,000
5,170,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.660%, 2/1/2007	5,170,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 2/1/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 2/1/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 2/1/2007	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.550%, 2/7/2007	8,425,000
7,570,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	7,570,000
3,945,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,945,000
5,015,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,015,000
4,450,000	[3,4]	Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,320,000
7,000,000	[3,4]	Port of Seattle, WA, RBC Floater Certificates (Series I-11), Weekly VRDNs (SEATAC Fuel Facilities LLC)/(MBIA Insurance Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 3.690%, 2/1/2007	7,000,000
11,550,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 2/1/2007	11,550,000
9,905,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.580%, 2/7/2007	9,905,000
5,500,000		Washington State EDFA, (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.570%, 2/7/2007	5,500,000
1,000,000		Washington State EDFA, (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	1,000,000
5,200,000		Washington State EDFA, (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,200,000
5,000,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.620%, 2/7/2007	5,000,000
5,890,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,890,000
3,590,000		Washington State Housing Finance Commission, (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.680%, 2/1/2007	3,590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 3.680%, 2/1/2007	$4,825,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 2/1/2007	5,350,000
		TOTAL	128,885,500
		West Virginia--1.4%
800,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.600%, 2/7/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.68% CP (Virginia Electric & Power Co.), Mandatory Tender 4/12/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2007	4,000,000
14,600,000		Marion County, WV County Commission, (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.550%, 2/7/2007	14,600,000
3,100,000		Marion County, WV County Commission, (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.570%, 2/7/2007	3,100,000
3,760,000		Ritchie County, WV, IDRBs (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	3,760,000
23,000,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/1/2007	23,000,000
23,300,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/1/2007	23,300,000
		TOTAL	82,560,000
		Wisconsin--3.5%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 2/1/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 2/1/2007	4,000,000
800,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	800,000
1,720,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 2/1/2007	1,720,000
2,300,000		Milwaukee, WI, (Series 1997), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,085,000
16,835,000		Wisconsin Housing & EDA, (Series 2004E),Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,835,000
56,020,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	56,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$64,900,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	$64,900,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	5,000,000
16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,100,000
17,230,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	17,230,000
2,370,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank NA, New York LIQ), 3.680%, 2/1/2007	2,370,000
		TOTAL	200,860,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,727,104,294
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(29,327,220)
		TOTAL NET ASSETS--100%	$5,697,777,074
Securities that are subject to the federal alternative minimum tax (AMT) represent 74.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	42.3%
Variable Rate Demand Instruments	39.2%
Bank Instruments	9.6%
Repurchase Agreements--Cash	8.6%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.3	% [4]
8-30 Days	29.6%
31-90 Days	17.9%
91-180 Days	3.4%
181 Days or more	7.5%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 27.5% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Finance - Automotive--1.4%
$49,797,660	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$49,797,660
17,409,852		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/15/2007	17,409,851
9,349,233	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	9,349,232
8,227,811	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	8,227,811
9,219,138		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	9,219,138
8,405,947	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	8,405,947
10,666,167	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	10,666,167
		TOTAL	113,075,806
		Finance - Equipment--0.3%
1,529,715		CITEquipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	1,529,715
75,762		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	75,762
11,092,484		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	11,092,484
12,322,190	[1,2]	Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007	12,322,190
		TOTAL	25,020,151
		Finance - Retail--0.4%
28,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	28,000,000
		TOTAL-ASSET-BACKED SECURITIES	166,095,957
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
124,000,000		Barclays Bank PLC, 5.320% - 5.420%, 4/9/2007- 1/25/2008	124,000,000
15,000,000		Calyon, Paris, 5.260%, 4/11/2007	15,000,000
74,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	74,000,000
155,000,000		Credit Suisse, Zurich, 4.920% - 5.365%, 2/5/2007 - 1/18/2008	155,000,000
90,000,000		DePfa Bank PLC, 5.260% - 5.410%, 2/12/2007 - 7/12/2007	90,000,000
10,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	10,000,000
62,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	62,000,000
160,000,000		Societe Generale, Paris, 5.225% - 5.410%, 2/20/2007 - 10/9/2007	159,965,822
80,000,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	80,017,963
		TOTAL CERTIFICATES OF DEPOSIT	769,983,785
		COLLATERALIZED LOAN AGREEMENTS--11.8%
		Banking--3.5%
275,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	275,000,000
		Brokerage--8.3%
150,000,000		Citigroup Global Markets, Inc., 5.413%, 2/1/2007	150,000,000
370,000,000		Goldman Sachs & Co., 5.413%, 2/1/2007	370,000,000
145,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	145,000,000
		TOTAL	665,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	940,000,000
Principal Amount			Value
		COMMERCIAL PAPER--22.3% [3]
		Banking--6.0%
$15,000,000		Bank of America Corp., 5.240%, 4/12/2007	$14,847,167
25,000,000		Barclays US Funding Corp., (Barclays Bank PLC GTD), 5.260%, 2/14/2007	24,952,514
35,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007	34,670,502
45,000,000		DePfa Bank PLC, 5.235%, 2/20/2007	44,875,669
15,000,000		Deutsche Bank Financial, Inc., (Deutsche Bank AG GTD), 5.400%, 2/13/2007	14,973,000
80,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250%, 4/4/2007 - 4/24/2007	79,189,167
15,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank NV GTD), 5.200%, 5/14/2007	14,779,000
169,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.125% - 5.250%, 2/13/2007 - 10/5/2007	166,775,207
34,000,000		Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.265%, 2/12/2007	33,945,303
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 5.280%, 3/1/2007	49,794,667
		TOTAL	478,802,196
		Finance - Automotive--4.7%
34,000,000		DRAC LLC, A1+/P1 Series, 5.250%, 4/10/2007 - 4/18/2007	33,652,333
214,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.310%, 2/5/2007 - 7/23/2007	213,385,900
132,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.240% - 5.310%, 2/12/2007 - 3/23/2007	131,506,599
		TOTAL	378,544,832
		Finance - Commercial--0.8%
62,484,000	[1,2]	Versailles CDS LLC, 5.250%, 4/16/2007	61,809,694
		Finance - Retail--2.4%
25,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	24,751,313
10,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	9,938,633
163,000,000	[1,2]	Paradigm Funding LLC, 5.210% - 5.270%, 2/6/2007 - 7/19/2007	161,798,917
		TOTAL	196,488,863
		Finance - Securities--8.4%
30,000,000	[1,2]	Beta Finance, Inc., 5.240%, 3/12/2007	29,829,700
298,955,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	297,984,378
147,000,000	[1,2]	Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007	146,427,710
120,516,000	[1,2]	KLIO II Funding Ltd., 5.260%, 2/28/2007 - 4/17/2007	119,765,473
40,000,000	[1,2]	Perry Global Funding LLC Series A, 5.245% - 5.260%, 2/14/2007 - 4/12/2007	39,758,039
29,000,000	[1,2]	Scaldis Capital LLC, 5.265%, 2/9/2007	28,966,070
10,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.190%, 7/11/2007	9,769,333
		TOTAL	672,500,703
		TOTAL COMMERCIAL PAPER	1,788,146,288
		CORPORATE NOTES--5.0%
		Banking--2.2%
45,000,000		Deutsche Bank AG, 5.400%, 12/12/2007	45,000,000
30,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	30,000,000
46,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	46,000,000
53,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 -12/28/2007	53,000,000
		TOTAL	174,000,000
		Finance - Securities--2.4%
76,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.000%, 12/6/2006	76,000,000
118,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.000% - 5.375%, 2/4/2008	118,000,000
		TOTAL	194,000,000
Principal Amount			Value
		CORPORATE NOTES--continued
		Insurance--0.4%
$35,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	$35,000,000
		TOTAL CORPORATE NOTES	403,000,000
		LOAN PARTICIPATION--0.4%
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.340%, 5/21/2007	32,000,000
		NOTES - VARIABLE--39.2% [5]
		Banking--18.4%
3,910,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	3,910,000
3,870,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	3,870,000
4,495,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	4,495,000
3,221,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,221,000
3,835,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,835,000
1,875,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	1,875,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.500%, 2/1/2007	2,000,000
1,075,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,075,000
2,680,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,680,000
7,775,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.410%, 2/1/2007	7,775,000
3,155,000		B & H Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,155,000
2,445,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	2,445,000
5,000,000		BNP Paribas SA, 5.300%, 4/3/2007	4,998,642
3,826,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,826,000
25,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	25,000,000
25,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	24,998,445
7,790,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/7/2007	7,790,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 5.310%, 2/7/2007	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	7,690,000
865,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	865,000
1,750,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,750,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	925,000
5,180,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 2/1/2007	5,180,000
5,775,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 2/1/2007	5,775,000
630,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	630,000
5,780,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	5,780,000
2,225,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,225,000
33,059,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	33,059,000
156,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	156,000
1,609,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,609,000
3,300,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	3,300,000
1,510,000		Charles River LLC, (Harris, N.A. LOC), 5.350%, 2/1/2007	1,510,000
9,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	9,100,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,350,000
3,500,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	3,500,000
6,325,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	6,325,000
14,100,000		Cook County, IL, Series 2002 A, 5.340%, 2/7/2007	14,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.350%, 2/1/2007	$27,120,000
60,000,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	60,000,000
4,400,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,400,000
5,380,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 2/1/2007	5,380,000
170,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	170,000,000
3,460,000		Duncan Machinery Movers, Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	3,460,000
1,585,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	1,585,000
4,720,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	4,720,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	875,000
2,695,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,695,000
6,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	6,700,000
402,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	402,000
1,875,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 5.370%, 2/2/2007	1,875,000
635,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.410%, 2/7/2007	635,000
5,505,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.360%, 2/1/2007	5,505,000
1,960,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,960,000
1,680,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	1,680,000
3,700,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.360%, 2/7/2007	3,700,000
3,785,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,785,000
1,355,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	1,355,000
1,905,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	1,905,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	153,000,000
159,900,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	159,900,000
23,000,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	23,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	8,055,000
8,400,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	8,400,000
4,290,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,290,000
4,995,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,995,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	3,085,000
1,050,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.410%, 2/1/2007	1,050,000
6,750,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	6,750,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 2/1/2007	15,000,000
32,500,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	32,500,000
3,605,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.350%, 2/1/2007	3,605,000
7,890,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	7,890,000
3,790,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%, 2/1/2007	3,790,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A., Minnesota LOC), 5.320%, 2/1/2007	830,000
2,575,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	2,575,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	5,000,000
2,425,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	2,425,000
1,785,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	1,785,000
7,900,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	7,900,000
870,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.400%, 2/1/2007	870,000
2,695,000		Mike Patton Real Estate II LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,695,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$3,000,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	$3,000,000
1,460,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.320%, 2/1/2007	1,460,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	2,835,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	2,565,000
3,775,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	3,775,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.470%, 2/6/2007	14,000,000
2,080,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	2,080,000
3,885,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,885,000
2,000,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	2,000,000
6,290,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 2/1/2007	6,290,000
7,180,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	7,180,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 2/12/2007	55,000,000
689,000		Sandridge Food Corp., (National City Bank LOC), 5.360%, 2/1/2007	689,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	3,110,000
1,955,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	1,955,000
4,930,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	4,930,000
4,300,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 2/1/2007	4,300,000
4,075,000		Springhill Medical Comples, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	4,075,000
6,865,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	6,865,000
2,255,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,255,000
2,050,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,050,000
1,640,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,640,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 5.363%, 3/28/2007	30,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (Wachovia Corp. GTD), 5.360%, 3/15/2007	20,000,000
2,465,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	2,465,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,595,000
1,240,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.370%, 2/1/2007	1,240,000
550,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 2/1/2007	550,000
3,345,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	3,345,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	4,055,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	6,400,000
85,000,000		Wells Fargo & Co., 5.386%, 2/2/2007	85,000,000
14,300,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.300%, 2/1/2007	14,300,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	50,000,000
1,105,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	1,105,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 2/1/2007	4,190,000
		TOTAL	1,478,359,087
		Brokerage--8.1%
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	40,000,929
40,000,000		Merrill Lynch & Co., Inc., 5.401%, 2/5/2007	40,000,000
165,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	165,000,000
404,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	404,000,902
		TOTAL	649,001,831
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [5]
		Finance - Commercial--2.6%
$5,350,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.350%, 2/1/2007	$5,350,000
193,500,000	[1,2]	General Electric Capital Corp., 5.445%, 2/20/2007	193,500,000
6,950,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 5.350%, 2/1/2007	6,950,000
		TOTAL	205,800,000
		Finance - Retail--2.3%
70,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/12/2007	69,992,165
60,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	59,999,536
51,000,000	[1,2]	SLM Corp., 5.320%, 2/14/2007	51,000,000
		TOTAL	180,991,701
		Finance - Securities--3.3%
145,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.345%, 2/1/2007 - 4/25/2007	144,996,893
35,000,000	[1,2]	Sigma Finance, Inc., (K2 Corp. GTD), 5.413%, 2/1/2007	35,011,469
30,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.320%, 2/1/2007	29,997,132
55,000,000	[1,2]	Sigma Finance, Inc., 5.325%, 2/1/2007	54,997,627
		TOTAL	265,003,121
		Government Agency--0.1%
3,725,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 2/1/2007	3,725,000
930,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	930,000
		TOTAL	4,655,000
		Insurance--3.4%
25,000,000		Genworth Life Insurance Co., 5.459%, 3/1/2007	25,000,000
25,000,000		Hartford Life Insurance Co., 5.539% - 5.541%, 2/1/2007 - 3/1/2007	25,000,000
22,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 2/21/2007	21,998,599
45,000,000		MetLife Insurance Co. of Connecticut, 5.453%, 3/28/2007	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.480% - 5.490%, 2/1/2007 - 4/2/2007	45,000,000
35,000,000		Monumental Life Insurance Co., 5.440% - 5.510%, 2/1/2007 - 2/28/2007	35,000,000
40,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	40,000,000
12,000,000	[1,2]	Pacific Life Global Funding, 5.371%, 2/5/2007	12,000,088
25,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 4/2/2007	25,000,000
		TOTAL	273,998,687
		Municipal--1.0%
84,000,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	84,000,000
		TOTAL NOTES-VARIABLE	3,141,809,427
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
25,000,000		Columbia Money Market Reserves	25,000,000
30,088,937		DWS Money Market Trust	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.6%
$150,000,000		Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	$150,000,000
414,429,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	414,429,000
125,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	125,000,000
		TOTAL REPURCHASE AGREEMENTS	689,429,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	7,985,553,394
		OTHER ASSETS AND LIABILITIES - NET--0.3%	25,241,632
		TOTAL NET ASSETS--100%	$8,010,795,026

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $2,986,600,746, which represented 37.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $2,936,803,086, which represented 36.7% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	56.4%
Variable Rate Demand Instruments	34.3%
Bank Instruments	8.2%
Repurchase Agreements	0.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.2% [4]
8-30 Days	24.2%
31-90 Days	16.3%
91-180 Days	5.8%
181 Days or more	7.0%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.1% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--1.1%
$18,108,240	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$18,108,240
10,445,911		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	10,445,911
7,346,260	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	7,346,260
4,993,700		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	4,993,700
		TOTAL	40,894,111
		Finance - Equipment--0.8%
367,132		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%,3/20/2007	367,132
162,348		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	162,348
16,779,353		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	16,779,353
4,151,882		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	4,151,882
9,908,426	[1,2]	Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007	9,908,426
		TOTAL	31,369,141
		Finance - Retail--1.0%
28,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	28,000,000
13,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	13,000,000
		TOTAL	41,000,000
		TOTAL ASSET-BACKED SECURITIES	113,263,252
		BANKERS ACCEPTANCE--0.8%
		Banking--0.8%
30,000,000		Bank of America N.A., 5.305%, 5/9/2007	30,000,000
		CERTIFICATES OF DEPOSIT--7.4%
		Banking--7.4%
35,000,000		Barclays Bank PLC, 5.300% - 5.420%, 8/24/2007 - 1/16/2008	35,000,000
25,000,000		Calyon, Paris, 5.310%, 4/19/2007	25,000,000
10,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	10,000,000
54,000,000		Credit Suisse, Zurich, 5.200% - 5.410%, 2/20/2007 - 1/14/2008	54,000,000
50,000,000		DePfa Bank PLC, 5.260%, 2/12/2007 - 4/9/2007	50,000,000
20,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	20,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007	9,994,446
5,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007	5,000,000
51,000,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	51,013,064
30,000,000		Washington Mutual Bank, 5.330%, 2/16/2007	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	290,007,510
		COLLATERALIZED LOAN AGREEMENTS--24.6%
		Banking--11.9%
80,000,000		BNP Paribas Securities Corp., 5.422%, 2/1/2007	80,000,000
125,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 2/1/2007	125,000,000
25,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	25,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.437%, 2/1/2007	75,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$25,000,000		HSBC Securities (USA), Inc., 5.412%, 2/1/2007	$25,000,000
60,000,000		J.P. Morgan Securities, Inc., 5.412%, 2/1/2007	60,000,000
75,000,000		RBC Capital Markets Corp., 5.382% - 5.392%, 2/1/2007	75,000,000
		TOTAL	465,000,000
		Brokerage--12.7%
107,000,000		Bear Stearns & Co., Inc., 5.432%, 2/1/2007	107,000,000
115,000,000		Citigroup Global Markets, Inc., 5.412%, 2/1/2007	115,000,000
102,000,000		Goldman Sachs & Co., 5.382% - 5.412%, 2/1/2007	102,000,000
10,000,000		Lehman Brothers, Inc., 5.462%, 2/1/2007	10,000,000
135,000,000		Merrill Lynch & Co., Inc., 5.442%, 2/1/2007	135,000,000
25,000,000		Morgan Stanley & Co., Inc., 5.412%, 2/1/2007	25,000,000
		TOTAL	494,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	959,000,000
		COMMERCIAL PAPER--19.9% [3]
		Banking--5.8%
10,000,000		Bank of America Corp., 5.210%, 4/24/2007	9,881,328
15,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	14,804,571
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,811,716
25,000,000		DePfa Bank PLC, 5.235%, 2/20/2007	24,930,927
26,000,000		Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 5.400%, 2/13/2007	25,953,200
20,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250%, 4/4/2007	19,819,167
20,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 5.200%, 5/14/2007	19,705,333
60,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	59,426,132
30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.265%, 2/12/2007	29,951,737
		TOTAL	224,284,111
		Finance - Automotive--4.4%
92,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.310%, 2/5/2007 - 7/9/2007	91,298,732
80,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.240% - 5.310%, 2/12/2007 - 3/22/2007	79,651,364
		TOTAL	170,950,096
		Finance - Commercial--1.0%
39,000,000		CIT Group, Inc., 5.230%, 3/21/2007 - 7/12/2007	38,317,630
		Finance - Retail--3.1%
10,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	9,900,525
12,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	11,926,360
80,000,000	[1,2]	Paradigm Funding LLC, 5.210% - 5.275%, 2/6/2007 - 7/19/2007	79,305,842
20,000,000	[1,2]	Sheffield Receivables Corp., 5.250%, 4/26/2007	19,755,000
		TOTAL	120,887,727
		Finance - Securities--4.5%
20,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.313%, 3/21/2007	19,917,711
80,500,000	[1,2]	Grampian Funding LLC, 5.230% - 5.275%, 2/5/2007 - 3/20/2007	80,206,609
25,000,000	[1,2]	KLIO II Funding Ltd., 5.260%, 4/17/2007	24,726,042
39,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.245% - 5.260%, 2/14/2007 - 4/12/2007	38,706,215
5,000,000	[1,2]	Scaldis Capital LLC, 5.265%, 2/9/2007	4,994,150
9,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.190%, 7/11/2007	8,792,400
		TOTAL	177,343,127
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Insurance--0.3%
$14,000,000	[1,2]	Aspen Funding Corp., 5.275%, 2/13/2007	$13,975,383
		Metals--0.8%
32,000,000		Alcoa, Inc., 5.265% - 5.280%, 2/5/2007 - 3/5/2007	31,938,223
		TOTAL COMMERCIAL PAPER	777,696,297
		CORPORATE BOND--0.5%
		Finance - Retail--0.5%
20,422,000		Countrywide Home Loans, Inc., 5.500%, 2/1/2007	20,422,000
		CORPORATE NOTES--6.3%
		Banking--2.1%
20,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	20,000,000
23,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	23,000,000
22,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	22,500,000
17,000,000		UBS AG, 5.400%, 11/28/2007	17,000,000
		TOTAL	82,500,000
		Brokerage--1.8%
70,000,000		Goldman Sachs Group, Inc., 5.403% - 5.432%, 12/18/2007 - 1/16/2008	70,000,000
		Finance - Securities--2.4%
26,000,000	[1,2]	Beta Finance, Inc., 4.160%, 3/15/2007	26,000,000
14,050,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	14,050,000
54,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250% - 5.355%, 4/19/2007 - 2/4/2008	54,000,000
		TOTAL	94,050,000
		TOTAL CORPORATE NOTES	246,550,000
		LOAN PARTICIPATION--2.2%
		Chemicals--0.7%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.320%, 2/26/2007	25,000,000
		Finance - Retail--0.5%
20,000,000		Countrywide Home Loans, Inc., 5.320%, 2/16/2007	20,000,000
		Miscellaneous--1.0%
40,000,000		Cargill, Inc., 5.310%, 2/21/2007	40,000,000
		TOTAL LOAN PARTICIPATION	85,000,000
		NOTES - VARIABLE--34.3% [5]
		Banking--20.1%
2,800,000		AlaTrade Foods LLC, (Series 4), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	2,800,000
941,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.360%, 2/1/2007	941,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne,5.320% -5.336%, 2/23/2007 - 3/5/2007	108,000,000
1,920,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	1,920,000
62,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	62,000,000
614,000		Baldwin County Sewer Service LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	614,000
7,976,000		Baldwin County Sewer Service LLC, (Series 2005), (Amsouth Bank N.A., Birmingham AL LOC), 5.370%, 2/1/2007	7,976,000
20,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	20,000,000
1,950,000		Battle Creek, MI Downtown Development Authority, (Series 2004), (Insured by AMBAC Financial Group, Inc.), 5.310%, 2/7/2007	1,950,000
5,960,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	5,960,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	925,000
3,685,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 2/1/2007	3,685,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.370%, 2/1/2007	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.370%, 2/1/2007	$4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 2/26/2007	45,000,000
70,000,000		Credit Agricole S.A., 5.330%, 4/23/2007	70,000,000
4,500,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	4,500,000
2,345,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	2,345,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Bank of America N.A. LOC), 5.490%, 2/1/2007	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	3,999,992
10,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.320%, 2/1/2007	10,000,000
13,280,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%, 2/1/2007	13,280,000
5,000,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,000,000
735,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	735,000
1,230,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,230,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.290%, 2/9/2007	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.436%, 3/26/2007	3,000,376
9,416,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 5.420%, 2/1/2007	9,416,000
4,715,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	4,715,000
4,950,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 5.320%, 2/1/2007	4,950,000
14,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.390%, 2/1/2007	14,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 2/1/2007	20,000,000
9,550,000		Lake Mary Bay LP, (Series 2005), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	9,550,000
1,635,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/2/2007	1,635,000
5,300,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	5,300,000
4,345,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	4,345,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	3,000,000
235,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	235,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	136,000,000
10,100,000		Nautical Transport LLC, (Series 2005), (Amsouth Bank N.A., Birmingham, AL LOC), 5.350%, 2/1/2007	10,100,000
4,350,000		Ohmart/Vega Corp., (Series 2003), (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	4,350,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 5.390%, 2/1/2007	3,000,000
2,825,000		Pizitz Properties LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	2,825,000
3,915,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 5.300%, 2/1/2007	3,915,000
3,295,000		Pro-Cell LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	3,295,000
5,975,000		Provena Foods, Inc., (Wells Fargo Bank, N.A. LOC), 5.380%, 2/1/2007	5,975,000
5,450,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 5.320%, 2/1/2007	5,450,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	46,000,135
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 2/1/2007	10,000,000
360,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 5.360%, 2/1/2007	360,000
20,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	20,000,000
900,000		Spiller LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 5.370%, 2/1/2007	900,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,600,000
910,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	910,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	36,000,000
2,980,000		William Morris Realty Huntsville LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.350%, 2/1/2007	2,980,000
		TOTAL	782,577,503
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--5.7%
$20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	$20,000,464
6,000,000		Goldman Sachs Group, Inc., 5.464%, 3/30/2007	6,001,052
30,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.335%, 2/15/2007 - 3/1/2007	30,000,000
165,000,000		Morgan Stanley, 5.342% - 5.410, 2/1/2007 - 2/27/2007	165,000,659
		TOTAL	221,002,175
		Finance - Retail--2.7%
30,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007- 2/12/2007	29,998,610
30,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	29,999,768
45,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	45,000,000
		TOTAL	104,998,378
		Finance - Securities--2.5%
54,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.320%, 2/1/2007 -4/25/2007	53,996,462
42,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.325%, 2/1/2007	41,997,454
		TOTAL	95,993,916
		Insurance--2.4%
10,000,000		Genworth Life Insurance Co., 5.465%, 2/9/2007	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.320%, 2/15/2007	10,000,000
10,000,000		Hartford Life Insurance Co., 5.539%, 3/1/2007	10,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 3/5/007 - 3/28/2007	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.490%, 2/1/2007	20,000,000
30,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	30,000,000
		TOTAL	95,000,000
		Municipal--0.9%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	37,000,000
		Pharmaceuticals and Health Care--0.0%
333,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 2/1/2007	333,008
		TOTAL NOTES - VARIABLE	1,336,904,980
Principal Amount			Value
		REPURCHASE AGREEMENTS--0.6%
$1,708,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	$1,708,000
20,000,000		Interest in $125,000,000 joint repurchase agreement 5.080%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	21,708,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [6]	3,880,552,039
		OTHER ASSETS AND LIABILITIES - NET--0.5%	17,899,386
		TOTAL NET ASSETS--100%	$3,898,451,425

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,297,895,688, which represented 33.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,279,787,448, which represented 32.8% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.1%
Variable Rate Demand Instruments	37.4%
Bank Instruments	12.1%
Repurchase Agreements	8.6%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.8	% [4]
8-30 Days	27.6%
31-90 Days	15.9%
91-180 Days	7.1%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.0%
$108,649,440	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$108,649,440
34,819,702		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	34,819,702
11,219,079	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	11,219,079
23,508,033	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	23,508,033
17,696,730	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	17,696,730
16,841,316	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	16,841,316
		TOTAL	212,734,300
		Finance - Equipment--0.6%
948,423		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	948,423
69,159,807		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	69,159,807
595,277		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	595,277
40,270,447		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	40,270,447
16,607,529		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	16,607,529
13,387,481		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	13,387,481
		TOTAL	140,968,964
		TOTAL ASSET-BACKED SECURITIES	353,703,264
		CERTIFICATES OF DEPOSIT--8.0%
		Banking--8.0%
212,500,000		Barclays Bank PLC, 5.310% - 5.420%, 4/9/2007- 1/25/2008	212,500,000
95,000,000		Calyon, Paris, 5.260% - 5.355%, 4/11/2007 - 4/30/2007	95,000,580
178,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	178,000,000
469,000,000		Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 1/18/2008	469,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,983,338
136,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	136,000,000
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,940,189
420,250,000		Toronto Dominion Bank, 5.295% - 5.600%, 2/12/2007 - 8/3/2007	420,266,085
		TOTAL CERTIFICATES OF DEPOSIT	1,729,140,192
		COLLATERALIZED LOAN AGREEMENTS--9.2%
		Banking--2.3%
65,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	65,000,000
330,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	330,000,000
100,000,000		IXIS Financial Products Inc., 5.310% 2/1/2007	100,000,000
		TOTAL	495,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--6.9%
$353,000,000		Citigroup Global Markets, Inc., 5.413% 2/1/2007	$353,000,000
729,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 2/1/2007	729,000,000
400,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	400,000,000
		TOTAL	1,482,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,977,000,000
		COMMERCIAL PAPER--26.4% [3]
		Banking--5.1%
137,000,000		Bank of America Corp., 5.210% - 5.240%, 3/5/2007 - 4/24/2007	135,519,322
29,460,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.270%, 4/11/2007	29,162,429
1,190,000		Benedictine Living Communities, Inc., 5.270%, 4/11/2007	1,177,980
45,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	44,413,712
146,520,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.304%, 3/8/2007 - 4/4/2007	145,651,226
103,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	101,482,467
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.320%, 2/5/2007	15,235,000
323,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	317,845,239
315,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.215% - 5.255%, 2/12/2007 - 5/8/2007	312,649,060
		TOTAL	1,103,136,435
		Finance - Automotive--4.9%
158,212,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240% - 5.250%, 4/5/2007 - 4/18/2007	156,571,039
23,326,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.270%, 2/6/2007	23,308,927
621,059,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.310%, 2/5/2007 - 7/23/2007	613,090,070
267,690,000		FCAR Auto Loan Trust, A1/P1 Series, 5.260% - 5.310%, 2/12/2007 - 3/23/2007	266,539,840
		TOTAL	1,059,509,876
		Finance - Commercial--1.1%
151,000,000		CIT Group, Inc., 5.200% - 5.250%, 4/24/2007 - 7/16/2007	147,636,210
40,002,000	[1,2]	Edison Asset Securitization LLC, 5.170%, 4/5/2007	39,640,082
50,000,000	[1,2,4]	Versailles CDS LLC, 5.285%, 3/2/2007	49,787,132
		TOTAL	237,063,424
		Finance - Retail--5.4%
125,000,000	[1,2]	Amsterdam Funding Corp., 5.285%, 2/9/2007	124,853,194
100,000,000	[1,2]	Chariot Funding LLC, 5.260%, 2/12/2007	99,839,278
20,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	19,877,267
630,500,000	[1,2]	Paradigm Funding LLC, 5.180% - 5.275%, 2/6/2007 - 7/19/2007	626,358,611
228,980,000	[1,2]	Sheffield Receivables Corp., 5.250% - 5.280%, 2/14/2007 - 4/26/2007	227,269,416
60,000,000	[1,2]	Tulip Funding Corp., 5.260%, 2/8/2007	59,938,633
		TOTAL	1,158,136,399
		Finance - Securities--9.2%
560,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	558,188,175
529,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.285%, 2/5/2007 - 7/20/2007	525,180,968
117,941,000	[1,2]	KLIO Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/12/2007	117,193,315
297,001,000	[1,2]	KLIO II Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/18/2007	294,817,050
65,000,000	[1,2]	Perry Global Funding LLC Series A, 5.245%, 4/12/2007	64,337,090
109,260,000	[1,2]	Scaldis Capital LLC, 5.250% - 5.265%, 2/9/2007 - 4/25/2007	107,997,637
264,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.180% - 5.265%, 2/13/2007 - 7/11/2007	260,045,306
50,000,000	[1,2]	Three Rivers Funding Corp., 5.275%, 2/8/2007	49,948,715
		TOTAL	1,977,708,256
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Insurance--0.7%
$158,000,000	[1,2]	Aspen Funding Corp., 5.250% - 5.275%, 2/13/2007 - 5/2/2007	$156,585,517
		TOTAL COMMERCIAL PAPER	5,692,139,907
		CORPORATE NOTES --4.6%
		Banking--1.6%
80,000,000		Deutsche Bank AG, 5.400%, 12/12/2007	80,000,000
70,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	70,000,000
31,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	31,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	343,000,000
		Brokerage--0.2%
40,000,000		Goldman Sachs Group, Inc., 5.403%, 2/20/2007	40,000,000
		Finance - Securities--2.5%
284,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000% - 5.420%, 3/9/2007 - 9/17/2007	284,000,000
262,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.000% - 5.320%, 3/8/2007 - 10/12/2007	262,495,408
		TOTAL	546,495,408
		Insurance--0.3%
60,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	60,000,000
		TOTAL CORPORATE NOTES	989,495,408
		GOVERNMENT AGENCIES--0.5%
		Government Agency--0.5%
100,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	100,000,000
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 2/20/2007	55,500,000
		NOTES - VARIABLE--37.4% [5]
		Banking--16.1%
4,835,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	4,835,000
1,350,000		Advanced Labelworx, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,350,000
4,620,000		AlaTrade Foods LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,620,000
685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 2/1/2007	3,495,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,075,000
800,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	800,000
7,000,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.400%, 2/1/2007	7,000,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 2/7/2007	12,000,000
3,940,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 2/1/2007	3,940,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	230,000,000
5,545,000		Baldwin County Sewer Service LLC, Series 2002, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	5,545,000
160,000,000		Bank of America N.A., 5.363%, 2/1/2007	160,000,000
63,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	63,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	$73,000,000
125,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	124,992,226
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.420%, 2/7/2007	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.420%, 2/7/2007	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	4,910,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, Series 2006-A, (Wells Fargo Bank, N.A. LOC), 5.320%, 2/1/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I & II Project, Series 2006, (SunTrust Bank LOC), 5.360%, 2/7/2007	5,600,000
10,188,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	10,188,000
2,402,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,402,000
17,311,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	17,311,000
1,277,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
1,073,000		Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,073,000
2,210,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,210,000
1,277,000		Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
2,905,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,905,000
7,112,000		Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	7,112,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	6,350,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 2/1/2007	3,230,000
795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.360%, 2/7/2007	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	10,800,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.520%, 2/2/2007	8,300,000
32,900,000		Cook County, IL, Series 2002 A, 5.340%, 2/7/2007	32,900,000
5,095,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 2/1/2007	5,095,000
63,500,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	63,500,000
8,000,000		Credit Suisse, Zurich, 5.360%, 4/24/2007	8,000,191
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 2/1/2007	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.320%, 2/1/2007	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	2,570,000
7,410,000		Eastridge Christian Assembly, Series 2004, (U.S. Bank, N.A. LOC), 5.340%, 2/1/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	3,200,000
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.410%, 2/1/2007	1,000,000
13,080,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	13,080,000
1,350,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	1,350,000
36,800,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000 A, (U.S. Bank, N.A. LOC), 5.410%, 2/1/2007	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.360%, 2/1/2007	13,850,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$5,615,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	$5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	399,000,975
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	369,701,553
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	10,150,000
8,000,000		Iowa Finance Authority, (GTD by Marshall & Ilsley Bank, Milwaukee), 5.350%, 2/1/2007	8,000,000
85,000,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 2/7/2007	3,575,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 2/1/2007	15,000,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	2,945,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	1,800,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/2/2007	4,655,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	11,250,000
4,595,000		M & C Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,595,000
450,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.520%, 2/1/2007	450,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.420%, 2/6/2007	11,775,000
17,440,000		Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 2/7/2007	17,440,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 2/12/2007 - 2/15/2007	74,999,145
1,783,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,783,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	8,710,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 2/7/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol, LLC Series 2006, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	110,000,000
15,000,000		National City Bank, Ohio, 5.400%, 2/1/2007	15,009,304
5,775,000		North American Gulf Terminals, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.310%, 2/1/2007	5,775,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 2/1/2007	11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	81,800,000
9,790,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	9,790,000
4,800,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.360%, 2/1/2007	4,800,000
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 2/1/2007	4,940,000
4,310,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.400%, 2/1/2007	4,310,000
31,050,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 2/1/2007	31,050,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 2/7/2007	6,650,000
5,500,000		Pinellas County, FL IDA, Eurobake Project, Series 2005, (SunTrust Bank LOC), 5.360%, 2/7/2007	5,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.350%, 2/1/2007	$14,500,000
792,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	792,000
5,400,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,400,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.360%, 2/7/2007	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	108,000,000
32,180,000		Rush Medical Foundation, Series 2006, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	32,180,000
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 2/1/2007	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 2/7/2007	3,590,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	50,000,000
11,205,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.370%, 2/1/2007	11,205,000
52,685,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	52,685,000
2,880,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.330%, 2/1/2007	2,880,000
1,100,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.620%, 2/1/2007	1,100,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.520%, 2/1/2007	1,755,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	6,050,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.363%, 3/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-2 Tranche #1, (GTD by Wachovia Corp.), 5.365%, 3/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (GTD by Wachovia Corp.), 5.360%, 3/15/2007	25,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	1,100,000
2,376,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	2,376,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.350%, 2/1/2007	1,245,000
13,385,000		Wachovia Corp., 5.410%, 2/22/2007	13,392,323
195,250,000		Wells Fargo & Co., 5.385%, 2/2/2007	195,250,040
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 2/1/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	25,000,000
9,610,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.420%, 2/1/2007	9,610,000
4,540,000		William Morris Realty Montgomery LLC, (Regions Bank, Alabama LOC), 5.380%, 2/1/2007	4,540,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.360%, 2/1/2007	34,345,000
		TOTAL	3,473,566,757
		Brokerage--8.3%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	50,001,161
374,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 2/26/2007	374,000,000
240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	240,000,155
1,121,800,000		Morgan Stanley, 5.363% - 5.410%, 2/1/2007 - 2/27/2007	1,121,801,444
		TOTAL	1,785,802,760
		Electrical Equipment--0.3%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.290%, 2/1/2007	2,345,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.310%, 2/5/2007	58,656,672
		TOTAL	61,001,672
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [5]
		Finance - Commercial--2.0%
$436,100,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	$436,100,000
		Finance - Retail--3.8%
332,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007 - 2/20/2007	331,975,156
167,500,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	167,498,704
325,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	325,000,000
		TOTAL	824,473,860
		Finance - Securities--1.8%
123,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.345%, 2/1/2007 - 3/20/2007	122,996,747
275,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.413%, 2/1/2007	274,998,732
		TOTAL	397,995,479
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.310%, 2/1/2007	7,945,000
46,185,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	46,185,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.330%, 2/1/2007	5,350,000
		TOTAL	59,480,000
		Insurance--3.4%
20,000,000		Albuquerque, NM, Series 2000 A, (INS by MBIA Insurance Corp.), 5.300%, 2/7/2007	20,000,000
54,000,000		Genworth Life Insurance Co., 5.459%, 3/1/2007	54,000,000
50,000,000		Hartford Life Insurance Co., 5.539% - 5.541%, 2/1/2007 - 3/1/2007	50,000,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 2/21/2007	43,997,198
66,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 2/16/2007 - 3/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.480% - 5.491%, 2/1/2007 - 4/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.440% - 5.510%, 2/1/2007 - 2/28/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	110,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	30,005,211
125,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 4/2/2007	125,000,000
		TOTAL	724,002,409
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	205,500,000
		Pharmaceuticals & Health Care--0.4%
89,485,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 2/1/2007	89,485,424
		TOTAL NOTES -- VARIABLE	8,057,408,361
		TIME DEPOSITS--4.1%
		Banking--4.1%
190,000,000		Chase Bank USA, N.A., 5.313%, 2/1/2007	190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 2/1/2007	140,000,000
350,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 2/1/2007	350,000,000
200,000,000		Societe Generale, Paris, 5.293%, 2/1/2007	200,000,000
		TOTAL TIME DEPOSITS	880,000,000
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	$65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--8.6%
$150,000,000		Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	150,000,000
902,605,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	902,605,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	150,000,000
40,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	40,000,000
60,000,000		Interest in $100,000,000 joint repurchase agreement 5.18%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	60,000,000
550,000,000		Interest in $700,000,000 joint repurchase agreement 5.25%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	550,000,000
		TOTAL REPURCHASE AGREEMENTS	1,852,605,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [6]	21,822,051,423
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(260,444,575)
		TOTAL NET ASSETS--100%	$21,561,606,848

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $7,966,465,576, which represented 36.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $7,857,816,136, which represented 36.4% of total net assets.

3 Discount rate at time of purchase.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	46.1%
Variable Rate Demand Instruments	41.0%
Bank Instruments	9.9%
Repurchase Agreements	2.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.0	% [4]
8-30 Days	23.5%
31-90 Days	21.0%
91-180 Days	4.3%
181 Days or more	6.7%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 31.2% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--1.2%
$51,608,484	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$51,608,484
17,409,851		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	17,409,851
11,754,016	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	11,754,017
22,159,963		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	22,159,963
11,227,544	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	11,227,544
		TOTAL	114,159,859
		Finance - Equipment--0.3%
611,886		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	611,886
29,537,001		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	29,537,001
432,929		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	432,928
		TOTAL	30,581,815
		Finance - Retail--0.9%
81,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	81,000,000
		TOTAL ASSET-BACKED SECURITIES	225,741,674
		BANK NOTES--0.3%
		Banking--0.3%
25,000,000		Bank of America N.A., 5.305%, 5/9/2007	25,000,000
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
103,000,000		Barclays Bank PLC, 5.300% - 5.420%, 5/24/2007 - 1/16/2008	103,000,000
90,000,000		Calyon, Paris, 5.260% - 5.310%, 4/11/2007 - 4/19/2007	90,000,000
25,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	25,000,000
145,000,000		Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 1/14/2008	145,000,000
153,000,000		DePfa Bank PLC, 5.320% - 5.410%, 2/12/2007 - 7/12/2007	153,000,000
40,000,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	40,000,000
41,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	41,000,000
80,500,000		Societe Generale, Paris, 5.190% - 5.410%, 2/20/2007 - 10/9/2007	80,461,487
101,500,000		Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007	101,515,513
45,000,000		Wilmington Trust Co., 5.310%, 3/12/2007	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	823,977,000
		COLLATERALIZED LOAN AGREEMENTS--22.4%
		Banking--15.7%
170,000,000		BNP Paribas Securities Corp., 5.422%, 2/1/2007	170,000,000
304,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 2/1/2007	304,000,000
60,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	60,000,000
200,000,000		Fortis Securities LLC, 5.362%, 2/1/2007	200,000,000
317,000,000		Greenwich Capital Markets, Inc., 5.437%, 2/1/2007	317,000,000
190,000,000		J.P. Morgan Securities, Inc., 5.412%, 2/1/2007	190,000,000
150,000,000		RBC Capital Markets Corp., 5.382% - 5.392%, 2/1/2007	150,000,000
117,000,000		WAMU Capital Corp., 5.382% - 5.512%, 2/1/2007	117,000,000
		TOTAL	1,508,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--6.7%
$125,000,000		Bear Stearns & Co., Inc., 5.432%, 2/1/2007	$125,000,000
25,000,000		Goldman Sachs & Co., 5.382%, 2/1/2007	25,000,000
100,000,000		Lehman Brothers, Inc., 5.412%, 2/1/2007	100,000,000
149,000,000		Merrill Lynch & Co., Inc., 5.442%, 2/1/2007	149,000,000
240,000,000		Morgan Stanley & Co., Inc., 5.412%, 2/1/2007	240,000,000
		TOTAL	639,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,147,000,000
		COMMERCIAL PAPER--16.4% [3]
		Aerospace/Auto--1.4%
100,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.330%, 2/6/2007 - 5/1/2007	99,037,758
36,325,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.320% - 5.330%, 2/13/2007 - 3/1/2007	36,202,156
		TOTAL	135,239,914
		Banking--3.7%
29,000,000		Bank of America Corp., 5.210%, 4/24/2007	28,655,851
20,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 4.984%, 4/10/2007	19,811,716
15,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240%, 2/8/2007	14,984,717
80,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	78,821,333
153,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	150,324,043
63,900,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.255%, 2/12/2007	63,797,396
		TOTAL	356,395,056
		Consumer Products--1.1%
102,800,000	[1,2]	Fortune Brands, Inc., 5.310% - 5.320%, 2/23/2007 - 4/25/2007	102,005,175
		Finance - Automotive--3.5%
108,400,000		DaimlerChrysler North America Holding Corp., 5.350% - 5.380%, 2/12/2007 - 4/25/2007	107,388,583
97,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.280% - 5.290%, 2/5/2007 - 2/6/2007	96,939,347
134,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.180% - 5.290%, 2/6/2007 - 4/5/2007	133,209,941
		TOTAL	337,537,871
		Finance - Equipment--0.1%
14,000,000		John Deere Credit Ltd., (GTD by John Deere Capital Corp.), 5.320%, 2/16/2007	13,968,967
		Finance - Retail--1.0%
15,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	14,850,788
28,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	27,828,173
50,000,000	[1,2]	Paradigm Funding LLC, 5.210%, 7/19/2007	48,784,333
		TOTAL	91,463,294
		Finance - Securities--3.2%
50,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 3/1/2007	49,794,278
93,500,000	[1,2]	Grampian Funding LLC, 5.275%, 2/5/2007	93,445,199
25,000,000	[1,2]	KLIO II Funding Ltd., 5.260%, 4/17/2007	24,726,042
85,000,000	[1,2]	Perry Global Funding LLC, (Series A), 5.245% - 5.260%, 2/14/2007 - 4/12/2007	84,631,068
59,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.205% - 5.265%, 2/13/2007 - 5/21/2007	58,546,340
		TOTAL	311,142,927
		Food & Beverage--0.3%
25,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330%, 2/23/2007	24,918,569
		Metals--0.6%
56,000,000		Alcoa, Inc., 5.270% - 5.280%, 2/5/2007 - 3/5/2007	55,802,369
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Oil & Oil Finance--0.1%
$13,000,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips Co.), 5.320%, 3/19/2007 - 3/27/2007	$12,900,989
		Publishing And Printing--1.1%
107,700,000	[1,2]	Gannett Co., Inc., 5.290% - 5.320%, 2/13/2007 - 3/2/2007	107,394,360
		Retail--0.3%
25,000,000	[1,2]	Safeway Inc., 5.360%, 2/1/2007	25,000,000
		TOTAL COMMERCIAL PAPER	1,573,769,491
		CORPORATE NOTES--4.6%
		Banking--2.2%
69,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	69,000,000
40,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	40,000,000
45,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	45,000,000
59,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	59,000,000
		TOTAL	213,000,000
		Finance - Securities--2.2%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007	80,000,000
127,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.000% - 5.375%, 3/8/2007 - 2/4/2008	127,000,000
		TOTAL	207,000,000
		Insurance--0.2%
20,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	20,000,000
		TOTAL CORPORATE NOTES	440,000,000
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 5/21/2007	28,000,000
		Miscellaneous--0.0%
5,000,000		Cargill, Inc., 5.310%, 2/21/2007	5,000,000
		TOTAL LOAN PARTICIPATION	33,000,000
		NOTES - VARIABLE--41.0% [5]
		Banking--24.1%
1,467,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 2/1/2007	1,467,000
1,925,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,925,000
75,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 2/1/2007	75,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.336%, 3/5/2007	200,000,000
1,500,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,500,000
4,360,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 2/7/2007	4,360,000
50,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	49,996,890
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas LOC), 5.420%, 2/1/2007	4,000,000
3,355,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.320%, 2/1/2007	3,355,000
6,930,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	6,930,000
735,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	735,000
42,000,000	[1,2]	BNP Paribas SA, 5.345%, 2/20/2007	42,000,000
5,315,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.320%, 2/1/2007	5,315,000
1,510,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,510,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	8,260,000
1,325,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.510%, 2/1/2007	1,325,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$710,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	$710,000
2,378,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	2,378,000
3,041,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	3,041,000
11,890,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 2/1/2007	11,890,000
4,785,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 2/7/2007	4,785,000
3,505,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	3,505,000
4,035,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%, 2/1/2007	4,035,000
4,200,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.490%, 2/1/2007	4,200,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.360%, 2/1/2007	4,665,000
3,225,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 5.380%, 2/1/2007	3,225,000
6,250,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	6,250,000
880,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%, 2/1/2007	880,000
6,550,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.420%, 2/1/2007	6,550,000
6,970,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.510%, 2/1/2007	6,970,000
165,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	165,000,000
4,845,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	4,845,000
2,685,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,685,000
3,000,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	3,000,000
3,005,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,005,000
2,418,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,418,000
8,115,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	8,115,000
2,541,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,541,000
5,990,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.440%, 2/1/2007	5,990,000
2,890,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	2,890,000
1,568,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,568,000
5,625,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	5,625,000
1,080,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	1,080,000
6,510,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	6,510,000
1,611,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,611,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	920,000
3,020,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	3,020,000
825,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	825,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	11,950,000
4,180,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	4,180,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	150,000,000
17,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	17,700,000
2,130,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	2,130,000
7,829,000		HP Huntsville LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.420%, 2/1/2007	7,829,000
665,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	665,000
3,595,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	3,595,000
5,750,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.440%, 2/1/2007	5,750,000
40,500,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	40,500,000
6,716,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 2/2/2007	6,716,290
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$1,435,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	$1,435,000
3,540,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	3,540,000
8,400,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	8,400,000
1,995,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	1,995,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	16,000,000
19,835,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	19,835,000
3,140,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	3,140,000
10,550,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	10,550,000
10,150,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	10,150,000
3,940,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	3,940,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	135,000,000
9,490,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	9,490,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	85,000,000
4,700,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	4,700,000
3,214,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	3,214,000
900,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	900,000
17,085,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 5.410%, 2/1/2007	17,085,000
2,428,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	2,428,500
3,200,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.410%, 2/1/2007	3,200,000
4,950,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	4,950,000
7,495,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 2/1/2007	7,495,000
1,175,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,175,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 2/1/2007	8,750,000
2,980,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	2,980,000
1,920,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	1,920,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 2/12/2007	55,000,000
17,245,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	17,245,000
13,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.460%, 2/1/2007	13,000,000
7,535,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	7,535,000
30,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	30,000,000
4,435,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.460%, 2/1/2007	4,435,000
6,720,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.470%, 2/1/2007	6,720,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.320%, 2/1/2007	3,200,000
5,395,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	5,395,000
9,705,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 2/2/2007	9,705,000
8,920,000		Test Associates, Series 2002, (Fulton Bank LOC), 5.470%, 2/1/2007	8,920,000
990,000		TLC Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	990,000
2,935,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	2,935,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-2 Tranche #1), (GTD by Wachovia Corp.), 5.365%, 3/21/2007	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 5.380%, 2/7/2007	12,360,000
2,015,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	2,015,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$10,695,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 2/1/2007	$10,695,000
87,000,000		Wells Fargo & Co., 5.386%, 2/2/2007	87,000,000
6,570,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/2/2007	6,570,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	100,000,000
13,805,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	13,805,000
6,790,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/7/2007	6,790,000
4,405,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.400%, 2/1/2007	4,405,000
8,060,000		Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 2/1/2007	8,060,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.380%, 2/1/2007	8,375,000
15,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.390%, 2/1/2007	15,300,000
		TOTAL	2,308,728,680
		Brokerage--6.0%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	28,000,650
181,500,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 3/1/2007	181,500,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	85,500,000
279,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	279,000,000
		TOTAL	574,000,650
		Finance - Commercial--1.0%
97,500,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	97,500,000
		Finance - Retail--3.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 2/15/2007	43,000,000
45,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/12/2007	44,994,957
85,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	84,999,343
149,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	149,000,000
		TOTAL	321,994,300
		Finance - Securities--2.6%
193,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.320% - 5.325%, 2/1/2007 - 4/25/2007	193,484,503
57,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320%, 2/1/2007	56,994,551
		TOTAL	250,479,054
		Government Agency--0.1%
4,255,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (Federal Home Loan Bank of Atlanta LOC), 5.330%, 2/1/2007	4,255,000
		Insurance--2.8%
45,000,000		Genworth Life Insurance Co., 5.465%, 2/9/2007	45,000,000
15,000,000		Hartford Life Insurance Co., 5.541%, 2/1/2007	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 3/5/2007 - 3/28/2007	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.480%, 4/2/2007	25,000,000
60,000,000		New York Life Insurance Co., 5.449% - 5.480%, 2/28/2007 - 3/1/2007	60,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 5.370%, 2/5/2007	35,000,256
20,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	20,003,474
		TOTAL	265,003,730
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Municipal--1.0%
$98,000,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	$98,000,000
		TOTAL NOTES-VARIABLES	3,919,961,414
		TIME DEPOSIT--1.0%
		Banking--1.0%
95,000,000		WestLB AG, 5.312%, 2/1/2007	95,000,000
		REPURCHASE AGREEMENTS--2.5%
225,658,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	225,658,000
10,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	235,658,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [6]	9,519,107,579
		OTHER ASSETS AND LIABILITIES - NET--0.5%	47,245,589
		TOTAL NET ASSETS--100%	$9,566,353,168

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $3,501,759,626, which represented 36.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $3,131,151,142, which represented 32.7% of total net assets.

3 Discount rate at time of purchase, or the coupon for interest-bearing issues.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	87.7%
Municipal Notes	12.5%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.8%
8-30 Days	0.5%
31-90 Days	1.6%
91-180 Days	4.4%
181 Days or more	6.4%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.7% [1,2]
		Alabama--3.9%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	$9,860,000
7,000,000	[3,4]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	7,000,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/ (J.P. Morgan Chase & Co. LIQ), 3.660%, 2/1/2007	500,000
21,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.510%, 2/7/2007	21,500,000
5,375,000		Birmingham, AL, Medical Clinic Board, (Series 2004), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC), 3.660%, 2/1/2007	5,375,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 3.700%, 2/1/2007	12,985,000
1,929,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.660%, 2/1/2007	1,929,000
5,512,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.680%, 2/2/2007	5,512,000
4,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.630%, 2/1/2007	4,600,000
25,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.640%, 2/1/2007	25,000,000
52,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.640%, 2/1/2007	52,600,000
9,175,000	[3,4]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	9,175,000
7,000,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.630%, 2/1/2007	7,000,000
39,465,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.630%, 2/1/2007	39,465,000
43,700,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.640%, 2/1/2007	43,700,000
25,200,000		Jefferson County, AL Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.640%, 2/1/2007	25,200,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 3.730%, 2/2/2007	360,000
6,295,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC), 3.630%, 2/1/2007	6,295,000
11,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.620%, 2/1/2007	11,000,000
2,600,000		Mobile, AL, Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 3.520%, 2/7/2007	2,600,000
2,500,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.530%, 2/7/2007	2,500,000
8,300,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.610%, 2/1/2007	8,300,000
17,080,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ), 3.720%, 2/1/2007	17,080,000
5,100,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.650%, 2/1/2007	5,100,000
30,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 3.680%, 2/1/2007	30,000,000
5,000,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1412), Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	5,000,000
9,915,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1413), Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	9,915,000
		TOTAL	369,551,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--2.2%
$4,630,000	[3,4]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	$4,630,000
25,800,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	25,800,000
13,800,000		North Slope Borough, AK, (Series B), Bonds (MBIA Insurance Corp. INS), 6/30/2007	13,597,807
6,000,000	[3,4]	Northern Tobacco Securitization Corp, AK, (MT-279), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	6,000,000
37,505,000		Valdez, AK, Marine Terminal, (Series 1993 A), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	37,505,000
13,715,000		Valdez, AK, Marine Terminal, (Series 2001), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.720%, 2/1/2007	13,715,000
13,835,000		Valdez, AK, Marine Terminal, (Series 2003A), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.720%, 2/1/2007	13,835,000
86,500,000		Valdez, AK, Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.720%, 2/1/2007	86,500,000
7,525,000		Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.720%, 2/1/2007	7,525,000
		TOTAL	209,107,807
		Arizona--1.2%
2,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.540%, 2/7/2007	2,900,000
1,400,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.780%, 2/1/2007	1,400,000
4,615,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	4,615,000
6,000,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.660%, 2/1/2007	6,000,000
5,780,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.610%, 2/1/2007	5,780,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Health Care West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 2/2/2007	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON Trust (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.650%, 2/1/2007	4,675,000
10,430,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 2/7/2007	10,430,000
1,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.530%, 2/7/2007	1,750,000
2,985,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	2,985,000
2,000,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.540%, 2/7/2007	2,000,000
5,445,000		Pima County, AZ, IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	5,445,000
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	13,000,000
5,440,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, GS Trust (Series 2006-81TP), Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.650%, 2/1/2007	5,440,000
5,530,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, ROCs (Series 9019), Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	5,530,000
2,500,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.580%, 2/6/2007	2,500,000
3,720,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.630%, 2/1/2007	3,720,000
		TOTAL	113,170,000
		Arkansas--0.2%
21,555,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.640%, 2/1/2007	21,555,000
		California--0.2%
20,900,000		California State Department of Water Resources Power Supply Program, (Series 2005F-4), Daily VRDNs (Bank of America N.A. LOC), 3.610%, 2/1/2007	20,900,000
		Colorado--1.8%
9,470,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 3.700%, 2/1/2007	9,470,000
2,805,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 2/1/2007	2,805,000
350,000		Denver (City & County), CO, 4.25% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2007	350,000
100,000,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	100,000,000
7,205,000	[3,4]	Denver, CO, City & County Airport Authority, (PT-1324) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	7,205,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--continued
$9,000,000	[3,4]	Denver, CO, Convention Center Hotel Authority, RBC Floater Certificates (Series-I-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 2/1/2007	$9,000,000
5,000,000	[3,4]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 2/1/2007	5,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 3.630%, 2/1/2007	2,800,000
7,495,000	[3,4]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 2/1/2007	7,495,000
16,385,000		Traer Creek Metropolitan Distirct, CO, (Series 2002), Weekly VRDNs (BNP Paribas SA LOC), 3.630%, 2/7/2007	16,385,000
14,000,000		Traer Creek Metropolitan Distirct, CO, (Series 2004), Weekly VRDNs (BNP Paribas SA LOC), 3.510%, 2/7/2007	14,000,000
		TOTAL	174,510,000
		Connecticut--0.2%
8,450,000		Connecticut State HEFA, (Series F), Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007	8,450,000
7,000,000	[3,4]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America N.A. LIQ), 3.640%, 2/1/2007	7,000,000
		TOTAL	15,450,000
		Delaware--0.2%
8,250,000		Delaware EDA, (Series 1985A), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.490%, 2/7/2007	8,250,000
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C), Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.660%, 2/1/2007	13,250,000
		TOTAL	21,500,000
		District of Columbia--0.9%
3,560,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.730%, 2/1/2007	3,560,000
5,280,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	5,280,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/ (SunTrust Bank LOC), 3.620%, 2/7/2007	4,500,000
5,000,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 3.500%, 2/7/2007	5,000,000
23,845,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 3.500%, 2/7/2007	23,845,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007	1,700,000
6,680,000	[3,4]	District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	6,680,000
18,950,000	[3,4]	District of Columbia, Ballpark Revenue PUTTERs (Series 1468), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	18,950,000
8,400,000	[3,4]	District of Columbia, Ballpark Revenue RBC Floater Certificates (Series I-5), Weekly VRDNs (FGIC INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 2/1/2007	8,400,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.710%, 2/1/2007	3,575,000
		TOTAL	81,490,000
		Florida--4.0%
4,470,000		Alachua County, FL, Health Facilities Authority, (Series 2003A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 3.720%, 2/1/2007	4,470,000
5,000,000		Brevard County, FL, Health Facilities Authority, (Series 2003), Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 3.720%, 2/1/2007	5,000,000
5,600,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 3.510%, 2/7/2007	5,600,000
5,265,000		Davie, FL, (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	5,265,000
5,235,000	[3,4]	Escambia County, FL, Utilities Authority, (PT-2003) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	5,235,000
6,530,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC), 3.630%, 2/1/2007	6,530,000
20,000,000		Florida HFA, (1985 Series SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.640%, 2/7/2007	20,000,000
8,200,000		Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC), 3.640%, 2/1/2007	8,200,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.640%, 2/1/2007	7,000,000
9,200,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.510%, 2/7/2007	9,200,000
3,665,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2003) Daily VRDNs (St. Thomas University)/(SunTrust Bank LOC), 3.720%, 2/1/2007	3,665,000
10,982,000		Florida Local Government Finance Commission, (Series A), 3.59% CP (Wachovia Bank N.A. LOC), Mandatory Tender 2/23/2007	10,982,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$16,955,000	[3,4]	Florida State Board of Education Lottery, ROCs (Series 542), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007	$16,955,000
7,000,000	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	7,000,000
35,395,000	[3,4]	Florida State, MERLOTS (Series 2005-A22), 3.65% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 5/16/2007	35,395,000
295,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.630%, 2/1/2007	295,000
3,000,000		Highlands County, FL, Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.610%, 2/1/2007	3,000,000
6,050,000		Highlands County, FL, Health Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.630%, 2/1/2007	6,050,000
14,515,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.630%, 2/1/2007	14,515,000
2,000,000		Highlands County, FL, Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/ (Bank of Nova Scotia, Toronto LIQ), 3.610%, 2/1/2007	2,000,000
4,725,000	[3,4]	Highlands County, FL, Health Facilities Authority, ROCs (Series 577CE), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/ (Citibank N.A., New York LIQ)/(Citibank N.A. New York LOC), 3.650%, 2/1/2007	4,725,000
4,000,000		Hillsborough County, FL, IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 3.510%, 2/7/2007	4,000,000
14,250,000		JEA, FL, Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of America N.A. LIQ), 3.730%, 2/1/2007	14,250,000
4,785,000		Jacksonville, FL, EDC, (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	4,785,000
5,960,000		Jacksonville, FL, EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.600%, 2/1/2007	5,960,000
5,000,000		Jacksonville, FL, EDC, (Series 2006), Weekly VRDNs (Florida Proton Therapy Institute)/ (Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.680%, 2/1/2007	5,000,000
4,630,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.630%, 2/1/2007	4,630,000
5,300,000		Manatee County, FL, PCRBs (Series 1994), Daily VRDNs (Florida Power & Light Co.), 3.730%, 2/1/2007	5,300,000
2,145,000		Martin County, FL, IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 3.510%, 2/7/2007	2,145,000
41,900,000		Martin County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.760%, 2/1/2007	41,900,000
7,410,000		Miami, FL, Health Facilities Authority, (Series 2005), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 3.510%, 2/7/2007	7,410,000
9,715,000	[3,4]	Miami-Dade County, FL Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	9,715,000
5,000,000		Orange County, FL IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 3.620%, 2/7/2007	5,000,000
6,100,000		Orange County, FL IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007	6,100,000
8,960,000		Orange County, FL, Health Facilities Authority, (Series 2006A), Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.680%, 2/1/2007	8,960,000
7,750,000		Orange County, FL, Health Facilities Authority, (Series 2006B), Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.680%, 2/1/2007	7,750,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.620%, 2/1/2007	5,500,000
4,405,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	4,405,000
8,900,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC), 3.630%, 2/1/2007	8,900,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 3.660%, 2/1/2007	6,410,000
2,290,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.720%, 2/2/2007	2,290,000
6,250,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.610%, 2/1/2007	6,250,000
3,500,000		Pinellas County, FL, Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC), 3.670%, 2/1/2007	3,500,000
8,575,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 3.740%, 2/1/2007	8,575,000
3,800,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/2/2007	3,800,000
2,495,000	[3,4]	Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	2,495,000
10,915,000		Volusia County, FL, Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Health Care Corp.)/(SunTrust Bank LOC), 3.630%, 2/1/2007	10,915,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC), 3.630%, 2/1/2007	5,900,000
		TOTAL	382,927,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--1.1%
$17,600,000		Albany-Dougherty County, GA Hospital Authority, (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.690%, 2/1/2007	$17,600,000
8,300,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 3.450%, 2/7/2007	8,300,000
10,660,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.640%, 2/1/2007	10,660,000
6,900,000		Floyd County, GA, Development Authority, (Series 2002), Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.650%, 2/1/2007	6,900,000
2,500,000		Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 3.510%, 2/7/2007	2,500,000
9,100,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.530%, 2/7/2007	9,100,000
1,000,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.530%, 2/7/2007	1,000,000
915,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.530%, 2/7/2007	915,000
17,250,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.660%, 2/1/2007	17,250,000
4,000,000		Gwinnett County, GA, Development Authority, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.500%, 2/7/2007	4,000,000
21,125,000		Municipal Electric Authority of Georgia, (Series 1985 B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.430%, 2/7/2007	21,125,000
2,955,000	[3,4]	Rockdale County, GA, Water & Sewer, PUTTERs (Series 1342), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	2,955,000
		TOTAL	102,305,000
		Hawaii--1.0%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 2/1/2007	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase & Co. LOC), 3.670%, 2/1/2007	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase & Co. LOC), 3.670%, 2/1/2007	58,325,000
9,980,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	9,980,000
4,455,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	4,455,000
		TOTAL	95,715,000
		Illinois--7.1%
14,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	14,705,000
14,285,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.640%, 2/1/2007	14,285,000
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 3.650%, 2/1/2007	12,410,000
4,120,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.630%, 2/1/2007	4,120,000
5,685,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.630%, 2/1/2007	5,685,000
6,105,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.630%, 2/1/2007	6,105,000
6,170,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	6,170,000
24,000,000		Chicago, IL, Board of Education, (Series 2004D), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.640%, 2/1/2007	24,000,000
6,195,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	6,195,000
15,625,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	15,625,000
9,990,000	[3,4]	Chicago, IL, Housing Authority Capital Program, Roaring Forks (Series 2006-17), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.680%, 2/1/2007	9,990,000
22,500,000	[3,4]	Chicago, IL O'Hare International Airport, Class A Certificates (Series 7016), Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.650%, 2/1/2007	22,500,000
20,540,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	20,540,000
5,275,000	[3,4]	Chicago, I,L Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	5,275,000
6,820,000	[3,4]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	6,820,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 2/1/2007	9,500,000
7,810,000	[3,4]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	7,810,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$20,000,000	[3,4]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	$20,000,000
4,640,000	[3,4]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	4,640,000
6,680,000	[3,4]	Chicago, IL, MERLOTS (Series 2001 A33), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	6,680,000
8,110,000	[3,4]	Chicago, IL, PUTTERs (Series 1276), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	8,110,000
20,220,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007.	20,220,000
24,995,000	[3,4]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.710%, 2/1/2007	24,995,000
4,000,000		Cook County, IL, (Series 2005), Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC), 3.520%, 2/7/2007	4,000,000
1,685,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.660%, 2/1/2007	1,685,000
2,780,000	[3,4]	DuPage & Cook Counties, IL Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	2,780,000
11,545,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 3.760%, 2/1/2007	11,545,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.630%, 2/1/2007	3,900,000
2,715,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.660%, 2/2/2007	2,715,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.660%, 2/2/2007	6,875,000
6,280,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	6,280,000
2,400,000		Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 2/1/2007	2,400,000
8,000,000		Illinois Development Finance Authority IDB, (Series 1994), Weekly VRDNs (St. Ignatius College Prep.)/(Northern Trust Co., Chicago, IL LOC), 3.520%, 2/7/2007	8,000,000
1,620,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.900%, 2/1/2007	1,620,000
21,700,000		Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	21,700,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.520%, 2/7/2007	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC), 3.520%, 2/7/2007	1,000,000
28,020,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.500%, 2/7/2007	28,020,000
12,750,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	12,750,000
60,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 3.500%, 2/7/2007	60,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	4,500,000
9,025,000	[3,4]	Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	9,025,000
10,400,000	[3,4]	Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	10,400,000
27,560,000	[3,4]	Illinois State Toll Highway Authority, (PT-3479), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	27,560,000
11,140,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	11,140,000
21,960,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	21,960,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 3.640%, 2/1/2007	11,915,000
6,425,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2006-28Z), Weekly VRDNs (McCormick Place)/(MBIA Insurance Corp. INS)/ (Goldman Sachs Group, Inc. LIQ), 3.670%, 2/1/2007	6,425,000
8,245,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	8,245,000
9,400,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 1508), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	9,400,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	2,660,000
8,470,000		Orland Hills, IL, (Series 1985 A), Weekly VRDNs (West Haven Properties Partnership)/ (LaSalle Bank, N.A. LOC), 3.520%, 2/7/2007	8,470,000
9,780,000	[3,4]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	9,780,000
11,675,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	11,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$10,750,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	$10,750,000
9,875,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	9,875,000
3,750,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	3,750,000
30,065,000	[3,4]	Springfield, IL, Electric Revenue PUTTERs (Series 1484), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	30,065,000
6,240,000	[3,4]	University of Illinois, MERLOTS (Series 2001-A88), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	6,240,000
7,976,000		Western Springs, IL, (Series 2006), Weekly VRDNs (Timber Trails, Inc.)/(LaSalle Bank, N.A. LOC), 3.520%, 2/7/2007	7,976,000
		TOTAL	675,961,000
		Indiana--2.8%
18,615,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	18,615,000
4,035,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 3.760%, 2/1/2007	4,035,000
8,440,000	[3,4]	Brownsburg, IN, School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,440,000
10,000,000		Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007	10,027,938
9,785,000		Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.660%, 2/1/2007	9,785,000
7,400,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 2/1/2007	7,400,000
12,105,000	[3,4]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), Weekly VRDNs (Indiana State Revolving Fund Program)/(Bank of New York LIQ), 3.720%, 2/7/2007	12,105,000
8,240,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.530%, 2/7/2007	8,240,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1405), Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	7,125,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1408), Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007	7,125,000
15,950,000	[3,4]	Indiana Health & Educational Facility Financing Authority, ROCs (Series 688), Weekly VRDNs (Ascension Health Credit Group)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007	15,950,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	6,000,000
470,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC), 4.000%, 2/1/2007	470,000
7,515,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 2/1/2007	7,515,000
12,365,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 2/1/2007	12,365,000
7,900,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 3.630%, 2/1/2007	7,900,000
5,215,000	[3,4]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	5,215,000
10,125,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-1), Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.640%, 2/1/2007	10,125,000
32,300,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2007A), 4.00% TRANs (Indianapolis, IN), 7/5/2007	32,360,071
36,470,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/1/2007	36,470,000
7,000,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 3.710%, 2/1/2007	7,000,000
2,355,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 3.690%, 2/1/2007	2,355,000
7,910,000		Lawrence, IN EDR Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.660%, 2/1/2007	7,910,000
1,680,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 2/1/2007	1,680,000
1,855,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 3.560%, 2/7/2007	1,855,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 3.690%, 2/1/2007	4,000,000
6,580,000	[3,4]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	6,580,000
7,100,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.680%, 2/1/2007	7,100,000
		TOTAL	265,748,009
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.5%
$50,000,000		Iowa State, (Series 2006), 4.25% TRANs, 6/29/2007	$50,143,419
		Kansas--0.1%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 3.670%, 2/1/2007	10,195,000
		Kentucky--0.7%
9,500,000		Boyle County, KY, (Series 2006), Weekly VRDNs (Ephraim McDowell Health Project)/(Fifth Third Bank, Cincinnati LOC), 3.640%, 2/1/2007	9,500,000
2,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 2/2/2007	2,000,000
8,200,000		Jefferson County, KY, MFH, (Series 2002: Camden Meadows Apartments), Weekly VRDNs (Camden Operating, LP)/(FNMA LOC), 3.630%, 2/1/2007	8,200,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 3.630%, 2/1/2007	7,500,000
10,165,000		Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Health Care System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.520%, 2/7/2007	10,165,000
16,355,000		Kentucky EDFA, (Series 1999C), Daily VRDNs (Baptist Health Care System)/(MBIA Insurance Corp. INS)/(National City Bank LIQ), 3.720%, 2/1/2007	16,355,000
10,460,000	[3,4]	Louisville & Jefferson County, KY, Metropolitan Government, ROCs (Series 651CE), Weekly VRDNs (Norton Health Care, Inc.)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.650%, 2/1/2007	10,460,000
		TOTAL	64,180,000
		Louisiana--1.3%
12,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT),( Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	12,490,000
22,000,000	[3,4]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 2/1/2007	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 3.560%, 2/7/2007	8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.560%, 2/7/2007	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.560%, 2/7/2007	3,350,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 3.690%, 2/1/2007	4,000,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007	26,000,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.620%, 2/7/2007	8,000,000
6,275,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.660%, 2/1/2007	6,275,000
5,600,000	[3,4]	Louisiana State, MERLOTS (Series 2006-C4), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	5,600,000
20,000,000		Tangipahoa Parish, LA, Hospital Service District No. 1, (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007	20,000,000
		TOTAL	119,715,000
		Maine--0.0%
5,000,000		Lewiston, ME, 4.75% BANs, 7/6/2007	5,019,428
		Maryland--2.6%
19,400,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), 3.67% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	19,400,000
2,400,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/ (Bayerische Landesbank (GTD) LOC), 3.500%, 2/7/2007	2,400,000
4,220,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	4,220,000
2,990,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	2,990,000
3,150,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.620%, 2/1/2007	3,150,000
5,490,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/ (Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.630%, 2/1/2007	5,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$8,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/6/2007	$8,700,000
4,605,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/6/2007	4,605,000
1,650,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/2/2007	1,650,000
3,370,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/ (LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	3,370,000
58,000,000		Maryland Community Development Administration - Residential Revenue, (2006 Series C), 3.375% BANs, 3/7/2007	58,000,000
17,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006 M), 3.67% BANs, 9/12/2007	17,000,000
3,505,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.640%, 2/6/2007	3,505,000
5,200,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007	5,200,000
4,100,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	4,100,000
1,890,000		Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.650%, 2/2/2007	1,890,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.650%, 2/2/2007	2,185,000
4,400,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	4,400,000
1,637,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/6/2007	1,637,500
5,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	5,900,000
7,450,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.550%, 2/7/2007	7,450,000
350,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 2/6/2007	350,000
5,130,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	5,130,000
4,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.610%, 2/7/2007	4,800,000
8,645,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health Care, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.630%, 2/2/2007	8,645,000
6,640,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.620%, 2/1/2007	6,640,000
6,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 2/1/2007	6,500,000
5,445,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/7/2007	5,445,000
3,600,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007	3,600,000
8,675,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	8,675,000
11,080,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	11,080,000
882,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/6/2007	882,000
11,980,000		Montgomery County, MD, (Series 2002), 3.60% CP, Mandatory Tender 4/4/2007	11,980,000
2,400,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 3.730%, 2/1/2007	2,400,000
2,000,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 2/6/2007	2,000,000
3,170,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	3,170,000
		TOTAL	248,539,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--2.5%
$2,654,543	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.690%, 2/1/2007	$2,654,543
9,877,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.75% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/1/2007	9,877,000
104,170,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.690%, 2/1/2007	104,170,000
12,860,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.690%, 2/1/2007	12,860,000
20,000,000		Massachusetts HEFA, (Series EE), 3.62% CP (Harvard University), Mandatory Tender 4/5/2007	20,000,000
14,890,000		Massachusetts HEFA, (Series R), Daily VRDNs (Harvard University), 3.650%, 2/1/2007	14,890,000
2,450,000	[3,4]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.640%, 2/1/2007	2,450,000
18,985,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.630%, 2/1/2007	18,985,000
14,500,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.530%, 2/7/2007	14,500,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	5,000,000
8,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	8,800,000
1,627,500	[3,4]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.640%, 2/1/2007	1,627,500
23,250,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/1/2007	23,250,000
		TOTAL	239,064,043
		Michigan--3.4%
10,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), 3.67% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	10,000,000
2,660,000	[3,4]	Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	2,660,000
4,805,000	[3,4]	Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	4,805,000
14,380,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2000 A8), Weekly VRDNs (FGIC INS)/ (Bank of New York LIQ), 3.530%, 2/7/2007	14,380,000
24,135,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	24,135,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.690%, 2/1/2007	3,620,000
14,125,000	[3,4]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	14,125,000
4,260,000	[3,4]	Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.690%, 2/1/2007	4,260,000
32,100,000	[3,4]	Detroit, MI, Water Supply System, (PT-3579), Weekly VRDNs (FGIC Securities Purchase, Inc., FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.650%, 2/1/2007	32,100,000
10,000,000	[3,4]	Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	10,000,000
680,000		Garden City, MI, HFA, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank LOC), 3.640%, 2/1/2007	680,000
8,360,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.550%, 2/7/2007	8,360,000
10,110,000		Grand Rapids, MI, Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.610%, 2/1/2007	10,110,000
4,545,000		Grand Valley, MI, State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.620%, 2/1/2007	4,545,000
8,525,000		Huron County, MI, Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.660%, 2/1/2007	8,525,000
14,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.630%, 2/1/2007	14,000,000
8,995,000	[3,4]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	8,995,000
4,800,000		Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.500%, 2/7/2007	4,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$9,800,000		Kentwood, MI, Public Economic Development Corp., Weekly VRDNs (Holland Home Obligated Group)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	$9,800,000
125,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC), 3.680%, 2/1/2007	125,000
14,605,000	[3,4]	Michigan Municipal Bond Authority, (PT-3599), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	14,605,000
18,810,000		Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2007	18,891,493
10,100,000	[3,4]	Michigan State Building Authority, (PZ-140) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	10,100,000
6,000,000	[3,4]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.670%, 2/1/2007	6,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	5,000,000
10,600,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Health Care Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.630%, 2/1/2007	10,600,000
5,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.540%, 2/7/2007	5,000,000
7,500,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.540%, 2/7/2007	7,500,000
13,400,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.540%, 2/7/2007	13,400,000
18,150,000	[3,4]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	18,150,000
9,975,000		Michigan State HDA, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 3.630%, 2/1/2007	9,975,000
7,160,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 3.650%, 2/1/2007	7,160,000
4,350,000	[3,4]	Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	4,350,000
		TOTAL	320,756,493
		Minnesota--2.8%
13,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.620%, 2/1/2007	13,000,000
45,505,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	45,505,000
4,885,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	4,885,000
29,570,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	29,570,000
1,900,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.640%, 2/1/2007	1,900,000
2,700,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.640%, 2/1/2007	2,700,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007	4,550,000
4,985,000		Minneapolis, MN, Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.500%, 2/7/2007	4,985,000
5,075,000		Minneapolis, MN, Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.510%, 2/7/2007	5,075,000
3,200,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 3.630%, 2/1/2007	3,200,000
12,695,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series 2007-291), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	12,695,000
35,000,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, GS Trust (Series 2007-1G), Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.660%, 2/1/2007	35,000,000
5,000,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.530%, 2/7/2007	5,000,000
3,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.660%, 2/1/2007	3,320,000
2,000,000	[3,4]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007	2,000,000
2,400,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.500%, 2/7/2007	2,400,000
6,930,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.500%, 2/7/2007	6,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$755,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.610%, 2/1/2007	$755,000
2,340,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.630%, 2/1/2007	2,340,000
4,580,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.630%, 2/1/2007	4,580,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 3.620%, 2/1/2007	4,100,000
5,000,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 3.630%, 2/1/2007	5,000,000
5,995,000	[3,4]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ), 3.640%, 2/1/2007	5,995,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 2/1/2007	3,500,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.680%, 2/1/2007	2,655,000
4,700,000		North Suburban, MN, Hospital District, (Series 2002), Weekly VRDNs (Woodfield LP)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.720%, 2/1/2007	4,700,000
6,680,000		Olmsted County, MN, (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/ (LaSalle Bank, N.A. LOC), 3.620%, 2/1/2007	6,680,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.630%, 2/1/2007	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 3.660%, 2/2/2007	3,575,000
5,000,000	[3,4]	Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	5,000,000
14,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	14,000,000
5,565,000		St. Louis Park, MN, (Series 2003, Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.630%, 2/1/2007	5,565,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 3.570%, 2/7/2007	4,100,000
2,210,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 3.520%, 2/7/2007	2,210,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.650%, 2/1/2007	3,165,000
		TOTAL	265,195,000
		Mississippi--0.3%
3,600,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 3.650%, 2/1/2007	3,600,000
15,320,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 3.650%, 2/1/2007	15,320,000
8,840,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 3.640%, 2/1/2007	8,840,000
		TOTAL	27,760,000
		Missouri--3.5%
10,015,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.60% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/7/2007	10,015,000
8,125,000	[3,4]	Jackson County, MO, Special Obligation, ROCs (Series 9014), Weekly VRDNs (Harry S. Truman Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	8,125,000
65,015,000		Kansas City, MO, IDA, (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.520%, 2/7/2007	65,015,000
56,385,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.520%, 2/7/2007	56,385,000
103,470,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.520%, 2/7/2007	103,470,000
25,500,000		Kansas City, MO, IDA, (Series 2006B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.520%, 2/7/2007	25,500,000
30,000,000		Kansas City, MO, IDA, (Series 2006E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.520%, 2/7/2007	30,000,000
6,565,000	[3,4]	Missouri Highways & Transportation Commission, (PT-3567), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	6,565,000
6,895,000	[3,4]	Missouri Highways & Transportation Commission, PUTTERs (Series 1433), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	6,895,000
10,650,000		Missouri State HEFA, (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.510%, 2/7/2007	10,650,000
2,250,000		Missouri State HEFA, (Series 2005C-4), Weekly VRDNs (SSM Health Care)/(FSA INS)/ (Citibank N.A., New York LIQ), 3.510%, 2/7/2007	2,250,000
6,960,000	[3,4]	Springfield, MO, Public Utility Revenue, PUTTERs (Series 1559), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	6,960,000
		TOTAL	331,830,000
		Montana--0.2%
16,870,000	[3,4]	Forsyth, MT, (RBC Floater Certificates Series I-7), Weekly VRDNs (Northwestern Corp.)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 2/1/2007	16,870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--7.8%
$77,951,634	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.810%, 2/1/2007	$77,951,634
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007	3,485,000
4,459,000	[3,4]	GS Pool Trust (Series 2006-77), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and Goldman Sachs Group, Inc. LIQs), 3.710%, 2/1/2007	4,459,000
32,505,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Merrill Lynch & Co., Inc. LIQs), 3.810%, 2/1/2007	32,505,000
538,950,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	538,950,000
50,530,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-004), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	50,530,000
30,105,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bayerische Landesbank (GTD) LIQ), 3.660%, 2/1/2007	30,105,000
		TOTAL	737,985,634
		Nebraska--0.1%
2,045,000	[3,4]	Nebraska Public Power District, ROCs (Series 9000), Weekly VRDNs (AMBAC INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	2,045,000
11,860,000		Scotts Bluff County, NE Hospital Authority No.1, (Series 2005), Weekly VRDNs (Regional West Medical Center)/(Radian Asset Assurance INS)/ (Key Bank, N.A. LIQ), 3.640%, 2/1/2007	11,860,000
		TOTAL	13,905,000
		Nevada--0.8%
21,275,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	21,275,000
19,990,000	[3,4]	Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	19,990,000
18,720,000	[3,4]	Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	18,720,000
5,370,000	[3,4]	Nevada State Highway Improvement Authority, (PZ-152), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	5,370,000
9,300,000	[3,4]	Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	9,300,000
3,750,000		Truckee Meadows, NV, Water Authority, (Series 2006A), 3.60% CP (Lloyds TSB Bank PLC, London LOC), Mandatory Tender 2/6/2007	3,750,000
		TOTAL	78,405,000
		New Hampshire--0.3%
17,000,000		New Hampshire HEFA, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC), 3.630%, 2/1/2007	17,000,000
8,155,000		New Hampshire HEFA, (Series 2006), Weekly VRDNs (Crotched Mountain Rehabilitation Center, Inc.)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007	8,155,000
		TOTAL	25,155,000
		New Jersey--2.6%
10,914,500		Carteret, NJ, 4.00% BANs, 10/25/2007	10,942,101
11,860,000	[3,4]	Delaware River Port Authority Revenue, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007	11,860,000
11,000,000		East Brunswick Township, NJ, 4.50% BANs, 5/11/2007	11,023,003
30,000,000		Essex, NJ, 4.50% BANs, 8/21/2007	30,143,461
9,059,000		Harding Township, NJ, 4.375% BANs, 8/17/2007	9,094,595
12,565,000		Lakewood Township, NJ, 4.50% BANs, 3/2/2007	12,571,818
8,691,000		Montclair Township, NJ, 4.50% BANs, 3/15/2007	8,700,657
18,000,000		Montclair Township, NJ, Temporary School Notes, 4.50% BANs, 3/15/2007	18,020,001
10,606,000		New Brunswick, NJ, 4.50% BANs, 7/10/2007	10,635,326
10,000,000		New Jersey EDA, (Series 1998), Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC), 3.750%, 2/1/2007	10,000,000
12,970,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (Series 5012-BBT), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 3.510%, 2/7/2007	12,970,000
20,635,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	20,635,000
21,440,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.650%, 2/1/2007	21,440,000
9,410,000	[3,4]	New Jersey State Transportation Trust Fund Authority, RBC Floater Certificates (Series I-1), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 2/1/2007	9,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$12,000,000		New Jersey State, (Series Fiscal 2007A), 4.50% TRANs, 6/22/2007	$12,042,930
10,000,000		Piscataway Township, NJ, 4.25% BANs, 7/24/2007	10,029,835
10,428,250		Red Bank, NJ, 4.50% BANs, 7/31/2007	10,463,007
14,927,500		South River, NJ, 4.00% BANs, 12/4/2007	14,979,453
2,200,000		Springfield Township, NJ, 4.50% BANs, 8/17/2007	2,209,156
		TOTAL	247,170,343
		New Mexico--0.5%
50,000,000		New Mexico State, 4.25% TRANs, 6/29/2007	50,147,613
		New York--3.3%
12,000,000		Liverpool, NY, Central School District, (Series 2006A), 4.50% BANs, 6/29/2007	12,040,114
11,300,000	[3,4]	Metropolitan Transportation Authority, NY, (Series 1662), Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007	11,300,000
21,100,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007	21,100,000
4,000,000		New York City, NY, IDA, (Series 2000), Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 3.510%, 2/7/2007	4,000,000
81,000,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/ (Bank of America N.A. and Citibank N.A., New York LOCs), 3.550%, 2/7/2007	81,000,000
39,500,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.730%, 2/1/2007	39,500,000
15,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C), Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.760%, 2/1/2007	15,000,000
520,000		New York City, NY, (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 3.450%, 2/7/2007	520,000
20,000,000	[3,4]	New York City, NY, (PT-3844), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007	20,000,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup, Inc. LIQ), 3.670%, 2/1/2007	30,000,000
55,000	[3,4]	New York City, NY, Floater Certificates (Series 2004-1065), Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ), 3.630%, 2/1/2007	55,000
5,290,000	[3,4]	New York Liberty Development Corp., (PT-3843), Weekly VRDNs (Goldman Sachs Group, Inc.)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	5,290,000
10,395,000	[3,4]	New York State Thruway Authority, ROCs (Series 562), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007	10,395,000
7,595,930		Poughkeepsie City, NY, (Series 2006A), 4.50% BANs, 7/19/2007	7,618,795
10,000,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset - Backed Bonds (PA-1389), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	10,000,000
18,995,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	18,995,000
27,175,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.650%, 2/1/2007	27,175,000
		TOTAL	313,988,909
		North Carolina--0.7%
49,500,000		Charlotte, NC, Water & Sewer System, (Series 2006B), Weekly VRDNs (DePfa Bank PLC LIQ), 3.600%, 2/1/2007	49,500,000
9,200,000		North Carolina Medical Care Commission, (Series 2001), Daily VRDNs (Carol Woods)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.680%, 2/1/2007	9,200,000
1,825,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007	1,825,000
10,250,000		Wake County, NC, (Series 2004B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.600%, 2/1/2007	10,250,000
		TOTAL	70,775,000
		Ohio--4.8%
8,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	8,500,000
1,220,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank LOC), 3.740%, 2/1/2007	1,220,000
8,425,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.640%, 2/1/2007	8,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$17,135,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 2/1/2007	$17,135,000
15,330,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.660%, 2/1/2007	15,330,000
3,730,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	3,730,000
4,440,000		Central Ohio Solid Waste Authority, 4.75% BANs, 2/27/2007	4,443,481
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	3,275,000
2,265,000	[3,4]	Cincinnati City School District, OH, ROCs (Series 9033), Weekly VRDNs (FGIC INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	2,265,000
9,400,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/ (Harris, N.A. LIQ), 3.640%, 2/1/2007	9,400,000
8,615,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007	8,615,000
10,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007	10,165,000
3,525,000		Cleveland, OH, Waterworks, (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.620%, 2/1/2007	3,525,000
4,015,000	[3,4]	Cleveland, OH Waterworks, MERLOTS (Series 2001-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	4,015,000
5,000,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Health Care Partners of Ohio)/(National City Bank LOC), 3.640%, 2/1/2007	5,000,000
3,840,000		Cuyahoga County, OH, Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.670%, 2/7/2007	3,840,000
14,040,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank LOC), 3.640%, 2/1/2007	14,040,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	5,000,000
3,915,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	3,915,000
4,655,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 3.640%, 2/1/2007	4,655,000
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	1,250,000
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	7,485,000
2,900,000		Franklin County, OH Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.630%, 2/1/2007	2,900,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	7,250,000
6,085,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 2/1/2007	6,085,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 3.640%, 2/1/2007	14,705,000
10,540,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Health Care Obligated Group)/(U.S. Bank, N.A. LOC), 3.630%, 2/1/2007	10,540,000
10,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 3.640%, 2/1/2007	10,000,000
3,200,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.630%, 2/1/2007	3,200,000
6,465,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.630%, 2/1/2007	6,465,000
4,500,000		Franklin County, OH, IDA, Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007	4,500,000
5,805,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007	5,805,000
12,125,000		Greene County, OH, Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	12,125,000
30,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.650%, 2/1/2007	30,800,000
10,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.650%, 2/1/2007	10,000,000
38,000,000		Hamilton, OH, City School District, 4.25% BANs, 6/6/2007	38,076,708
4,500,000		Hilliard, OH, School District, 4.50% BANs, 6/14/2007	4,513,446
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$6,445,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 3.640%, 2/1/2007	$6,445,000
12,300,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.550%, 2/7/2007	12,300,000
4,680,000		Lima, OH, 4.50% BANs, 5/3/2007	4,688,424
6,590,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 3.850%, 2/1/2007	6,590,000
4,470,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.830%, 2/1/2007	4,470,000
4,870,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.830%, 2/1/2007	4,870,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.710%, 2/1/2007	7,400,000
10,900,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 2/1/2007	10,900,000
8,610,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	8,610,000
1,140,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.810%, 2/1/2007	1,140,000
2,350,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(J.P. Morgan Chase Bank, N.A. LOC), 3.550%, 2/7/2007	2,350,000
6,495,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 2/1/2007	6,495,000
5,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Barclays Bank PLC LOC), 3.550%, 2/7/2007	5,000,000
4,830,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007	4,830,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	5,695,000
4,000,000		Ohio State, (Series 2001B), Weekly VRDNs, 3.480%, 2/7/2007	4,000,000
5,040,000		Ohio State, Common Schools GO Bonds (Series 2005A), Weekly VRDNs, 3.480%, 2/7/2007	5,040,000
8,425,000		Pike County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.630%, 2/1/2007	8,425,000
5,000,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 3.530%, 2/7/2007	5,000,000
4,655,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 3.790%, 2/1/2007	4,655,000
7,385,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 2/1/2007	7,385,000
1,970,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 3.850%, 2/1/2007	1,970,000
5,270,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	5,270,000
3,595,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.680%, 2/1/2007	3,595,000
840,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC), 3.640%, 2/1/2007	840,000
6,775,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.690%, 2/1/2007	6,775,000
		TOTAL	456,932,059
		Oklahoma--0.4%
2,400,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	2,400,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.640%, 2/1/2007	7,075,000
7,100,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	7,100,000
1,145,000		Oklahoma State Turnpike Authority, (Series 2006D), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 3.610%, 2/1/2007	1,145,000
7,885,000		Payne County, OK, EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.620%, 2/1/2007	7,885,000
11,455,000		Tulsa County, OK, Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 3.720%, 2/1/2007	11,455,000
3,000,000	[3,4]	Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.760%, 2/1/2007	3,000,000
		TOTAL	40,060,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oregon--0.1%
$6,500,000		Portland, OR, EDR Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/ (AMBAC INS)/(Key Bank, N.A. LIQ), 3.640%, 2/1/2007	$6,500,000
3,570,000	[3,4]	Portland, OR, Sewer System, (PUTTERs Series 1343), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	3,570,000
		TOTAL	10,070,000
		Pennsylvania--7.0%
6,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	6,000,000
6,000,000		Adams County, PA, IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ), 3.640%, 2/1/2007	6,000,000
4,410,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	4,410,000
10,000,000		Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.640%, 2/1/2007	10,000,000
10,005,000		Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.640%, 2/1/2007	10,005,000
7,140,000		Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.670%, 2/1/2007	7,140,000
18,425,000		Allegheny County, PA, Higher Education Building Authority, (Series 1998), Daily VRDNs (Carnegie Mellon University)/(Landesbank Hesse - Thueringen (GTD) LIQ), 3.690%, 2/1/2007	18,425,000
2,500,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.640%, 2/1/2007	2,500,000
2,700,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 3.670%, 2/1/2007	2,700,000
6,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.650%, 2/1/2007	6,000,000
555,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 3.690%, 2/1/2007	555,000
6,200,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	6,200,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.650%, 2/1/2007	5,000,000
7,200,000		Beaver County, PA, IDA, (Series 2006-A), Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.720%, 2/1/2007	7,200,000
16,500,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Barclays Bank PLC LOC), 3.510%, 2/7/2007	16,500,000
3,900,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.610%, 2/1/2007	3,900,000
17,000,000		Bethlehem, PA, Area School District, (Series 2007), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.640%, 2/1/2007	17,000,000
10,115,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.630%, 2/1/2007	10,115,000
1,350,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	1,350,000
190,000		Central Bucks, PA, School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.660%, 2/1/2007	190,000
7,850,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/ (Citizens Bank of Pennsylvania LOC), 3.540%, 2/7/2007	7,850,000
1,600,000		Chester County, PA, Intermediate Unit, (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC), 3.660%, 2/1/2007	1,600,000
6,900,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	6,900,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.550%, 2/7/2007	5,000,000
4,523,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	4,523,000
6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.640%, 2/1/2007	6,000,000
3,200,000		Cumberland County, PA, (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/1/2007	3,200,000
3,380,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.630%, 2/1/2007	3,380,000
7,500,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.630%, 2/1/2007	7,500,000
16,250,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	16,250,000
9,800,000		Dauphin County, PA, IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.650%, 2/2/2007	9,800,000
2,440,000		Delaware County, PA, Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 3.710%, 2/7/2007	2,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$13,975,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, (Series 5005 BBT), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.530%, 2/7/2007	$13,975,000
4,555,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.670%, 2/1/2007	4,555,000
10,625,000		Derry Township, PA, Industrial and Commercial Development Authority, Arena Project (Series 200A), Weekly VRDNs (PNC Bank, N.A. LOC), 3.640%, 2/1/2007	10,625,000
13,500,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.720%, 2/1/2007	13,500,000
11,965,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 2/1/2007	11,965,000
7,000,000		Franklin County, PA, IDA, (Series of 2006), Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 2/1/2007	7,000,000
9,400,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007	9,400,000
7,400,000		Lancaster, PA, Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 3.550%, 2/7/2007	7,400,000
2,844,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 3.640%, 2/1/2007	2,844,000
5,495,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.630%, 2/1/2007	5,495,000
5,000,000		Luzerne County, PA, (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC), 3.640%, 2/1/2007	5,000,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 3.620%, 2/7/2007	8,200,000
10,150,000		Montgomery County, PA IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 3.510%, 2/7/2007	10,150,000
3,780,000		Moon, PA, IDA, (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	3,780,000
18,500,000		Owen J. Roberts School District, PA, (Series 2004), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.620%, 2/1/2007	18,500,000
700,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	700,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	7,900,000
7,100,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.640%, 2/1/2007	7,100,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), Weekly VRDNs (Messiah College)/(Allied Irish Banks PLC LOC), 3.640%, 2/1/2007	5,000,000
2,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007	2,100,000
8,100,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.640%, 2/1/2007	8,100,000
6,950,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	6,950,000
6,050,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 3.640%, 2/1/2007	6,050,000
6,940,000		Pennsylvania State Turnpike Commission, (Series C), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.610%, 2/1/2007	6,940,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.610%, 2/1/2007	1,000,000
2,000,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.640%, 2/1/2007	2,000,000
42,400,000		Philadelphia, PA, Gas Works, (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 3.610%, 2/1/2007	42,400,000
10,000,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2002-A), Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. and WestLB AG (GTD) LIQs), 3.710%, 2/1/2007	10,000,000
4,600,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2002-B), Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. and WestLB AG (GTD) LIQs), 3.720%, 2/1/2007	4,600,000
15,200,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2002-D) Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA Insurance Corp. INS)/(WestLB AG (GTD) LIQ), 3.720%, 2/1/2007	15,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,500,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.720%, 2/1/2007	$9,500,000
3,370,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	3,370,000
72,000,000		Philadelphia, PA, School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007	72,202,405
42,000,000		Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007	42,119,983
4,435,000	[3,4]	Scranton-Lackawanna, PA, Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	4,435,000
7,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007	7,000,000
24,730,000		University of Pittsburgh, (Series 2000A), Weekly VRDNs, 3.470%, 2/7/2007	24,730,000
32,850,000		University of Pittsburgh, (Series 2005-B), Weekly VRDNs (DePfa Bank PLC LIQ), 3.470%, 2/7/2007	32,850,000
		TOTAL	670,269,388
		Rhode Island--0.0%
5,000,000		Tiverton, RI, 4.35% BANs, 8/16/2007	5,018,130
		South Carolina--0.7%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	5,882,500
15,400,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.660%, 2/1/2007	15,400,000
4,900,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	4,900,000
4,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 3.660%, 2/1/2007	4,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 2/1/2007	9,110,000
25,800,000	[3,4]	South Carolina Transportation Infrastructure Bank, (Series 2006-1359), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	25,800,000
		TOTAL	65,092,500
		Tennessee--2.3%
10,000,000		Blount County, TN, Public Building Authority, (Series 2006D-8-B), Daily VRDNs (Morristown, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.710%, 2/1/2007	10,000,000
6,600,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	6,600,000
30,000,000		Chattanooga, TN, Health & Housing Facility Board, (Series 2004-A,), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.630%, 2/1/2007	30,000,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.620%, 2/7/2007	4,100,000
17,310,000	[3,4]	Elizabethton, TN, Health & Educational Facilities Board, (MERLOTS 2000 GG), Weekly VRDNs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	17,310,000
4,600,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 3.620%, 2/7/2007	4,600,000
6,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.620%, 2/7/2007	6,000,000
9,795,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 3.640%, 2/1/2007	9,795,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.710%, 2/1/2007	8,450,000
5,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.500%, 2/7/2007	5,500,000
500,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.620%, 2/7/2007	500,000
6,100,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.620%, 2/7/2007	6,100,000
7,465,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC), 3.510%, 2/7/2007	7,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.630%, 2/1/2007	$4,200,000
2,520,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.630%, 2/1/2007	2,520,000
7,430,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/ (KBC Bank N.V. LIQ), 3.630%, 2/1/2007	7,430,000
14,755,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.640%, 2/1/2007	14,755,000
25,145,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 2/1/2007	25,145,000
7,620,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3729), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	7,620,000
12,680,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3846), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	12,680,000
510,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/ (SunTrust Bank LOC), 3.620%, 2/7/2007	510,000
23,500,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 2/1/2007	23,500,000
		TOTAL	214,780,000
		Texas--17.0%
20,996,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	20,996,000
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	16,745,000
24,470,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	24,470,000
10,890,000	[3,4]	Aldine, TX, ISD, (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 3.640%, 2/1/2007	10,890,000
6,110,000	[3,4]	Austin, TX, Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	6,110,000
13,655,000	[3,4]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/ (Morgan Stanley LIQ), 3.650%, 2/1/2007	13,655,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.530%, 2/1/2007	6,415,000
10,000,000	[3,4]	Austin, TX, MERLOTS (Series 2000-A26), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	10,000,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 3.660%, 2/1/2007	3,500,000
12,655,000	[3,4]	Bexar County, TX, Clippers (Series 2001-3), 3.60% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/8/2007	12,655,000
8,930,000	[3,4]	Brownsville, TX, ISD, (PT-3627), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,930,000
10,000,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 3.700%, 2/1/2007	10,000,000
11,835,000	[3,4]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	11,835,000
17,785,000	[3,4]	Dallas, TX, (PT-369), 3.62% TOBs (DePfa Bank PLC LIQ), Mandatory Tender 2/8/2007	17,785,000
4,265,000	[3,4]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	4,265,000
8,540,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,540,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC), 3.680%, 2/1/2007	400,000
13,380,000	[3,4]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	13,380,000
36,500,000		Gulf Coast, TX, Waste Disposal Authority, PCRBs (Series 1992), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.740%, 2/1/2007	36,500,000
4,800,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007	4,800,000
5,200,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC), 3.730%, 2/1/2007	5,200,000
88,000,000		Harris County, TX, HFDC, (Series 2005A), Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.670%, 2/1/2007	88,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,900,000		Harris County, TX, HFDC, (Series 2006), Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	$3,900,000
149,000,000		Harris County, TX, HFDC, (Series 2006A), Daily VRDNs (Methodist Hospital, Harris County, TX), 3.730%, 2/1/2007	149,000,000
28,095,000	[3,4]	Harris County, TX, (ROCs Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	28,095,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.530%, 2/7/2007	12,000,000
10,500,000	[3,4]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	10,500,000
10,135,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 3.720%, 2/1/2007	10,135,000
4,905,000		Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.570%, 2/1/2007	4,905,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	19,435,000
7,920,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	7,920,000
10,160,000	[3,4]	Irving, TX, ISD, Class A Certificates (Series 2006-273), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	10,160,000
10,815,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	10,815,000
2,720,000		Kendall County, TX, Health Facilities Development Corp., (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 2/1/2007	2,720,000
9,100,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	9,100,000
11,820,000	[3,4]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	11,820,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,560,000
970,000	[3,4]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	970,000
7,340,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	7,340,000
10,725,000	[3,4]	North Texas Municipal Water District, PUTTERs (Series 1491), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	10,725,000
46,850,000	[3,4]	North Texas Tollway Authority, Trust Receipts (Series 2006 FR/RI-P97), Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.550%, 2/7/2007	46,850,000
142,700,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2007	142,700,000
7,240,000		Richmond, TX, Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007	7,240,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	5,400,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	5,850,000
80,845,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	80,845,000
11,100,000	[3,4]	San Antonio, TX, Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ), 3.650%, 2/1/2007	11,100,000
9,290,000	[3,4]	San Antonio, TX Electric & Gas System, PUTTERs (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.670%, 2/1/2007	9,290,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	7,935,000
3,670,000	[3,4]	San Antonio, TX, ROCs (Series 6003), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	3,670,000
157,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	157,750,000
14,980,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3786), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	14,980,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3787), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,995,000
9,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3788), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$9,900,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3792), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$9,900,000
24,495,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3794), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	24,495,000
86,045,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 3.540%, 2/7/2007	86,045,000
6,800,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	6,800,000
8,050,000	[3,4]	Texas State Transportation Commission, GS Trust (Series 2006-92TP), Weekly VRDNs (Texas State)/(DePfa Bank PLC LIQ), 3.650%, 2/1/2007	8,050,000
35,000,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 1521), Weekly VRDNs (Texas State)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	35,000,000
6,500,000	[3,4]	Texas State Transportation Commission, ROCs (Series 4083) Weekly VRDNs (Texas State)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	6,500,000
8,120,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,120,000
217,500,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	218,633,107
6,000,000	[3,4]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007	6,000,000
10,600,000		Texas Water Development Board, (Series 2005), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.770%, 2/1/2007	10,600,000
12,320,000	[3,4]	University of Texas, PUTTERs (Series 1606Q), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	12,320,000
13,155,000	[3,4]	University of Texas, PUTTERs (Series 1607), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	13,155,000
		TOTAL	1,616,894,107
		Utah--1.4%
18,700,000		Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds (Series 2006B), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.500%, 2/7/2007	18,700,000
23,600,000		Murray City, UT, (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.), 3.610%, 2/1/2007	23,600,000
6,200,000		Murray City, UT, (Series 2003C) Daily VRDNs (IHC Health Services, Inc.), 3.730%, 2/1/2007	6,200,000
6,500,000		Murray City, Utah Hospital Revenue, (Series 2005 D), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.630%, 2/1/2007	6,500,000
20,100,000		Murray City, Utah Hospital Revenue, (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	20,100,000
35,000,000		Murray City, Utah Hospital Revenue, (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	35,000,000
15,000,000		Utah State Water Finance Agency, (Series A-16), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.520%, 2/7/2007	15,000,000
12,880,000		Weber County, UT, (Series 2000C), Daily VRDNs (IHC Health Services, Inc.), 3.730%, 2/1/2007	12,880,000
		TOTAL	137,980,000
		Virginia--1.6%
6,400,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (American Statistical Association)/ (SunTrust Bank LOC), 3.510%, 2/7/2007	6,400,000
9,500,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.650%, 2/1/2007	9,500,000
8,875,000		Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.650%, 2/1/2007	8,875,000
2,000,000		Fairfax County, VA, EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	2,000,000
15,580,000		Falls Church, VA, IDA, (Series 2006), Weekly VRDNs (Tax Analysts)/(Citibank N.A., New York LOC), 3.520%, 2/7/2007	15,580,000
8,400,000		Hampton, VA, Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 3.500%, 2/7/2007	8,400,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	16,800,000
17,000,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.640%, 2/7/2007	17,000,000
15,150,000		James City County, VA, IDA, (Series 2002), Weekly VRDNs (CMCP Williamsburg LLC)/ (FNMA LOC), 3.630%, 2/1/2007	15,150,000
11,360,000		Loudoun County, VA, IDA, (Series 2003A), Daily VRDNs (Howard Hughes Medical Institute), 3.720%, 2/1/2007	11,360,000
8,450,000		Newport News, VA, EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/ (SunTrust Bank LIQ), 3.510%, 2/7/2007	8,450,000
9,750,000		Norfolk, VA, Redevelopment and Housing Authority, (Series 2005), Weekly VRDNs (Old Dominion University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty N.A. INS)/(Bank of America N.A. LIQ), 3.610%, 2/1/2007	9,750,000
3,000,000		Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.510%, 2/7/2007	3,000,000
12,790,000		Virginia Biotechnology Research Partnership Authority, (Series 2006), Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 3.510%, 2/7/2007	12,790,000
3,855,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.620%, 2/1/2007	3,855,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007	1,220,000
		TOTAL	150,130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--2.2%
$11,957,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.630%, 2/1/2007	$11,957,000
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	8,680,000
4,170,000	[3,4]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/1/2007	4,170,000
8,055,000	[3,4]	Clark County, WA School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	8,055,000
8,500,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.660%, 2/1/2007	8,500,000
5,180,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	5,180,000
10,750,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	10,750,000
13,700,000	[3,4]	King County, WA, Sewer System, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	13,700,000
25,200,000		King County, WA, (2006 Series A), 4.00% BANs, 11/1/2007	25,281,801
20,750,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.530%, 2/7/2007	20,750,000
5,270,000	[3,4]	Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	5,270,000
7,405,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007	7,405,000
3,445,000	[3,4]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.650%, 2/1/2007	3,445,000
5,000,000	[3,4]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.650%, 2/1/2007	5,000,000
7,535,000		Washington State EDFA, (Series 2005A), Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	7,535,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007	6,380,000
34,860,000	[3,4]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.530%, 2/7/2007	34,860,000
8,710,000	[3,4]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	8,710,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.660%, 2/1/2007	5,170,000
3,765,000	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.660%, 2/1/2007	3,765,000
		TOTAL	204,563,801
		West Virginia--0.1%
5,965,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC), 3.810%, 2/1/2007	5,965,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	1,300,000
		TOTAL	7,265,000
		Wisconsin--2.1%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), ( Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 2/1/2007	17,375,000
5,000,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/28/2007	5,012,340
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/ (State Street Bank and Trust Co. LIQ), 3.670%, 2/1/2007	22,000,000
12,100,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/24/2007	12,126,876
6,700,000		Elmbrook, WI, School District, 4.10% TRANs, 8/29/2007	6,717,455
19,000,000		Green Bay, WI, Area Public School District, 4.00% TRANs, 8/24/2007	19,042,452
3,750,000		Howard-Suamico, WI School District, 4.00% TRANs, 8/23/2007	3,757,296
4,500,000		Kettle Moraine, WI, School District, 4.25% TRANs, 9/4/2007	4,515,859
4,980,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.510%, 2/7/2007	4,980,000
51,000,000		Milwaukee, WI, (Series 2006 M7), 4.50% RANs (Milwaukee, WI Public Schools), 8/30/2007	51,260,446
5,000,000		Stevens Point, WI, Area Public School District, 4.00% TRANs, 10/15/2007	5,011,539
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	$7,000,000
5,000,000		Waukesha, WI, School District, (Series 2006), 4.50% TRANs, 8/22/2007	5,024,022
5,000,000		West Allis-West Milwaukee, WI School District, 4.00% TRANs, 9/24/2007	5,010,571
5,810,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan Health Care)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 2/1/2007	5,810,000
1,840,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity Health Care Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.620%, 2/1/2007	1,840,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.630%, 2/1/2007	1,750,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	21,590,000
		TOTAL	199,823,856
		Wyoming--0.2%
3,590,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	3,590,000
4,800,000		Lincoln County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	4,800,000
7,100,000		Sweetwater County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007	7,100,000
		TOTAL	15,490,000
		TOTAL MUNICIPAL INVESTMENTS--100.7% (AT AMORTIZED COST) [5]	9,581,059,039
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(66,702,322)
		TOTAL NET ASSETS--100%	9,514,356,717
At January 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $4,006,953,177, which represented 42.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $4,006,953,177, which represented 42.1% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB(s)	-- Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	15.0%
31-90 Days	4.4%
91-180 Days	0.0%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of investments

January 31, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$400,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $400,058,111 on 2/1/2007. The market value of the underlying securities at the end of the period was $408,000,752.	$400,000,000
395,773,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007.The market value of the underlying securities at the end of the period was $1,507,560,837.	395,773,000
391,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/16/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/31/2011 for $502,455,556 on 2/20/2007. The market value of the underlying securities at the end of the period was $511,105,329.	391,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $503,033,333 on 2/15/2007. The market value of the underlying securities at the end of the period was $510,000,086.	486,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,961,111 on 2/15/2007. The market value of the underlying securities at the end of the period was $511,989,289.	486,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,115.	728,000,000
500,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2015 for $500,072,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $512,177,204.	500,000,000
100,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,014,528 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,001,270.	100,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,148,184.	1,000,000,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 8/15/2028 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,002,551.	250,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $100,014,250 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,000,517.	96,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	700,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,147.	1,000,000,000
1,228,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,500,217,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,607.	1,228,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000	[1]	Repurchase agreement 5.20%, dated 1/4/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2012 for $252,491,667 on 3/15/2007. The market value of the underlying securities at the end of the period was $256,142,718.	$250,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,497.	728,000,000
200,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $200,029,056 on 2/1/2007. The market value of the underlying securities at the end of the period was $204,004,604.	200,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,022.	1,000,000,000
928,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	928,000,000
852,000,000	[1]	Interest in $975,000,000 joint repurchase agreement 5.23%, dated 1/23/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $979,249,375 on 2/23/2007. The market value of the underlying securities at the end of the period was $994,501,403.	852,000,000
239,676,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001.	239,676,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,840.	250,000,000
135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $156,326,127.	135,000,000
177,110,000		Interest in $181,110,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 11/15/2008 for $181,135,808 on 2/1/2007. The market value of the underlying security at the end of the period was $184,732,798.	177,110,000
1,800,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2026 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,003,193.	1,800,000,000
136,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $156,983,768.	136,000,000
268,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $313,964,453.	268,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $113,946,214.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	14,809,059,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(27,066,428)
		TOTAL NET ASSETS--100%	$14,781,992,572

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2007 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$9,275,368,000	$--	$--
Investments in securities	2,681,927,577	3,697,006,826	5,727,104,294
Total investments in securities, at amortized cost and value	11,957,295,577	3,697,006,826	5,727,104,294
Income receivable	34,352,410	7,707,756	33,453,454
Receivable for shares sold	1,096,864	36,273	5,385,150
TOTAL ASSETS	11,992,744,851	3,704,750,855	5,765,942,898
Liabilities:
Payable for investments purchased	55,000,000	17,500,000	65,008,889
Payable for shares redeemed	153,448,792	1,078,882	453,542
Payable to bank	475,253	3,968,450	15,602
Payable for distribution services fee (Note 5)	75,720	--	--
Payable for shareholder services fee (Note 5)	819,703	312,411	256,444
Income distribution payable	24,262,634	11,982,022	2,260,463
Accrued expenses	142,619	176,754	170,884
TOTAL LIABILITIES	234,224,721	35,018,519	68,165,824
TOTAL NET ASSETS	$11,758,520,130	$3,669,732,336	$5,697,777,074
Net Assets Consist of:
Paid-in capital	$11,758,544,864	$3,669,724,789	$5,697,879,142
Accumulated net realized loss on investments	--	--	(92,270)
Undistributed (distributions in excess of) net investment income	(24,734)	7,547	(9,798)
TOTAL NET ASSETS	$11,758,520,130	$3,669,732,336	$5,697,777,074
Net Assets:
Institutional Shares	$7,249,531,665	$1,543,492,242	$3,772,412,205
Institutional Service Shares	3,753,901,082	2,126,240,094	832,683,643
Institutional Capital Shares	513,564,193	--	1,092,681,226
Trust Shares	241,523,190	--	--
TOTAL NET ASSETS	$11,758,520,130	$3,669,732,336	$5,697,777,074
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	7,249,322,182	1,543,458,886	3,772,320,808
Institutional Service Shares	3,754,168,928	2,126,256,526	832,798,022
Institutional Capital Shares	513,572,320	--	1,092,760,311
Trust Shares	241,481,442	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2007 (unaudited)

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$689,429,000	$21,708,000	$1,852,605,000
Investments in securities	7,296,124,394	3,858,844,039	19,969,446,423
Total investments in securities, at amortized cost and value	7,985,553,394	3,880,552,039	21,822,051,423
Cash	--	763,196	--
Income receivable	41,043,239	18,359,206	102,411,341
Receivable for shares sold	1,429,711	645,061	1,818,549
TOTAL ASSETS	8,028,026,344	3,900,319,502	21,926,281,313
Liabilities:
Payable for shares redeemed	--	3,060	291,667,510
Payable to bank	1,629,760	--	12,237,856
Payable for distribution services fee (Note 5)	--	--	33,413
Payable for shareholder services fee (Note 5)	391,232	345,139	1,337,114
Income distribution payable	15,114,431	1,463,258	59,101,565
Accrued expenses	95,895	56,620	297,007
TOTAL LIABILITIES	17,231,318	1,868,077	364,674,465
TOTAL NET ASSETS	$8,010,795,026	$3,898,451,425	$21,561,606,848
Net Assets Consist of:
Paid-in capital	$8,010,804,435	$3,898,457,913	$21,561,670,957
Distributions in excess of net investment income	(9,409)	(6,488)	(64,109)
TOTAL NET ASSETS	$8,010,795,026	$3,898,451,425	$21,561,606,848
Net Assets:
Institutional Shares	$5,744,542,107	$1,723,076,632	$14,934,483,930
Institutional Service Shares	1,386,614,629	1,375,959,624	6,457,958,599
Institutional Capital Shares	879,638,290	799,415,169	--
Trust Shares	--	--	169,164,319
TOTAL NET ASSETS	$8,010,795,026	$3,898,451,425	$21,561,606,848
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,744,320,901	1,723,004,320	14,934,319,705
Institutional Service Shares	1,386,857,513	1,375,990,193	6,458,191,029
Institutional Capital Shares	879,645,778	799,463,400	--
Trust Shares	--	--	169,159,735
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	--
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2007 (unaudited)

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$235,658,000	$--	$14,809,059,000
Investments in securities	9,283,449,579	9,581,059,039	--
Total investments in securities, at amortized cost and value	9,519,107,579	9,581,059,039	14,809,059,000
Income receivable	48,743,388	56,881,034	21,088,311
Receivable for shares sold	13,973,793	1,015,467	242,305
TOTAL ASSETS	9,581,824,760	9,638,955,540	14,830,389,616
Liabilities:
Payable for investments purchased	--	108,008,889	--
Payable for shares redeemed	416,144	634,244	167,613
Payable to bank	1,585,256	3,119,215	2,320,108
Payable for Directors'/Trustees' fees	7,406	6,001	--
Payable for distribution services fee (Note 5)	--	--	186,738
Payable for shareholder services fee (Note 5)	571,423	--	1,208,464
Income distribution payable	12,794,209	12,033,527	44,116,788
Accrued expenses	97,154	796,947	397,333
TOTAL LIABILITIES	15,471,592	124,598,823	48,397,044
TOTAL NET ASSETS	$9,566,353,168	$9,514,356,717	$14,781,992,572
Net Assets Consist of:
Paid-in capital	$9,566,428,778	$9,514,407,567	$14,782,021,702
Accumulated net realized loss on investments	--	(50,888)	--
Undistributed (distributions in excess of) net investment income	(75,610)	38	(29,130)
TOTAL NET ASSETS	$9,566,353,168	$9,514,356,717	$14,781,992,572
Net Assets:
Institutional Shares	$5,712,646,244	$6,368,785,821	$7,224,264,930
Institutional Service Shares	2,027,494,426	3,145,570,896	5,597,242,190
Institutional Capital Shares	1,826,212,498	--	1,107,821,347
Trust Shares	--	--	852,664,105
TOTAL NET ASSETS	$9,566,353,168	$9,514,356,717	$14,781,992,572
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,712,391,822	6,369,116,888	7,224,016,622
Institutional Service Shares	2,027,721,901	3,145,310,162	5,597,564,793
Institutional Capital Shares	1,826,315,055	--	1,107,671,652
Trust Shares	--	--	852,768,635
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$306,886,689	$96,465,056	$105,034,712
Expenses:
Investment adviser fee (Note 5)	11,468,959	3,667,314	5,834,024
Administrative personnel and services fee (Note 5)	4,559,608	1,458,048	2,319,465
Account administration fee--Institutional Service Shares	23,595	756,287	63,084
Account administration fee--Institutional Capital Shares	234,940	--	--
Account administration fee--Trust Shares	246,039	--	--
Custodian fees	230,384	73,254	125,652
Transfer and dividend disbursing agent fees and expenses	181,969	33,932	179,100
Directors'/Trustees' fees	51,237	17,305	21,961
Auditing fees	9,365	9,366	9,365
Legal fees	6,287	5,472	10,250
Portfolio accounting fees	99,676	87,574	94,397
Distribution services fee--Trust Shares (Note 5)	274,810	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	4,230,522	1,768,245	803,722
Shareholder services fee--Institutional Capital Shares (Note 5)	198,656	--	487,923
Share registration costs	78,746	22,911	57,550
Printing and postage	23,749	11,104	26,040
Insurance premiums	29,076	12,523	17,156
Miscellaneous	25,010	11,994	9,560
TOTAL EXPENSES	21,972,628	7,935,329	10,059,249
Waivers (Note 5):
Waiver of investment adviser fee	(4,824,623)	(1,593,037)	(3,214,616)
Waiver of administrative personnel and services fee	(189,936)	(60,801)	(96,702)
TOTAL WAIVERS	(5,014,559)	(1,653,838)	(3,311,318)
Net expenses	16,958,069	6,281,491	6,747,931
Net investment income	289,928,620	90,183,565	98,286,781
Net realized gain on investments	--	--	37,399
Change in net assets resulting from operations	$289,928,620	$90,183,565	$98,324,180

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Investment Income:
Interest	$213,347,632	$106,430,428	$602,799,082
Expenses:
Investment adviser fee (Note 5)	7,936,278	3,950,398	22,392,915
Administrative personnel and services fee (Note 5)	3,155,185	1,570,565	8,902,701
Account administration fee--Institutional Service Shares	42,700	--	597,755
Account administration fee--Institutional Capital Shares	7,997	--	--
Account administration fee--Trust Shares	--	--	186,431
Custodian fees	177,420	112,175	484,199
Transfer and dividend disbursing agent fees and expenses	136,266	294,926	185,280
Directors'/Trustees' fees	50,438	15,000	116,400
Auditing fees	9,364	10,310	9,365
Legal fees	5,994	6,193	7,749
Portfolio accounting fees	93,589	93,639	93,619
Distribution services fee--Trust Shares (Note 5)	--	--	187,286
Shareholder services fee--Institutional Service Shares (Note 5)	2,081,552	1,490,099	7,465,624
Shareholder services fee--Institutional Capital Shares (Note 5)	448,238	418,973	--
Share registration costs	49,402	76,648	31,864
Printing and postage	23,758	11,734	32,892
Insurance premiums	29,761	14,795	57,791
Miscellaneous	23,299	5,569	36,193
TOTAL EXPENSES	14,271,241	8,071,024	40,788,064
Waivers (Note 5):
Waiver of investment adviser fee	(4,224,943)	(2,738,650)	(9,044,412)
Waiver of administrative personnel and services fee	(131,463)	(65,463)	(371,001)
TOTAL WAIVERS	(4,356,406)	(2,804,113)	(9,415,413)
Net expenses	9,914,835	5,266,911	31,372,651
Net investment income	$203,432,797	$101,163,517	$571,426,431

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$286,399,994	$151,774,321	$380,259,557
Expenses:
Investment adviser fee (Note 5)	10,628,508	8,451,492	14,412,162
Administrative personnel and services fee (Note 5)	4,225,658	3,360,030	5,729,854
Account administration fee--Institutional Service Shares	11,571	101,959	517,967
Account administration fee--Institutional Capital Shares	3,132	--	1,837
Account administration fee--Trust Shares	--	--	1,047,711
Custodian fees	252,438	178,377	296,100
Transfer and dividend disbursing agent fees and expenses	126,816	91,315	80,199
Directors'/Trustees' fees	50,783	41,310	61,900
Auditing fees	9,366	9,366	9,365
Legal fees	6,030	17,608	6,883
Portfolio accounting fees	93,672	88,348	99,603
Distribution services fee--Trust Shares (Note 5)	--	--	1,083,688
Shareholder services fee--Institutional Service Shares (Note 5)	2,382,142	2,837,230	6,458,826
Shareholder services fee--Institutional Capital Shares (Note 5)	776,584	--	526,666
Share registration costs	31,257	48,133	33,044
Printing and postage	19,207	11,459	19,940
Insurance premiums	28,188	33,637	38,284
Miscellaneous	14,055	30,146	26,822
TOTAL EXPENSES	18,659,407	15,300,410	30,450,851
Waivers (Note 5):
Waiver of investment adviser fee	(6,017,608)	(3,564,427)	(5,810,649)
Waiver of administrative personnel and services fee	(176,196)	(140,012)	(238,821)
TOTAL WAIVERS	(6,193,804)	(3,704,439)	(6,049,470)
Net expenses	12,465,603	11,595,971	24,401,381
Net investment income	273,934,391	140,178,350	355,858,176
Net realized gain on investments	--	351,781	--
Change in net assets resulting from operations	$273,934,391	$140,530,131	$355,858,176

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$289,928,620	$397,053,749	$90,183,565	$133,282,406
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(185,928,793)	(256,450,437)	(41,524,357)	(56,310,426)
Institutional Service Shares	(87,746,242)	(122,791,609)	(48,678,531)	(76,961,103)
Institutional Capital Shares	(11,221,980)	(14,901,586)	--	--
Trust Shares	(5,162,739)	(2,835,807)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(290,059,754)	(396,979,439)	(90,202,888)	(133,271,529)
Share Transactions:
Proceeds from sale of shares	51,971,827,374	121,622,215,277	5,919,676,332	11,799,039,407
Proceeds from shares issued in connection with tax-free transfer of assets from Trust for Government Cash Reserves	--	--	--	84,754,065
Net asset value of shares issued to shareholders in payment of distributions declared	150,525,679	214,926,107	22,181,393	31,940,046
Cost of shares redeemed	(50,958,488,207)	(120,077,728,527)	(5,839,078,843)	(11,352,758,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	1,759,412,857	102,778,882	562,974,938
Change in net assets	1,163,733,712	1,759,487,167	102,759,559	562,985,815
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	3,566,972,777	3,003,986,962
End of period	11,758,520,130	$10,594,786,418	$3,669,732,336	$3,566,972,777
Undistributed (distributions in excess of) net investment income	(24,734)	$106,400	$7,547	$26,870

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,286,781	$146,978,865	$203,432,797	$387,173,238
Net realized gain (loss) on investments	37,399	(101,081)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,324,180	146,877,784	203,432,797	387,173,238
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(70,717,025)	(101,730,945)	(138,017,161)	(282,500,044)
Institutional Service Shares	(11,153,947)	(16,628,052)	(42,131,343)	(67,668,841)
Institutional Capital Shares	(16,421,012)	(28,618,336)	(23,267,433)	(37,023,256)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,291,984)	(146,977,333)	(203,415,937)	(387,192,141)
Share Transactions:
Proceeds from sale of shares	28,716,881,566	52,382,943,955	33,792,872,620	85,644,582,220
Net asset value of shares issued to shareholders in payment of distributions declared	83,613,104	121,331,427	116,320,281	210,361,380
Cost of shares redeemed	(28,096,291,488)	(52,255,060,210)	(33,182,657,811)	(86,734,626,374)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	704,203,182	249,215,172	726,535,090	(879,682,774)
Change in net assets	704,235,378	249,115,623	726,551,950	(879,701,677)
Net Assets:
Beginning of period	4,993,541,696	4,744,426,073	7,284,243,076	8,163,944,753
End of period	5,697,777,074	$4,993,541,696	$8,010,795,026	$7,284,243,076
Distributions in excess of net investment income	(9,798)	$(4,595)	$(9,409)	$(26,269)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Management Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$101,163,517	$147,640,466	$571,426,431	$904,113,642
Net realized gain on investments	--	--	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,163,517	147,640,466	571,426,431	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(49,975,210)	(74,352,557)	(408,766,007)	(684,227,011)
Institutional Service Shares	(29,738,473)	(38,571,323)	(159,181,984)	(218,509,885)
Institutional Capital Shares	(21,477,214)	(34,589,344)	--	--
Trust Shares	--	--	(3,510,430)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(101,190,897)	(147,513,224)	(571,458,421)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	8,541,154,025	26,136,821,666	123,812,527,193	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	90,291,652	132,777,852	217,624,492	372,405,232
Cost of shares redeemed	(8,480,316,299)	(26,790,546,302)	(123,538,964,043)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	151,129,378	(520,946,784)	491,187,642	(284,031,739)
Change in net assets	151,101,998	(520,819,542)	491,155,652	(284,416,275)
Net Assets:
Beginning of period	3,747,349,427	4,268,168,969	21,070,451,196	21,354,867,471
End of period	3,898,451,425	$3,747,349,427	$21,561,606,848	$21,070,451,196
Undistributed (distributions in excess of) net investment income	(6,488)	$20,892	$(64,109)	$(32,119)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$273,934,391	$466,555,570	$140,178,350	$266,614,243
Net realized gain (loss) on investments	--	--	351,781	(145,553)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	273,934,391	466,555,570	140,530,131	266,468,690
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(184,634,738)	(349,204,081)	(103,006,241)	(212,476,508)
Institutional Service Shares	(47,703,146)	(59,625,600)	(37,161,486)	(54,150,504)
Institutional Capital Shares	(41,597,832)	(57,788,318)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(273,935,716)	(466,617,999)	(140,167,727)	(266,627,012)
Share Transactions:
Proceeds from sale of shares	47,139,912,412	121,377,436,367	25,814,603,753	65,224,290,640
Net asset value of shares issued to shareholders in payment of distributions declared	197,436,618	316,717,960	69,997,997	129,111,119
Cost of shares redeemed	(47,662,687,740)	(120,034,108,003)	(24,378,602,710)	(67,879,459,172)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(325,338,710)	1,660,046,324	1,505,999,040	(2,526,057,413)
Change in net assets	(325,340,035)	1,659,983,895	1,506,361,444	(2,526,215,735)
Net Assets:
Beginning of period	9,891,693,203	8,231,709,308	8,007,995,273	10,534,211,008
End of period	$9,566,353,168	$9,891,693,203	$9,514,356,717	$8,007,995,273
Undistributed (distributions in excess of) net investment income	$(75,610)	$(74,285)	$38	$(10,585)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$355,858,176	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(174,073,490)	(257,475,405)
Institutional Service Shares	(135,550,709)	(208,686,308)
Institutional Capital Shares	(26,285,041)	(31,673,738)
Trust Shares	(19,918,946)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(355,828,186)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	33,952,751,784	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	109,216,496	165,943,475
Cost of shares redeemed	(33,240,744,958)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	821,223,322	1,910,648,576
Change in net assets	821,253,312	1,910,589,456
Net Assets:
Beginning of period	13,960,739,260	12,050,149,804
End of period	$14,781,992,572	$13,960,739,260
Distributions in excess of net investment income	$(29,130)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund and Tax-Free Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligation Tax-Managed Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of Government Obligations Tax-Managed Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of Government Obligations Tax-Managed Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$49,797,660

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$18,108,240

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$108,649,440

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 51,608,484
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	3/28/2006	$ 184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	3/28/2006	$ 135,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,991,691,924	$39,991,691,924	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	94,421,428	94,421,428	137,243,183	137,243,183
Shares redeemed	(39,456,419,096)	(39,456,419,096)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	629,694,256	$629,694,256	897,750,426	$897,750,426

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,766,404,679	$9,766,404,679	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	43,075,127	43,075,127	62,429,858	62,429,858
Shares redeemed	(9,548,688,019)	(9,548,688,019)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	260,791,787	$260,791,787	733,664,400	$733,664,400

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	368,393,090	$368,393,090	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	11,080,935	11,080,935	14,800,977	14,800,977
Shares redeemed	(243,330,610)	(243,330,610)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	136,143,415	$136,143,415	78,807,394	$78,807,394

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,845,337,681	$1,845,337,681	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	1,948,189	1,948,189	452,089	452,089
Shares redeemed	(1,710,050,482)	(1,710,050,482)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	137,235,388	$137,235,388	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	$1,163,864,846	1,759,412,857	$1,759,412,857

	Government Obligations Tax-Managed Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,140,431,979	$3,140,431,979	6,325,739,769	$6,325,749,146
Shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	--	--	84,754,065	84,754,065
Shares issued to shareholders in payment of distributions declared	12,474,110	12,474,110	16,260,309	16,260,309
Shares redeemed	(3,165,575,949)	(3,165,575,949)	(6,076,755,268)	(6,076,755,268)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,669,860)	$(12,669,860)	349,998,875	$350,008,252

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,779,244,353	$2,779,244,353	5,473,290,261	$5,473,290,261
Shares issued to shareholders in payment of distributions declared	9,707,283	9,707,283	15,679,737	15,679,737
Shares redeemed	(2,673,502,894)	(2,673,502,894)	(5,276,003,312)	(5,276,003,312)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	115,448,742	$115,448,742	212,966,686	$212,966,686
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	102,778,882	$102,778,882	562,965,561	$562,974,938

	Municipal Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,712,559,218	$25,712,559,218	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	59,736,956	59,736,956	81,476,882	81,476,882
Shares redeemed	(25,491,005,838)	(25,491,005,838)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	281,290,336	$281,290,336	450,233,897	$450,233,897

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,043,056,356	$1,043,056,356	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	9,361,138	9,361,138	13,961,548	13,961,548
Shares redeemed	(840,220,620)	(840,220,620)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	212,196,874	$212,196,874	(21,358,164)	$(21,358,164)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,961,265,992	$1,961,265,992	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	14,515,010	14,515,010	25,892,997	25,892,997
Shares redeemed	(1,765,065,030)	(1,765,065,030)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	210,715,972	$210,715,972	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	704,203,182	$704,203,182	249,215,172	$249,215,172

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,464,167,527	$27,464,167,527	70,536,994,017	$70,536,994,017
Shares issued to shareholders in payment of distributions declared	79,806,982	79,806,982	161,355,050	161,355,050
Shares redeemed	(26,163,335,342)	(26,163,335,342)	(72,008,871,373)	(72,008,871,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,380,639,167	$1,380,639,167	(1,310,522,306)	$(1,310,522,306)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,716,936,447	$3,716,936,447	10,566,795,860	$10,566,795,860
Shares issued to shareholders in payment of distributions declared	17,941,822	17,941,822	18,223,345	18,223,345
Shares redeemed	(4,280,886,426)	(4,280,886,426)	(10,432,734,748)	(10,432,734,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(546,008,157)	$(546,008,157)	152,284,457	$152,284,457

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,611,768,646	$2,611,768,646	4,540,792,343	$4,540,792,343
Shares issued to shareholders in payment of distributions declared	18,571,477	18,571,477	30,782,985	30,782,985
Shares redeemed	(2,738,436,043)	(2,738,436,043)	(4,293,020,253)	(4,293,020,253)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(108,095,920)	$(108,095,920)	278,555,075	$278,555,075
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	726,535,090	$726,535,090	(879,682,774)	$(879,682,774)

	Prime Management Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,638,987,422	$6,638,987,422	22,720,652,458	$22,720,652,458
Shares issued to shareholders in payment of distributions declared	40,059,154	40,059,154	60,837,635	60,837,635
Shares redeemed	(6,942,133,981)	(6,942,133,981)	(23,433,559,021)	(23,433,559,021)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(263,087,405)	$(263,087,405)	(652,068,928)	$(652,068,928)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	841,207,647	$841,207,647	1,122,765,191	$1,122,765,191
Shares issued to shareholders in payment of distributions declared	28,819,143	28,819,143	37,377,237	37,377,237
Shares redeemed	(521,193,335)	(521,193,335)	(945,873,165)	(945,873,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	348,833,455	$348,833,455	214,269,263	$214,269,263

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,060,958,956	$1,060,958,956	2,293,404,017	$2,293,404,017
Shares issued to shareholders in payment of distributions declared	21,413,355	21,413,355	34,562,980	34,562,980
Shares redeemed	(1,016,988,983)	(1,016,988,983)	(2,411,114,116)	(2,411,114,116)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	65,383,328	$65,383,328	(83,147,119)	$(83,147,119)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	151,129,378	$151,129,378	(520,946,784)	$(520,946,784)

	Prime Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	97,394,642,218	$97,394,642,218	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	169,353,211	169,353,211	302,881,875	302,881,875
Shares redeemed	(97,780,413,711)	(97,780,413,711)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(216,418,282)	$(216,418,282)	(449,701,892)	$(449,701,892)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,135,733,893	$26,135,733,893	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	47,159,262	47,159,262	68,834,830	68,834,830
Shares redeemed	(25,553,059,810)	(25,553,059,810)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	629,833,345	$629,833,345	100,716,138	$100,716,138

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	282,151,082	$282,151,082	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	1,112,019	1,112,019	688,527	688,527
Shares redeemed	(205,490,522)	(205,490,522)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	77,772,579	$77,772,579	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	491,187,642	$491,187,642	(284,031,739)	$(284,031,739)

	Prime Value Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,269,326,991	$38,269,326,991	103,692,917,824	$103,692,917,824
Shares issued to shareholders in payment of distributions declared	143,078,964	143,078,964	246,934,132	246,934,132
Shares redeemed	(39,408,462,944)	(39,408,462,944)	(103,030,683,708)	(103,030,683,708)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(996,056,989)	$(996,056,989)	909,168,248	$909,168,248

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,497,871,170	$3,497,871,170	6,825,236,442	$6,825,236,442
Shares issued to shareholders in payment of distributions declared	38,671,412	38,671,412	46,250,432	46,250,432
Shares redeemed	(3,264,640,618)	(3,264,640,618)	(6,378,794,460)	(6,378,794,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	271,901,964	$271,901,964	492,692,414	$492,692,414

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,372,714,251	$5,372,714,251	10,859,282,101	$10,859,282,101
Shares issued to shareholders in payment of distributions declared	15,686,242	15,686,242	23,533,396	23,533,396
Shares redeemed	(4,989,584,178)	(4,989,584,178)	(10,624,629,835)	(10,624,629,835)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	398,816,315	$398,816,315	258,185,662	$258,185,662
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(325,338,710)	$(325,338,710)	1,660,046,324	$1,660,046,324

	Tax-Free Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,773,204,076	$20,773,204,076	56,791,571,131	$56,791,571,131
Shares issued to shareholders in payment of distributions declared	58,516,194	58,516,194	116,153,616	116,153,616
Shares redeemed	(20,405,001,463)	(20,405,001,463)	(59,426,864,922)	(59,426,864,922)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	426,718,807	$426,718,807	(2,519,140,175)	$(2,519,140,175)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,041,399,677	$5,041,399,677	8,432,719,509	$8,432,719,509
Shares issued to shareholders in payment of distributions declared	11,481,803	11,481,803	12,957,574	12,957,503
Shares redeemed	(3,973,601,247)	(3,973,601,247)	(8,452,594,250)	(8,452,594,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,079,280,233	$1,079,280,233	(6,917,167)	$(6,917,238)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,505,999,040	$1,505,999,040	(2,526,057,342)	$(2,526,057,413)

	Treasury Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,638,676,663	$20,638,676,663	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	76,796,056	76,796,056	122,359,876	122,359,876
Shares redeemed	(19,910,688,286)	(19,910,688,286)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	804,784,433	$804,784,433	686,286,370	$686,286,370

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,118,636,016	$10,118,636,016	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	25,696,794	25,696,794	38,022,724	38,022,724
Shares redeemed	(10,259,358,854)	(10,259,358,854)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(115,026,044)	$(115,026,044)	466,664,689	$466,664,689

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,387,715,985	$2,387,715,985	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	5,628,746	5,628,746	3,868,188	3,868,188
Shares redeemed	(2,322,998,872)	(2,322,998,872)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	70,345,859	$70,345,859	414,648,219	$414,648,219

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	807,723,120	$807,723,120	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	1,094,900	1,094,900	1,692,687	1,692,687
Shares redeemed	(747,698,946)	(747,698,946)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	61,119,074	$61,119,074	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	821,223,322	$821,223,322	1,910,648,576	$1,910,648,576

4. FEDERAL TAX INFORMATION

At July 31, 2006, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2013	Capital Loss Carryforward to Expire in 2014	Total Capital Loss Carryforward
Municipal Obligations Fund	--	$15,340	--	$ 15,340
Tax-Free Obligations Fund	$27,839	--	$187,991	$215,830

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the six months ended January 31, 2007, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,824,623
Government Obligations Tax-Managed Fund	$1,593,037
Municipal Obligations Fund	$3,214,616
Prime Cash Obligations Fund	$4,224,943
Prime Management Obligations Fund	$2,738,650
Prime Obligations Fund	$9,044,412
Prime Value Obligations Fund	$ 6,017,608
Tax-Free Obligations Fund	$3,564,427
Treasury Obligations Fund	$5,810,649

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust Shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $18,531 of fees paid by the Treasury Obligations Fund, and did not retain any fees paid by Government Obligations Fund and Prime Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Funds.

For the six months ended January 31, 2007, Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2007, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$3,613,292,000	$6,093,683,000
Tax-Free Obligations Fund	$6,181,765,000	$3,424,793,455

6. CONCENTRATION OF CREDIT RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Funds did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ending July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Funds no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's Fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the applicable Fund's prospectus, which contains facts concerning their objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N104	Cusip 60934N625	Cusip 60934N203
Cusip 60934N807	Cusip 60934N617	Cusip 60934N708
Cusip 60934N856	Cusip 60934N583	Cusip 60934N500
Cusip 60934N849	Cusip 60934N575	Cusip 60934N872
Cusip 60934N658	Cusip 60934N401	Cusip 608919833
Cusip 60934N641	Cusip 60934N880	Cusip 60934N112
25244 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/ (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--
January 31, 2007 [5]	$1.00	0.023	--		0.023	(0.023)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [6]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[6]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	[6]	0.038	(0.038)	--
January 31, 2007 [5]	$1.00	0.024	--		0.024	(0.024)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[6]	0.003	(0.003)	(0.00	) [6]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--
January 31, 2007 [5]	$1.00	0.023	--		0.023	(0.023)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 For the six months ended January 31, 2007 (unaudited).

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.003)	$1.00	0.25%	0.70	% [4]	0.55	% [4]	0.09	% [4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$104,260
(0.023)	$1.00	2.37%	0.68	% [4]	4.72	% [4]	0.09	% [4]	$241,523

(0.003)	$1.00	0.29%	0.70	% [4]	0.54	% [4]	0.09	% [4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$91,389
(0.024)	$1.00	2.38%	0.70	% [4]	4.69	% [4]	0.09	% [4]	$169,164

(0.003)	$1.00	0.25%	0.70	% [4]	0.43	% [4]	0.09	% [4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$791,547
(0.023)	$1.00	2.33%	0.70	% [4]	4.59	% [4]	0.08	% [4]	$852,664

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,023.70	$3.47
Prime Obligations Fund	$1,000	$1,023.80	$3.57
Treasury Obligations Fund	$1,000	$1,023.30	$3.57
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.78	$3.47
Prime Obligations Fund	$1,000	$1,021.68	$3.57
Treasury Obligations Fund	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.68%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	78.9%
U.S. Government Agency Securities	22.8%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.3	% [4]
8-30 Days	3.7%
31-90 Days	11.1%
91-180 Days	1.9%
181 Days or more	8.7%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 74.2% of the Fund's portfolio.

Government Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--22.8%
$15,000,000	[1]	Federal Home Loan Bank System Discount Note, 5.000%, 2/1/2007	$15,000,000
359,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/8/2007 - 4/4/2007	358,919,764
425,500,000		Federal Home Loan Bank System Notes, 4.750% - 5.580%, 2/1/2007 - 2/28/2008	425,454,017
347,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.010%, 2/6/2007 - 1/7/2008	340,382,006
405,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.235%, 2/7/2007 - 3/19/2007	404,932,192
282,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	281,609,460
185,000,000	[2]	Federal National Mortgage Association Floating Rate Note, 5.203%, 3/28/2007	184,910,943
387,001,000		Federal National Mortgage Association Notes, 3.875% - 5.410%, 5/15/2007 - 1/8/2008	386,421,195
284,298,000	[2]	Housing and Urban Development Floating Rate Note, 5.560%, 2/1/2007	284,298,000
		TOTAL GOVERNMENT AGENCIES	2,681,927,577
		REPURCHASE AGREEMENTS--78.9%
1,135,820,000		Interest in $2,675,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	1,135,820,000
415,000,000	[3]	Interest in $875,000,000 joint repurchase agreement 5.270%, dated 1/11/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $881,148,333 on 2/28/2007. The market value of the underlying securities at the end of the period was $895,169,503.	415,000,000
1,079,388,000		Interest in $4,200,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	1,079,388,000
585,770,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	585,770,000
260,933,000		Interest in $1,478,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	260,933,000
36,000,000		Interest in $36,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2034 for $36,005,280 on 2/1/2007. The market value of the underlying securities at the end of the period was $36,856,040.	36,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,050,154,292 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,077,745,457.	550,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$920,000,000		Interest in $1,840,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,840,269,867 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,876,800,001.	$920,000,000
650,000,000		Interest in $1,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2037 for $1,300,191,028 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,327,433,312.	650,000,000
578,198,000		Interest in $3,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	578,198,000
45,000,000		Interest in $125,000,000 joint repurchase agreement 5.080%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	45,000,000
300,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	300,000,000
863,059,000		Interest in $1,863,059,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $1,863,332,249 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,918,953,303.	863,059,000
340,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.340%, dated 9/6/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	340,000,000
860,200,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	860,200,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.180%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	25,000,000
150,000,000		Interest in $700,000,000 joint repurchase agreement 5.250%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	150,000,000
360,000,000		Interest in $850,000,000 joint repurchase agreement 5.280%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $850,124,667 on 2/1/2007. The market value of the underlying securities at the end of the period was $867,314,965.	360,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/20/2037 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,143,622.	121,000,000
		TOTAL REPURCHASE AGREEMENTS	9,275,368,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	11,957,295,577
		OTHER ASSETS AND LIABILITIES - NET--(1.7%)	(198,775,447)
		TOTAL NET ASSETS--100%	$11,758,520,130

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.1%
Variable Rate Demand Instruments	37.4%
Bank Instruments	12.1%
Repurchase Agreements	8.6%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.8	% [4]
8-30 Days	27.6%
31-90 Days	15.9%
91-180 Days	7.1%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.1% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.0%
$108,649,440	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$108,649,440
34,819,702		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	34,819,702
11,219,079	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	11,219,079
23,508,033	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	23,508,033
17,696,730	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	17,696,730
16,841,316	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	16,841,316
		TOTAL	212,734,300
		Finance - Equipment--0.6%
948,423		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	948,423
69,159,807		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	69,159,807
595,277		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	595,277
40,270,447		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	40,270,447
16,607,529		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	16,607,529
13,387,481		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	13,387,481
		TOTAL	140,968,964
		TOTAL ASSET-BACKED SECURITIES	353,703,264
		CERTIFICATES OF DEPOSIT--8.0%
		Banking--8.0%
212,500,000		Barclays Bank PLC, 5.310% - 5.420%, 4/9/2007- 1/25/2008	212,500,000
95,000,000		Calyon, Paris, 5.260% - 5.355%, 4/11/2007 - 4/30/2007	95,000,580
178,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	178,000,000
469,000,000		Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 1/18/2008	469,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,983,338
136,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	136,000,000
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,940,189
420,250,000		Toronto Dominion Bank, 5.295% - 5.600%, 2/12/2007 - 8/3/2007	420,266,085
		TOTAL CERTIFICATES OF DEPOSIT	1,729,140,192
		COLLATERALIZED LOAN AGREEMENTS--9.2%
		Banking--2.3%
65,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	65,000,000
330,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	330,000,000
100,000,000		IXIS Financial Products Inc., 5.310% 2/1/2007	100,000,000
		TOTAL	495,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--6.9%
$353,000,000		Citigroup Global Markets, Inc., 5.413% 2/1/2007	$353,000,000
729,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 2/1/2007	729,000,000
400,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	400,000,000
		TOTAL	1,482,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,977,000,000
		COMMERCIAL PAPER--26.4% [3]
		Banking--5.1%
137,000,000		Bank of America Corp., 5.210% - 5.240%, 3/5/2007 - 4/24/2007	135,519,322
29,460,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.270%, 4/11/2007	29,162,429
1,190,000		Benedictine Living Communities, Inc., 5.270%, 4/11/2007	1,177,980
45,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	44,413,712
146,520,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.304%, 3/8/2007 - 4/4/2007	145,651,226
103,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	101,482,467
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.320%, 2/5/2007	15,235,000
323,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	317,845,239
315,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.215% - 5.255%, 2/12/2007 - 5/8/2007	312,649,060
		TOTAL	1,103,136,435
		Finance - Automotive--4.9%
158,212,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240% - 5.250%, 4/5/2007 - 4/18/2007	156,571,039
23,326,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.270%, 2/6/2007	23,308,927
621,059,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.310%, 2/5/2007 - 7/23/2007	613,090,070
267,690,000		FCAR Auto Loan Trust, A1/P1 Series, 5.260% - 5.310%, 2/12/2007 - 3/23/2007	266,539,840
		TOTAL	1,059,509,876
		Finance - Commercial--1.1%
151,000,000		CIT Group, Inc., 5.200% - 5.250%, 4/24/2007 - 7/16/2007	147,636,210
40,002,000	[1,2]	Edison Asset Securitization LLC, 5.170%, 4/5/2007	39,640,082
50,000,000	[1,2,4]	Versailles CDS LLC, 5.285%, 3/2/2007	49,787,132
		TOTAL	237,063,424
		Finance - Retail--5.4%
125,000,000	[1,2]	Amsterdam Funding Corp., 5.285%, 2/9/2007	124,853,194
100,000,000	[1,2]	Chariot Funding LLC, 5.260%, 2/12/2007	99,839,278
20,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	19,877,267
630,500,000	[1,2]	Paradigm Funding LLC, 5.180% - 5.275%, 2/6/2007 - 7/19/2007	626,358,611
228,980,000	[1,2]	Sheffield Receivables Corp., 5.250% - 5.280%, 2/14/2007 - 4/26/2007	227,269,416
60,000,000	[1,2]	Tulip Funding Corp., 5.260%, 2/8/2007	59,938,633
		TOTAL	1,158,136,399
		Finance - Securities--9.2%
560,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	558,188,175
529,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.285%, 2/5/2007 - 7/20/2007	525,180,968
117,941,000	[1,2]	KLIO Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/12/2007	117,193,315
297,001,000	[1,2]	KLIO II Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/18/2007	294,817,050
65,000,000	[1,2]	Perry Global Funding LLC Series A, 5.245%, 4/12/2007	64,337,090
109,260,000	[1,2]	Scaldis Capital LLC, 5.250% - 5.265%, 2/9/2007 - 4/25/2007	107,997,637
264,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.180% - 5.265%, 2/13/2007 - 7/11/2007	260,045,306
50,000,000	[1,2]	Three Rivers Funding Corp., 5.275%, 2/8/2007	49,948,715
		TOTAL	1,977,708,256
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Insurance--0.7%
$158,000,000	[1,2]	Aspen Funding Corp., 5.250% - 5.275%, 2/13/2007 - 5/2/2007	$156,585,517
		TOTAL COMMERCIAL PAPER	5,692,139,907
		CORPORATE NOTES--4.6%
		Banking--1.6%
80,000,000		Deutsche Bank AG, 5.400%, 12/12/2007	80,000,000
70,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	70,000,000
31,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	31,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	343,000,000
		Brokerage--0.2%
40,000,000		Goldman Sachs Group, Inc., 5.403%, 2/20/2007	40,000,000
		Finance - Securities--2.5%
284,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000% - 5.420%, 3/9/2007 - 9/17/2007	284,000,000
262,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.000% - 5.320%, 3/8/2007 - 10/12/2007	262,495,408
		TOTAL	546,495,408
		Insurance--0.3%
60,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	60,000,000
		TOTAL CORPORATE NOTES	989,495,408
		GOVERNMENT AGENCIES--0.5%
		Government Agency--0.5%
100,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	100,000,000
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 2/20/2007	55,500,000
		NOTES - VARIABLE--37.4% [5]
		Banking--16.1%
4,835,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	4,835,000
1,350,000		Advanced Labelworx, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,350,000
4,620,000		AlaTrade Foods LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,620,000
685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 2/1/2007	3,495,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,075,000
800,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	800,000
7,000,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.400%, 2/1/2007	7,000,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 2/7/2007	12,000,000
3,940,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 2/1/2007	3,940,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	230,000,000
5,545,000		Baldwin County Sewer Service LLC, Series 2002, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	5,545,000
160,000,000		Bank of America N.A., 5.363%, 2/1/2007	160,000,000
63,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	63,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	$73,000,000
125,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	124,992,226
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.420%, 2/7/2007	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.420%, 2/7/2007	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	4,910,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, Series 2006-A, (Wells Fargo Bank, N.A. LOC), 5.320%, 2/1/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I & II Project, Series 2006, (SunTrust Bank LOC), 5.360%, 2/7/2007	5,600,000
10,188,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	10,188,000
2,402,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,402,000
17,311,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	17,311,000
1,277,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
1,073,000		Capital One Funding Corp., Series 1994-D, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,073,000
2,210,000		Capital One Funding Corp., Series 1995-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,210,000
1,277,000		Capital One Funding Corp., Series 1995-F, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
2,905,000		Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,905,000
7,112,000		Capital One Funding Corp., Series 2001-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	7,112,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	6,350,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 2/1/2007	3,230,000
795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.360%, 2/7/2007	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	10,800,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.520%, 2/2/2007	8,300,000
32,900,000		Cook County, IL, Series 2002 A, 5.340%, 2/7/2007	32,900,000
5,095,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 2/1/2007	5,095,000
63,500,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	63,500,000
8,000,000		Credit Suisse, Zurich, 5.360%, 4/24/2007	8,000,191
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 2/1/2007	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.320%, 2/1/2007	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	2,570,000
7,410,000		Eastridge Christian Assembly, Series 2004, (U.S. Bank, N.A. LOC), 5.340%, 2/1/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	3,200,000
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.410%, 2/1/2007	1,000,000
13,080,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	13,080,000
1,350,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	1,350,000
36,800,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000 A, (U.S. Bank, N.A. LOC), 5.410%, 2/1/2007	36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.360%, 2/1/2007	13,850,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$5,615,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	$5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	399,000,975
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	369,701,553
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	10,150,000
8,000,000		Iowa Finance Authority, (GTD by Marshall & Ilsley Bank, Milwaukee), 5.350%, 2/1/2007	8,000,000
85,000,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 2/7/2007	3,575,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 2/1/2007	15,000,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	2,945,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	1,800,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/2/2007	4,655,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	11,250,000
4,595,000		M & C Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,595,000
450,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.520%, 2/1/2007	450,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.420%, 2/6/2007	11,775,000
17,440,000		Massachusetts State Development Finance Agency, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 2/7/2007	17,440,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 2/12/2007 - 2/15/2007	74,999,145
1,783,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,783,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	8,710,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 2/7/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol, LLC Series 2006, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	110,000,000
15,000,000		National City Bank, Ohio, 5.400%, 2/1/2007	15,009,304
5,775,000		North American Gulf Terminals, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.310%, 2/1/2007	5,775,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 2/1/2007	11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	81,800,000
9,790,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	9,790,000
4,800,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.360%, 2/1/2007	4,800,000
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 2/1/2007	4,940,000
4,310,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.400%, 2/1/2007	4,310,000
31,050,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 2/1/2007	31,050,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 2/7/2007	6,650,000
5,500,000		Pinellas County, FL IDA, Eurobake Project, Series 2005, (SunTrust Bank LOC), 5.360%, 2/7/2007	5,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.350%, 2/1/2007	$14,500,000
792,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	792,000
5,400,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,400,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.360%, 2/7/2007	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	108,000,000
32,180,000		Rush Medical Foundation, Series 2006, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	32,180,000
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 2/1/2007	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 2/7/2007	3,590,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	50,000,000
11,205,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.370%, 2/1/2007	11,205,000
52,685,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	52,685,000
2,880,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.330%, 2/1/2007	2,880,000
1,100,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.620%, 2/1/2007	1,100,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.520%, 2/1/2007	1,755,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	6,050,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.363%, 3/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-2 Tranche #1, (GTD by Wachovia Corp.), 5.365%, 3/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (GTD by Wachovia Corp.), 5.360%, 3/15/2007	25,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	1,100,000
2,376,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	2,376,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.350%, 2/1/2007	1,245,000
13,385,000		Wachovia Corp., 5.410%, 2/22/2007	13,392,323
195,250,000		Wells Fargo & Co., 5.385%, 2/2/2007	195,250,040
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 2/1/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	25,000,000
9,610,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.420%, 2/1/2007	9,610,000
4,540,000		William Morris Realty Montgomery LLC, (Regions Bank, Alabama LOC), 5.380%, 2/1/2007	4,540,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.360%, 2/1/2007	34,345,000
		TOTAL	3,473,566,757
		Brokerage--8.3%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	50,001,161
374,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 2/26/2007	374,000,000
240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	240,000,155
1,121,800,000		Morgan Stanley, 5.363% - 5.410%, 2/1/2007 - 2/27/2007	1,121,801,444
		TOTAL	1,785,802,760
		Electrical Equipment--0.3%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.290%, 2/1/2007	2,345,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.310%, 2/5/2007	58,656,672
		TOTAL	61,001,672
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Finance - Commercial--2.0%
$436,100,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	$436,100,000
		Finance - Retail--3.8%
332,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007 - 2/20/2007	331,975,156
167,500,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	167,498,704
325,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	325,000,000
		TOTAL	824,473,860
		Finance - Securities--1.8%
123,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.345%, 2/1/2007 - 3/20/2007	122,996,747
275,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.413%, 2/1/2007	274,998,732
		TOTAL	397,995,479
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.310%, 2/1/2007	7,945,000
46,185,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	46,185,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.330%, 2/1/2007	5,350,000
		TOTAL	59,480,000
		Insurance--3.4%
20,000,000		Albuquerque, NM, Series 2000 A, (INS by MBIA Insurance Corp.), 5.300%, 2/7/2007	20,000,000
54,000,000		Genworth Life Insurance Co., 5.459%, 3/1/2007	54,000,000
50,000,000		Hartford Life Insurance Co., 5.539% - 5.541%, 2/1/2007 - 3/1/2007	50,000,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 2/21/2007	43,997,198
66,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 2/16/2007 - 3/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.480% - 5.491%, 2/1/2007 - 4/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.440% - 5.510%, 2/1/2007 - 2/28/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	110,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	30,005,211
125,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 4/2/2007	125,000,000
		TOTAL	724,002,409
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	205,500,000
		Pharmaceuticals & Health Care--0.4%
89,485,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 2/1/2007	89,485,424
		TOTAL NOTES -- VARIABLE	8,057,408,361
		TIME DEPOSITS--4.1%
		Banking--4.1%
190,000,000		Chase Bank USA, N.A., 5.313%, 2/1/2007	190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 2/1/2007	140,000,000
350,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 2/1/2007	350,000,000
200,000,000		Societe Generale, Paris, 5.293%, 2/1/2007	200,000,000
		TOTAL TIME DEPOSITS	880,000,000
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	$65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--8.6%
$150,000,000		Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	150,000,000
902,605,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	902,605,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	150,000,000
40,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	40,000,000
60,000,000		Interest in $100,000,000 joint repurchase agreement 5.18%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	60,000,000
550,000,000		Interest in $700,000,000 joint repurchase agreement 5.25%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	550,000,000
		TOTAL REPURCHASE AGREEMENTS	1,852,605,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [6]	21,822,051,423
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(260,444,575)
		TOTAL NET ASSETS--100%	$21,561,606,848
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $7,966,465,576, which represented 36.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $7,857,816,136, which represented 36.4% of total net assets.

3 Discount rate at the time of purchase.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.3%
8-30 Days	15.0%
31-90 Days	4.4%
91-180 Days	0.0%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of investments

January 31, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.2%
$400,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $400,058,111 on 2/1/2007. The market value of the underlying securities at the end of the period was $408,000,752.	$400,000,000
395,773,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007.The market value of the underlying securities at the end of the period was $1,507,560,837.	395,773,000
391,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/16/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/31/2011 for $502,455,556 on 2/20/2007. The market value of the underlying securities at the end of the period was $511,105,329.	391,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $503,033,333 on 2/15/2007. The market value of the underlying securities at the end of the period was $510,000,086.	486,000,000
486,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,961,111 on 2/15/2007. The market value of the underlying securities at the end of the period was $511,989,289.	486,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,115.	728,000,000
500,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2015 for $500,072,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $512,177,204.	500,000,000
100,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 5/15/2013 for $100,014,528 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,001,270.	100,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,148,184.	1,000,000,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 8/15/2028 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,002,551.	250,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $100,014,250 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,000,517.	96,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	700,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,147.	1,000,000,000
1,228,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,500,217,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,607.	1,228,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000	[1]	Repurchase agreement 5.20%, dated 1/4/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 1/31/2012 for $252,491,667 on 3/15/2007. The market value of the underlying securities at the end of the period was $256,142,718.	$250,000,000
728,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,497.	728,000,000
200,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $200,029,056 on 2/1/2007. The market value of the underlying securities at the end of the period was $204,004,604.	200,000,000
1,000,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2021 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,022.	1,000,000,000
928,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	928,000,000
852,000,000	[1]	Interest in $975,000,000 joint repurchase agreement 5.23%, dated 1/23/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $979,249,375 on 2/23/2007. The market value of the underlying securities at the end of the period was $994,501,403.	852,000,000
239,676,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001.	239,676,000
250,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2019 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,840.	250,000,000
135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $156,326,127.	135,000,000
177,110,000		Interest in $181,110,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 11/15/2008 for $181,135,808 on 2/1/2007. The market value of the underlying security at the end of the period was $184,732,798.	177,110,000
1,800,000,000		Repurchase agreement 5.23%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2026 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,003,193.	1,800,000,000
136,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $156,983,768.	136,000,000
268,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $313,964,453.	268,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $113,946,214.	84,500,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [2]	14,809,059,000
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(27,066,428)
		TOTAL NET ASSETS--100%	$14,781,992,572

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

January 31, 2007 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$9,275,368,000	$1,852,605,000	$14,809,059,000
Investments in securities	2,681,927,577	19,969,446,423	--
Total investments in securities, at amortized cost and value	$11,957,295,577	$21,822,051,423	$14,809,059,000
Income receivable	34,352,410	102,411,341	21,088,311
Receivable for shares sold	1,096,864	1,818,549	242,305
TOTAL ASSETS	11,992,744,851	21,926,281,313	14,830,389,616
Liabilities:
Payable for investments purchased	55,000,000	--	--
Payable for shares redeemed	153,448,792	291,667,510	167,613
Payable to bank	475,253	12,237,856	2,320,108
Payable for distribution services fee (Note 4)	75,720	33,413	186,738
Payable for shareholder services fee (Note 4)	819,703	1,337,114	1,208,464
Income distribution payable	24,262,634	59,101,565	44,116,788
Accrued expenses	142,619	297,007	397,333
TOTAL LIABILITIES	234,224,721	364,674,465	48,397,044
TOTAL NET ASSETS	$11,758,520,130	$21,561,606,848	$14,781,992,572
Net Assets Consist of:
Paid-in capital	$11,758,544,864	$21,561,670,957	$14,782,021,702
Distributions in excess of net investment income	(24,734)	(64,109)	(29,130)
TOTAL NET ASSETS	$11,758,520,130	$21,561,606,848	$14,781,992,572
Net Assets:
Institutional Shares	$7,249,531,665	$14,934,483,930	$7,224,264,930
Institutional Service Shares	3,753,901,082	6,457,958,599	5,597,242,190
Institutional Capital Shares	513,564,193	--	1,107,821,347
Trust Shares	241,523,190	169,164,319	852,664,105
TOTAL NET ASSETS	$11,758,520,130	$21,561,606,848	$14,781,992,572
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	7,249,322,182	14,934,319,705	7,224,016,622
Institutional Service Shares	3,754,168,928	6,458,191,029	5,597,564,793
Institutional Capital Shares	513,572,320	--	1,107,671,652
Trust Shares	241,481,442	169,159,735	852,768,635
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2007 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$306,886,689	$602,799,082	$380,259,557
Expenses:
Investment adviser fee (Note 4)	11,468,959	22,392,915	14,412,162
Administrative personnel and services fee (Note 4)	4,559,608	8,902,701	5,729,854
Account administration fee--Institutional Service Shares	23,595	597,755	517,967
Account administration fee--Institutional Capital Shares	234,940	--	1,837
Account administration fee--Trust Shares	246,039	186,431	1,047,711
Custodian fees	230,384	484,199	296,100
Transfer and dividend disbursing agent fees and expenses	181,969	185,280	80,199
Directors'/Trustees' fees	51,237	116,400	61,900
Auditing fees	9,365	9,365	9,365
Legal fees	6,287	7,749	6,883
Portfolio accounting fees	99,676	93,619	99,603
Distribution services fee--Trust Shares (Note 4)	274,810	187,286	1,083,688
Shareholder services fee--Institutional Service Shares (Note 4)	4,230,522	7,465,624	6,458,826
Shareholder services fee--Institutional Capital Shares (Note 4)	198,656	--	526,666
Share registration costs	78,746	31,864	33,044
Printing and postage	23,749	32,892	19,940
Insurance premiums	29,076	57,791	38,284
Miscellaneous	25,010	36,193	26,822
TOTAL EXPENSES	21,972,628	40,788,064	30,450,851
Waivers (Note 4):
Waiver of investment adviser fee	(4,824,623)	(9,044,412)	(5,810,649)
Waiver of administrative personnel and services fee	(189,936)	(371,001)	(238,821)
TOTAL WAIVERS	(5,014,559)	(9,415,413)	(6,049,470)
Net expenses	16,958,069	31,372,651	24,401,381
Net investment income	$289,928,620	$571,426,431	$355,858,176

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$289,928,620	$397,053,749	$571,426,431	$904,113,642
Net realized gain on investments	--	--	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	289,928,620	397,053,749	571,426,431	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(185,928,793)	(256,450,437)	(408,766,007)	(684,227,011)
Institutional Service Shares	(87,746,242)	(122,791,609)	(159,181,984)	(218,509,885)
Institutional Capital Shares	(11,221,980)	(14,901,586)	--	--
Trust Shares	(5,162,739)	(2,835,807)	(3,510,430)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(290,059,754)	(396,979,439)	(571,458,421)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	51,971,827,374	121,622,215,277	123,812,527,193	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	150,525,679	214,926,107	217,624,492	372,405,232
Cost of shares redeemed	(50,958,488,207)	(120,077,728,527)	(123,538,964,043)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	1,759,412,857	491,187,642	(284,031,739)
Change in net assets	1,163,733,712	1,759,487,167	491,155,652	(284,416,275)
Net Assets:
Beginning of period	10,594,786,418	8,835,299,251	21,070,451,196	21,354,867,471
End of period	$11,758,520,130	$10,594,786,418	$21,561,606,848	$21,070,451,196
Undistributed (distributions in excess of) net investment income	$(24,734)	$106,400	$(64,109)	$(32,119)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$355,858,176	$521,905,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(174,073,490)	(257,475,405)
Institutional Service Shares	(135,550,709)	(208,686,308)
Institutional Capital Shares	(26,285,041)	(31,673,738)
Trust Shares	(19,918,946)	(24,128,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(355,828,186)	(521,964,298)
Share Transactions:
Proceeds from sale of shares	33,952,751,784	73,461,176,690
Net asset value of shares issued to shareholders in payment of distributions declared	109,216,496	165,943,475
Cost of shares redeemed	(33,240,744,958)	(71,716,471,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	821,223,322	1,910,648,576
Change in net assets	821,253,312	1,910,589,456
Net Assets:
Beginning of period	13,960,739,260	12,050,149,804
End of period	$14,781,992,572	$13,960,739,260
Distributions in excess of net investment income	$(29,130)	$(59,120)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of each Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$108,649,440

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,991,691,924	$39,991,691,924	102,883,407,350	$102,883,407,350
Shares issued to shareholders in payment of distributions declared	94,421,428	94,421,428	137,243,183	137,243,183
Shares redeemed	(39,456,419,096)	(39,456,419,096)	(102,122,900,107)	(102,122,900,107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	629,694,256	$629,694,256	897,750,426	$897,750,426

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,766,404,679	$9,766,404,679	17,728,529,559	$17,728,529,559
Shares issued to shareholders in payment of distributions declared	43,075,127	43,075,127	62,429,858	62,429,858
Shares redeemed	(9,548,688,019)	(9,548,688,019)	(17,057,295,017)	(17,057,295,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	260,791,787	$260,791,787	733,664,400	$733,664,400

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	368,393,090	$368,393,090	571,379,890	$571,379,890
Shares issued to shareholders in payment of distributions declared	11,080,935	11,080,935	14,800,977	14,800,977
Shares redeemed	(243,330,610)	(243,330,610)	(507,373,473)	(507,373,473)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	136,143,415	$136,143,415	78,807,394	$78,807,394

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,845,337,681	$1,845,337,681	438,898,478	$438,898,478
Shares issued to shareholders in payment of distributions declared	1,948,189	1,948,189	452,089	452,089
Shares redeemed	(1,710,050,482)	(1,710,050,482)	(390,159,930)	(390,159,930)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	137,235,388	$137,235,388	49,190,637	$49,190,637
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,163,864,846	$1,163,864,846	1,759,412,857	$1,759,412,857

	Prime Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	97,394,642,218	$97,394,642,218	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	169,353,211	169,353,211	302,881,875	302,881,875
Shares redeemed	(97,780,413,711)	(97,780,413,711)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(216,418,282)	$(216,418,282)	(449,701,892)	$(449,701,892)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,135,733,893	$26,135,733,893	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	47,159,262	47,159,262	68,834,830	68,834,830
Shares redeemed	(25,553,059,810)	(25,553,059,810)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	629,833,345	$629,833,345	100,716,138	$100,716,138

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	282,151,082	$282,151,082	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	1,112,019	1,112,019	688,527	688,527
Shares redeemed	(205,490,522)	(205,490,522)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	77,772,579	$77,772,579	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	491,187,642	$491,187,642	(284,031,739)	$(284,031,739)

	Treasury Obligations Fund
	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,638,676,663	$20,638,676,663	44,165,575,744	$44,165,575,744
Shares issued to shareholders in payment of distributions declared	76,796,056	76,796,056	122,359,876	122,359,876
Shares redeemed	(19,910,688,286)	(19,910,688,286)	(43,601,649,250)	(43,601,649,250)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	804,784,433	$804,784,433	686,286,370	$686,286,370

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,118,636,016	$10,118,636,016	22,364,859,502	$22,364,859,502
Shares issued to shareholders in payment of distributions declared	25,696,794	25,696,794	38,022,724	38,022,724
Shares redeemed	(10,259,358,854)	(10,259,358,854)	(21,936,217,537)	(21,936,217,537)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(115,026,044)	$(115,026,044)	466,664,689	$466,664,689

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,387,715,985	$2,387,715,985	5,366,080,952	$5,366,080,952
Shares issued to shareholders in payment of distributions declared	5,628,746	5,628,746	3,868,188	3,868,188
Shares redeemed	(2,322,998,872)	(2,322,998,872)	(4,955,300,921)	(4,955,300,921)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	70,345,859	$70,345,859	414,648,219	$414,648,219

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	807,723,120	$807,723,120	1,564,660,492	$1,564,660,492
Shares issued to shareholders in payment of distributions declared	1,094,900	1,094,900	1,692,687	1,692,687
Shares redeemed	(747,698,946)	(747,698,946)	(1,223,303,881)	(1,223,303,881)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	61,119,074	$61,119,074	343,049,298	$343,049,298
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	821,223,322	$821,223,322	1,910,648,576	$1,910,648,576

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the six months ended January 31, 2007, the Adviser waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$4,824,623
Prime Obligations Fund	$9,044,412
Treasury Obligations Fund	$5,810,649

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of each Fund.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust Shares to finance activities intended to result in the sale of the Trust Shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended January 31, 2007, FSC retained $18,531 of fees paid by Treasury Obligations Fund, and did not retain any fees paid by Government Obligations Fund and Prime Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time.
For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Funds.
For the six months ended January 31, 2007, Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Funds did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Funds' independent registered public accounting firm for the fiscal year ending July 31, 2007. The Funds' previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Funds' financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending July 31, 2007. During the Funds' fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Funds nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Funds no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the Fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the Fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the Fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

30075 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007		Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.035	0.009
Less Distributions:
Distributions from net investment income	(0.022)		(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	2.23%		3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00	% [3]
Net investment income	4.39	% [3]	3.47%	2.26	% [3]
Expense waiver/reimbursement [4]	0.32	% [3]	0.33%	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,159,637		$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007		Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.034	0.009
Less Distributions:
Distributions from net investment income	(0.022)		(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	2.20%		3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00	% [3]
Net investment income	4.33	% [3]	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,382,671		$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007		Year Ended 7/31/2006	Period Ended 7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.022	0.007
Less Distributions:
Distributions from net investment income	(0.014)		(0.022)	(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	1.35%		2.20%	0.67%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00	% [3]
Net investment income	2.66	% [3]	2.17%	1.63	% [3]
Expense waiver/reimbursement [4]	0.39	% [3]	0.39%	0.51	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$421,883		$403,322	$442,515

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,022.30	$5.10
Federated Government Reserves Fund	$1,000	$1,022.00	$5.10
Federated Municipal Trust	$1,000	$1,013.50	$5.08
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,020.16	$5.09
Federated Government Reserves Fund	$1,000	$1,020.16	$5.09
Federated Municipal Trust	$1,000	$1,020.16	$5.09

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	58.3%
Variable Rate Demand Instruments	29.7%
Bank Instruments	9.4%
Repurchase Agreements	2.3%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.4% [4]
8-30 Days	29.4%
31-90 Days	22.1%
91-180 Days	8.1%
181 Days or more	5.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.6% of the Fund's portfolio.

Federated Capital reserves fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Finance - Automotive--1.1%
$36,216,480	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$36,216,480
19,499,033		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	19,499,033
18,698,466	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	18,698,466
5,877,008	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007	5,877,008
10,755,661		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	10,755,661
13,272,547	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	13,272,547
		TOTAL	104,319,195
		Finance - Equipment--0.4%
216,464		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	216,464
6,643,012		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	6,643,012
14,902,093	[1,2]	Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007	14,902,093
10,905,138	[1,2]	Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007	10,905,138
		TOTAL	32,666,707
		Finance - Retail--0.6%
31,500,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	31,500,000
25,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	25,000,000
		TOTAL	56,500,000
		TOTAL ASSET-BACKED SECURITIES	193,485,902
		BANK NOTES--0.8%
		Banking--0.8%
70,000,000		Bank of America N.A., 5.305%, 5/9/2007	70,000,000
		TOTAL BANK NOTES	70,000,000
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
74,300,000		Barclays Bank PLC, 5.370% - 5.420%, 5/24/2007 - 1/25/2008	74,300,000
31,000,000		Calyon, Paris, 5.279%, 4/30/2007	31,000,359
50,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	50,000,000
94,700,000		Credit Suisse, Zurich, 4.860% - 5.410%, 2/5/2007 - 1/14/2008	94,697,648
96,000,000		DePfa Bank PLC, 5.320% - 5.410%, 2/12/2007 - 7/12/2007	96,000,000
55,000,000		HBOS Treasury Services PLC, 5.192% - 5.284%, 4/11/2007 - 5/15/2007	55,000,000
95,000,000		Huntington National Bank, Columbus, OH, 5.340% - 5.360%, 4/5/2007 - 5/11/2007	95,000,000
54,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	54,000,000
155,000,000		Toronto Dominion Bank, 5.226% - 5.522%, 2/12/2007 - 8/3/2007	155,013,064
50,000,000		Washington Mutual Bank, 5.330%, 2/16/2007	50,000,000
30,000,000		Wilmington Trust Co., 5.310%, 3/12/2007	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	785,011,071
		COLLATERALIZED LOAN AGREEMENTS--19.3%
		Banking--10.1%
180,000,000		Barclays Capital, Inc., 5.478%, 2/1/2007	180,000,000
225,000,000		BNP Paribas Securities Corp., 5.498%, 2/1/2007	225,000,000
170,000,000		Credit Suisse First Boston LLC, 5.467%, 2/1/2007	170,000,000
350,000,000		HSBC Securities (USA), Inc., 5.488%, 2/1/2007	350,000,000
		TOTAL	925,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.2%
$285,000,000		Citigroup Global Markets, Inc., 5.437% - 5.488%, 2/1/2007	$285,000,000
300,000,000		Goldman Sachs & Co., 5.488%, 2/1/2007	300,000,000
260,000,000		Morgan Stanley & Co., Inc., 5.488%, 2/1/2007	260,000,000
		TOTAL	845,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,770,000,000
		COMMERCIAL PAPER--29.2% [3]
		Aerospace/Auto--1.6%
92,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.381% - 5.392%, 2/6/2007 - 4/24/2007	91,035,296
56,100,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 5.344% - 5.407%, 2/13/2007 - 3/2/2007	55,879,726
		TOTAL	146,915,022
		Banking--6.8%
83,000,000		Bank of America Corp., 5.330%, 3/5/2007	82,613,773
50,000,000		Citigroup Funding, Inc., 5.341%, 5/1/2007	49,348,570
16,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 5.185%, 4/10/2007	15,849,373
153,000,000		DePfa Bank PLC, 5.325% - 5.332%, 2/2/2007 - 2/20/2007	152,734,282
79,600,000	[1,2]	Fountain Square Commercial Funding Corp., 5.317% - 5.340%, 3/6/2007 - 3/21/2007	79,079,324
44,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 5.340%, 5/14/2007	43,351,733
134,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 5.320% - 5.337%, 3/13/2007 - 10/5/2007	131,577,988
57,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.412%, 2/12/2007	56,908,301
10,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 5.303%, 3/1/2007	9,958,933
		TOTAL	621,422,277
		Consumer Products--0.8%
73,500,000	[1,2]	Fortune Brands, Inc., 5.353% - 5.400%, 2/5/2007 - 4/25/2007	72,976,856
		Finance - Automotive--5.7%
92,300,000		DaimlerChrysler North America Holding Corp., 5.378% - 5.450%, 2/12/2007 - 4/26/2007	91,435,178
191,800,000		FCAR Auto Loan Trust, A1/P1 Series, 5.349% - 5.455%, 2/12/2007 - 3/23/2007	191,057,511
242,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.309% - 5.434%, 2/5/2007 - 7/23/2007	239,254,649
		TOTAL	521,747,338
		Finance - Commercial--0.3%
23,000,000		CIT Group, Inc., 5.349%, 3/21/2007	22,839,613
		Finance - Equipment--0.3%
26,000,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 5.377% - 5.394%, 2/6/2007 - 2/16/2007	25,963,017
		Finance - Retail--5.8%
30,000,000	[1,2]	Amsterdam Funding Corp., 5.430%, 2/9/2007	29,964,767
25,000,000	[1,2]	Compass Securitization LLC, 5.330%, 3/15/2007	24,846,583
138,000,000		Countrywide Financial Corp., 5.320% - 5.324%, 2/15/2007 - 3/9/2007	137,424,967
169,000,000	[1,2]	Paradigm Funding LLC, 5.336% - 5.348%, 2/6/2007 - 7/19/2007	165,480,616
125,000,000	[1,2]	Sheffield Receivables Corp., 5.301% - 5.317%, 3/23/2007 - 4/26/2007	123,963,889
50,000,000	[1,2]	Yorktown Capital LLC, 5.353%, 2/27/2007	49,808,611
		TOTAL	531,489,433
		Finance - Securities--6.1%
75,000,000	[1,2]	Georgetown Funding Co. LLC, 5.317%, 3/19/2007	74,713,458
211,000,000	[1,2]	Grampian Funding LLC, 5.348% - 5.428%, 2/5/2007 - 7/20/2007	209,073,473
72,729,000	[1,2]	KLIO Funding Ltd., 5.307% - 5.314%, 2/28/2007 - 4/11/2007	72,302,289
134,000,000	[1,2]	KLIO II Funding Ltd., 5.305% - 5.326%, 3/2/2007 - 4/17/2007	132,884,750
24,085,000	[1,2]	Scaldis Capital LLC, 5.310%, 4/10/2007	23,846,612
50,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.328% - 5.417%, 5/21/2007- 7/11/2007	49,029,344
		TOTAL	561,849,926
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--0.3%
$25,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.355%, 2/23/2007	$24,918,569
		Metal--0.2%
16,000,000		Alcoa, Inc., 5.340%, 3/5/2007	15,925,049
		Oil & Oil Finance--0.1%
13,000,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (Guaranteed by ConocoPhillips Co.), 5.367% - 5.368%, 3/19/2007 - 3/27/2007	12,899,807
		Publishing & Printing--1.0%
91,000,000	[1,2]	Gannett Co., Inc., 5.348% - 5.367%, 3/1/2007 - 3/13/2007	90,561,062
		Retail--0.2%
20,000,000	[1,2]	Safeway Inc., 5.381%, 2/1/2007	20,000,000
		TOTAL COMMERCIAL PAPER	2,669,507,969
		CORPORATE NOTES--5.6%
		Banking--1.2%
15,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	15,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
45,000,000		UBS AG, 5.400%, 11/28/2007	45,000,000
		TOTAL	107,000,000
		Brokerage--1.2%
110,000,000		Goldman Sachs Group, Inc., 5.403% - 5.433%, 12/18/2007 - 1/16/2008	110,000,000
		Finance - Securities--2.7%
131,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 4.934% - 5.420%, 3/9/2007 - 9/17/2007	131,000,000
118,500,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 4.934% - 5.375%, 3/8/2007 - 2/4/2008	118,500,000
		TOTAL	249,500,000
		Insurance--0.5%
48,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	48,000,000
		TOTAL CORPORATE NOTES	514,500,000
		GOVERNMENT AGENCIES--0.3%
		Government Agency--0.3%
30,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	30,000,000
		TOTAL GOVERNMENT AGENCIES	30,000,000
		LOAN PARTICIPATION--1.8%
		Chemicals--0.4%
36,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 5.320%, 2/26/2007	36,000,000
		Finance-Retail--0.4%
35,000,000		Countrywide Home Loans, Inc., 5.320%, 2/16/2007	35,000,000
		Miscellaneous--1.0%
91,000,000		Cargill, Inc., 5.310%, 2/20/2007 - 2/23/2007	91,000,000
		TOTAL LOAN PARTICIPATION	162,000,000
		NOTES - VARIABLE--29.7% [4]
		Banking--15.2%
250,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.320% - 5.336%, 2/23/2007 - 3/5/2007	250,000,000
40,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	40,000,000
195,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	195,000,000
3,400,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 5.400%, 2/1/2007	3,400,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC, Series 2006, (SunTrust Banks, Inc. LOC), 5.380%, 2/7/2007	6,245,000
4,500,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,500,000
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 2/26/2007	100,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$155,000,000		Credit Agricole S.A., 5.344%, 2/23/2007	$155,000,000
29,000,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	29,000,000
5,000,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 5.370%, 2/1/2007	5,000,000
2,350,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.470%, 2/1/2007	2,350,000
1,700,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,700,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	1,750,000
62,000,000	[1,2]	HBOS Treasury Services PLC, 5.290%, 2/9/2007	62,000,000
104,000,000		Huntington National Bank, Columbus, OH, 5.451%, 2/1/2007	104,000,000
25,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 2/12/2007	24,997,374
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	73,000,000
2,845,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 5.390%, 2/1/2007	2,845,000
4,630,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	4,630,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	135,000,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	50,000,000
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	2,590,000
35,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Guaranteed by Wachovia Corp.), 5.363%, 3/28/2007	35,000,000
250,000		Wells Fargo & Co., 5.386%, 2/2/2007	250,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	100,000,000
3,795,000		Yonkers, NY IDA, Salgra Realty, LLC, Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 2/1/2007	3,795,000
		TOTAL	1,392,052,374
		Brokerage--4.9%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	5,000,000
293,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.335%, 2/15/2007 - 2/28/2007	293,000,000
150,450,000		Morgan Stanley, 5.410%, 2/1/2007	150,450,113
		TOTAL	448,450,113
		Finance - Retail--3.7%
140,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007 - 2/12/2007	139,994,108
65,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/1/2007	64,999,497
141,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	141,000,000
		TOTAL	345,993,605
		Finance - Securities--3.0%
170,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.320%, 2/1/2007 - 4/25/2007	169,984,849
20,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by K2 Corp.), 5.410%, 2/1/2007	20,006,554
25,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.320%, 2/1/2007	24,997,610
60,000,000	[1,2]	Sigma Finance, Inc., 5.325%, 2/1/2007	59,997,396
		TOTAL	274,986,409
		Insurance--2.0%
31,000,000		Genworth Life Insurance Co., 5.459% - 5.465%, 2/9/2007 - 3/1/2007	31,000,000
23,600,000		Hartford Life Global Funding Trust, 5.320%, 2/15/2007	23,600,000
40,000,000		MetLife Insurance Co. of Connecticut, 5.449% - 5.453%, 3/2/2007 - 3/28/2007	40,000,000
7,000,000		Monumental Life Insurance Co., 5.410%, 2/1/2007	7,000,000
30,000,000		New York Life Insurance Co., 5.450%, 2/1/2007	30,000,000
50,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	50,008,686
		TOTAL	181,608,686
		Municipal--0.9%
80,000,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	80,000,000
		TOTAL NOTES - VARIABLE	2,723,091,187
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.3%
$150,000,000		Interest in $289,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase a U.S. Treasury security with a maturity date of 4/15/2029 for $150,021,792 on 2/1/2007. The market value of the underlying security at the end of the period was $294,781,051.	$150,000,000
60,000,000		Interest in $850,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $60,008,817 on 2/1/2007. The market value of the underlying securities at the end of the period was $869,141,323.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	210,000,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	9,127,596,129
		OTHER ASSETS AND LIABILITIES - NET--0.3%	32,041,142
		TOTAL NET ASSETS--100%	$9,159,637,271

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $3,708,005,432, which represented 40.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $3,671,788,952, which represented 40.1% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	81.5%
U.S. Government Agency Securities	18.8%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.0%
8-30 Days	1.4%
31-90 Days	9.4%
91-180 Days	2.0%
181 Days or more	8.5%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--18.8%
$205,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/19/2007 - 4/5/2007	$204,958,367
290,855,000		Federal Home Loan Bank System Notes, 3.750% - 6.500%, 2/1/2007 - 2/28/2008	290,776,240
241,520,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.020%, 2/6/2007 - 1/7/2008	236,418,730
227,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.220%, 2/7/2007 - 3/19/2007	226,959,608
155,398,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	155,343,551
123,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.203%, 3/28/2007	122,940,789
337,277,000		Federal National Mortgage Association Notes, 3.000% - 5.410%, 3/15/2007 - 1/8/2008	336,595,675
		TOTAL U.S. GOVERNMENT AGENCIES	1,573,992,960
		REPURCHASE AGREEMENTS--81.5%
100,000,000	[3]	Repurchase agreement 5.270%, dated 1/11/2007 under which Banc of America Securities N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $100,702,667 on 2/28/2007. The market value of the underlying securities at the end of the period was $102,168,974.	100,000,000
1,500,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Banc of America Securities N.A. will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $1,500,220,417 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,001.	1,500,000,000
2,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/6/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,040,000,443.	2,000,000,000
139,000,000		Interest in $289,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $139,020,194 on 2/1/2007. The market value of the underlying securities at the end of the period was $294,781,051.	139,000,000
1,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 12/1/2046 for $1,000,146,944, on 2/1/2007. The market value of the underlying securities at the end of the period was $1,022,844,008.	1,000,000,000
1,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,000,146,944 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,024,677,800.	1,000,000,000
790,000,000		Interest in $850,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $790,116,086 on 2/1/2007. The market value of the underlying securities at the end of the period was $869,141,323.	790,000,000
225,000,000	[3]	Repurchase agreement 5.340%, dated 9/6/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for $231,007,500 on 3/5/2007. The market value of the underlying securities at the end of the period was $234,651,679.	225,000,000
80,000,000	[3]	Repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2035 for $84,290,347 on 11/7/2007. The market value of the underlying securities at the end of the period was $83,412,211.	80,000,000
		TOTAL REPURCHASE AGREEMENTS	6,834,000,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	8,407,992,960
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(25,322,137)
		TOTAL NET ASSETS--100%	$8,382,670,823

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	91.2%
Municipal Notes	7.7%
Commercial Paper	2.3%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.5%
8-30 Days	1.7%
31-90 Days	2.3%
91-180 Days	5.0%
181 Days or more	2.7%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2% [1,2]
		Alabama--2.8%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.710%, 2/1/2007	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	100,000
4,315,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	4,315,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	5,000,000
1,200,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.670%, 2/7/2007	1,200,000
560,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 3.730%, 2/1/2007	560,000
		TOTAL	11,775,000
		Alaska -- 2.1%
8,760,000		North Slope Borough, AK, (Series 2001) Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	8,760,000
		Arkansas --0.1%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	500,000
		California--0.5%
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	2,000,000
		Colorado--1.1%
4,450,000	[3,4]	Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	4,450,000
		Delaware--0.3%
1,400,000	[3,4]	Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	1,400,000
		District of Columbia--0.8%
2,585,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	2,585,000
850,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	850,000
		TOTAL	3,435,000
		Florida--0.6%
2,355,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 2/1/2007	2,355,000
		Georgia--8.5%
4,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 2/1/2007	4,000,000
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.720%, 2/7/2007	2,100,000
16,615,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	16,615,000
7,200,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.680%, 2/1/2007	7,200,000
1,600,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 3.860%, 2/1/2007	1,600,000
2,000,000		Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.760%, 2/1/2007	2,000,000
2,150,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.670%, 2/7/2007	2,150,000
		TOTAL	35,665,000
		Idaho--0.7%
2,925,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 3.760%, 2/1/2007	2,925,000
		Illinois--7.5%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 3.740%, 2/1/2007	6,000,000
4,200,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 1364Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	4,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$7,245,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	$7,245,000
1,320,000	[3,4]	Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.760%, 2/1/2007	1,320,000
4,250,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.570%, 2/7/2007	4,250,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.620%, 2/7/2007	190,000
5,100,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris, N.A. LOC), 3.730%, 2/1/2007	5,100,000
3,320,000		Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,320,000
		TOTAL	31,625,000
		Indiana--4.1%
377,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.770%, 2/1/2007	377,000
3,250,000		Goshen, IN, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 3.720%, 2/1/2007	3,250,000
2,300,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.550%, 2/7/2007	2,300,000
2,700,000	[3,4]	Indiana State Finance Authority Water Facilities, Austin (Series BOA 111) Weekly VRDNs (Indiana-American Water Company, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ), 3.690%, 2/1/2007	2,700,000
5,445,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	5,445,000
3,120,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 2/1/2007	3,120,000
		TOTAL	17,192,000
		Kansas--0.6%
2,439,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	2,439,000
		Kentucky--3.4%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 2/1/2007	4,600,000
2,555,000		Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.720%, 2/1/2007	2,555,000
178,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 2/1/2007	178,000
6,725,000		Kentucky Housing Corp., Conduit Multifamily Mortgage Revenue Bonds (Series 2006A) Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 3.700%, 2/1/2007	6,725,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	275,000
		TOTAL	14,333,000
		Louisiana --0.4%
1,760,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.630%, 2/7/2007	1,760,000
		Maine--1.4%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 3.580%, 2/7/2007	175,000
1,350,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 3.580%, 2/7/2007	1,350,000
1,845,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 3.710%, 2/1/2007	1,845,000
2,600,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	2,600,000
		TOTAL	5,970,000
		Maryland--1.8%
7,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	7,730,000
		Massachusetts--0.6%
2,335,000		Massachusetts Development Finance Agency, (Series 2004), 3.68% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 4/9/2007	2,335,000
160,000		Massachusetts Development Finance Agency, (Series 2004), 3.70% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 3/1/2007	160,000
		TOTAL	2,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--1.3%
$5,000,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	$5,000,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/ (Federal National Mortgage Association LOC), 3.700%, 2/1/2007	475,000
		TOTAL	5,475,000
		Mississippi--3.7%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	150,000
3,850,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,850,000
2,800,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	2,800,000
1,000,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	1,000,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.10% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2007	7,800,000
		TOTAL	15,600,000
		Missouri--2.3%
4,730,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	4,730,000
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 2/1/2007	5,000,000
		TOTAL	9,730,000
		Multi State--8.1%
1,800,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2006-5 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 2/1/2007	1,800,000
1,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT) Series 2005-1 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	1,000,000
1,559,345	[3,4]	GS Pool Trust (Series 2006-56TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	1,559,345
1,954,606	[3,4]	GS Pool Trust Series 2006-19TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	1,954,606
1,900,000	[3,4]	GS Pool Trust Series 2006-35TP Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	1,900,000
7,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	7,000,000
19,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-004) VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	19,000,000
		TOTAL	34,213,951
		Nebraska--1.4%
5,600,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%, 2/1/2007	5,600,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	500,000
		TOTAL	6,100,000
		Nevada--1.6%
3,395,000	[3,4]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,395,000
3,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.570%, 2/7/2007	3,200,000
		TOTAL	6,595,000
		New Hampshire --1.2%
5,000,000		New Hampshire Business Finance Authority, (Series 2005) Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.690%, 2/1/2007	5,000,000
		New Jersey--5.7%
3,875,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT) Series 2006-87 Weekly VRDNs (Port Authority of New York and New Jersey)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.690%, 2/1/2007	3,875,000
1,602,000		Edgewater Park, NJ, 4.75% BANs, 6/28/2007	1,606,652
3,440,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	3,450,206
2,600,000		Island Heights, NJ, 4.25% BANs, 9/7/2007	2,606,727
5,227,430		Point Pleasant, NJ, 4.125% BANs, 1/30/2008	5,243,747
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$2,460,500		Wildwood, NJ, 4.625% BANs, 5/11/2007	$2,464,830
4,949,500		Wildwood, NJ, 4.75% BANs, 5/11/2007	4,957,932
		TOTAL	24,205,094
		New Mexico--1.0%
4,200,000		New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	4,200,000
		New York--1.4%
4,575,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.690%, 2/1/2007	4,575,000
1,500,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.540%, 2/7/2007	1,500,000
		TOTAL	6,075,000
		North Carolina--2.1%
3,335,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	5,500,000
		TOTAL	8,835,000
		North Dakota--0.7%
2,800,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 3.710%, 2/1/2007	2,800,000
		Oklahoma--1.2%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	350,000
3,300,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 2/1/2007	3,300,000
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.600%, 2/7/2007	1,500,000
		TOTAL	5,150,000
		Pennsylvania--3.1%
264,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	264,000
5,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002A) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.700%, 2/1/2007	5,000,000
8,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.580%, 2/7/2007	8,000,000
		TOTAL	13,264,000
		South Carolina--2.8%
5,200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,200,000
1,400,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	1,400,000
5,295,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 2/1/2007	5,295,000
		TOTAL	11,895,000
		Tennessee-- 1.5%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	3,500,000
550,000		Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	550,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.810%, 2/1/2007	445,000
		TOTAL	6,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--13.0%
$7,500,000		Brazos Harbor, TX IDC, (Series 2006) Weekly VRDNs (BASF Corp.), 3.580%, 2/7/2007	$7,500,000
2,660,000	[3,4]	Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (Financial Security Assurance, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	2,660,000
1,730,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,730,000
1,000,000		Gulf Coast, TX IDA, (Series 1999) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 3.790%, 2/1/2007	1,000,000
9,610,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	9,610,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.000%, 2/1/2007	1,500,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	200,000
5,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.590%, 2/7/2007	5,500,000
12,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	12,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank NA, New York LOC), 3.620%, 2/7/2007	270,000
4,800,000		Port of Corpus Christi, TX IDC, (Series 2006) Daily VRDNs (CITGO Petroleum Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.790%, 2/1/2007	4,800,000
5,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.680%, 2/1/2007	5,000,000
20,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (Financial Security Assurance, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	20,000
2,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	2,000,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC), 3.810%, 2/1/2007	600,000
		TOTAL	54,890,000
		Virginia--2.5%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 3/6/2007	3,500,000
4,000,000		Metropolitan Washington, DC Airports Authority, Subseries A, 3.65% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	4,000,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,000,000
		TOTAL	10,500,000
		Washington--6.6%
6,140,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,140,000
850,000		Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	850,000
1,300,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 2/1/2007	1,300,000
6,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.570%, 2/7/2007	6,825,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	7,375,000
5,500,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 3.710%, 2/1/2007	5,500,000
		TOTAL	27,990,000
		West Virginia--0.5%
2,100,000		Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.570%, 2/7/2007	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--2.2%
$200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	$200,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.700%, 2/1/2007	1,000,000
8,000,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	8,000,000
		TOTAL	9,200,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [5]	426,797,045
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(4,914,210)
		TOTAL NET ASSETS--100%	$421,882,835

Securities that are subject to the federal alternative minimum tax (AMT) represent 88.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.0%	4.0%

2 Current rate and next reset date shown on variable rate demand notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $151,067,951, which represented 35.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $151,067,951, which represented 35.8% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Capital Reserves Fund

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$9,127,596,129
Income receivable		38,763,400
Prepaid expenses		465,012
TOTAL ASSETS		9,166,824,541
Liabilities:
Payable to bank	$228,697
Payable for distribution services fee (Note 4)	3,510,604
Payable for shareholder services fee (Note 4)	1,928,853
Payable for transfer and dividend disbursing agent fees and expenses	1,519,116
TOTAL LIABILITIES		7,187,270
Net assets for 9,159,607,351 shares outstanding		$9,159,637,271
Net Assets Consist of:
Paid-in capital		$9,159,607,351
Undistributed net investment income		29,920
TOTAL NET ASSETS		$9,159,637,271
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$9,159,637,271 ÷ 9,159,607,351 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Government Reserves Fund

January 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$6,834,000,000
Investments in securities	1,573,992,960
Total investments in securities, at amortized cost and value		$8,407,992,960
Income receivable		18,708,193
TOTAL ASSETS		8,426,701,153
Liabilities:
Payable to bank	668,327
Payable for investments purchased	37,000,000
Payable for distribution services fee (Note 4)	3,218,454
Payable for shareholder services fee (Note 4)	1,772,194
Accrued expenses	1,371,355
TOTAL LIABILITIES		44,030,330
Net assets for 8,382,652,998 shares outstanding		$8,382,670,823
Net Assets Consist of:
Paid-in capital		$8,382,652,998
Undistributed net investment income		17,825
TOTAL NET ASSETS		$8,382,670,823
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$8,382,670,823 ÷ 8,382,652,998 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Municipal Trust

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$426,797,045
Cash		333,841
Income receivable		2,081,488
TOTAL ASSETS		429,212,374
Liabilities:
Payable for investments purchased	$7,000,731
Payable for distribution services fee (Note 4)	164,504
Payable for shareholder services fee (Note 4)	81,873
Accrued expenses	82,431
TOTAL LIABILITIES		7,329,539
Net assets for 421,881,590 shares outstanding		$421,882,835
Net Assets Consist of:
Paid-in capital		$421,881,590
Accumulated net realized loss on investments		(248)
Undistributed net investment income		1,493
TOTAL NET ASSETS		$421,882,835
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$421,882,835 ÷ 421,881,590 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Capital Reserves Fund

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$233,933,491
Expenses:
Investment adviser fee (Note 4)		$13,001,589
Administrative personnel and services fee (Note 4)		3,445,990
Custodian fees		123,541
Transfer and dividend disbursing agent fees and expenses		4,348,588
Directors'/Trustees' fees		38,503
Auditing fees		6,404
Legal fees		5,625
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		23,836,247
Shareholder services fee (Note 4)		10,834,658
Share registration costs		1,291,678
Printing and postage		356,762
Insurance premiums		26,718
Miscellaneous		4,453
TOTAL EXPENSES		57,408,975
Waivers (Note 4):
Waiver of investment adviser fee	$(9,380,535)
Waiver of administrative personnel and services fee	(143,587)
Waiver of distribution services fee	(4,333,863)
TOTAL WAIVERS		(13,857,985)
Net expenses			43,550,990
Net investment income			$190,382,501

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Government Reserves Fund

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$214,090,761
Expenses:
Investment adviser fee (Note 4)		$12,049,082
Administrative personnel and services fee (Note 4)		3,193,571
Custodian fees		108,474
Transfer and dividend disbursing agent fees and expenses		4,033,173
Directors'/Trustees' fees		31,436
Auditing fees		6,404
Legal fees		5,527
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		22,089,983
Shareholder services fee (Note 4)		10,040,902
Share registration costs		91,215
Printing and postage		506,221
Insurance premiums		26,213
Miscellaneous		3,713
TOTAL EXPENSES		52,274,133
Waivers (Note 4):
Waiver of investment adviser fee	$(7,764,261)
Waiver of administrative personnel and services fee	(133,104)
Waiver of distribution services fee	(4,016,361)
TOTAL WAIVERS		(11,913,726)
Net expenses			40,360,407
Net investment income			$173,730,354

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Municipal Trust

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$7,734,458
Expenses:
Investment adviser fee (Note 4)		$632,428
Administrative personnel and services fee (Note 4)		167,626
Custodian fees		8,249
Transfer and dividend disbursing agent fees and expenses		204,396
Directors'/Trustees' fees		2,377
Auditing fees		6,404
Legal fees		4,522
Portfolio accounting fees		63,014
Distribution services fee (Note 4)		1,159,452
Shareholder services fee (Note 4)		527,023
Share registration costs		132,218
Printing and postage		17,400
Insurance premiums		5,042
Miscellaneous		292
TOTAL EXPENSES		2,930,443
Waivers (Note 4):
Waiver of investment adviser fee	$(594,220)
Waiver of administrative personnel and services fee	(6,989)
Waiver of distribution services fee	(210,810)
TOTAL WAIVERS		(812,019)
Net expenses			2,118,424
Net investment income			5,616,034
Net realized gain on investments			2,110
Change in net assets resulting from operations			$5,618,144

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Capital Reserves Fund

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$190,382,501	$280,761,695
Distributions to Shareholders:
Distributions from net investment income	(190,364,038)	(280,844,957)
Share Transactions:
Proceeds from sale of shares	2,913,911,727	3,871,114,316
Net asset value of shares issued to shareholders in payment of distributions declared	190,364,038	280,844,907
Cost of shares redeemed	(2,109,910,696)	(3,416,083,200)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	994,365,069	735,876,023
Change in net assets	994,383,532	735,792,761
Net Assets:
Beginning of period	8,165,253,739	7,429,460,978
End of period (including undistributed net investment income of $29,920 and $11,457, respectively)	$9,159,637,271	$8,165,253,739

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Government Reserves Fund

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,730,354	$235,356,156
Distributions to Shareholders:
Distributions from net investment income	(173,802,849)	(235,433,046)
Share Transactions:
Proceeds from sale of shares	2,531,384,887	7,178,814,440
Net asset value of shares issued to shareholders in payment of distributions declared	173,802,849	235,432,403
Cost of shares redeemed	(1,945,975,792)	(6,041,460,584)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	759,211,944	1,372,786,259
Change in net assets	759,139,449	1,372,709,369
Net Assets:
Beginning of period	7,623,531,374	6,250,822,005
End of period (including undistributed net investment income of $17,825 and $90,320,respectively)	$8,382,670,823	$7,623,531,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Municipal Trust

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,616,034	$9,232,427
Net realized gain (loss) on investments	2,110	(2,358)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,618,144	9,230,069
Distributions to Shareholders:
Distributions from net investment income	(5,627,680)	(9,226,852)
Share Transactions:
Proceeds from sale of shares	481,831,236	515,662,998
Net asset value of shares issued to shareholders in payment of distributions declared	5,627,680	9,226,843
Cost of shares redeemed	(468,888,945)	(564,085,623)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,569,971	(39,195,782)
Change in net assets	18,560,435	(39,192,565)
Net Assets:
Beginning of period	403,322,400	442,514,965
End of period (including undistributed net investment income of $1,493 and $13,139, respectively)	$421,882,835	$403,322,400

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Interest income from the investments of Federated Municipal Trust may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$36,216,480

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Federated Capital Reserves Fund
	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	2,913,911,727	3,871,114,316
Shares issued to shareholders in payment of distributions declared	190,364,038	280,844,907
Shares redeemed	(2,109,910,696)	(3,416,083,200)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	994,365,069	735,876,023

Federated Government Reserves Fund
	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	2,531,384,887	7,178,814,440
Shares issued to shareholders in payment of distributions declared	173,802,849	235,432,403
Shares redeemed	(1,945,975,792)	(6,041,460,584)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	759,211,944	1,372,786,259

Federated Municipal Trust
	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	481,831,236	515,662,998
Shares issued to shareholders in payment of distributions declared	5,627,680	9,226,843
Shares redeemed	(468,888,945)	(564,085,623)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,569,971	(39,195,782)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$9,380,535
Federated Government Reserves Fund	$ 7,764,261
Federated Municipal Trust	$ 594,220

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 4,333,863
Federated Government Reserves Fund	$4,016,361
Federated Municipal Trust	$ 210,810

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2007, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $322,460,000 and $420,675,000, respectively.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

On December 21, 2006, the Funds entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Funds did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Funds no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

34453 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024		0.038	0.018	0.005	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.024)		(0.038)	(0.018)	(0.005)	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.41%		3.88%	1.80%	0.54%	0.93%	1.95%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	4.74	% [3]	3.85%	1.77%	0.54%	0.94%	1.94%
Expense waiver/reimbursement [4]	0.28	% [3]	0.29%	0.28%	0.28%	0.28%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,604,737		$2,096,218	$1,683,914	$1,832,151	$1,763,112	$2,259,956

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023		0.036	0.016	0.004	0.008	0.018
Less Distributions:
Distributions from net investment income	(0.023)		(0.036)	(0.016)	(0.004)	(0.008)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.33%		3.71%	1.63%	0.37%	0.76%	1.77%

Ratios to Average Net Assets:
Net expenses	0.81	% [3]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	4.58	% [3]	3.51%	1.60%	0.37%	0.78%	1.81%
Expense waiver/reimbursement [4]	0.32	% [3]	0.37%	0.36%	0.36%	0.36%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$612,022		$441,444	$688,969	$585,275	$654,887	$1,131,739

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	1/31/2007	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.015
Less Distributions:
Distributions from net investment income	(0.015)
Net Asset Value, End of Period	$1.00
Total Return [2]	1.46%

Ratios to Average Net Assets:
Net expenses	1.15	% [3]
Net investment income	4.24	% [3]
Expense waiver/reimbursement [4]	0.24	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2

1 Reflects operations for the period from September 29, 2006 (start of performance) to January 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period
Actual:
Institutional Service Shares [1]	$1,000	$1,024.10	$3.32
Cash II Shares [1]	$1,000	$1,023.30	$4.13
Class K Shares [2]	$1,000	$1,014.60	$3.97
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares [1]	$1,000	$1,021.93	$3.31
Cash II Shares [1]	$1,000	$1,021.12	$4.13
Class K Shares [2]	$1,000	$1,019.41	$5.85

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.65%
Cash II Shares	0.81%

2 "Actual" expense information for the Fund's Class K Shares is for the period from September 29, 2006 (date of initial public investment) to January 31, 2007. Actual expenses are equal to the annualized net expense ratio of the respective Share Class, multiplied by 125/365 (to reflect the period from initial public investment to January 31, 2007). "Hypothetical" expenses information for Class K Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period). The annualized net expense ratio for the Fund's Class K Shares is 1.15%.

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	53.0%
Variable Rate Instruments	33.4%
Bank Instruments	9.7%
Repurchase Agreements	3.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.7% [4]
8-30 Days	30.2%
31-90 Days	22.5%
91-180 Days	3.8%
181 Days or more	8.4%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 21.8% of the Fund's portfolio.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--1.0%
$18,108,240	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$18,108,240
5,571,152		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	5,571,152
1,869,846	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	1,869,846
2,938,504	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007	2,938,504
3,841,308		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	3,841,308
		TOTAL	32,329,050
		Finance - Equipment--0.5%
458,915		CIT Equipment Collateral 2006-VT1, Class A1, 4.990%, 3/20/2007	458,915
54,116		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	54,116
13,423,482		CNH Equipment Trust 2006-B, Class A1, 5.393%, 10/5/2007	13,423,482
3,321,506		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	3,321,506
		TOTAL	17,258,019
		Finance - Retail--1.9%
38,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	38,000,000
22,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	22,000,000
		TOTAL	60,000,000
		TOTAL ASSET-BACKED SECURITIES	109,587,069
		BANK NOTES--0.8%
		Banking--0.8%
25,000,000		Bank of America N.A., 5.305%, 5/9/2007	25,000,000
		CERTIFICATES OF DEPOSIT--7.2%
		Banking--7.2%
10,000,000		Barclays Bank PLC, 5.370%, 1/25/2008	10,000,000
15,000,000		Calyon, Paris, 5.310%, 4/19/2007	15,000,000
28,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	28,000,000
45,000,000		Credit Suisse, Zurich, 4.920% - 5.365%, 2/5/2007 - 1/18/2008	45,000,000
25,000,000		DePfa Bank PLC, 5.260% - 5.410%, 2/12/2007 - 4/9/2007	25,000,000
15,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/12/2007	15,000,000
30,000,000		Societe Generale, Paris, 5.190% - 5.410%, 2/20/2007 - 10/9/2007	29,983,727
63,000,000		Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007	63,008,165
		TOTAL CERTIFICATES OF DEPOSIT	230,991,892
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--9.0%
		Banking--2.3%
$25,000,000		Deutsche Bank Securities, Inc., 5.230%, 2/1/2007	$25,000,000
50,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	50,000,000
		TOTAL	75,000,000
		Brokerage--6.7%
75,000,000		Citigroup Global Markets, Inc., 5.413%, 2/1/2007	75,000,000
100,000,000		Goldman Sachs & Co., 5.413%, 2/1/2007	100,000,000
40,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	40,000,000
		TOTAL	215,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	290,000,000
		COMMERCIAL PAPER--34.6% [3]
		Banking--8.1%
29,000,000		Bank of America Corp., 5.210% - 5.240%, 3/5/2007 - 4/24/2007	28,708,703
2,000,000		Danske Corp., Inc., (Danske Bank A/S, GTD), 4.984%, 4/10/2007	1,981,172
85,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.305%, 3/13/2007 - 4/4/2007	84,446,211
16,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank NV, GTD), 5.200%, 5/14/2007	15,764,267
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.320%, 2/5/2007	17,945,000
45,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 5.280%, 2/7/2007	44,960,400
50,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV, GTD), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	49,042,237
18,000,000		Societe Generale North America, Inc., (Societe Generale, Paris, GTD), 5.265%, 2/12/2007	17,971,042
		TOTAL	260,819,032
		Finance - Automotive--5.1%
10,000,000		DRAC LLC, (SeriesA1+/P1), 5.250%, 4/10/2007	9,900,833
130,500,000		FCAR Auto Loan Trust, (Series A1+/P1), 5.170% - 5.310%, 2/5/2007 - 7/23/2007	129,865,526
26,000,000		FCAR Auto Loan Trust, (Series A1/P1), 5.180% - 5.310%, 2/12/2007 - 4/5/2007	25,860,387
		TOTAL	165,626,746
		Finance - Commercial--2.9%
58,000,000		CIT Group, Inc., 5.200% - 5.250%, 3/21/2007 - 7/16/2007	57,186,061
35,790,000	[1,2]	Fairway Finance Co. LLC, 5.250% - 5.260%, 3/19/2007 - 4/16/2007	35,488,393
		TOTAL	92,674,454
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--6.2%
$20,000,000	[1,2]	Amsterdam Funding Corp., 5.190% - 5.285%, 2/9/2007 - 4/11/2007	$19,862,461
65,000,000	[1,2]	Paradigm Funding LLC, 5.270% - 5.275%, 2/12/2007 - 2/16/2007	64,871,872
65,000,000	[1,2]	Sheffield Receivables Corp., 5.255% - 5.280%, 2/14/2007 - 3/23/2007	64,741,268
10,000,000	[1,2]	Tulip Funding Corp., 5.260%, 2/8/2007	9,989,772
40,000,000	[1,2]	Yorktown Capital LLC, 5.300%, 2/27/2007	39,846,889
		TOTAL	199,312,262
		Finance - Securities--12.3%
20,000,000	[1,2]	Galaxy Funding Inc., 5.240%, 4/11/2007	19,799,133
94,805,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	94,523,669
91,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.285%, 2/5/2007 - 7/20/2007	90,262,813
22,648,000	[1,2]	KLIO Funding Ltd., 5.250%, 4/12/2007	22,416,802
106,000,000	[1,2]	KLIO II Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/18/2007	105,245,133
28,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.185% - 5.245%, 4/2/2007 - 4/10/2007	27,735,253
17,000,000	[1,2]	Scaldis Capital LLC, 5.240% - 5.260%, 2/8/2007 - 4/10/2007	16,876,113
18,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.180% - 5.190%, 7/10/2007 - 7/11/2007	17,586,683
		TOTAL	394,445,599
		TOTAL COMMERCIAL PAPER	1,112,878,093
		CORPORATE NOTES--4.3%
		Banking--1.5%
8,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	8,000,000
17,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	17,000,000
23,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 - 12/28/2007	23,000,000
		TOTAL	48,000,000
		Brokerage--0.8%
25,000,000		Goldman Sachs Group, Inc., 5.433%, 1/16/2008	25,000,000
		Finance - Securities--1.7%
17,500,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.000%, 3/12/2007	17,500,000
39,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.000% - 5.375%, 3/8/2007 - 2/4/2008	38,999,688
		TOTAL	56,499,688
		Insurance--0.3%
9,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	9,000,000
		TOTAL CORPORATE NOTES	138,499,688
Principal Amount			Value
		GOVERNMENT AGENCIES--0.6%
		Government Agency--0.6%
$20,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	$20,000,000
		LOAN PARTICIPATION--0.8%
		Chemicals--0.8%
25,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co., GTD), 5.320%, 2/26/2007	25,000,000
		NOTES - VARIABLE--33.4% [5]
		Banking--13.4%
4,580,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,580,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	400,000
4,235,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,235,000
4,100,000		Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 5.370%, 2/1/2007	4,100,000
2,000,000		Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 5.370%, 2/1/2007	2,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 5.370%, 2/1/2007	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 5.370%, 2/1/2007	1,000,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 5.370%, 2/1/2007	1,225,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	2,050,000
60,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.336%, 3/5/2007	60,000,000
40,000,000	[1,2]	BNP Paribas SA, 5.310%, 2/26/2007	40,000,000
13,000,000		Bank of America N.A., 5.363%, 2/1/2007	13,000,000
4,835,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	4,835,000
576,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	576,000
10,000,000		Credit Agricole S.A., 5.330%, 4/23/2007	10,000,000
15,000,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	15,000,000
30,000,000	[1,2]	DePfa Bank PLC, 5.400%, 3/15/2007	30,000,000
7,450,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 5.420%, 2/1/2007	7,450,000
7,355,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	7,355,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$5,485,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 5.350%, 2/7/2007	$5,485,000
39,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	39,000,000
11,100,000		HBOS Treasury Services PLC, 5.396%, 2/1/2007	11,101,888
1,455,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.440%, 2/1/2007	1,455,000
7,590,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	7,590,000
10,500,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	10,500,000
1,600,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	1,600,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 5.350%, 2/7/2007	6,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.340%, 2/7/2007	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	37,000,000
4,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	4,000,000
18,500,000		Mitchell County, GA Development Authority, First United Ethanol, LLC (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	18,500,000
2,800,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 5.410%, 2/1/2007	2,800,000
1,300,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	1,300,000
6,910,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.360%, 2/7/2007	6,910,000
2,791,000		Sandridge Food Corp., (National City Bank LOC), 5.360%, 2/1/2007	2,791,000
3,500,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 5.360%, 2/7/2007	3,500,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-2) Tranche #1, (Wachovia Corp., GTD), 5.365%, 3/21/2007	10,000,000
20,000,000		Wells Fargo & Co., 5.386%, 2/2/2007	20,000,000
20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	20,000,000
4,000,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	4,000,000
		TOTAL	432,338,888
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--8.2%
$29,500,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	$29,501,797
41,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 3/1/2007	41,000,000
35,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	35,000,000
159,000,000		Morgan Stanley, 5.342% - 5.410%, 2/1/2007 - 2/27/2007	159,000,000
		TOTAL	264,501,797
		Electrical Equipment--0.5%
17,300,240		Northwest Airlines, Inc., (General Electric Co., GTD), 5.310%, 2/5/2007	17,300,240
		Finance - Commercial--1.0%
32,400,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	32,400,000
		Finance - Retail--3.6%
50,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007 - 2/12/2007	49,997,825
25,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	24,999,807
20,000,000	[1,2]	SLM Corp., 5.320%, 2/14/2007	20,000,000
20,900,000		SLM Corp., 5.580%, 4/25/2007	20,924,646
		TOTAL	115,922,278
		Finance - Securities--2.6%
52,000,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.320%, 2/1/2007 - 4/25/2007	51,995,291
31,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.320% - 5.325%, 2/1/2007	30,998,132
		TOTAL	82,993,423
		Government Agency--0.5%
580,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.390%, 2/1/2007	580,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 5.310%, 2/1/2007	7,000,000
3,445,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.420%, 2/1/2007	3,445,000
3,900,000		Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.360%, 2/1/2007	3,900,000
		TOTAL	14,925,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [5]
		Insurance--2.2%
$15,000,000		Genworth Life Insurance Co., 5.459% - 5.465%, 2/9/2007 - 3/1/2007	$15,000,000
5,000,000		Hartford Life Global Funding Trust, 5.320%, 2/15/2007	5,000,000
50,000,000		Monumental Life Insurance Co., 5.410% - 5.510%, 2/1/2007 - 2/28/2007	50,000,000
		TOTAL	70,000,000
		Municipal--1.2%
37,000,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	37,000,000
		Pharmaceuticals And Health Care--0.2%
6,666,000	[1,2]	Eli Lilly Services, Inc., (Eli Lilly & Co., GTD), 5.316%, 2/1/2007	6,666,000
		TOTAL NOTES - VARIABLE	1,074,047,626
		MUTUAL FUNDS--0.3%
		Asset Management--0.3%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
		TIME DEPOSIT--1.7% [1]
		Banking--1.7%
$55,000,000		Toronto Dominion Bank, 5.313%, 2/1/2007	55,000,000
		REPURCHASE AGREEMENTS--3.5%
62,545,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	62,545,000
25,000,000	[6]	Interest in $200,000,000 joint repurchase agreement 5.355%, dated 1/9/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2046 for $200,892,500 on 2/9/2007. The market value of the underlying securities at the end of the period was $204,996,574.	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	$10,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 5.18%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	112,545,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [7]	3,203,549,368
		OTHER ASSETS AND LIABILITIES - NET--0.4%	13,211,215
		TOTAL NET ASSETS--100%	$3,216,760,583
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,412,474,099, which represented 43.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,394,365,859, which represented 43.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PFA	--Public Facility Authority

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,203,549,368
Cash		240,686
Income receivable		12,916,012
Receivable for shares sold		6,134,309
TOTAL ASSETS		3,222,840,375
Liabilities:
Payable for shares redeemed	$3,957,109
Income distribution payable	1,121,259
Payable for distribution services fee (Note 4)	87,544
Payable for shareholder services fee (Note 4)	684,552
Accrued expenses	229,328
TOTAL LIABILITIES		6,079,792
Net assets for 3,216,736,794 shares outstanding		$3,216,760,583
Net Assets Consist of:
Paid-in capital		$3,216,747,670
Undistributed net investment income		12,913
TOTAL NET ASSETS		$3,216,760,583
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$2,604,737,067 ÷ 2,604,649,000 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$612,021,940 ÷ 612,086,218 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$1,576 ÷ 1,576 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$80,558,585
Expenses:
Investment adviser fee (Note 4)		$7,465,205
Administrative personnel and services fee (Note 4)		1,187,125
Account administration fee--Cash II Shares		3,127
Account administration fee--Institutional Service Shares		36,953
Custodian fees		78,650
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		951,980
Transfer and dividend disbursing agent fees and expenses--Cash II Shares		121,170
Directors'/Trustees' fees		12,381
Auditing fees		8,472
Legal fees		4,513
Portfolio accounting fees		90,928
Distribution services fee--Cash II Shares (Note 4)		733,305
Shareholder services fee--Institutional Service Shares (Note 4)		2,957,714
Shareholder services fee--Cash II Shares (Note 4)		729,179
Share registration costs		43,550
Printing and postage		33,201
Insurance premiums		9,066
Miscellaneous		9,195
TOTAL EXPENSES		14,475,714
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(3,481,323)
Waiver of administrative personnel and services fee	(49,428)
Waiver of distribution services fee--Cash II Shares	(254,191)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(475,762)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(10,141)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,270,845)
Net expenses			10,204,869
Net investment income			$70,353,716

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,353,716	$93,679,137
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(56,873,600)	(71,511,526)
Cash II Shares	(13,479,699)	(22,161,563)
Class K Shares	(3)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(70,353,302)	(93,673,089)
Share Transactions:
Proceeds from sale of shares	5,817,676,565	11,104,344,302
Net asset value of shares issued to shareholders in payment of distributions declared	66,904,209	87,985,468
Cost of shares redeemed	(5,205,481,970)	(11,027,557,189)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	679,098,804	164,772,581
Change in net assets	679,099,218	164,778,629
Net Assets:
Beginning of period	2,537,661,365	2,372,882,736
End of period (including undistributed net investment income of $12,913 and $12,499, respectively)	$3,216,760,583	$2,537,661,365

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

Effective September 29, 2006, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Service Shares, Cash II Shares and Class K Shares bear distribution services fees, shareholder services fees and account administration fees unique to those classes and Class K Shares bear certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$18,108,240

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,270,393,832	$3,270,393,832	5,590,438,446	$5,590,438,446
Shares issued to shareholders in payment of distributions declared	54,470,430	54,470,430	67,854,660	67,854,660
Shares redeemed	(2,816,386,937)	(2,816,386,937)	(5,246,019,245)	(5,246,019,245)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	508,477,325	$508,477,325	412,273,861	$412,273,861

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,547,281,153	$2,547,281,153	5,513,905,856	$5,513,905,856
Shares issued to shareholders in payment of distributions declared	12,433,777	12,433,777	20,130,808	20,130,808
Shares redeemed	(2,389,095,027)	(2,389,095,027)	(5,781,537,944)	(5,781,537,944)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	170,619,903	$170,619,903	(247,501,280)	$(247,501,280)

	Period Ended 1/31/2007 [1]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,580	$1,580	--	$--
Shares issued to shareholders in payment of distributions declared	2	2	--	--
Shares redeemed	(6)	(6)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,576	$1,576	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	679,098,804	$679,098,804	164,772,581	$164,772,581

1 Reflects operations for the period from September 29, 2006 (start of performance) to January 31, 2007.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $3,481,323 of its fee and reimbursed $485,903 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, FSC voluntarily waived $254,191 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $39,548 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864

8112802 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024		0.037	0.017	0.005		0.008	0.018
Net realized gain on investments	--		--	--	0.000	[1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.024		0.037	0.017	0.005		0.009	0.019
Less Distributions:
Distributions from net investment income	(0.024)		(0.037)	(0.017)	(0.005)		(0.008)	(0.018)
Distributions from net realized gain on investments	--		--	--	(0.000	) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.024)		(0.037)	(0.017)	(0.005)		(0.009)	(0.019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	2.38%		3.78%	1.72%	0.47%		0.90%	1.81%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%	0.59%	0.59%		0.59%	0.59%
Net investment income	4.67	% [3]	3.62%	1.68%	0.45%		0.85%	1.75%
Expense waiver/reimbursement [4]	0.30	% [3]	0.28%	0.30%	0.30%		0.29%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$582,966		$530,728	$800,984	$856,598		$1,093,524	$1,329,998

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,023.80	$3.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

	Percentage of Total Net Assets
Repurchase Agreements	100.0%
Other Assets and Liabilities--Net [2]	(0.0	)% [3]
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.0%
8-30 Days	15.8%
31-90 Days	2.5%
91-180 Days	0.0%
181 Days or more	1.7%
Other Assets and Liabilities--Net [2]	(0.0	)% [3]
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.0%
$78,230,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	$78,230,000
41,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/16/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/31/2011 for $502,455,556 on 2/20/2007. The market value of the underlying securities at the end of the period was $511,105,329.	41,000,000
3,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,961,111 on 2/15/2007. The market value of the underlying securities at the end of the period was $511,989,289.	3,000,000
3,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $503,033,333 on 2/15/2007. The market value of the underlying securities at the end of the period was $510,000,086.	3,000,000
95,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,115.	95,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2009 for $100,014,250 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,000,517.	4,000,000
95,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,500,217,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,607.	95,000,000
95,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,004,497.	95,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$95,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	$95,000,000
45,000,000	[1]	Interest in $975,000,000 joint repurchase agreement 5.23%, dated 1/23/2007 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $979,249,375 on 2/23/2007. The market value of the underlying securities at the end of the period was $994,501,403.	45,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $156,326,127.	5,000,000
4,000,000		Interest in $181,110,000 joint repurchase agreement 5.13%, dated 1/31/2007 under which UBS Securities LLC will repurchase a U.S. Treasury security maturing on 11/15/2008 for $181,135,808 on 2/1/2007. The market value of the underlying security at the end of the period was $184,732,798.	4,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was 156,983,768.	5,000,000
10,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $313,964,453.	10,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $113,946,214.	5,000,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [2]	583,230,000
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(263,682)
		TOTAL NET ASSETS--100%	$582,966,318

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements, at amortized cost and value		$583,230,000
Cash		270,530
Income receivable		753,651
Receivable for shares sold		6,291
TOTAL ASSETS		584,260,472
Liabilities:
Payable for shares redeemed	$91,511
Income distribution payable	1,016,272
Payable for Directors'/Trustees' fees	1,230
Payable for transfer and dividend disbursing agent fees and expenses	53,896
Payable for shareholder services fee (Note 4)	118,530
Accrued expenses	12,715
TOTAL LIABILITIES		1,294,154
Net assets for 582,970,140 shares outstanding		$582,966,318
Net Assets Consist of:
Paid in capital		$582,968,151
Distributions in excess of net investment income		(1,833)
TOTAL NET ASSETS		$582,966,318
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$582,966,318 ÷ 582,970,140 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$14,898,798
Expenses:
Investment adviser fee (Note 4)		$1,415,582
Administrative personnel and services fee (Note 4)		225,122
Account administration fee		20,326
Custodian fees		17,331
Transfer and dividend disbursing agent fees and expenses		64,363
Directors'/Trustees' fees		3,436
Auditing fees		8,472
Legal fees		4,972
Portfolio accounting fees		47,671
Shareholder services fee (Note 4)		675,774
Share registration costs		19,709
Printing and postage		9,579
Insurance premiums		5,768
Miscellaneous		10,446
TOTAL EXPENSES		2,528,551
Waivers (Note 4):
Waiver of investment adviser fee	$(835,048)
Waiver of administrative personnel and services fee	(9,387)
TOTAL WAIVERS		(844,435)
Net expenses			1,684,116
Net investment income			$13,214,682

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,214,682	$24,236,957
Distributions to Shareholders:
Distributions from net investment income	(13,214,125)	(24,245,137)
Share Transactions:
Proceeds from sale of shares	1,296,501,511	3,518,350,577
Net asset value of shares issued to shareholders in payment of distributions declared	6,822,007	13,859,150
Cost of shares redeemed	(1,251,085,770)	(3,802,457,095)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,237,748	(270,247,368)
Change in net assets	52,238,305	(270,255,548)
Net Assets:
Beginning of period	530,728,013	800,983,561
End of period (including distributions in excess of net investment income of $(1,833) and $(2,390), respectively)	$582,966,318	$530,728,013

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	1,296,501,511	3,518,350,577
Shares issued to shareholders in payment of distributions declared	6,822,007	13,859,150
Shares redeemed	(1,251,085,770)	(3,802,457,095)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	52,237,748	(270,247,368)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $835,048 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

AUTOMATED GOVERNMENT MONEY TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	1/31/2007		7/31/2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.034	0.009
Less Distributions:
Distributions from net investment income	(0.022)		(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	2.20%		3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00	% [3]
Net investment income	4.33	% [3]	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,382,671		$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,022.00	$5.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.09

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	81.5%
U.S. Government Agency Securities	18.8%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.0%
8-30 Days	1.4%
31-90 Days	9.4%
91-180 Days	2.0%
181 Days or more	8.5%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--18.8%
$205,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/19/2007 - 4/5/2007	$204,958,367
290,855,000		Federal Home Loan Bank System Notes, 3.750% - 6.500%, 2/1/2007 - 2/28/2008	290,776,240
241,520,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.020%, 2/6/2007 - 1/7/2008	236,418,730
227,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.220%, 2/7/2007 - 3/19/2007	226,959,608
155,398,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	155,343,551
123,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.203%, 3/28/2007	122,940,789
337,277,000		Federal National Mortgage Association Notes, 3.000% - 5.410%, 3/15/2007 - 1/8/2008	336,595,675
		TOTAL U.S. GOVERNMENT AGENCIES	1,573,992,960
		REPURCHASE AGREEMENTS--81.5%
100,000,000	[3]	Repurchase agreement 5.270%, dated 1/11/2007 under which Banc of America Securities N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $100,702,667 on 2/28/2007. The market value of the underlying securities at the end of the period was $102,168,974.	100,000,000
1,500,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Banc of America Securities N.A. will repurchase U.S. Government Agency securities with various maturities to 7/1/2035 for $1,500,220,417 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,001.	1,500,000,000
2,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/6/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,040,000,443.	2,000,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$139,000,000		Interest in $289,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $139,020,194 on 2/1/2007. The market value of the underlying securities at the end of the period was $294,781,051.	$139,000,000
1,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 12/1/2046 for $1,000,146,944, on 2/1/2007. The market value of the underlying securities at the end of the period was $1,022,844,008	1,000,000,000
1,000,000,000		Repurchase agreement 5.290%, dated 1/31/2007 under which Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $1,000,146,944 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,024,677,800.	1,000,000,000
790,000,000		Interest in $850,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/1/2037 for $790,116,086 on 2/1/2007. The market value of the underlying securities at the end of the period was $869,141,323.	790,000,000
225,000,000	[3]	Repurchase agreement 5.340%, dated 9/6/2006 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for $231,007,500 on 3/5/2007. The market value of the underlying securities at the end of the period was $234,651,679.	225,000,000
80,000,000	[3]	Repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2035 for $84,290,347 on 11/7/2007. The market value of the underlying securities at the end of the period was $83,412,211.	80,000,000
		TOTAL REPURCHASE AGREEMENTS	6,834,000,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	8,407,992,960
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(25,322,137)
		TOTAL NET ASSETS--100%	$8,382,670,823

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and liabilities

January 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$6,834,000,000
Investments in securities	1,573,992,960
Total investments in securities, at amortized cost and value		$8,407,992,960
Income receivable		18,708,193
TOTAL ASSETS		8,426,701,153
Liabilities:
Payable to bank	668,327
Payable for investments purchased	37,000,000
Payable for distribution services fee (Note 4)	3,218,454
Payable for shareholder services fee (Note 4)	1,772,194
Accrued expenses	1,371,355
TOTAL LIABILITIES		44,030,330
Net assets for 8,382,652,998 shares outstanding		$8,382,670,823
Net Assets Consist of:
Paid-in capital		$8,382,652,998
Undistributed net investment income		17,825
TOTAL NET ASSETS		$8,382,670,823
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$8,382,670,823 ÷ 8,382,652,998 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$214,090,761
Expenses:
Investment adviser fee (Note 4)		$12,049,082
Administrative personnel and services fee (Note 4)		3,193,571
Custodian fees		108,474
Transfer and dividend disbursing agent fees and expenses		4,033,173
Directors'/Trustees' fees		31,436
Auditing fees		6,404
Legal fees		5,527
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		22,089,983
Shareholder services fee (Note 4)		10,040,902
Share registration costs		91,215
Printing and postage		506,221
Insurance premiums		26,213
Miscellaneous		3,713
TOTAL EXPENSES		52,274,133
Waivers (Note 4):
Waiver of investment adviser fee	$(7,764,261)
Waiver of administrative personnel and services fee	(133,104)
Waiver of distribution services fee	(4,016,361)
TOTAL WAIVERS		(11,913,726)
Net expenses			40,360,407
Net investment income			$173,730,354

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited)	Year Ended
	1/31/2007	7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,730,354	$235,356,156
Distributions to Shareholders:
Distributions from net investment income	(173,802,849)	(235,433,046)
Share Transactions:
Proceeds from sale of shares	2,531,384,887	7,178,814,440
Net asset value of shares issued to shareholders in payment of distributions declared	173,802,849	235,432,403
Cost of shares redeemed	(1,945,975,792)	(6,041,460,584)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	759,211,944	1,372,786,259
Change in net assets	759,139,449	1,372,709,369
Net Assets:
Beginning of period	7,623,531,374	6,250,822,005
End of period (including undistributed net investment income of $17,825 and $90,320, respectively)	$8,382,670,823	$7,623,531,374

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	2,531,384,887	7,178,814,440
Shares issued to shareholders in payment of distributions declared	173,802,849	235,432,403
Shares redeemed	(1,945,975,792)	(6,041,460,584)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	759,211,944	1,372,786,259

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $7,764,261 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, FSC voluntarily waived $4,016,361 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Fund entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history. The Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.025		0.040	0.020	0.007	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.025)		(0.040)	(0.020)	(0.007)	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.51%		4.05%	1.97%	0.71%	1.12%	2.23%

Ratios to Average Net Assets:
Net expenses	0.46	% [3]	0.48%	0.47%	0.46%	0.46%	0.46%
Net investment income	4.93	% [3]	3.97%	1.91%	0.71%	1.15%	2.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,513		$189,392	$114,763	$148,324	$180,849	$289,339

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.10	$2.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	35.9%
Variable Rate Instruments	33.3%
Bank Instruments	23.8%
Repurchase Agreements	6.9%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.5	% [4]
8-30 Days	26.9%
31-90 Days	21.1%
91-180 Days	4.6%
181 Days and more	7.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper & Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.0% of the Fund's portfolio.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.5%
		Finance - Automotive--1.3%
$1,044,591		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	$1,044,591
293,850	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007	293,850
301,496		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	301,496
442,418	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	442,418
561,377	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	561,377
		TOTAL	2,643,732
		Finance - Equipment--0.4%
830,377		GE Equipment Midticket LLC, (Series 2006-1), Class A1, 5.301%, 12/15/2007	830,377
		Finance - Retail--1.8%
3,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	3,000,000
500,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	500,000
		TOTAL	3,500,000
		TOTAL ASSET-BACKED SECURITIES	6,974,109
		CERTIFICATES OF DEPOSIT--5.7%
		Banking--5.7%
3,000,000		Barclays Bank PLC, 5.300% - 5.420%, 5/24/2007 - 1/25/2008	3,000,000
1,000,000		Calyon, Paris, 5.355%, 4/30/2007	1,000,012
2,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/27/2007	2,000,000
1,000,000		Credit Suisse, Zurich, 4.920%, 2/5/2007	1,000,000
750,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	750,000
2,000,000		Huntington National Bank, Columbus, OH, 5.360%, 5/11/2007	2,000,000
1,000,000		Societe Generale, Paris, 5.190%, 10/9/2007	998,915
750,000		Toronto Dominion Bank, 5.505%, 8/3/2007	750,245
		TOTAL CERTIFICATES OF DEPOSIT	11,499,172
		COLLATERALIZED LOAN AGREEMENTS--10.5%
		Banking--2.5%
5,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	5,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--8.0%
$6,000,000		Citigroup Global Markets, Inc., 5.413%, 2/1/2007	$6,000,000
7,000,000		Goldman Sachs & Co., 5.413%, 2/1/2007	7,000,000
3,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	3,000,000
		TOTAL	16,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	21,000,000
		COMMERCIAL PAPER--35.9% [3]
		Banking--11.1%
1,000,000		Bank of America Corp., 5.210%, 4/24/2007	988,133
2,000,000		Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007	1,981,172
8,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.270%, 3/6/2007 - 3/21/2007	7,954,766
5,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 5.280%, 2/7/2007	4,995,600
5,500,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.215% - 5.250%, 3/13/2007 - 10/5/2007	5,425,979
1,000,000		Societe Generale North America, Inc., (Societe Generale, Paris GTD), 5.265%, 2/12/2007	998,391
		TOTAL	22,344,041
		Brokerage--0.5%
1,000,000		Goldman Sachs Group, Inc., 5.432%, 1/16/2008	1,000,000
		Finance - Automotive--3.1%
1,303,000		DRAC LLC, (A1+/P1 Series), 5.250%, 4/5/2007	1,291,029
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.170% - 5.260%, 2/7/2007 - 4/3/2007	1,990,363
3,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.260%, 3/19/2007	2,979,837
		TOTAL	6,261,229
		Finance - Commercial--3.8%
5,000,000		CIT Group, Inc., 5.200% - 5.250%, 4/24/2007 - 7/16/2007	4,905,471
2,669,000	[1,2]	Fairway Finance Co. LLC, 5.250%, 4/16/2007	2,640,197
		TOTAL	7,545,668
		Finance - Retail--8.0%
3,000,000	[1,2]	Amsterdam Funding Corp., 5.285%, 2/9/2007	2,996,477
1,500,000	[1,2]	Paradigm Funding LLC, 5.230%, 3/21/2007	1,489,540
4,000,000	[1,2]	Sheffield Receivables Corp., 5.280%, 2/14/2007	3,992,373
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$640,000	[1,2]	Tulip Funding Corp., 5.260%, 2/8/2007	$639,345
7,000,000	[1,2]	Yorktown Capital LLC, 5.300%, 2/27/2007	6,973,206
		TOTAL	16,090,941
		Finance - Securities--8.4%
5,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.313%, 3/7/2007	4,989,714
8,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.275%, 2/5/2007 - 7/20/2007	7,924,084
1,962,000	[1,2]	Perry Global Funding LLC, (Series A), 5.260%, 2/14/2007	1,958,273
2,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.205%, 5/21/2007	1,968,481
		TOTAL	16,840,552
		Insurance--1.0%
2,000,000	[1,2]	Aspen Funding Corp., 5.275%, 2/13/2007	1,996,483
		TOTAL COMMERCIAL PAPER	72,078,914
		CORPORATE NOTES--3.1%
		Banking--0.5%
1,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	1,000,000
		Finance - Securities--2.6%
2,250,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.000% - 5.420%, 3/9/2007 - 9/17/2007	2,250,000
3,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.315%, 10/12/2007	2,999,896
		TOTAL	5,249,896
		TOTAL CORPORATE NOTES	6,249,896
		GOVERNMENT AGENCIES--1.0%
		Government Agency--1.0%
2,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	2,000,000
		NOTES - VARIABLE--33.3% [5]
		Banking--15.6%
6,000,000		Bank of America N.A., 5.363%, 2/1/2007	6,000,000
2,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	2,000,000
2,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	2,000,000
965,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.420%, 2/1/2007	965,000
3,000,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$440,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	$440,000
3,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	3,000,000
3,000,000		HBOS Treasury Services PLC, 5.436%, 3/26/2007	3,000,000
4,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	4,000,000
1,125,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 5.420%, 2/1/2007	1,125,000
1,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	1,000,000
1,500,000		Wells Fargo & Co., 5.386%, 2/2/2007	1,500,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.290%, 2/16/2007	2,500,000
225,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.460%, 2/1/2007	225,000
480,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 2/1/2007	480,000
		TOTAL	31,235,000
		Brokerage--5.2%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	2,000,046
2,500,000		Merrill Lynch & Co., Inc., 5.330%, 2/26/2007	2,500,000
2,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	2,000,000
4,000,000		Morgan Stanley, 5.373% - 5.410%, 2/1/2007	4,000,000
		TOTAL	10,500,046
		Finance - Commercial--0.6%
1,110,000		CIT Group, Inc., 5.595%, 2/20/2007	1,110,725
		Finance - Retail--1.5%
2,000,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	1,999,985
1,000,000	[1,2]	SLM Corp., 5.320%, 2/14/2007	1,000,000
		TOTAL	2,999,985
		Finance - Securities--0.5%
1,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.320%, 2/1/2007	999,904
		Government Agency--4.9%
9,805,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	9,805,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Insurance--2.5%
$2,000,000		MetLife Insurance Co. of Connecticut, 5.450%, 3/5/2007	$2,000,000
2,000,000		Monumental Life Insurance Co., 5.410%, 2/1/2007	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 5.371%, 2/5/2007	1,000,007
		TOTAL	5,000,007
		Municipal--0.8%
1,700,000		Florida Hurricane Catastrophe Fund Finance Corp., (Series 2006-B), 5.330%, 2/15/2007	1,700,000
		Pharmaceuticals and Health Care--1.7%
3,333,000	[1,2]	Eli Lilly Services, Inc., (Eli Lilly & Co. GTD), 5.316%, 2/1/2007	3,333,000
		TOTAL NOTES - VARIABLE	66,683,667
		REPURCHASE AGREEMENT--6.9%
13,830,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	13,830,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	200,315,758
		OTHER ASSETS AND LIABILITIES - NET--0.1%	196,779
		TOTAL NET ASSETS--100%	$200,512,537

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $83,829,401 which represented 41.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $83,829,401 which represented 41.8% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Reflects potential extension period.

5 Floating rate notes with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$200,315,758
Cash		34,307
Income receivable		651,055
Receivable for shares sold		35,445
TOTAL ASSETS		201,036,565
Liabilities:
Payable for shares redeemed	$5,811
Income distribution payable	511,634
Accrued expenses	6,583
TOTAL LIABILITIES		524,028
Net assets for 200,503,719 shares outstanding		$200,512,537
Net Assets Consist of:
Paid-in capital		$200,513,284
Distributions in excess of net investment income		(747)
TOTAL NET ASSETS		$200,512,537
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$200,512,537 ÷ 200,503,719 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$5,449,337
Expenses:
Investment adviser fee (Note 4)		$404,449
Administrative personnel and services fee (Note 4)		78,990
Custodian fees		14,499
Transfer and dividend disbursing agent fees and expenses		80,549
Directors'/Trustees' fees		1,213
Auditing fees		8,472
Legal fees		4,957
Portfolio accounting fees		26,763
Share registration costs		12,127
Printing and postage		9,395
Insurance premiums		3,981
Miscellaneous		393
TOTAL EXPENSES		645,788
Waivers (Note 4):
Waiver of investment adviser fee	$(176,911)
Waiver of administrative personnel and services fee	(1,943)
TOTAL WAIVERS		(178,854)
Net expenses			466,934
Net investment income			$4,982,403

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,982,403	$7,362,117
Distributions to Shareholders:
Distributions from net investment income	(4,982,685)	(7,362,217)
Share Transactions:
Proceeds from sale of shares	266,576,674	539,637,801
Proceeds from shares issued in connection with the tax-free transfer of assets from Money Market Trust	--	55,892,115
Net asset value of shares issued to shareholders in payment of distributions declared	2,112,158	3,238,608
Cost of shares redeemed	(257,567,671)	(524,139,366)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,121,161	74,629,158
Change in net assets	11,120,879	74,629,058
Net Assets:
Beginning of period	189,391,658	114,762,600
End of period (including distributions in excess of net investment income of $(747) and $(465), respectively)	$200,512,537	$189,391,658

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal.

On August 8, 2005, the Fund received assets from Money Market Trust as the result of a tax-free reorganization, as follows:

Shares of Federated Master Trust Issued	Money Market Trust Net Assets Received	Net Assets of Federated Master Trust Prior to Combination	Net Assets of Money Market Trust Immediately Prior to Combination	Net Assets of Federated Master Trust Immediately After Combination
55,882,550	$55,892,115	$140,329,381	$55,892,115	$196,221,496

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions, if any, are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	266,576,674	539,637,801
Shares issued in connection with the tax-free transfer of assets from Money Market Trust	--	55,882,550
Shares issued to shareholders in payment of distributions declared	2,112,158	3,238,608
Shares redeemed	(257,567,671)	(524,139,366)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,121,161	74,619,593

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. For the six months ended January 31, 2007, the Adviser voluntarily waived $176,911 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MASTER TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.245		0.039	0.019	0.006	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.245)		(0.039)	(0.019)	(0.006)	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.47%		4.01%	1.93%	0.65%	1.04%	1.97%

Ratios to Average Net Assets:
Net expenses	0.46	% [2]	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.86	% [2]	3.96%	1.91%	0.64%	1.03%	1.95%
Expense waiver/reimbursement [3]	0.10	% [2]	0.31%	0.45%	0.40%	0.38%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,943		$204,909	$110,588	$128,039	$220,547	$212,948

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,024.70	$2.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.89	$2.35

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	77.2%
U.S. Government Agency Securities	23.1%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	0.5%
31-90 Days	12.7%
91-180 Days	2.6%
181 Days or more	9.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--23.1%
$6,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/8/2007 - 4/4/2007	$5,998,345
7,500,000		Federal Home Loan Bank System Notes, 3.700% - 5.580%, 6/21/2007 - 2/28/2008	7,487,516
6,850,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.020%, 2/6/2007 - 1/7/2008	6,698,782
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.235%, 2/7/2007 - 3/19/2007	7,498,705
6,154,000		Federal Home Loan Mortgage Corp. Notes, 2.700% - 5.350%, 3/15/2007 - 12/19/2007	6,136,887
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.203%, 3/28/2007	4,997,593
7,100,000		Federal National Mortgage Association Notes, 3.875% - 5.410%, 5/15/2007 - 1/8/2008	7,089,147
		TOTAL GOVERNMENT AGENCIES	45,906,975
		REPURCHASE AGREEMENTS--77.2%
25,000,000		Interest in $2,675,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	25,000,000
11,594,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	11,594,000
1,000,000	[3]	Interest in $875,000,000 joint repurchase agreement 5.27%, dated 1/11/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $881,148,333 on 2/28/2007. The market value of the underlying securities at the end of the period was $895,169,503.	1,000,000
25,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/15/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$24,000,000		Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	$24,000,000
6,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	6,000,000
25,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	25,000,000
1,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.3044%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/20/2037 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,143,622.	1,000,000
35,000,000		Interest in $200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Westdeutche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $200,029,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $204,670,186.	35,000,000
		TOTAL REPURCHASE AGREEMENTS	153,594,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	199,500,975
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(557,836)
		TOTAL NET ASSETS--100%	$198,943,139

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$153,594,000
Investments in securities	45,906,975
Total investments in securities, at amortized cost and value		$199,500,975
Income receivable		531,640
Receivable for shares sold		133,435
TOTAL ASSETS		200,166,050
Liabilities:
Payable for investments purchased	500,000
Payable for shares redeemed	114,958
Income distribution payable	564,058
Payable to bank	14,836
Accrued expenses	29,059
TOTAL LIABILITIES		1,222,911
Net assets for 198,932,709 shares outstanding		$198,943,139
Net Assets Consist of:
Paid-in capital		$198,943,911
Distributions in excess of net investment income		(772)
TOTAL NET ASSETS		$198,943,139
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$198,943,139 ÷ 198,932,709 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$5,672,082
Expenses:
Investment adviser fee (Note 4)		$426,129
Administrative personnel and services fee (Note 4)		84,711
Custodian fees		12,965
Transfer and dividend disbursing agent fees and expenses		11,975
Directors'/Trustees' fees		1,307
Auditing fees		8,472
Legal fees		4,823
Portfolio accounting fees		28,122
Share registration costs		12,972
Printing and postage		7,849
Insurance premiums		4,140
Miscellaneous		498
TOTAL EXPENSES		603,963
Waivers (Note 4):
Waiver of investment adviser fee	$(105,222)
Waiver of administrative personnel and services fee	(3,533)
TOTAL WAIVERS		(108,755)
Net expenses			495,208
Net investment income			$5,176,874

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,176,874	$8,055,741
Distributions to Shareholders:
Distributions from net investment income	(5,177,476)	(8,056,155)
Share Transactions:
Proceeds from sale of shares	235,772,293	629,496,212
Proceeds from shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	--	65,132,145
Net asset value of shares issued to shareholders in payment of distributions declared	1,573,481	2,305,750
Cost of shares redeemed	(243,311,376)	(602,612,124)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,965,602)	94,321,983
Change in net assets	(5,966,204)	94,321,569
Net Assets:
Beginning of period	204,909,343	110,587,774
End of period (including distributions in excess of net investment income of $(772) and $(170), respectively)	$198,943,139	$204,909,343

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

On August 8, 2005, the Fund received assets from Trust for Short-Term U.S. Government Securities as a result of a tax-free reorganization as follows:

Shares of Federated Short-Term U.S. Government Trust Issued	Trust for Short-Term U.S. Government Securities Net Assets Received	Net Assets of Federated Short-Term U.S. Government Trust Prior to Combination	Net Assets of Trust for Short-Term U.S. Government Securities Immediately Prior to Combination	Net Assets of Federated Short-Term U.S. Government Trust Immediately After Combination
65,120,943	$65,132,145	$146,308,953	$65,132,145	$211,441,098

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	235,772,293	629,496,212
Shares issued in connection with the tax-free transfer of assets from Trust for Short-Term U.S. Government Securities	--	65,120,943
Shares issued to shareholders in payment of distributions declared	1,573,481	2,305,750
Shares redeemed	(243,311,376)	(602,612,124)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,965,602)	94,310,781

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $105,222 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.026		0.041	0.022	0.009	0.013	0.021
Net realized and unrealized gain on investments	--		--	--	--	--	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.026		0.041	0.022	0.009	0.013	0.022
Less Distributions:
Distributions from net investment income	(0.026)		(0.041)	(0.022)	(0.009)	(0.013)	(0.021)
Distributions from net realized gain on investments	--		--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.026)		(0.041)	(0.022)	(0.009)	(0.013)	(0.022)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.58%		4.21%	2.17%	0.89%	1.26%	2.22%

Ratios to Average Net Assets:
Net expenses	0.20	% [2]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	5.05	% [2]	4.15%	2.15%	0.88%	1.25%	2.16%
Expense waiver/reimbursement [3]	0.09	% [2]	0.29%	0.34%	0.35%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,543,492		$1,556,092	$1,206,111	$1,159,503	$1,521,953	$1,798,217

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.80	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Fund's Institutional Shares annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	100.7%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.1%
8-30 Days	44.4%
31-90 Days	35.1%
91-180 Days	2.8%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.7%
$185,000,000	[1]	Federal Farm Credit System Discount Notes, 5.110% - 5.155%, 2/13/2007 - 3/18/2007	$184,475,825
994,815,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.180% - 5.260%, 2/1/2007 - 4/10/2007	994,636,019
1,874,696,000	[1]	Federal Home Loan Bank System Discount Notes, 5.125% - 5.170%, 2/2/2007 - 4/27/2007	1,866,756,992
233,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.210%, 2/14/2007 - 4/17/2007	232,920,535
309,105,000		Federal Home Loan Bank System Notes, 2.625% - 7.625%, 2/15/2007 - 2/28/2008	308,834,699
110,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.120%, 3/1/2007 - 3/22/2007	109,382,756
		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST) [3]	3,697,006,826
		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(27,274,490)
		TOTAL NET ASSETS--100%	$3,669,732,336

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,697,006,826
Income receivable		7,707,756
Receivable for shares sold		36,273
TOTAL ASSETS		3,704,750,855
Liabilities:
Payable for investments purchased	$17,500,000
Payable for shares redeemed	1,078,882
Income distribution payable	11,982,022
Payable to bank	3,968,450
Payable for shareholder services fee (Note 4)	312,411
Accrued expenses	176,754
TOTAL LIABILITIES		35,018,519
Net assets for 3,669,715,412 shares outstanding		$3,669,732,336
Net Assets Consist of:
Paid-in capital		$3,669,724,789
Undistributed net investment income		7,547
TOTAL NET ASSETS		$3,669,732,336
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,543,492,242 ÷ 1,543,458,886 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,126,240,094 ÷ 2,126,256,526 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$96,465,056
Expenses:
Investment adviser fee (Note 4)		$3,667,314
Administrative personnel and services fee (Note 4)		1,458,048
Account administration fee--Institutional Service Shares		756,287
Custodian fees		73,254
Transfer and dividend disbursing agent fees and expenses		33,932
Directors'/Trustees' fees		17,305
Auditing fees		9,366
Legal fees		5,472
Portfolio accounting fees		87,574
Shareholder services fee--Institutional Service Shares (Note 4)		1,768,245
Share registration costs		22,911
Printing and postage		11,104
Insurance premiums		12,523
Miscellaneous		11,994
TOTAL EXPENSES		7,935,329
Waivers (Note 4):
Waiver of investment adviser fee	$(1,593,037)
Waiver of administrative personnel and services fee	(60,801)
TOTAL WAIVERS		(1,653,838)
Net expenses			6,281,491
Net investment income			$90,183,565

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$90,183,565	$133,282,406
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(41,524,357)	(56,310,426)
Institutional Service Shares	(48,678,531)	(76,961,103)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(90,202,888)	(133,271,529)
Share Transactions:
Proceeds from sale of shares	5,919,676,332	11,799,039,407
Proceeds from shares issued in connection with tax-free transfer of assets from Trust for Government Cash Reserves	--	84,754,065
Net asset value of shares issued to shareholders in payment of distributions declared	22,181,393	31,940,046
Cost of shares redeemed	(5,839,078,843)	(11,352,758,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	102,778,882	562,974,938
Change in net assets	102,759,559	562,985,815
Net Assets:
Beginning of period	3,566,972,777	3,003,986,962
End of period (including undistributed net investment income of $7,547 and $26,870, respectively)	$3,669,732,336	$3,566,972,777

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On December 9, 2005, Government Obligations Tax-Managed Fund received assets from the Trust for Government Cash Reserves as a result of a tax-free reorganization, as follows:

Institutional Shares of the Fund Issued	Trust for Government Cash Reserves Net Assets Received	Net Assets of the Fund Prior to Combination	Net Assets of Trust for Government Cash Reserves Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
84,754,065	$84,754,065	$3,211,157,913	$84,754,065	$3,295,911,978

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,140,431,979	$3,140,431,979	6,325,739,769	$6,325,749,146
Shares issued in connection with tax-free merger of assets from the Trust for Government Cash Reserves	--	--	84,754,065	84,754,065
Shares issued to shareholders in payment of distributions declared	12,474,110	12,474,110	16,260,309	16,260,309
Shares redeemed	(3,165,575,949)	(3,165,575,949)	(6,076,755,268)	(6,076,755,268)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,669,860)	$(12,669,860)	349,998,875	$350,008,252

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,779,244,353	$2,779,244,353	5,473,290,261	$5,473,290,261
Shares issued to shareholders in payment of distributions declared	9,707,283	9,707,283	15,679,737	15,679,737
Shares redeemed	(2,673,502,894)	(2,673,502,894)	(5,276,003,312)	(5,276,003,312)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	115,448,742	$115,448,742	212,966,686	$212,966,686
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	102,778,882	$102,778,882	562,965,561	$562,974,938

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $1,593,037 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

For the six months ended January 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Board of Trustees ( the "Trustees"), upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

27TH SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.035	0.150	0.002	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.022)		(0.035)	(0.150)	(0.002)	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.24%		3.53%	1.47%	0.19%	0.57%	1.47%

Ratios to Average Net Assets:
Net expenses	0.93	% [2]	0.93%	0.92%	0.92%	0.93%	0.96%
Net investment income	4.40	% [2]	3.47%	1.42%	0.20%	0.58%	1.46%
Expense waiver/reimbursement [3]	0.30	% [2]	0.29%	0.22%	0.28%	0.19%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$244,247		$258,486	$270,162	$323,777	$443,485	$532,987

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.026	0.006	0.0001	0.001	0.006
Less Distributions:
Distributions from net investment income	(0.018)		(0.026)	(0.006)	(0.0001)	(0.001)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.78%		2.61%	0.62%	0.01%	0.05%	0.57%

Ratios to Average Net Assets:
Net expenses	1.82	% [2]	1.83%	1.75%	1.10%	1.46%	1.86%
Net investment income	3.49	% [2]	2.51%	0.52%	0.02%	0.05%	0.53%
Expense waiver/reimbursement [3]	0.15	% [2]	0.14%	0.14%	0.85%	0.41%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$31,826		$41,481	$54,502	$101,443	$122,807	$153,901

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	1/31/2007		7/31/2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.026	0.003
Less Distributions:
Distributions from net investment income	(0.018)		(0.026)	(0.003)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	1.79%		2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.80	% [3]	1.82%	1.82	% [3]
Net investment income	3.53	% [3]	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.15	% [3]	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,922		$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	1/31/2007		7/31/2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.035	0.006
Less Distributions:
Distributions from net investment income	(0.022)		(0.035)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	2.24%		3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.92	% [3]	0.94%	0.92	% [3]
Net investment income	4.38	% [3]	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.26	% [3]	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$136		$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,022.40	$4.74
Class B Shares	$1,000	$ 1,017.80	$9.26
Class C Shares	$1,000	$ 1,017.90	$9.16
Class F Shares	$1,000	$1,022.40	$4.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.52	$4.74
Class B Shares	$1,000	$1,016.03	$9.25
Class C Shares	$1,000	$1,016.13	$9.15
Class F Shares	$1,000	$ 1,020.57	$4.69

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class B Shares	1.82%
Class C Shares	1.80%
Class F Shares	0.92%

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	75.3%
U.S. Government Agency Securities	25.1%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	73.8	% [4]
8-30 days	0.7%
31-90 days	14.1%
91-180 days	3.6%
181 Days and more	8.2%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 71.0% of the Fund's portfolio.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--25.1%
$12,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/8/2007 - 4/4/2007	$11,997,595
9,180,000		Federal Home Loan Bank System Notes, 5.250% - 5.580%, 6/21/2007 - 2/28/2008	9,181,094
10,140,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.663% - 5.020%, 2/6/2007 - 1/7/2008	9,956,420
14,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.216% - 5.235%, 2/7/2007 - 3/19/2007	13,997,685
7,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 5.350%, 2/15/2007 - 12/19/2007	7,489,934
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.203%, 3/28/2007	4,997,593
12,450,000		Federal National Mortgage Association Notes, 3.500% - 5.410%, 5/15/2007 - 1/28/2008	12,413,558
		TOTAL GOVERNMENT AGENCIES	70,033,879
		REPURCHASE AGREEMENTS--75.3%
33,000,000		Interest in $2,675,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	33,000,000
1,000,000	[3]	Interest in $875,000,000 joint repurchase agreement 5.270%, dated 1/11/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $881,148,333 on 2/28/2007. The market value of the underlying securities at the end of the period was $895,169,503.	1,000,000
32,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	32,000,000
14,199,000		Interest in $1,478,000,000 joint repurchase agreement 5.230%, dated 1/31/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	14,199,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$32,000,000		Interest in $3,300,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	$32,000,000
9,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 5.340%, dated 9/6/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $783,508,661.	9,000,000
32,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	32,000,000
2,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.304%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/20/2037 for $300,243,520 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,143,622.	2,000,000
55,000,000		Interest in $200,000,000 joint repurchase agreement 5.290%, dated 1/31/2007 under which WestLB AG will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $200,029,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $204,670,186.	55,000,000
		TOTAL REPURCHASE AGREEMENTS	210,199,000
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [4]	280,232,879
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(1,102,139)
		TOTAL NET ASSETS--100%	$279,130,740

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$210,199,000
Investments in securities	70,033,879
Total investments in securities, at amortized cost and value		$280,232,879
Cash		25,850
Income receivable		779,896
Receivable for shares sold		235,691
TOTAL ASSETS		281,274,316
Liabilities:
Payable for investments purchased	1,000,000
Payable for shares redeemed	664,484
Payable for Directors'/Trustees' fees	43
Payable for shareholder services fee (Note 4)	129,622
Payable for distribution services fee (Note 4)	23,142
Payable for transfer and dividend disbursing agent fees and expenses	240,331
Income distribution payable	58,092
Accrued expenses	27,862
TOTAL LIABILITIES		2,143,576
Net assets for 279,184,832 shares outstanding		$279,130,740
Net Assets Consist of:
Paid in capital		$279,129,903
Undistributed net investment income		837
TOTAL NET ASSETS		$279,130,740

Statement of Assets and Liabilities-continued

January 31, 2007 (unaudited)

Net Asset Value and Offering Price Per Share
Class A Shares:
$244,247,335 ÷ 244,304,348 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$31,825,547 ÷ 31,823,919 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$2,921,937 ÷ 2,920,655 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$135,921 ÷ 135,910 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00) [1]	$0.95
Class C Shares (99.00/100 of $1.00) [1]	$0.99
Class F Shares (99.00/100 of $1.00) [1]	$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$7,796,413
Expenses:
Investment adviser fee (Note 4)		$732,104
Administrative personnel and services fee (Note 4)		136,109
Custodian fees		10,510
Transfer and dividend disbursing agent fees and expenses		421,700
Directors'/Trustees' fees		1,456
Auditing fees		8,976
Legal fees		4,779
Portfolio accounting fees		55,031
Distribution services fee--Class B Shares (Note 4)		138,976
Distribution services fee--Class C Shares (Note 4)		13,353
Shareholder services fee--Class A Shares (Note 4)		308,768
Shareholder services fee--Class B Shares (Note 4)		46,325
Shareholder services fee--Class C Shares (Note 4)		3,931
Shareholder services fee--Class F Shares (Note 4)		158
Share registration costs		33,482
Printing and postage		22,288
Insurance premiums		4,482
Miscellaneous		1,209
TOTAL EXPENSES		1,943,637
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(199,840)
Waiver of administrative personnel and services fee	(24,536)
Reimbursement of shareholder services fee--Class A Shares	(182,735)
Reimbursement of shareholder services fee--Class F Shares	(81)
TOTAL WAIVERS AND REIMBURSEMENTS		(407,192)
Net expenses			1,536,445
Net investment income			$6,259,968
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,259,968	$10,320,822
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,546,561)	(9,112,576)
Class B Shares	(647,348)	(1,139,170)
Class C Shares	(62,538)	(61,406)
Class F Shares	(3,357)	(7,376)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,259,804)	(10,320,528)
Share Transactions:
Proceeds from sale of shares	61,365,346	173,752,700
Net asset value of shares issued to shareholders in payment of distributions declared	5,823,706	9,602,595
Cost of shares redeemed	(91,908,724)	(205,460,043)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,719,672)	(22,104,748)
Change in net assets	(24,719,508)	(22,104,454)
Net Assets:
Beginning of period	303,850,248	325,954,702
End of period (including undistributed net investment income of $837 and $673, respectively)	$279,130,740	$303,850,248

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is stability of principal and current income with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,595,285	$53,595,285	141,280,203	$141,280,203
Shares issued to shareholders in payment of distributions declared	5,205,953	5,205,953	8,570,155	8,570,155
Shares redeemed	(73,040,414)	(73,040,414)	(161,526,269)	(161,526,269)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,239,176)	$(14,239,176)	(11,675,911)	$(11,675,911)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,990,063	$4,990,063	22,819,772	$22,819,772
Shares issued to shareholders in payment of distributions declared	556,793	556,793	972,422	972,422
Shares redeemed	(15,201,335)	(15,201,335)	(36,813,796)	(36,813,796)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(9,654,479)	$(9,654,479)	(13,021,602)	$(13,021,602)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,755,898	$2,755,898	8,972,578	$8,972,578
Shares issued to shareholders in payment of distributions declared	57,764	57,764	53,236	53,236
Shares redeemed	(3,591,314)	(3,591,314)	(6,612,258)	(6,612,258)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(777,652)	$(777,652)	2,413,556	$2,413,556

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	24,100	$24,100	680,147	$680,147
Shares issued to shareholders in payment of distributions declared	3,196	3,196	6,782	6,782
Shares redeemed	(75,661)	(75,661)	(507,720)	(507,720)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(48,365)	$(48,365)	179,209	$179,209
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(24,719,672)	$(24,719,672)	(22,104,748)	$(22,104,748)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $199,840 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $7,936 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC voluntarily reimbursed $182,816 of shareholder services fees. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser and the Adviser noted the higher costs of services offered to shareholders and other expenses associated with the Fund. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8110106 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.026		0.043	0.022	0.009	0.012	0.020
Less Distributions:
Distributions from net investment income	(0.026)		(0.043)	(0.022)	(0.009)	(0.012)	(0.020)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.63%		4.33%	2.27%	0.91%	1.25%	2.04%

Ratios to Average Net Assets:
Net expenses	0.19	% [3]	0.18%	0.17%	0.16%	0.16%	0.16%
Net investment income	5.26	% [3]	4.32%	2.28%	0.90%	1.24%	2.13%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,286		$86,721	$81,537	$93,831	$228,140	$242,443

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,026.30	$0.97
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.97

1 Expenses are equal to the Fund's annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	100.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.1%
$13,000,000	Interest in $2,675,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ABN AMRO Bank NV, New York, will repurchase U.S. Government Agency securities with various maturities to 2/1/2044 for $2,675,393,076 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,730,256,339.	$13,000,000
12,000,000	Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A., will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	12,000,000
12,000,000	Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	12,000,000
4,362,000	Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	4,362,000
12,000,000	Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING Financial Markets LLC, will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250.	12,000,000
12,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Societe Generale, London, will repurchase U.S. Government Agency securities with various maturities to 6/1/2040 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,053,702,956.	12,000,000
12,000,000	Interest in $850,000,000 joint repurchase agreement 5.28%, dated 1/31/2007 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $850,124,667 on 2/1/2007. The market value of the underlying securities at the end of the period was $867,314,965.	12,000,000
	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [1]	77,362,000
	OTHER ASSETS AND LIABILITIES--(0.1)%	(75,724)
	TOTAL NET ASSETS--100%	$77,286,276

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$77,362,000
Cash		221
Income receivable		11,357
Receivable for shares sold		18,920
TOTAL ASSETS		77,392,498
Liabilities:
Payable for custodian fees	$2,580
Payable for portfolio accounting fees	8,076
Payable for transfer and dividend disbursing agent fees and expenses	3,952
Income distribution payable	91,614
TOTAL LIABILITIES		106,222
Net assets for 77,286,710 shares outstanding		$77,286,276
Net Assets Consist of:
Paid-in capital		$77,286,710
Distributions in excess of net investment income		(434)
TOTAL NET ASSETS		$77,286,276
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,286,276 ÷ 77,286,710 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$2,456,115
Expenses:
Investment adviser fee (Note 5)		$180,464
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		7,891
Transfer and dividend disbursing agent fees and expenses		9,569
Directors'/Trustees' fees		462
Auditing fees		8,472
Legal fees		4,753
Portfolio accounting fees		21,504
Share registration costs		16,266
Printing and postage		4,735
Insurance premiums		3,823
Miscellaneous		3,221
TOTAL EXPENSES		336,777
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(180,464)
Waiver of administrative personnel and services fee	(12,151)
Reimbursement of other operating expenses	(60,283)
TOTAL WAIVERS AND REIMBURSEMENT		(252,898)
Net expenses			83,879
Net investment income			$2,372,236

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,372,236	$4,176,753
Distributions to Shareholders:
Distributions from net investment income	(2,372,049)	(4,176,738)
Share Transactions:
Proceeds from sale of shares	376,594,239	916,539,897
Net asset value of shares issued to shareholders in payment of distributions declared	1,663,767	2,988,698
Cost of shares redeemed	(387,692,667)	(914,345,021)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,434,661)	5,183,574
Change in net assets	(9,434,474)	5,183,589
Net Assets:
Beginning of period	86,720,750	81,537,161
End of period (including distributions in excess of net investment income of $(434) and $(621), respectively)	$77,286,276	$86,720,750

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	376,594,239	916,539,897
Shares issued to shareholders in payment of distributions declared	1,663,767	2,988,698
Shares redeemed	(387,692,667)	(914,345,021)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,434,661)	5,183,574

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $180,464 of its fee and reimbursed $60,283 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.141% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

LIQUID CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.032	0.012	0.001	0.004	0.014
Net realized and unrealized gain on investments	0.000	[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.032	0.012	0.001	0.004	0.014
Less Distributions:
Distributions from net investment income	(0.021)		(0.032)	(0.012)	(0.001)	(0.004)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.13%		3.29%	1.22%	0.06%	0.44%	1.42%

Ratios to Average Net Assets:
Net expenses	1.22	% [3]	1.22%	1.22%	1.13%	1.22%	1.20%
Net investment income	4.19	% [3]	3.22%	1.19%	0.06%	0.45%	1.42%
Expense waiver/reimbursement [4]	0.65	% [3]	0.56%	0.37%	0.33%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,668		$36,597	$41,519	$49,683	$57,210	$68,035

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,021.30	$6.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.06	$6.21

1 Expenses are equal to the Fund's annualized net expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	50.3%
Variable Rate Instruments	41.5%
Bank Instruments	3.3%
Repurchase Agreements	4.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.1%	[4]
8-30 Days	26.8%
31-90 Days	26.0%
91-180 Days	4.3%
181 Days or more	5.4%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 23.7% of the Fund's portfolio.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.1%
		Finance - Automotive--1.6%
$271,624	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$271,624
150,748		GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007	150,748
153,652		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	153,652
		TOTAL	576,024
		Finance - Equipment--0.5%
184,833	[1,2]	Marlin Leasing Receivables X LLC (Series 2006-1), Class A1, 5.475%, 9/17/2007	184,833
		TOTAL ASSET-BACKED SECURITIES	760,857
		BANKERS ACCEPTANCE--2.0%
		Banking--2.0%
732,996		Huntington National Bank, Columbus, OH, 5.300%, 2/23/2007	730,622
		CERTIFICATE OF DEPOSIT--1.3%
		Banking--1.3%
500,000		Societe Generale, Paris, 5.190%, 10/9/2007	499,458
		COLLATERALIZED LOAN AGREEMENTS--16.4%
		Banking--8.2%
1,000,000		Credit Suisse First Boston LLC, 5.393%, 2/1/2007	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 5.438%, 2/1/2007	1,000,000
1,000,000		WAMU Capital Corp., 5.513%, 2/1/2007	1,000,000
		TOTAL	3,000,000
		Brokerage--8.2%
1,000,000		Bear Stearns & Co., Inc., 5.433%, 2/1/2007	1,000,000
1,000,000		Goldman Sachs & Co., 5.413%, 2/1/2007	1,000,000
1,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	1,000,000
		TOTAL	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,000,000
		COMMERCIAL PAPER--29.7% [3]
		Aerospace/Auto--1.6%
300,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 5.320%, 4/12/2007	296,897
300,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG GTD), 5.320%, 2/13/2007	299,468
		TOTAL	596,365
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--1.3%
$500,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.250%, 4/10/2007	$495,042
		Consumer Products--0.8%
300,000	[1,2]	Fortune Brands, Inc., 5.310%, 3/13/2007	298,230
		Finance - Automotive--8.1%
876,000		DRAC LLC (Series A1+/P1), 5.250%, 4/10/2007	867,313
300,000		DaimlerChrysler North America Holding Corp., 5.360%, 4/17/2007	296,650
1,828,000		FCAR Auto Loan Trust (Series A1+/P1), 5.200% - 5.280%, 2/6/2007 - 7/9/2007	1,801,211
		TOTAL	2,965,174
		Finance - Commercial--1.6%
590,000		CIT Group, Inc., 5.250%, 4/24/2007	582,945
		Finance - Equipment--0.8%
300,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 5.340%, 2/6/2007	299,777
		Finance - Retail--5.4%
1,000,000	[1,2]	Amsterdam Funding Corp., 5.190%, 4/11/2007	990,052
500,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	496,932
500,000	[1,2]	Paradigm Funding LLC, 5.230%, 3/21/2007	496,513
		TOTAL	1,983,497
		Finance - Securities--6.3%
225,000	[1,2]	KLIO II Funding Ltd., 5.260%, 3/15/2007	223,619
897,000	[1,2]	Perry Global Funding LLC (Series A), 5.245%, 4/12/2007	887,852
1,185,000	[1,2]	Scaldis Capital LLC, 5.260% - 5.265%, 2/8/2007 - 2/9/2007	1,183,714
		TOTAL	2,295,185
		Insurance--1.4%
500,000	[1,2]	Aspen Funding Corp., 5.275%, 2/13/2007	499,121
		Metals--0.8%
300,000		Alcoa, Inc., 5.270%, 3/5/2007	298,595
		Oil & Oil Finance--0.8%
300,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (ConocoPhillips Co. GTD), 5.320%, 3/19/2007	297,961
		Publishing and Printing--0.8%
300,000	[1,2]	Gannett Co., Inc., 5.320%, 3/2/2007	298,714
		TOTAL COMMERCIAL PAPER	10,910,606
Principal Amount			Value
		CORPORATE BOND--0.7%
		Finance - Retail--0.7%
$250,000		Countrywide Home Loans, Inc., 2.875%, 2/15/2007	$249,744
		CORPORATE NOTE--1.4%
		Banking--1.4%
500,000		Societe Generale, Paris, 5.420%, 1/16/2008	500,000
		NOTES - VARIABLE--41.5% [4]
		Banking--31.1%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.336%, 3/5/2007	500,000
1,000,000	[1,2]	BNP Paribas SA, 5.310%, 2/26/2007	1,000,000
1,750,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 2/26/2007	1,750,000
1,000,000	[1,2]	HBOS Treasury Services PLC, 5.290%, 2/9/2007	1,000,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 5.350%, 2/1/2007	1,000,000
1,000,000	[1]	MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	1,000,000
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 5.320%, 2/1/2007	1,000,000
2,155,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 2/6/2007	2,155,000
1,000,000		U.S. Bank, N.A., 5.390%, 4/2/2007	1,000,246
		TOTAL	11,405,246
		Finance - Retail--5.5%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 5.876%, 2/15/2007	1,000,000
500,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	499,996
500,000	[1,2]	SLM Corp., 5.320%, 2/14/2007	500,000
		TOTAL	1,999,996
		Finance - Securities--4.1%
500,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.325%, 2/1/2007	499,973
1,000,000	[1,2]	Sigma Finance, Inc., 5.325%, 2/1/2007	999,957
		TOTAL	1,499,930
		Municipal--0.8%
300,000		Florida Hurricane Catastrophe Fund Finance Corp. (Series 2006-B), 5.330%, 2/15/2007	300,000
		TOTAL NOTES - VARIABLE	15,205,172
Principal Amount			Value
		REPURCHASE AGREEMENT--4.5%
$1,659,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	$1,659,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	36,515,459
		OTHER ASSETS AND LIABILITIES - NET--0.4%	152,281
		TOTAL NET ASSETS--100%	$36,667,740

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $14,970,498, which represented 40.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $13,698,874, which represented 37.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
SA	--Support Agreement
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$36,515,459
Cash		607
Income receivable		76,336
Receivable for shares sold		123,346
TOTAL ASSETS		36,715,748
Liabilities:
Payable for shares redeemed	$2,430
Payable for shareholder services fee (Note 5)	21,844
Income distribution payable	3,214
Accrued expenses	20,520
TOTAL LIABILITIES		48,008
Net assets for 36,745,012 shares outstanding		$36,667,740
Net Assets Consist of:
Paid-in capital		$36,744,738
Accumulated net realized loss on investments		(77,479)
Undistributed net investment income		481
TOTAL NET ASSETS		$36,667,740
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$36,667,740 ÷ 36,745,012 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$984,427
Expenses:
Investment adviser fee (Note 5)		$90,886
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		15,088
Transfer and dividend disbursing agent fees and expenses		53,094
Directors'/Trustees' fees		331
Auditing fees		8,472
Legal fees		4,749
Portfolio accounting fees		21,504
Shareholder services fee (Note 5)		43,518
Share registration costs		14,082
Printing and postage		9,211
Insurance premiums		3,664
Miscellaneous		271
TOTAL EXPENSES		340,487
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(90,886)
Waiver of administrative personnel and services fee	(12,420)
Reimbursement of other operating expenses	(14,609)
TOTAL WAIVERS AND REIMBURSEMENT		(117,915)
Net expenses			222,572
Net investment income			761,855
Net realized gain on investments			1,370
Change in net assets resulting from operations			$763,225

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$761,855	$1,275,190
Net realized gain on investments	1,370	989
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	763,225	1,276,179
Distributions to Shareholders:
Distributions from net investment income	(761,247)	(1,275,219)
Share Transactions:
Proceeds from sale of shares	10,693,173	24,922,842
Net asset value of shares issued to shareholders in payment of distributions declared	740,707	1,235,330
Cost of shares redeemed	(11,365,381)	(31,081,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	68,499	(4,923,107)
Change in net assets	70,477	(4,922,147)
Net Assets:
Beginning of period	36,597,263	41,519,410
End of period (including undistributed (distributions in excess of) net investment income of $481 and $(127), respectively)	$36,667,740	$36,597,263

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$ 271,624
MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 5.433%, 3/28/2007	3/28/2006	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	10,693,173	24,922,842
Shares issued to shareholders in payment of distributions declared	740,707	1,235,330
Shares redeemed	(11,365,381)	(31,081,279)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	68,499	(4,923,107)

4. FEDERAL TAX INFORMATION

At July 31, 2006, the Fund had a capital loss carryforward of $78,850 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $90,886 of its fee and reimbursed $14,609 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.348% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

8080103 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006		2005	2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.030		0.018	0.009		0.012	0.018
Net realized and unrealized gain (loss) on investments	--		(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.030		0.018	0.009		0.012	0.018
Less Distributions:
Distributions from net investment income	(0.017)		(0.030)		(0.018)	(0.009)		(0.012)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	1.75%		3.01%		1.82%	0.94%		1.25%	1.79%

Ratios to Average Net Assets:
Expenses	0.18	% [3]	0.18%		0.18%	0.18%		0.18%	0.18%
Net investment income	3.40	% [3]	2.99%		1.85%	0.94%		1.19%	1.68%
Expense waiver/reimbursement [4]	0.11	% [3]	0.12%		0.13%	0.12%		0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,772,412		$3,490,983		$3,040,759	$2,144,468		$1,570,532	$856,839

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,017.50	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	83.7%
Municipal Bonds/Notes	10.5%
Commercial Paper	6.3%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

At January 31, 2007, the fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	84.3%
8-30 days	1.3%
31-90 days	3.3%
91-180 days	6.2%
181 days or more	5.4%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 3.690%, 2/1/2007	$4,500,000
7,930,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 3.710%, 2/1/2007	7,930,000
4,230,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	4,230,000
18,500,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.510%, 2/7/2007	18,500,000
1,515,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 3.750%, 2/7/2007	1,515,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 3.590%, 2/7/2007	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.670%, 2/1/2007	3,725,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.560%, 2/7/2007	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	6,600,000
		TOTAL	68,175,000
		Alaska--3.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,750,000
52,370,000		Alaska State Housing Finance Corp., (Series 2002 A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.650%, 2/1/2007	52,370,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.680%, 2/1/2007	9,500,000
31,800,000		North Slope Borough, AK, (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	31,800,000
45,600,000		Valdez, AK Marine Terminal, (Series 1993B), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	45,600,000
20,000,000		Valdez, AK Marine Terminal, (Series 1993C), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 3.700%, 2/1/2007	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--continued
$24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	$24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	193,535,000
		Arizona--0.7%
1,750,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	1,750,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.680%, 2/1/2007	3,400,000
13,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	13,000,000
3,700,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	3,700,000
2,000,000		Pinal County, AZ IDA, (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	2,000,000
15,500,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007	15,500,000
		TOTAL	39,350,000
		Arkansas--1.3%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 3.710%, 2/1/2007	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	5,130,000
16,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	16,800,000
34,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	34,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 3.930%, 2/1/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRBs (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 2/1/2007	7,100,000
		TOTAL	72,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--2.8%
$1,245,000		California PCFA, (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	$1,245,000
910,000		California PCFA, (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 3.620%, 2/7/2007	910,000
1,880,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,880,000
4,100,000		California PCFA, (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,100,000
5,200,000		California PCFA, (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	5,200,000
1,550,000		California PCFA, (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	1,550,000
6,815,000		California PCFA, (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 3.740%, 2/1/2007	6,815,000
5,000,000		California PCFA, (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	5,000,000
6,000,000		California PCFA, (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	6,000,000
2,940,000		California PCFA, (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	2,940,000
3,165,000		California PCFA, (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	3,165,000
4,060,000		California PCFA, (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,060,000
2,365,000		California PCFA, (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank LOC), 3.620%, 2/7/2007	2,365,000
8,000,000		California PCFA, (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/ (Key Bank, N.A. LOC), 3.740%, 2/1/2007	8,000,000
2,000,000		California PCFA, (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 3.740%, 2/1/2007	2,000,000
1,800,000		California PCFA, (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 3.740%, 2/1/2007	1,800,000
2,350,000		California PCFA, (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,350,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	9,000,000
2,000,000		California PCFA, (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 3.740%, 2/1/2007	2,000,000
7,280,000		California PCFA, (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	7,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,160,000		California PCFA, (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	$5,160,000
2,960,000		California PCFA, (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	2,960,000
3,075,000		California PCFA, (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	3,075,000
4,115,000		California PCFA, (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 3.620%, 2/7/2007	4,115,000
1,345,000		California PCFA, (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 3.620%, 2/7/2007	1,345,000
8,905,000		California PCFA, (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 3.680%, 2/7/2007	8,905,000
2,240,000		California PCFA, (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 3.620%, 2/7/2007	2,240,000
3,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-1), Daily VRDNs (Bank of New York and CALSTRS LOCs), 3.610%, 2/1/2007	3,000,000
16,500,000		California State Department of Water Resources Power Supply Program, (Series 2005F-2), Daily VRDNs (JPMorgan Chase Bank, N.A. and Societe Generale, Paris LOCs), 3.590%, 2/1/2007	16,500,000
2,490,000	[3,4]	California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 2/1/2007	2,490,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 3.690%, 2/7/2007	2,515,000
5,000,000		California Statewide Communities Development Authority, (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007	5,000,000
10,500,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	10,500,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	11,500,000
		TOTAL	156,965,000
		Colorado--1.4%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue, (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.600%, 2/7/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,500,000
14,660,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007	14,660,000
		TOTAL	80,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--0.4%
$3,100,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.620%, 2/1/2007	$3,100,000
3,435,000		New Britain, CT, (Series 2000B), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,435,000
3,100,000		New Britain, CT, (Series 2005), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%, 2/7/2007	3,100,000
3,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	3,006,895
10,000,000		New Haven, CT, 4.50% BANs, 2/15/2007	10,002,595
		TOTAL	22,644,490
		District of Columbia--0.4%
16,600,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	16,600,000
3,140,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.750%, 2/1/2007	3,140,000
		TOTAL	19,740,000
		Florida--4.5%
9,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	9,000,000
7,875,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 2/1/2007	7,875,000
2,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,500,000
7,865,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA., New York LOC), 3.570%, 2/7/2007	7,865,000
6,500,000		Greater Orlando, FL Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.720%, 2/7/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	7,835,000
11,280,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 2/15/2007	11,280,000
5,310,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,310,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	8,700,000
11,034,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	11,034,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$13,524,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	$13,524,000
21,846,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	21,846,000
3,000,000		Miami-Dade County, FL, (Series A), 3.62% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	3,000,000
40,000,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	40,000,000
13,650,000		Miami-Dade County, FL, (Series A), 3.65% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,650,000
17,916,000		Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	17,916,000
70,585,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 3.780%, 2/1/2007	70,585,000
		TOTAL	258,420,000
		Georgia--1.8%
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	7,000,000
26,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 2/1/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.050%, 2/1/2007	5,910,000
800,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.680%, 2/1/2007	800,000
4,875,000		Gainesville and Hall County, GA Development Authority, (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	4,875,000
5,000,000		Gwinnett County, GA Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	5,000,000
12,500,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.670%, 2/1/2007	12,500,000
20,000,000		Mitchell County, GA Development Authority, (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 3.760%, 2/1/2007	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,040,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 3.660%, 2/1/2007	$8,040,000
11,600,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.670%, 2/7/2007	11,600,000
2,200,000		Tattnall County, GA IDA, (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	2,200,000
		TOTAL	103,925,000
		Hawaii--0.0%
60,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	60,000
		Illinois--3.4%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 3.790%, 2/1/2007	3,500,000
11,000,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	11,000,000
16,375,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	16,375,000
17,000,000		Chicago, IL Midway Airport, (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 2/1/2007	17,000,000
28,000,000		Chicago, IL MFH Revenue, (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.680%, 2/1/2007	28,000,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 3.680%, 2/1/2007	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-685), 3.50% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 2/8/2007	9,995,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	7,810,000
2,815,000		Chicago, IL, (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/7/2007	2,815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$1,340,000		Chicago, IL, (Series 1999 IDRBs), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	$1,340,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	10,500,000
12,465,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007	12,465,000
2,620,000		Elgin, IL, (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,620,000
490,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	490,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 3.740%, 2/1/2007	3,400,000
2,190,000		Huntley, IL IDRBs, (Series 1999), Weekly VRDNs (Colony, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.590%, 2/7/2007	2,190,000
1,400,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	1,400,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 3.740%, 2/1/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 3.560%, 2/7/2007	2,850,000
5,695,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	5,695,000
3,110,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 3.620%, 2/7/2007	3,110,000
4,000,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.560%, 2/7/2007	4,000,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.800%, 2/1/2007	6,600,000
490,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007	490,000
7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$3,445,000		Tinley Park, IL, (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	$3,445,000
2,845,000		Upper Illinois River Valley Development Authority, (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,845,000
3,140,000		Vernon Hills, IL Industrial Development, (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	3,140,000
2,410,000		Will-Kankakee, IL Regional Development Authority, (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	2,410,000
		TOTAL	193,825,000
		Indiana--3.1%
250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 3.950%, 2/1/2007	250,000
7,931,000		Elkhart County, IN MFH, (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 3.700%, 2/1/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments, (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 3.720%, 2/1/2007	2,292,000
980,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	980,000
3,200,000		Indiana Port Commission, (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 3.550%, 2/7/2007	3,200,000
8,000,000		Indiana State Finance Authority, (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.580%, 2/1/2007	8,000,000
1,155,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,155,000
20,500,000		Indiana State Housing & Community Development Authority, (Series 2006 E-2), 3.62% BANs, 12/20/2007	20,500,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	5,135,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.740%, 2/1/2007	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	5,000,000
4,035,000		Jasper County, IN EDA, (Series 2005), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2006), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$1,390,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.790%, 2/1/2007	$1,390,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	24,200,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 3.670%, 2/1/2007	6,000,000
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.00% TANs, 12/31/2007	4,916,251
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,200,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
22,225,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	22,225,000
6,065,000		Whiting, IN Environmental Facilities Revenue, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,065,000
2,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,000,000
		TOTAL	174,474,251
		Iowa--0.4%
20,000,000		Iowa Finance Authority, (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.700%, 2/1/2007	20,000,000
		Kansas--0.8%
12,174,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	12,174,000
2,160,000		Junction City, KS, 5.00% BANs, 8/1/2007	2,170,378
10,000,000		Kansas Development Finance Authority, (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 3.700%, 2/1/2007	10,000,000
20,000,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	20,049,677
2,920,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,920,000
		TOTAL	47,314,055
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--0.3%
$8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds, (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 3.690%, 2/1/2007	$8,300,000
4,900,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 3.750%, 2/1/2007	4,900,000
740,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.050%, 2/1/2007	740,000
2,182,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.740%, 2/1/2007	2,182,000
1,630,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 3.780%, 2/1/2007	1,630,000
		TOTAL	17,752,000
		Louisiana--1.0%
4,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007	4,000,000
6,303,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.760%, 2/1/2007	6,303,000
11,770,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	11,770,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.760%, 2/1/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips)/(JPMorgan Chase Bank, N.A. LOC), 3.560%, 2/7/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 3.820%, 2/1/2007	11,600,000
		TOTAL	57,773,000
		Maine--0.2%
2,025,000		Biddeford, ME, Weekly VRDNs (DK Associates & Volk Packaging)/ (Comerica Bank LOC), 3.580%, 2/7/2007	2,025,000
8,315,000		Maine Finance Authority, (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.650%, 2/1/2007	8,315,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,285,000
		TOTAL	13,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--0.9%
$2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	5,555,000
3,950,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/7/2007	3,950,000
13,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	4,830,000
5,850,000		Maryland IDFA, (Series 1999), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.570%, 2/7/2007	5,850,000
6,925,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.720%, 2/2/2007	6,925,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	5,730,000
		TOTAL	54,185,000
		Massachusetts--1.2%
12,000,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.690%, 2/1/2007	12,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.68% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 4/9/2007	10,000,000
10,000,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.620%, 2/1/2007	10,000,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.750%, 2/1/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	9,580,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.610%, 2/1/2007	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$1,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.530%, 2/7/2007	$1,800,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/1/2007	19,610,000
		TOTAL	69,290,000
		Michigan--0.9%
6,000,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 3.550%, 2/7/2007	6,000,000
7,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.570%, 2/7/2007	7,300,000
3,360,000	[3,4]	Michigan State Building Authority, PUTTERs (Series 1465), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007	3,360,000
2,800,000		Michigan State Housing Development Authority, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.560%, 2/7/2007	2,800,000
401,000		Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	401,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	9,790,000
12,655,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	12,655,000
		TOTAL	48,806,000
		Minnesota--2.3%
24,410,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	24,410,000
17,740,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007	17,740,000
2,600,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,600,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	3,865,000
1,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	5,220,000
45,000,000		Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007	45,000,000
1,700,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	1,700,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.700%, 2/1/2007	4,965,000
10,190,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007	10,190,000
445,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	445,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	2,250,000
3,300,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007	3,300,000
		TOTAL	132,490,000
		Mississippi--1.0%
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.700%, 2/1/2007	10,000,000
2,050,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	2,050,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,495,000
3,185,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	3,185,000
9,000,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.650%, 2/1/2007	9,000,000
1,180,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	1,180,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 3.670%, 2/1/2007	7,500,000
11,020,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.580%, 2/7/2007	11,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$1,555,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	$1,555,000
5,510,000	[3,4]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.760%, 2/1/2007	5,510,000
		TOTAL	56,915,000
		Missouri--3.5%
29,841,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	29,841,000
725,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC), 3.650%, 2/1/2007	725,000
10,000,000		Kansas City, MO IDA, (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 3.680%, 2/1/2007	10,000,000
47,300,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	47,300,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.680%, 2/1/2007	20,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.700%, 2/1/2007	8,250,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	15,000,000
10,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.660%, 2/1/2007	10,000,000
2,795,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,795,000
1,655,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,655,000
16,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.710%, 2/1/2007	16,000,000
9,300,000		St. Louis, MO IDA, (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 3.560%, 2/7/2007	9,300,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.020%, 2/1/2007	1,000,000
		TOTAL	200,966,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Montana--0.3%
$2,220,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	$2,220,000
6,400,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/1/2007	6,400,000
3,055,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 3.580%, 2/7/2007	3,055,000
3,555,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 3.740%, 2/1/2007	3,555,000
		TOTAL	15,230,000
		Multi State--9.8%
41,581,721	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.810%, 2/1/2007	41,581,721
18,652,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 1999-3), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	18,652,000
47,931,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 3.760%, 2/1/2007	47,931,000
10,170,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.710%, 2/1/2007	10,170,000
10,240,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	10,240,000
21,688,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	21,688,000
5,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007	5,725,000
6,197,223	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007	6,197,223
30,327,673	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	30,327,673
18,339,079	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.740%, 2/1/2007	18,339,079
20,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS and Merrill Lynch & Co., Inc. LIQs), 3.810%, 2/1/2007	20,000,000
269,375,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	269,375,000
60,000,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-004), VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 2/1/2007	60,000,000
		TOTAL	560,226,696
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nebraska--0.4%
$2,900,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	$2,900,000
1,200,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007	1,200,000
7,325,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	7,325,000
3,066,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (FHLB of Topeka LIQ), 3.560%, 2/7/2007	3,066,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,000,000
5,200,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,200,000
		TOTAL	21,691,000
		Nevada--4.1%
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007	11,775,000
7,140,000		Clark County, NV, (Series 1997A), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,535,000
113,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.570%, 2/7/2007	113,000,000
80,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.570%, 2/7/2007	80,000,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.650%, 2/7/2007	13,000,000
		TOTAL	232,450,000
		New Hampshire--0.9%
20,000,000		New Hampshire Business Finance Authority, (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 3.690%, 2/1/2007	20,000,000
1,175,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 3.630%, 2/7/2007	1,175,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.64% CP (New England Power Co.), Mandatory Tender 4/12/2007	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--continued
$1,100,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	$1,100,000
780,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	780,000
		TOTAL	53,055,000
		New Jersey--3.2%
12,689,700		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	12,723,380
2,500,000		Barrington, NJ Board of Education, 4.25% GANs, 8/17/2007	2,507,201
7,094,408		Beachwood, NJ, 4.25% BANs, 8/31/2007	7,116,204
10,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	10,029,670
4,600,000		Kearny, NJ Board of Education, 4.50% BANs, 8/2/2007	4,612,134
3,560,000		Neptune Township, NJ, 4.25% BANs, 11/9/2007	3,577,176
10,070,000		New Jersey EDA, (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	10,070,000
14,610,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	14,610,000
4,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007	4,250,000
12,820,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007	12,820,000
30,000,000		Newark, NJ, (Series 2006A-B), 4.00% BANs, 6/15/2007	30,043,311
4,026,250		North Plainfield, NJ, 4.50% BANs, 6/25/2007	4,036,189
12,600,000		Plainfield, NJ, 4.50% BANs, 3/20/2007	12,613,644
3,090,000		Pleasantville, NJ, 4.25% BANs, 9/28/2007	3,098,963
4,393,712		Sea Girt, NJ, 4.50% BANs, 5/24/2007	4,402,797
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,600,750
21,554,000		Trenton, NJ, 4.50% BANs, 5/18/2007	21,598,630
4,181,875		Upper Freehold Township, NJ, 4.25% BANs, 8/31/2007	4,194,688
2,875,000		Washington Township (Morris County), NJ, 4.50% BANs, 7/27/2007	2,882,860
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,810,974
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,975,535
		TOTAL	181,574,106
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--1.5%
$1,570,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	$1,570,000
4,485,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007	4,485,000
15,859,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.810%, 2/1/2007	15,859,000
2,625,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.860%, 2/7/2007	2,625,000
56,532,541		New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	56,532,541
970,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	970,000
2,515,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/1/2007	2,515,000
1,085,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,085,000
		TOTAL	85,641,541
		New York--2.4%
3,900,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 3.670%, 2/1/2007	3,900,000
22,275,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.690%, 2/1/2007	22,275,000
17,000,000		New York City, NY Housing Development Corp., (Series 2006 J-2), 3.60% TOBs, Mandatory Tender 11/1/2007	17,000,000
11,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.550%, 2/7/2007	11,000,000
9,710,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.700%, 2/1/2007	9,710,000
2,410,000		New York City, NY, (2004 Series H-3), Weekly VRDNs (Bank of New York LOC), 3.450%, 2/7/2007	2,410,000
2,800,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.540%, 2/7/2007	2,800,000
2,300,000		New York State HFA, (Series 2006A: 385 Third Avenue Apartments), Weekly VRDNs (385 Third Avenue Associates LP)/(Bank of America N.A. LOC), 3.540%, 2/7/2007	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,750,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing), Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.540%, 2/7/2007	$4,750,000
2,000,000		New York State HFA, Avalon Bowery Place II (Series 2006A), Weekly VRDNs (CVP III LLC)/(Bank of America N.A. LOC), 3.640%, 2/7/2007	2,000,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007	36,145,000
19,635,000	[3,4]	Westchester County, NY IDA, (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 2/1/2007	19,635,000
		TOTAL	133,925,000
		North Carolina--1.5%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	2,840,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 3.600%, 2/7/2007	2,000,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B), Weekly VRDNs (Nucor Corp.), 3.570%, 2/7/2007	11,800,000
395,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007	395,000
2,900,000		Mecklenburg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	2,900,000
3,110,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.610%, 2/1/2007	3,110,000
1,600,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.770%, 2/1/2007	1,600,000
3,300,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.670%, 2/1/2007	3,300,000
10,835,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	10,835,000
16,000,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006A), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.660%, 2/1/2007	16,000,000
11,250,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-2), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.660%, 2/1/2007	11,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$155,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	$155,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,700,000
2,300,000		Raleigh & Durham, NC Airport Authority, (Series 2006A), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.540%, 2/7/2007	2,300,000
3,000,000		Raleigh & Durham, NC Airport Authority, (Series 2006B), Weekly VRDNs (Raleigh-Durham Airport)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.560%, 2/7/2007	3,000,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007	1,300,000
		TOTAL	83,085,000
		Ohio--2.3%
2,150,000		Ashland, OH, 5.00% BANs, 5/24/2007	2,157,945
5,760,000	[3,4]	Cuyahoga County, OH, (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	5,760,000
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007	4,750,000
1,916,000		Euclid, OH, 4.50% BANs, 5/31/2007	1,919,904
3,925,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007	3,925,000
6,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	6,000,000
4,500,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	4,500,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,560,705
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 3.760%, 2/1/2007	6,250,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 3.590%, 2/7/2007	45,000,000
3,500,000		Ohio HFA, (Series J), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.560%, 2/7/2007	3,500,000
1,420,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,420,000
2,895,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.730%, 2/1/2007	2,895,000
22,675,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	22,675,000
5,995,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007	5,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,870,000		Paulding County, OH, (Series B), 4.50% BANs, 2/14/2007	$2,870,742
6,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.660%, 2/1/2007	6,000,000
		TOTAL	129,179,296
		Oklahoma--0.5%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	5,650,000
16,814,223	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.730%, 2/1/2007	16,814,223
7,500,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 3.600%, 2/7/2007	7,500,000
		TOTAL	29,964,223
		Oregon--0.3%
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	10,000,000
		TOTAL	20,000,000
		Pennsylvania--3.1%
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	1,000,000
933,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	933,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.835%, 2/7/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.650%, 2/7/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007	10,000,000
14,600,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.700%, 2/1/2007	14,600,000
82,485,000		Philadelphia, PA Airport System, (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.580%, 2/7/2007	82,485,000
		TOTAL	176,718,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.1%
$3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 3.740%, 2/1/2007	$3,555,000
1,900,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 3.780%, 2/1/2007	1,900,000
		TOTAL	5,455,000
		South Carolina--2.1%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	12,550,000
2,100,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998), Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 3.790%, 2/1/2007	2,100,000
21,800,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,800,000
18,800,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	5,600,000
21,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 2/7/2007	21,000,000
12,830,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.660%, 2/1/2007	12,830,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/ (Wachovia Bank N.A. LOC), 3.690%, 2/2/2007	1,525,000
1,450,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC), 3.780%, 2/2/2007	1,450,000
50,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC), 3.790%, 2/6/2007	50,000
2,300,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.580%, 2/7/2007	2,300,000
500,000		South Carolina Jobs-EDA, (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co. LOC), 3.710%, 2/1/2007	500,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.670%, 2/1/2007	6,000,000
2,075,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.680%, 2/1/2007	2,075,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	10,300,000
		TOTAL	118,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--0.3%
$4,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007	$4,000,000
14,980,000	[3,4]	South Dakota Housing Development Authority, (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	14,980,000
		TOTAL	18,980,000
		Tennessee--1.7%
1,400,000		Dover, TN IDB, (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 3.710%, 2/1/2007	1,400,000
1,760,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	1,760,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,000,000
44,100,000		Loudon, TN IDB Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.670%, 2/1/2007	44,100,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 3.680%, 2/1/2007	9,400,000
200,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	200,000
29,605,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.670%, 2/1/2007	29,605,000
845,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 3.810%, 2/1/2007	7,000,000
		TOTAL	97,310,000
		Texas--17.7%
8,830,000	[3,4]	Alliance Airport Authority Inc., TX, GS Trust (Series 2006-2G), Weekly VRDNs (FedEx Corp.)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 2/1/2007	8,830,000
4,955,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.720%, 2/1/2007	4,955,000
42,500,000		Brazos Harbor, TX IDC, (Series 2006), Weekly VRDNs (BASF Corp.), 3.580%, 2/7/2007	42,500,000
43,610,000		Brazos River Authority, TX, (Series 2001 D-1), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	43,610,000
51,920,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.540%, 2/7/2007	51,920,000
36,500,000		Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.580%, 2/7/2007	36,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 2/1/2007	$12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007	28,500,000
805,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	805,754
930,000		College Station, TX, 6.375% Bonds (CDC IXIS Financial Guaranty N.A. INS), 2/15/2007	930,871
5,340,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.630%, 2/7/2007	5,340,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 3.710%, 2/1/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,000,000
2,725,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,725,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.680%, 2/1/2007	7,150,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007	3,000,000
21,300,000	[3,4]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.760%, 2/1/2007	21,300,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 3.670%, 2/1/2007	9,400,000
7,435,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	7,435,000
20,865,000		Gulf Coast, TX IDA, (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 3.790%, 2/1/2007	20,865,000
18,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	18,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$32,500,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	$32,500,000
19,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,500,000
11,790,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	11,790,000
19,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	19,050,000
24,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1997), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	24,900,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.790%, 2/1/2007	15,000,000
14,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 3.790%, 2/1/2007	14,500,000
6,070,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	6,070,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	15,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.000%, 2/1/2007	7,000,000
9,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.790%, 2/1/2007	9,900,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 3.590%, 2/7/2007	7,000,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	2,000,000
9,565,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	9,565,000
45,200,000		Houston, TX Airport System, (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.570%, 2/7/2007	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.680%, 2/1/2007	6,930,000
1,300,000		Houston, TX, (Series F), 3.60% CP, Mandatory Tender 2/20/2007	1,300,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 3.660%, 2/1/2007	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$1,500,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2007	$1,500,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.590%, 2/7/2007	15,000,000
4,985,000	[3,4]	Port of Houston, TX, Roaring Forks (Series 2005-24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.760%, 2/1/2007	4,985,000
27,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 3.680%, 2/1/2007	27,000,000
2,845,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007	2,845,000
10,060,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,060,000
7,000,000	[3,4]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007	7,000,000
69,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	69,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	13,325,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3784), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	9,995,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	29,995,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	10,000,000
7,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007	7,000,000
3,500,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	3,500,000
5,125,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/ (FNMA LOC), 3.680%, 2/1/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.680%, 2/1/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 3.810%, 2/1/2007	13,400,000
2,770,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$150,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	$150,784,511
3,800,000		Waco, TX IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Regions Bank, Alabama LOC), 3.760%, 2/1/2007	3,800,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,850,000
		TOTAL	1,009,881,136
		Utah--0.2%
10,000,000		Murray City, Utah Hospital Revenue, (Series 2005C) Weekly VRDNs (IHC Health Services, Inc.)/(Citibank N.A., New York LIQ), 3.600%, 2/1/2007	10,000,000
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC), 3.780%, 2/1/2007	4,000,000
		TOTAL	14,000,000
		Vermont--0.2%
4,960,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007	4,960,000
2,750,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	2,750,000
1,950,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	1,950,000
		TOTAL	9,660,000
		Virginia--3.8%
3,500,000		Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 2/1/2007	3,500,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory Tender 3/6/2007	34,300,000
30,688,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.540%, 2/7/2007	30,688,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/6/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.60% CP (Bank of America N.A. LOC), Mandatory Tender 3/8/2007	5,000,000
11,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2007	11,500,000
12,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.63% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/5/2007	12,000,000
14,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.65% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	14,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.66% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 3/6/2007	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$45,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.67% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007	$45,000,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.670%, 2/7/2007	3,895,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,500,000
28,430,000	[3,4]	Virginia State Housing Development Authority, (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.670%, 2/1/2007	28,430,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,285,000
		TOTAL	215,098,000
		Washington--2.3%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	6,980,000
5,170,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.660%, 2/1/2007	5,170,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 3.900%, 2/1/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 3.710%, 2/1/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.690%, 2/1/2007	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.550%, 2/7/2007	8,425,000
7,570,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	7,570,000
3,945,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	3,945,000
5,015,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007	5,015,000
4,450,000	[3,4]	Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007	4,450,000
4,320,000	[3,4]	Port of Seattle, WA, (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,320,000
7,000,000	[3,4]	Port of Seattle, WA, RBC Floater Certificates (Series I-11), Weekly VRDNs (SEATAC Fuel Facilities LLC)/(MBIA Insurance Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 3.690%, 2/1/2007	7,000,000
11,550,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 3.690%, 2/1/2007	11,550,000
9,905,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.580%, 2/7/2007	9,905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,500,000		Washington State EDFA, (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 3.570%, 2/7/2007	$5,500,000
1,000,000		Washington State EDFA, (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 3.710%, 2/1/2007	1,000,000
5,200,000		Washington State EDFA, (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,200,000
5,000,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 3.620%, 2/7/2007	5,000,000
5,890,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 3.620%, 2/7/2007	5,890,000
3,590,000		Washington State Housing Finance Commission, (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 3.680%, 2/1/2007	3,590,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 3.680%, 2/1/2007	4,825,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 3.690%, 2/1/2007	5,350,000
		TOTAL	128,885,500
		West Virginia--1.4%
800,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 3.600%, 2/7/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.68% CP (Virginia Electric & Power Co.), Mandatory Tender 4/12/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2007	4,000,000
14,600,000		Marion County, WV County Commission, (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.550%, 2/7/2007	14,600,000
3,100,000		Marion County, WV County Commission, (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.570%, 2/7/2007	3,100,000
3,760,000		Ritchie County, WV, IDRBs (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007	3,760,000
23,000,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/1/2007	23,000,000
23,300,000		West Virginia Public Energy Authority, (1989 Series A), 3.55% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 3/1/2007	23,300,000
		TOTAL	82,560,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--3.5%
$9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 3.860%, 2/1/2007	$9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.860%, 2/1/2007	4,000,000
800,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/ (U.S. Bank, N.A. LOC), 3.580%, 2/7/2007	800,000
1,720,000		Hartford, WI, (Series 2000) Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.710%, 2/1/2007	1,720,000
2,300,000		Milwaukee, WI, (Series 1997), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007	4,085,000
16,835,000		Wisconsin Housing & EDA, (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,835,000
56,020,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	56,020,000
64,900,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.660%, 2/1/2007	64,900,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.540%, 2/7/2007	5,000,000
16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	16,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$17,230,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.540%, 2/7/2007	$17,230,000
2,370,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ), 3.680%, 2/1/2007	2,370,000
		TOTAL	200,860,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [5]	5,727,104,294
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(29,327,220)
		TOTAL NET ASSETS--100%	$5,697,777,074

Securities that are subject to the federal alternative minimum tax (AMT) represent 74.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,723,913,419, which represented 30.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CALSTRS	--California State Teachers' Retirement System
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,727,104,294
Income receivable		33,453,454
Receivable for shares sold		5,385,150
TOTAL ASSETS		5,765,942,898
Liabilities:
Payable for investments purchased	$65,008,889
Payable for shares redeemed	453,542
Payable to bank	15,602
Payable for shareholder services fee (Note 5)	256,444
Income distribution payable	2,260,463
Accrued expenses	170,884
TOTAL LIABILITIES		68,165,824
Net assets for 5,697,879,141 shares outstanding		$5,697,777,074
Net Assets Consist of:
Paid-in capital		$5,697,879,142
Accumulated net realized loss on investments		(92,270)
Distributions in excess of net investment income		(9,798)
TOTAL NET ASSETS		$5,697,777,074
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$3,772,412,205 ÷ 3,772,320,808 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$832,683,643 ÷ 832,798,022 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,092,681,226 ÷ 1,092,760,311 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$105,034,712
Expenses:
Investment adviser fee (Note 5)		$5,834,024
Administrative personnel and services fee (Note 5)		2,319,465
Account administration fee--Institutional Service Shares		63,084
Custodian fees		125,652
Transfer and dividend disbursing agent fees and expenses		179,100
Directors'/Trustees' fees		21,961
Auditing fees		9,365
Legal fees		10,250
Portfolio accounting fees		94,397
Shareholder services fee--Institutional Service Shares (Note 5)		803,722
Shareholder services fee--Institutional Capital Shares (Note 5)		487,923
Share registration costs		57,550
Printing and postage		26,040
Insurance premiums		17,156
Miscellaneous		9,560
TOTAL EXPENSES		10,059,249
Waivers (Note 5):
Waiver of investment adviser fee	$(3,214,616)
Waiver of administrative personnel and services fee	(96,702)
TOTAL WAIVERS		(3,311,318)
Net expenses			6,747,931
Net investment income			98,286,781
Net realized gain on investments			37,399
Change in net assets resulting from operations			$98,324,180

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,286,781	$146,978,865
Net realized gain (loss) on investments	37,399	(101,081)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,324,180	146,877,784
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(70,717,025)	(101,730,945)
Institutional Service Shares	(11,153,947)	(16,628,052)
Institutional Capital Shares	(16,421,012)	(28,618,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,291,984)	(146,977,333)
Share Transactions:
Proceeds from sale of shares	28,716,881,566	52,382,943,955
Net asset value of shares issued to shareholders in payment of distributions declared	83,613,104	121,331,427
Cost of shares redeemed	(28,096,291,488)	(52,255,060,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	704,203,182	249,215,172
Change in net assets	704,235,378	249,115,623
Net Assets:
Beginning of period	4,993,541,696	4,744,426,073
End of period (including distributions in excess of net investment income of $(9,798) and $(4,595), respectively)	$5,697,777,074	$4,993,541,696

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,712,559,218	$25,712,559,218	45,999,768,480	$45,999,768,480
Shares issued to shareholders in payment of distributions declared	59,736,956	59,736,956	81,476,882	81,476,882
Shares redeemed	(25,491,005,838)	(25,491,005,838)	(45,631,011,465)	(45,631,011,465)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	281,290,336	$281,290,336	450,233,897	$450,233,897

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,043,056,356	$1,043,056,356	1,884,342,195	$1,884,342,195
Shares issued to shareholders in payment of distributions declared	9,361,138	9,361,138	13,961,548	13,961,548
Shares redeemed	(840,220,620)	(840,220,620)	(1,919,661,907)	(1,919,661,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	212,196,874	$212,196,874	(21,358,164)	$(21,358,164)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,961,265,992	$1,961,265,992	4,498,833,280	$4,498,833,280
Shares issued to shareholders in payment of distributions declared	14,515,010	14,515,010	25,892,997	25,892,997
Shares redeemed	(1,765,065,030)	(1,765,065,030)	(4,704,386,838)	(4,704,386,838)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	210,715,972	$210,715,972	(179,660,561)	$(179,660,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	704,203,182	$704,203,182	249,215,172	$249,215,172

4. FEDERAL TAX INFORMATION

At July 31, 2006, the Fund had a capital loss carryforward of $15,340 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $3,214,616 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.
For the six months ended January 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,613,292,000 and $6,093,683,000, respectively.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees , upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.026		0.042	0.022	0.010	0.014		0.023
Net realized and unrealized gain (loss) on investments	--		0.000 [1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.026		0.042	0.022	0.010	0.014		0.023
Less Distributions:
Distributions from net investment income	(0.026)		(0.042)	(0.022)	(0.010)	(0.014)		(0.023)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	2.64%		4.33%	2.24%	0.97%	1.36%		2.32%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income	5.18	% [3]	4.24%	2.19%	0.96%	1.34%		2.21%
Expense waiver/reimbursement [4]	0.09	% [3]	0.28%	0.34%	0.34%	0.34%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,934,484		$15,151,070	$15,600,659	$16,519,436	$20,110,135		$20,707,206

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,026.40	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	43.1%
Variable Rate Demand Instruments	37.4%
Bank Instruments	12.1%
Repurchase Agreements	8.6%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.8	% [4]
8-30 Days	27.6%
31-90 Days	15.9%
91-180 Days	7.1%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

1 Commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.1% of the Fund's portfolio.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.0%
$108,649,440	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$108,649,440
34,819,702		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	34,819,702
11,219,079	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	11,219,079
23,508,033	[1,2]	Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007	23,508,033
17,696,730	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class A1, 5.390%, 10/19/2007	17,696,730
16,841,316	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	16,841,316
		TOTAL	212,734,300
		Finance - Equipment--0.6%
948,423		CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007	948,423
69,159,807		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	69,159,807
595,277		CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007	595,277
40,270,447		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	40,270,447
16,607,529		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	16,607,529
13,387,481		John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007	13,387,481
		TOTAL	140,968,964
		TOTAL ASSET-BACKED SECURITIES	353,703,264
		CERTIFICATES OF DEPOSIT--8.0%
		Banking--8.0%
212,500,000		Barclays Bank PLC, 5.310% - 5.420%, 4/9/2007- 1/25/2008	212,500,000
95,000,000		Calyon, Paris, 5.260% - 5.355%, 4/11/2007 - 4/30/2007	95,000,580
178,000,000		Citizens Bank of Pennsylvania, 5.330%, 2/1/2007 - 2/27/2007	178,000,000
469,000,000		Credit Suisse, Zurich, 4.920% - 5.410%, 2/5/2007 - 1/18/2008	469,000,000
49,200,000		DePfa Bank PLC, 5.260%, 4/9/2007	49,200,000
19,250,000		HBOS Treasury Services PLC, 5.260%, 4/11/2007	19,250,000
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,983,338
136,000,000		Mizuho Corporate Bank Ltd., 5.340%, 2/9/2007 - 2/12/2007	136,000,000
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,940,189
420,250,000		Toronto Dominion Bank, 5.295% - 5.600%, 2/12/2007 - 8/3/2007	420,266,085
		TOTAL CERTIFICATES OF DEPOSIT	1,729,140,192
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--9.2%
		Banking--2.3%
$65,000,000		Deutsche Bank Securities, Inc., 5.355%, 2/9/2007	$65,000,000
330,000,000		Fortis Bank SA/NV, 5.363%, 2/1/2007	330,000,000
100,000,000		IXIS Financial Products Inc., 5.310%, 2/1/2007	100,000,000
		TOTAL	495,000,000
		Brokerage--6.9%
353,000,000		Citigroup Global Markets, Inc., 5.413%, 2/1/2007	353,000,000
729,000,000		Goldman Sachs & Co., 5.383% - 5.413%, 2/1/2007	729,000,000
400,000,000		Merrill Lynch & Co., Inc., 5.443%, 2/1/2007	400,000,000
		TOTAL	1,482,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,977,000,000
		COMMERCIAL PAPER--26.4% [3]
		Banking--5.1%
137,000,000		Bank of America Corp., 5.210% - 5.240%, 3/5/2007 - 4/24/2007	135,519,322
29,460,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.270%, 4/11/2007	29,162,429
1,190,000		Benedictine Living Communities, Inc., 5.270%, 4/11/2007	1,177,980
45,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	44,413,712
146,520,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.304%, 3/8/2007 - 4/4/2007	145,651,226
103,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	101,482,467
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.320%, 2/5/2007	15,235,000
323,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007	317,845,239
315,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.215% - 5.255%, 2/12/2007 - 5/8/2007	312,649,060
		TOTAL	1,103,136,435
		Finance - Automotive--4.9%
158,212,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240% - 5.250%, 4/5/2007 - 4/18/2007	156,571,039
23,326,000		DaimlerChrysler Revolving Auto Conduit LLC, A1/P1 Series, 5.270%, 2/6/2007	23,308,927
621,059,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.310%, 2/5/2007 - 7/23/2007	613,090,070
267,690,000		FCAR Auto Loan Trust, A1/P1 Series, 5.260% - 5.310%, 2/12/2007 - 3/23/2007	266,539,840
		TOTAL	1,059,509,876
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--1.1%
$151,000,000		CIT Group, Inc., 5.200% - 5.250%, 4/24/2007 - 7/16/2007	$147,636,210
40,002,000	[1,2]	Edison Asset Securitization LLC, 5.170%, 4/5/2007	39,640,082
50,000,000	[1,2,4]	Versailles CDS LLC, 5.285%, 3/2/2007	49,787,132
		TOTAL	237,063,424
		Finance - Retail--5.4%
125,000,000	[1,2]	Amsterdam Funding Corp., 5.285%, 2/9/2007	124,853,194
100,000,000	[1,2]	Chariot Funding LLC, 5.260%, 2/12/2007	99,839,278
20,000,000	[1,2]	Compass Securitization LLC, 5.260%, 3/15/2007	19,877,267
630,500,000	[1,2]	Paradigm Funding LLC, 5.180% - 5.275%, 2/6/2007 - 7/19/2007	626,358,611
228,980,000	[1,2]	Sheffield Receivables Corp., 5.250% - 5.280%, 2/14/2007 - 4/26/2007	227,269,416
60,000,000	[1,2]	Tulip Funding Corp., 5.260%, 2/8/2007	59,938,633
		TOTAL	1,158,136,399
		Finance - Securities--9.2%
560,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.290%, 2/15/2007 - 3/1/2007	558,188,175
529,000,000	[1,2]	Grampian Funding LLC, 5.210% - 5.285%, 2/5/2007 - 7/20/2007	525,180,968
117,941,000	[1,2]	KLIO Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/12/2007	117,193,315
297,001,000	[1,2]	KLIO II Funding Ltd., 5.250% - 5.280%, 2/28/2007 - 4/18/2007	294,817,050
65,000,000	[1,2]	Perry Global Funding LLC Series A, 5.245%, 4/12/2007	64,337,090
109,260,000	[1,2]	Scaldis Capital LLC, 5.250% - 5.265%, 2/9/2007 - 4/25/2007	107,997,637
264,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.180% - 5.265%, 2/13/2007 - 7/11/2007	260,045,306
50,000,000	[1,2]	Three Rivers Funding Corp., 5.275%, 2/8/2007	49,948,715
		TOTAL	1,977,708,256
		Insurance--0.7%
158,000,000	[1,2]	Aspen Funding Corp., 5.250% - 5.275%, 2/13/2007 - 5/2/2007	156,585,517
		TOTAL COMMERCIAL PAPER	5,692,139,907
		CORPORATE NOTES--4.6%
		Banking--1.6%
80,000,000		Deutsche Bank AG, 5.400%, 12/12/2007	80,000,000
70,000,000		Royal Bank of Canada, Montreal, 5.490%, 10/2/2007	70,000,000
31,000,000		Societe Generale, Paris, 5.420%, 1/16/2008	31,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	343,000,000
Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--0.2%
$40,000,000		Goldman Sachs Group, Inc., 5.403%, 2/20/2007	$40,000,000
		Finance - Securities--2.5%
284,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.000% - 5.420%, 3/9/2007 - 9/17/2007	284,000,000
262,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.000% - 5.320%, 3/8/2007 - 10/12/2007	262,495,408
		TOTAL	546,495,408
		Insurance--0.3%
60,000,000	[1,2]	MBIA Global Funding LLC, 5.400%, 12/20/2007	60,000,000
		TOTAL CORPORATE NOTES	989,495,408
		GOVERNMENT AGENCIES--0.5%
		Government Agency--0.5%
100,000,000		Federal National Mortgage Association, 5.410%, 12/28/2007	100,000,000
		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 2/20/2007	55,500,000
		NOTES - VARIABLE--37.4% [5]
		Banking--16.1%
4,835,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	4,835,000
1,350,000		Advanced Labelworx, Inc., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,350,000
4,620,000		AlaTrade Foods LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,620,000
685,000		Alabama State IDA, (Series 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 2/1/2007	3,495,000
1,075,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	1,075,000
800,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	800,000
7,000,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.400%, 2/1/2007	7,000,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 2/7/2007	12,000,000
3,940,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 2/1/2007	3,940,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	$7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.345%, 2/20/2007 - 2/26/2007	230,000,000
5,545,000		Baldwin County Sewer Service LLC, Series 2002, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	5,545,000
160,000,000		Bank of America N.A., 5.363%, 2/1/2007	160,000,000
63,000,000	[1,2]	Bank of Ireland, 5.300%, 2/20/2007	63,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 2/27/2007	73,000,000
125,000,000		Barclays Bank PLC, 5.275%, 2/5/2007	124,992,226
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 2/1/2007	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.420%, 2/7/2007	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.420%, 2/7/2007	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 2/2/2007	4,910,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods LLC, Series 2006-A, (Wells Fargo Bank, N.A. LOC), 5.320%, 2/1/2007	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I & II Project, Series 2006, (SunTrust Bank LOC), 5.360%, 2/7/2007	5,600,000
10,188,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	10,188,000
2,402,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,402,000
17,311,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	17,311,000
1,277,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
1,073,000		Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,073,000
2,210,000		Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,210,000
1,277,000		Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,277,000
2,905,000		Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	2,905,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$7,112,000		Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	$7,112,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 2/2/2007	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	6,350,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 2/1/2007	3,230,000
795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	795,000
1,420,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.360%, 2/7/2007	1,420,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	10,800,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.520%, 2/2/2007	8,300,000
32,900,000		Cook County, IL, Series 2002 A, 5.340%, 2/7/2007	32,900,000
5,095,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 5.370%, 2/1/2007	5,095,000
63,500,000		Credit Suisse, Zurich, 5.336%, 3/12/2007	63,500,000
8,000,000		Credit Suisse, Zurich, 5.360%, 4/24/2007	8,000,191
12,600,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.390%, 2/1/2007	12,600,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.320%, 2/1/2007	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	2,570,000
7,410,000		Eastridge Christian Assembly, Series 2004, (U.S. Bank, N.A. LOC), 5.340%, 2/1/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	3,200,000
1,000,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.410%, 2/1/2007	1,000,000
13,080,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	13,080,000
1,350,000		Gesmundo & Associates, Inc., Series A, (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	1,350,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$36,800,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000 A, (U.S. Bank, N.A. LOC), 5.410%, 2/1/2007	$36,800,000
13,850,000		Greene County Development Authority, Reynolds Lodge LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.360%, 2/1/2007	13,850,000
5,615,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.290% - 5.445%, 2/9/2007 - 2/20/2007	399,000,975
369,700,000		HBOS Treasury Services PLC, 5.396% - 5.436%, 2/1/2007 - 3/26/2007	369,701,553
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank of the Midwest LLC LOC), 5.320%, 2/1/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	10,150,000
8,000,000		Iowa Finance Authority, (GTD by Marshall & Ilsley Bank, Milwaukee), 5.350%, 2/1/2007	8,000,000
85,000,000		J.P. Morgan Chase & Co., 5.296%, 2/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.520%, 2/7/2007	3,575,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 2/1/2007	15,000,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	2,945,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	1,800,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/2/2007	4,655,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.370%, 2/7/2007	5,165,000
11,250,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Regions Bank, Alabama LOC), 5.340%, 2/1/2007	11,250,000
4,595,000		M & C Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	4,595,000
450,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 5.520%, 2/1/2007	450,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 2/26/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.420%, 2/6/2007	11,775,000
17,440,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 5.350%, 2/7/2007	17,440,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.420%, 2/2/2007	$4,610,000
75,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 2/12/2007 - 2/15/2007	74,999,145
1,783,000		Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	1,783,000
8,710,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.390%, 2/1/2007	8,710,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 5.400%, 2/7/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol, LLC Series 2006, (Wachovia Bank N.A. LOC), 5.320%, 2/1/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.290%, 2/7/2007	110,000,000
15,000,000		National City Bank, Ohio, 5.400%, 2/1/2007	15,009,304
5,775,000		North American Gulf Terminals, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.310%, 2/1/2007	5,775,000
11,920,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 2/1/2007	11,920,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.420%, 2/7/2007	81,800,000
9,790,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.370%, 2/1/2007	9,790,000
4,800,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.360%, 2/1/2007	4,800,000
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 2/1/2007	4,940,000
4,310,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.400%, 2/1/2007	4,310,000
31,050,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 2/1/2007	31,050,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A., Minnesota LOC), 5.450%, 2/7/2007	6,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$5,500,000		Pinellas County, FL IDA, Eurobake Project, Series 2005, (SunTrust Bank LOC), 5.360%, 2/7/2007	$5,500,000
14,500,000		Pitney Roads Partners LLC, Series 2003-A, (Bank of America N.A. LOC), 5.350%, 2/1/2007	14,500,000
792,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 2/1/2007	792,000
5,400,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 2/1/2007	5,400,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.360%, 2/7/2007	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.296%, 2/1/2007	108,000,000
32,180,000		Rush Medical Foundation, Series 2006, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	32,180,000
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 2/1/2007	19,000,000
3,590,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.410%, 2/7/2007	3,590,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.316%, 2/2/2007	50,000,000
11,205,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 5.370%, 2/1/2007	11,205,000
52,685,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 2/1/2007	52,685,000
2,880,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.330%, 2/1/2007	2,880,000
1,100,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.620%, 2/1/2007	1,100,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.520%, 2/1/2007	1,755,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.320%, 2/1/2007	6,050,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.363%, 3/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-2 Tranche #1, (GTD by Wachovia Corp.), 5.365%, 3/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006-1, (GTD by Wachovia Corp.), 5.360%, 3/15/2007	25,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 2/1/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 2/7/2007	1,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$2,376,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.370%, 2/1/2007	$2,376,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.350%, 2/1/2007	1,245,000
13,385,000		Wachovia Corp., 5.410%, 2/22/2007	13,392,323
195,250,000		Wells Fargo & Co., 5.385%, 2/2/2007	195,250,040
10,045,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 5.420%, 2/1/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.393%, 3/12/2007	25,000,000
9,610,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.420%, 2/1/2007	9,610,000
4,540,000		William Morris Realty Montgomery LLC, (Regions Bank, Alabama LOC), 5.380%, 2/1/2007	4,540,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (INS by AMBAC Financial Group, Inc.), 5.360%, 2/1/2007	34,345,000
		TOTAL	3,473,566,757
		Brokerage--8.3%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 2/15/2007	50,001,161
374,000,000		Merrill Lynch & Co., Inc., 5.330% - 5.401%, 2/5/2007 - 2/26/2007	374,000,000
240,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 2/12/2007	240,000,155
1,121,800,000		Morgan Stanley, 5.363% - 5.410%, 2/1/2007 - 2/27/2007	1,121,801,444
		TOTAL	1,785,802,760
		Electrical Equipment--0.3%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.290%, 2/1/2007	2,345,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.310%, 2/5/2007	58,656,672
		TOTAL	61,001,672
		Finance - Commercial--2.0%
436,100,000	[1,2]	General Electric Capital Corp., 5.445%, 2/9/2007 - 2/20/2007	436,100,000
		Finance - Retail--3.8%
332,000,000	[1,2]	Compass Securitization LLC, 5.275%, 2/6/2007 - 2/20/2007	331,975,156
167,500,000	[1,2]	Paradigm Funding LLC, 5.286%, 2/2/2007	167,498,704
325,000,000	[1,2]	SLM Corp., 5.320%, 2/12/2007 - 2/14/2007	325,000,000
		TOTAL	824,473,860
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Finance - Securities--1.8%
$123,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.345%, 2/1/2007 - 3/20/2007	$122,996,747
275,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.413%, 2/1/2007	274,998,732
		TOTAL	397,995,479
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.310%, 2/1/2007	7,945,000
46,185,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.310%, 2/1/2007	46,185,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.330%, 2/1/2007	5,350,000
		TOTAL	59,480,000
		Insurance--3.4%
20,000,000		Albuquerque, NM, Series 2000 A, (INS by MBIA Insurance Corp.), 5.300%, 2/7/2007	20,000,000
54,000,000		Genworth Life Insurance Co., 5.459%, 3/1/2007	54,000,000
50,000,000		Hartford Life Insurance Co., 5.539% - 5.541%, 2/1/2007 - 3/1/2007	50,000,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 2/21/2007	43,997,198
66,000,000		MetLife Insurance Co. of Connecticut, 5.450% - 5.453%, 2/16/2007 - 3/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.480% - 5.491%, 2/1/2007 - 4/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.440% - 5.510%, 2/1/2007 - 2/28/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.449% - 5.450%, 2/28/2007 - 3/1/2007	110,000,000
30,000,000		Protective Life Secured Trust 2004-B, 5.440%, 4/13/2007	30,005,211
125,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 4/2/2007	125,000,000
		TOTAL	724,002,409
		Municipal--1.0%
205,500,000		Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 2/15/2007	205,500,000
		Pharmaceuticals & Health Care--0.4%
89,485,000	[1,2]	Eli Lilly Services, Inc., (GTD by Eli Lilly & Co.), 5.316%, 2/1/2007	89,485,424
		TOTAL NOTES -- VARIABLE	8,057,408,361
Principal Amount or Shares			Value
		TIME DEPOSITS--4.1%
		Banking--4.1%
$190,000,000		Chase Bank USA, N.A., 5.313%, 2/1/2007	$190,000,000
140,000,000		Deutsche Bank AG, 5.313%, 2/1/2007	140,000,000
350,000,000		Marshall & Ilsley Bank, Milwaukee, 5.213%, 2/1/2007	350,000,000
200,000,000		Societe Generale, Paris, 5.293%, 2/1/2007	200,000,000
		TOTAL TIME DEPOSITS	880,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Columbia Money Market Reserves	50,000,000
20,059,291		DWS Money Market Trust	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--8.6%
$150,000,000		Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.	150,000,000
902,605,000		Interest in $4,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2016 for $4,000,587,778 on 2/1/2007. The market value of the underlying securities at the end of the period was $4,080,003,032.	902,605,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,892.	150,000,000
40,000,000		Interest in $125,000,000 joint repurchase agreement 5.08%, dated 1/31/2007 under which J.P. Morgan Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/15/2014 for $125,017,639 on 2/1/2007. The market value of the underlying securities at the end of the period was $127,502,974.	40,000,000
60,000,000		Interest in $100,000,000 joint repurchase agreement 5.18%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/15/2033 for $100,014,389 on 2/1/2007. The market value of the underlying securities at the end of the period was $102,002,798.	60,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$550,000,000		Interest in $700,000,000 joint repurchase agreement 5.25%, dated 1/31/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/25/2034 for $700,102,083 on 2/1/2007. The market value of the underlying securities at the end of the period was $721,000,477.	$550,000,000
		TOTAL REPURCHASE AGREEMENTS	1,852,605,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [6]	21,822,051,423
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(260,444,575)
		TOTAL NET ASSETS--100%	$21,561,606,848

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $7,966,465,576, which represented 36.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $7,857,816,136, which represented 36.4% of total net assets.

3 Discount rate at the time of purchase.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities, at amortized cost and value		$21,822,051,423
Income receivable		102,411,341
Receivable for shares sold		1,818,549
TOTAL ASSETS		21,926,281,313
Liabilities:
Payable for shares redeemed	$291,667,510
Payable to bank	12,237,856
Income distribution payable	59,101,565
Payable for distribution services fee (Note 4)	33,413
Payable for shareholders services fee (Note 4)	1,337,114
Accrued expenses	297,007
TOTAL LIABILITIES		364,674,465
Net assets for 21,561,670,469 shares outstanding		$21,561,606,848
Net Assets Consist of:
Paid-in capital		$21,561,670,957
Distributions in excess of net investment income		(64,109)
TOTAL NET ASSETS		$21,561,606,848
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$14,934,483,930 ÷ 14,934,319,705 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,457,958,599 ÷ 6,458,191,029 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$169,164,319 ÷ 169,159,735 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$602,799,082
Expenses:
Investment adviser fee (Note 4)		$22,392,915
Administrative personnel and services fee (Note 4)		8,902,701
Account administration fee--Institutional Service Shares		597,755
Account administration fee--Trust Shares		186,431
Custodian fees		484,199
Transfer and dividend disbursing agent fees and expenses		185,280
Directors'/Trustees' fees		116,400
Auditing fees		9,365
Legal fees		7,749
Portfolio accounting fees		93,619
Distribution services fee--Trust Shares (Note 4)		187,286
Shareholder services fee--Institutional Service Shares (Note 4)		7,465,624
Share registration costs		31,864
Printing and postage		32,892
Insurance premiums		57,791
Miscellaneous		36,193
TOTAL EXPENSES		40,788,064
Waivers (Note 4):
Waiver of investment adviser fee	$(9,044,412)
Waiver of administrative personnel and services fee	(371,001)
TOTAL WAIVERS		(9,415,413)
Net expenses			31,372,651
Net investment income			$571,426,431

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$571,426,431	$904,113,642
Net realized gain on investments	--	19,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	571,426,431	904,133,088
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(408,766,007)	(684,227,011)
Institutional Service Shares	(159,181,984)	(218,509,885)
Trust Shares	(3,510,430)	(1,780,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(571,458,421)	(904,517,624)
Share Transactions:
Proceeds from sale of shares	123,812,527,193	239,640,314,040
Net asset value of shares issued to shareholders in payment of distributions declared	217,624,492	372,405,232
Cost of shares redeemed	(123,538,964,043)	(240,296,751,011)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	491,187,642	(284,031,739)
Change in net assets	491,155,652	(284,416,275)
Net Assets:
Beginning of period	21,070,451,196	21,354,867,471
End of period (including distributions in excess of net investment income of $(64,109) and $(32,119), respectively)	$21,561,606,848	$21,070,451,196

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$108,649,440

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	97,394,642,218	$97,394,642,218	195,830,365,206	$195,830,365,206
Shares issued to shareholders in payment of distributions declared	169,353,211	169,353,211	302,881,875	302,881,875
Shares redeemed	(97,780,413,711)	(97,780,413,711)	(196,582,948,973)	(196,582,948,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(216,418,282)	$(216,418,282)	(449,701,892)	$(449,701,892)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,135,733,893	$26,135,733,893	43,532,917,577	$43,532,917,577
Shares issued to shareholders in payment of distributions declared	47,159,262	47,159,262	68,834,830	68,834,830
Shares redeemed	(25,553,059,810)	(25,553,059,810)	(43,501,036,269)	(43,501,036,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	629,833,345	$629,833,345	100,716,138	$100,716,138

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	282,151,082	$282,151,082	277,031,257	$277,031,257
Shares issued to shareholders in payment of distributions declared	1,112,019	1,112,019	688,527	688,527
Shares redeemed	(205,490,522)	(205,490,522)	(212,765,769)	(212,765,769)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	77,772,579	$77,772,579	64,954,015	$64,954,015
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	491,187,642	$491,187,642	(284,031,739)	$(284,031,739)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser voluntarily waived $9,044,412 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses of up to 0.25% of its average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Trustees, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2005 and July 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trustees have appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2007. During the Fund's fiscal years ended July 31, 2005 and July 31, 2006 and the interim period commencing August 1, 2006 and ending September 22, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the Fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided to the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024		0.039	0.018	0.006	0.009	0.018
Net realized gain on investments	--		--	--	0.000 [1]	0.001	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.024		0.039	0.018	0.006	0.010	0.019
Less Distributions:
Distributions from net investment income	(0.024)		(0.039)	(0.018)	(0.006)	(0.009)	(0.018)
Distributions from net realized gain on investments	--		--	--	(0.000) [1]	(0.001)	(0.001)
TOTAL DISTRIBUTIONS	(0.024)		(0.039)	(0.018)	(0.006)	(0.010)	(0.019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.46%		3.93%	1.86%	0.62%	1.02%	1.95%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.81	% [3]	3.83%	1.82%	0.60%	0.97%	1.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$494,877		$524,802	$520,178	$651,852	$863,363	$845,889

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,024.60	$2.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.94	$2.29

1 Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	100.6%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At January 31, 2007, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	16.2%
31-90 Days	3.0%
91-180 Days	0.0%
181 Days or more	2.0%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.6%
$35,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/16/2007, under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 12/31/2011 for $502,455,556 on 2/20/2007. The market value of the underlying securities at the end of the period was $511,105,329.	$35,000,000
4,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007, under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $503,033,333 on 2/15/2007. The market value of the underlying securities at the end of the period was $510,000,086.	4,000,000
4,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 5.20%, dated 1/4/2007, under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2028 for $502,961,111 on 2/15/2007. The market value of the underlying securities at the end of the period was $511,989,289.	4,000,000
80,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,115.	80,000,000
72,786,000		Interest in $1,478,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,478,214,721 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,507,560,837.	72,786,000
80,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2027 for $1,500,217,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,530,000,607.	80,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$80,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,278 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,497.	$80,000,000
80,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2030 for $1,800,261,500 on 2/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,023.	80,000,000
37,000,000	[1]	Interest in $975,000,000 joint repurchase agreement 5.23%, dated 1/23/2007, under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $979,249,375 on 2/23/2007. The market value of the underlying securities at the end of the period was $994,501,403.	37,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $156,326,127.	5,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $153,944,292 on 4/16/2007. The market value of the underlying securities at the end of the period was $156,983,768.	5,000,000
10,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $308,934,583 on 3/30/2007. The market value of the underlying securities at the end of the period was $313,964,453.	10,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006, under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $113,946,214.	5,000,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [2]	497,786,000
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(2,908,593)
		TOTAL NET ASSETS--100%	$494,877,407

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$497,786,000
Income receivable		728,650
Receivable for shares sold		53,207
TOTAL ASSETS		498,567,857
Liabilities:
Payable for shares redeemed	$22,955
Income distribution payable	1,137,294
Payable to bank	2,523,424
Payable for Directors'/Trustees' fees	96
Accrued expenses	6,681
TOTAL LIABILITIES		3,690,450
Net assets for 494,877,321 shares outstanding		$494,877,407
Net Assets Consist of:
Paid-in capital		$494,877,321
Undistributed net investment income		86
TOTAL NET ASSETS		$494,877,407
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$494,877,407 ÷ 494,877,321 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Interest			$13,410,803
Expenses:
Investment adviser fee (Note 4)		$1,018,904
Administrative personnel and services fee (Note 4)		202,549
Custodian fees		15,063
Transfer and dividend disbursing agent fees and expenses		14,001
Directors'/Trustees' fees		2,605
Auditing fees		8,472
Legal fees		4,948
Portfolio accounting fees		45,016
Share registration costs		12,838
Printing and postage		5,612
Insurance premiums		5,085
Miscellaneous		9,723
TOTAL EXPENSES		1,344,816
Waivers (Note 4):
Waiver of investment adviser fee	$(177,349)
Waiver of administrative personnel and services fee	(8,448)
TOTAL WAIVERS		(185,797)
Net expenses			1,159,019
Net investment income			$12,251,784

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,251,784	$19,310,354
Distributions to Shareholders:
Distributions from net investment income	(12,253,922)	(19,306,837)
Share Transactions:
Proceeds from sale of shares	917,325,330	2,493,828,282
Net asset value of shares issued to shareholders in payment of distributions declared	5,781,125	5,038,704
Cost of shares redeemed	(953,028,823)	(2,494,246,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,922,368)	4,620,662
Change in net assets	(29,924,506)	4,624,179
Net Assets:
Beginning of period	524,801,913	520,177,734
End of period (including undistributed net investment income of $86 and $2,224, respectively)	$494,877,407	$524,801,913

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2007	Year Ended 7/31/2006
Shares sold	917,325,330	2,493,828,282
Shares issued to shareholders in payment of distributions declared	5,781,125	5,038,704
Shares redeemed	(953,028,823)	(2,494,246,324)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,922,368)	4,620,662

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $177,349 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, the Fund's Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

TRUST FOR U.S. TREASURY OBLIGATIONS (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY      /S/ J. CHRISTOPHER DONAHUE
        J. CHRISTOPHER DONAHUE
        PRINCIPAL EXECUTIVE OFFICER

DATE    March 16, 2007

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007